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HARTFORD LEADERS SOLUTION PLUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)

P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:  1-800-862-6668 (CONTRACT OWNERS)
            1-800-862-7155 (REGISTERED REPRESENTATIVES)

                                                             [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase Series
I and Series IR of Hartford Leaders Solution Plus variable annuity. Please read it carefully before you purchase your variable annuity.

We call this annuity Hartford Leaders Solution Plus because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.

This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: AIM Variable Insurance Funds, American Funds Insurance Series (also known as American Variable Insurance Series), BlackRock Variable Series Funds, Inc., Hartford Series Fund, Inc., MFS(R) Variable Insurance Trust and Franklin Templeton Variable Insurance Products Trust.

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

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PROSPECTUS DATED: MAY 1, 2007

STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2007

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TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     7
GENERAL CONTRACT INFORMATION                                                   9
  The Company                                                                  9
  The Separate Account                                                         9
  The Funds                                                                   10
PERFORMANCE RELATED INFORMATION                                               14
FIXED ACCUMULATION FEATURE                                                    15
THE CONTRACT                                                                  16
  Purchases and Contract Value                                                16
  Charges and Fees                                                            21
  The Hartford's Principal First                                              24
  Death Benefit                                                               26
  Surrenders                                                                  30
ANNUITY PAYOUTS                                                               32
OTHER PROGRAMS AVAILABLE                                                      34
OTHER INFORMATION                                                             35
  Legal Matters                                                               38
  More Information                                                            39
FEDERAL TAX CONSIDERATIONS                                                    39
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      45
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- ACCUMULATION UNIT VALUES                                 APP IV-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: U.S. Wealth Management, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

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CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, Joint Contract Owner, or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a premium payment is made. The amount of a Payment Enhancement is based on the cumulative premium payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                            8%
  Second Year                                                                                               8%
  Third Year                                                                                                8%
  Fourth Year                                                                                               8%
  Fifth Year                                                                                                7%
  Sixth Year                                                                                                6%
  Seventh Year                                                                                              5%
  Eighth Year                                                                                               0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
  Mortality and Expense Risk Charge                                                                       1.50%
  Administrative Charge                                                                                   0.15%
  Total Separate Account Annual Expenses                                                                  1.65%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
  The Hartford's Principal First Charge (4)                                                               0.75%
  Optional Death Benefit Charge                                                                           0.15%
  Earnings Protection Benefit Charge                                                                      0.20%
  Total Separate Account Annual Expenses with all optional charges                                        2.75%

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(4) While the maximum charge for The Hartford's Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See "The Contract" section for additional information.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                  MINIMUM          MAXIMUM
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TOTAL ANNUAL FUND OPERATING EXPENSES                                0.48  %          2.77  %
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)


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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year                                                                    $1,353
3 years                                                                   $2,513
5 years                                                                   $3,560
10 years                                                                  $5,718

(2)  If you annuitize at the end of the applicable time period:

1 year                                                                      $566
3 years                                                                   $1,741
5 years                                                                   $2,895
10 years                                                                  $5,688

(3)  If you do not Surrender your Contract:

1 year                                                                      $596
3 years                                                                   $1,771
5 years                                                                   $2,825
10 years                                                                  $5,718

CONDENSED FINANCIAL INFORMATION

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When Premium Payments are credited to your Sub-Accounts, they are converted into
Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        8%
          2                        8%
          3                        8%
          4                        8%
          5                        7%
          6                        6%
          7                        5%
      8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X  Premium Payments that have been in your Contract for more than seven years

X  Payment Enhancements or earnings

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the underlying Funds. See the Funds' prospectuses for more complete information.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

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Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts (particularly in Contracts with lower Contract Value).

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us.

The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or,

- Your Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- the Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- your Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- your Interest Accumulation Value from the date the Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any

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  Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

10

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THE FUNDS

FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
FUNDS (1)
 AIM V.I. BASIC VALUE      Long-term growth of        A I M Advisors, Inc.
  FUND -- SERIES I         capital
 AIM V.I. CAPITAL          Growth of capital          A I M Advisors, Inc.
  APPRECIATION FUND --
  SERIES I
 AIM V.I. CORE EQUITY      Growth of capital          A I M Advisors, Inc.
  FUND -- SERIES I
 AIM V.I. GOVERNMENT       To achieve a high level    A I M Advisors, Inc.
  SECURITIES FUND --       of current income
  SERIES I                 consistent with
                           reasonable concern for
                           safety of principal.
 AIM V.I. INTERNATIONAL    To provide long-term       A I M Advisors, Inc.
  GROWTH FUND -- SERIES I  growth of capital
 AIM V.I. LARGE CAP        Long-term growth of        A I M Advisors, Inc.
  GROWTH FUND -- SERIES I  capital
 AIM V.I. MID CAP CORE     Long-term growth of        A I M Advisors, Inc.
  EQUITY FUND -- SERIES I  capital
 AIM V.I. SMALL CAP        Long-term growth of        A I M Advisors, Inc.
  EQUITY FUND -- SERIES I  capital
AMERICAN FUNDS INSURANCE
SERIES
 AMERICAN FUNDS ASSET      High total return,         Capital Research and
  ALLOCATION FUND --       including income and       Management Company
  CLASS 2                  capital gains, consistent
                           with the preservation of
                           capital over the long
                           term.
 AMERICAN FUNDS BLUE CHIP  Produce income exceeding   Capital Research and
  INCOME AND GROWTH FUND   the average yield on U.S.  Management Company
  -- CLASS 2               stocks generally (as
                           represented by the
                           average yield on the
                           Standard & Poor's 500
                           Composite Index)and to
                           provide an opportunity
                           for growth of principal
                           consistent with sound
                           common stock investing.
 AMERICAN FUNDS BOND FUND  High level of current      Capital Research and
  -- CLASS 2               income as is consistent    Management Company
                           with the preservation of
                           capital.
 AMERICAN FUNDS GLOBAL     Seeks to provide you,      Capital Research and
  BOND FUND -- CLASS 2     over the long term, with   Management Company
                           a high level of total
                           return as consistent with
                           prudent management, by
                           investing primarily in
                           investment grade bonds
                           issued by entities based
                           around the world and
                           denominated in various
                           currencies, including
                           U.S. dollars
 AMERICAN FUNDS GLOBAL     Seeks to make your         Capital Research and
  GROWTH AND INCOME FUND   investment grow over time  Management Company
  -- CLASS 2               and provide you with
                           current income by
                           investing primarily in
                           stocks of
                           well-established
                           companies located around
                           the world.
 AMERICAN FUNDS GLOBAL     Seeks to make your         Capital Research and
  GROWTH FUND -- CLASS 2   investment grow over time  Management Company
                           by investing primarily in
                           common stocks of
                           companies located around
                           the world.
 AMERICAN FUNDS GLOBAL     Seeks to make your         Capital Research and
  SMALL CAPITALIZATION     investment grow over time  Management Company
  FUND -- CLASS 2          by investing primarily in
                           stocks of smaller
                           companies located around
                           the world.

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
FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
 AMERICAN FUNDS GROWTH     Seeks to make your         Capital Research and
  FUND -- CLASS 2          investment grow by         Management Company
                           investing primarily in
                           common stocks of
                           companies that appear to
                           offer superior
                           opportunities for growth
                           of capital.
 AMERICAN FUNDS            Seeks to make your         Capital Research and
  GROWTH-INCOME FUND --    investment grow and        Management Company
  CLASS 2                  provide you with income
                           over time by investing
                           primarily in common
                           stocks or other
                           securities that
                           demonstrate the potential
                           for appreciation and/or
                           dividends.
 AMERICAN FUNDS            Seeks to make your         Capital Research and
  INTERNATIONAL FUND --    investment grow over time  Management Company
  CLASS 2                  by investing primarily in
                           common stocks of
                           companies located outside
                           the United States.
 AMERICAN FUNDS NEW WORLD  Long-term capital          Capital Research and
  FUND -- CLASS 2          appreciation               Management Company
BLACKROCK VARIABLE SERIES
FUNDS, INC. (2)
 BLACKROCK GLOBAL GROWTH   Long-term growth of        BlackRock Advisors, LLC
  V.I. FUND -- CLASS I     capital                    Sub-advised by BlackRock
  (3)                                                 Investment Management, LLC
 BLACKROCK LARGE CAP       Long-term capital growth   BlackRock Advisors, LLC
  GROWTH V.I. FUND --                                 Sub-advised by BlackRock
  CLASS I (4)                                         Investment Management, LLC
FRANKLIN TEMPLETON
VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN FLEX CAP GROWTH  Capital appreciation       Franklin Advisers, Inc.
  SECURITIES FUND --
  CLASS 2
 FRANKLIN GLOBAL REAL      Capital appreciation with  Franklin Advisory Services,
  ESTATE FUND -- CLASS 2   current income as a        LLC
  (5)                      secondary goal
 FRANKLIN INCOME           Maximize income while      Franklin Advisers, Inc.
  SECURITIES FUND --       maintaining prospects for
  CLASS 2                  capital appreciation
 FRANKLIN LARGE CAP        Capital appreciation       Franklin Advisers, Inc.
  GROWTH SECURITIES FUND
  -- CLASS 2
 FRANKLIN LARGE CAP VALUE  Long-term capital          Franklin Advisory Services,
  SECURITIES FUND --       appreciation               LLC
  CLASS 2
 FRANKLIN RISING           Long-term capital          Franklin Advisory Services,
  DIVIDENDS SECURITIES     appreciation with          LLC
  FUND -- CLASS 2          preservation of capital
                           as an important
                           consideration.
 FRANKLIN SMALL-MID CAP    Long-term capital growth   Franklin Advisers, Inc.
  GROWTH SECURITIES FUND
  -- CLASS 2 (6)
 FRANKLIN STRATEGIC        High level of current      Franklin Advisers, Inc.
  INCOME SECURITIES FUND   income, with capital
  -- CLASS 1               appreciation over the
                           long term as a secondary
                           goal
 MUTUAL DISCOVERY          Capital appreciation       Franklin Mutual Advisers, LLC
  SECURITIES FUND --                                  Sub-advised by Franklin
  CLASS 2                                             Templeton Investment
                                                      Management Limited
 MUTUAL SHARES SECURITIES  Capital appreciation,      Franklin Mutual Advisers, LLC
  FUND -- CLASS 2          with income as a
                           secondary goal
 TEMPLETON DEVELOPING      Long-term capital          Templeton Asset Management
  MARKETS SECURITIES FUND  appreciation               Ltd.
  -- CLASS 1

12

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
FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
 TEMPLETON FOREIGN         Long-term capital growth   Templeton Investment Counsel,
  SECURITIES FUND --                                  LLC
  CLASS 2                                             Sub-advised by Franklin
                                                      Templeton Investment
                                                      Management Limited
 TEMPLETON GLOBAL ASSET    High total return          Templeton Investment Counsel,
  ALLOCATION FUND --                                  LLC
  CLASS 2+                                            Sub-advised by Franklin
                                                      Templeton Investment
                                                      Management Limited
 TEMPLETON GROWTH          Long-term capital growth   Templeton Global Advisors
  SECURITIES FUND --                                  Limited
  CLASS 2                                             Sub-advised by Templeton Asset
                                                      Management Ltd.
HARTFORD SERIES FUND,
 INC.
 HARTFORD MONEY MARKET     Maximum current income     HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     consistent with liquidity  Sub-advised by Hartford
                           and preservation of        Investment Management Company
                           capital
MFS(R) VARIABLE INSURANCE
TRUST
 MFS(R) CORE EQUITY        Capital appreciation       MFS Investment Management(R)
  SERIES -- INITIAL CLASS
  (7)
 MFS(R) EMERGING GROWTH    Capital appreciation       MFS Investment Management(R)
  SERIES -- INITIAL CLASS
 MFS(R) GLOBAL EQUITY      Capital appreciation       MFS Investment Management(R)
  SERIES -- INITIAL CLASS
 MFS(R) HIGH INCOME        Total return with an       MFS Investment Management(R)
  SERIES -- INITIAL CLASS  emphasis on high current
                           income, but also
                           considering capital
                           appreciation
 MFS(R) INVESTORS GROWTH   Capital appreciation       MFS Investment Management(R)
  STOCK SERIES -- INITIAL
  CLASS
 MFS(R) INVESTORS TRUST    Capital appreciation       MFS Investment Management(R)
  SERIES -- INITIAL CLASS
 MFS(R) MID CAP GROWTH     Capital appreciation       MFS Investment Management(R)
  SERIES -- INITIAL CLASS
 MFS(R) NEW DISCOVERY      Capital appreciation       MFS Investment Management(R)
  SERIES -- INITIAL CLASS
 MFS(R) RESEARCH BOND      Total return with an       MFS Investment Management(R)
  SERIES -- INITIAL CLASS  emphasis on current
                           income, but also
                           considering capital
                           appreciation.
 MFS(R) RESEARCH           Capital appreciation       MFS Investment Management(R)
  INTERNATIONAL SERIES --
  INITIAL CLASS
 MFS(R) RESEARCH SERIES    Capital appreciation       MFS Investment Management(R)
  -- INITIAL CLASS
 MFS(R) TOTAL RETURN       Total return               MFS Investment Management(R)
  SERIES -- INITIAL CLASS
 MFS(R) VALUE SERIES --    Capital appreciation       MFS Investment Management(R)
  INITIAL CLASS

+ Closed to Contracts issued on or after May 2, 2002.

Notes

(1)  Formerly AIM Variable Insurance Funds, Inc.

(2)  Formerly FAM Variable Series Funds, Inc.

(3)  Formerly Mercury Global Growth V.I. Fund -- Class I.

(4)  Formerly Mercury Large Cap Growth V.I. Fund -- Class I.

(5)  Formerly Franklin Real Estate Fund.

(6)  Formerly Franklin Small Cap Fund.

(7)  Formerly MFS(R) Capital Opportunities Series -- Initial Class.

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We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.

As of December 31, 2006, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Mentor Investment Advisors, LLC, Fidelity Distributors Corporation, Fifth Third Bank Corporation, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distributors, Inc. & Morgan Stanley Select Dimensions Investment Series, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, Banc One Investment Advisors Corporation, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts

14

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Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc.,
Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to, among other things, provide administrative, processing, accounting and shareholder services for the HLS Funds.

Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2006, revenue sharing and Rule 12b-1 fees did not exceed $125.0 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Separate Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for the Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

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FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

IF YOU SIGNED THE APPLICATION FOR YOUR CONTRACT ON OR AFTER DECEMBER 12, 2002, OR IF YOUR CONTRACT WAS ISSUED ON OR AFTER DECEMBER 12, 2002, YOU CANNOT ALLOCATE ANY PREMIUM PAYMENTS OR TRANSFER ANY CONTRACT VALUE TO THE FIXED ACCUMULATION FEATURE UNTIL FURTHER NOTICE.

Premium Payments, Payment Enhancements and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion. If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may sign up for DCA Plus Programs that are six months or longer.

16

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THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment

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                                                                          17

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Enhancement. The Payment Enhancement is based on your cumulative Premium
Payments and is equal to:

X 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000.

X 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more.

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

If you purchase your Contract in New York, Hartford will not recapture Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

-   The length of time you plan to continue to own your Contract.

-   The frequency, amount and timing of any partial Surrenders.

-   The amount of your Premium Payments.

-   When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

18

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To determine the current Accumulation Unit Value, we take the prior Valuation
Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account


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                                                                          19

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SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH
CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

ABUSIVE TRANSFER POLICY (EFFECTIVE UNTIL JULY 1, 2007):

Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.

We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.

We consider some or all of the following factors:

-   the dollar amount of the transfer;

-   the total assets of the Funds involved in the transfer;

-   the number of transfers completed in the current calendar quarter;

- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or

-   the frequent trading policies and procedures of a potentially affected Fund.

If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.

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20

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FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)

You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

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                                                                          21

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-   An amount equal to your largest previous transfer from the Fixed
    Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Registered Representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        8%
          2                        8%
          3                        8%
          4                        8%
          5                        7%
          6                        6%
          7                        5%
      8 or more                    0%

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22

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For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments, or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

-   Your total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial adviser.

If you purchase your Contract in Oregon the percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        8%
          2                        8%
          3                        8%
          4                        7%
          5                        6%
          6                        5%
          7                        4%
      8 or more                    0%

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract Years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 consecutive calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) or you and your designated Beneficiary.

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-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years, then from the Payment Enhancements credited for more than seven years, then from Premium Payments invested for less than seven years and then from the Payment Enhancements credited for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per annum against all Contract Values held in the Separate Account during both he accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and

24

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administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectus accompanying this prospectus.

THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge if we offer this rider at that time. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION DEATH BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

PAYMENT ENHANCEMENTS

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGES AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST

The Hartford's Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect The Hartford's Principal First, a company-sponsored exchange will not be considered to be a revocation or termination of the benefit.

If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment, not including Payment Enhancements, is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount

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of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford's Principal First Preferred and The Hartford's Principal First, respectively.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

-   The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

- We will not accept any written election request received more than 30 days prior to an election date.

- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset

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26

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  your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner or the Annuitant dies before we begin to make annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

- The Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

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OPTIONAL DEATH BENEFIT

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Minus any Payment Enhancements credited on or before we add the Optional Death Benefit;

- Plus any Premium Payments made after the Optional Death Benefit is added, but not including any Payment Enhancements credited;

-   Minus any partial Surrenders after the Optional Death Benefit is added;

-   Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments and Payment Enhancements or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract any Payment Enhancements and proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments made and any Payment Enhancements credited, and add any adjustments for partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

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FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

-   You took no partial Surrenders,

-   The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($400,000),

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

-   minus any Premium Payments ($0)

- minus any Payment Enhancements credited on or before the date the Earnings Protection Benefit was added to your Contract ($4,000).

The Contract gain is $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS WAIVER OF CONTRACTUAL PROVISIONS AFFECTING THE CALCULATION OF THE DEATH BENEFIT --According to your Contract's Death Benefit provisions, when we calculate the Death Benefit we deduct any Payment Enhancements that we credit to your Contract within 12 months of death. However, Hartford has agreed to waive this deduction for as long as you own this Contract. When we calculate your Death Benefit we will not deduct any Payment Enhancements that we credit to your Contract within 12 months of death.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

-   The aggregate Premium Payments minus any Surrenders;

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The

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Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

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PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are
permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship, unemployment or retirement may still be subject to a federal income tax penalty of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

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ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want to receive Annuity Payouts?

-   What is the Assumed Investment Return?

-   Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90 (or 92 in certain states), the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In Maryland, Massachusetts, Oregon and Alabama, the Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 12th Contract Year. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. The Hartford's Principal First Payout Option is available only to Contract Holders who elect The Hartford's Principal First rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation Date minus any Premium Tax and the Annuity Payouts already made. This option is only available for variable dollar amount Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary

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                                                                          33

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may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN

We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.    WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

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5.    DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR
     AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a program will not affect Contract Owners currently enrolled in the program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semi-annual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program

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                                                                          35

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may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/ Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund; or

       - any Fund closes to new investments -- then your allocations to that Fund will be pro-rated among remaining available Funds.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves

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as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2006. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

The Core (the version of this Contract that we call "Core" has no specific marketing name) and Edge Contracts may be sold directly to the following individuals free of any sales commission: (1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and (2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Contract with a one-time only credit of 5.0% of the initial Premium Payment. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

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ADDITIONAL PAYMENTS

Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of promotional fees to encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

ADDITIONAL
PAYMENT TYPE                                                     WHAT IT'S USED FOR
-------------------------------------------------------------------------------------------------------------------------------
Access                Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits.
Gifts &               Occasional meals and entertainment, tickets to sporting events and nominal gifts.
Entertainment
Marketing             Joint marketing campaigns and/or Financial Intermediary event advertising/ participation; sponsorship of
                      Financial Intermediary sales contests and/or promotions in which participants (including Registered
                      Representatives) receive prizes such as travel awards, merchandise and recognition.
Marketing Expense     Pay Fund-related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances
Support               Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                      (including sub-accounting and the preparation of account statements and other communications), sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training              Educational, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility            Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                Pay for the overall volume of their sales or the amount of money investing in our products.

As of December 31, 2006, we have entered into arrangements to make Additional Payments (excluding Marketing Expense Allowances and Travel & Entertainment) to the following Financial Intermediaries for our entire suite of variable annuities:

A.G. Edwards & Sons, Inc., Advisory Group Equity Services Ltd, AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc. AIG SunAmerica), Allen & Co., of Florida, Inc., Amcore Investment Services, Inc., American Classic Securities, American General Securities Inc., American Independent Sec's Inc., Ameritas Investment Corp., Amsouth Bank, AMSouth Investment Services, Inc., Arvest Asset Management, Associated Financial Services, Inc. Associated Investment Services Inc., Associated Securities Corp., B.C. Ziegler and Company, Banc of America Investment Services Inc., Bancorpsouth Investment Services Inc., Bancwest Investment Services, Inc., Bank of America, Bank of New York, Bank of the West, BB&T Investment Services, Inc., BCG Securities, Inc., Berthel, Fisher & Company Financial Services Inc., BI Investments, LLC, BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., Brecek & Young Advisors, Inc., Brookstone Securities, Inc., Brookstreet Securities, Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Carillon Investments, Inc., Centaurus Financial, Inc., Chase Investments Services, Corp., Citicorp Investment Services, Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Countrywide Investment Services Inc., Crown Capital Securities, L.P., CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Davenport & Company LLC, DFC Investor Services, Dominion Investor Services, Inc., Duerr Financial Corporation, Eagle One Investments, LLC, Edward D. Jones & Co., L.P., Empire Securities Corporation, Equity Services, Inc., Essex National Securities, Inc., Ferris/Baker Watts, FFP Securities, Inc., Fifth Third Securities, Financial Planning Consultants, Fintegra LLC, First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Southeast Inv. Services, First St. Louis Securities, Inc., First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities Inc., FNB Brokerage Services, Inc., FNIC F.I.D. Div., Forrester's Equity Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corporation, Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Inc., Great American Advisors, Inc., Gunnallen Financial, Inc., H&R Block Financial Advs., Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Harold Dance Investments, Harvest Capital LLC, Hefren-Tillotson/Masterplan, Heim & Young Securities, Hornor, Townsend & Kent, Inc., HSBC Securities (USA) Inc., Huntington Investment Company, IBC Investments, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group LLC, Infinex Financial Group, Infinex Investment, Inc., ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities,

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Primevest Financial Services, Inc.), InterSecurities, Inc., Investacorp, Inc.
Investment Management Corp., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., IPI Investments, J.B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, KMS Financial Services, Inc., KNBT Securities, Inc., Kovack Securities, Inc., L.O. Thomas & Company LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Legacy Financial Services, Inc., Liberty Group, LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., M&I Brokerage Services, Inc., M&T Securities, Inc., McDonald Investments Inc., Mercantile Brokerage Services Inc., Merrill Lynch Pierce Fenner & Smith, Milkie/Ferguson Investments, MML Investor Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), NBC Securities, Inc., Nettworth Financial Group, Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., OFG Financial Services., Inc., Ohio Savings Securities, Inc., OneAmerica Securities Inc., Online Brokerage Services, Oppenheimer and Co., Inc., Pacific West Securities, Inc., Paulson Investment Company Inc., Pension Planners Securities, Inc., Peoples Securities, Inc., PFIC, Prime Capital Management, Prime Capital Services, Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp., Questar Capital Corp, Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., Resource Horizons Group, LLC, Robert W. Baird & Co. Inc., Rogan, Rosenberg & Assoc., Inc., Royal Alliance Associates, Inc., Royal Securities Company, Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Smith Barney, Sorrento Pacific, South Valley Wealth Management, Spectrum Capital, Inc., Sterne Agee & Leach, Inc., Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Summit Equities, Inc., Sun Trust Bank, SunAmerica Securities, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services Inc., Synovus Securities, TFS Securities, Inc., The Huntington Investment Company, The Huntington Investment Plt, The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., U.S. Bancorp Piper Jaffray, UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, UnionBanc Investment Services, United Brokerage Services, Inc., United Global Securities, United Heritage Financial Services, US Bancorp FID, US Bancorp Investments, USAllianz Securities, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Vision Investment Services, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., Wachovia Securities, LLC (various divisions), Wall Street Financial Group, Walnut Street Securities, Inc., Washington Mutual Financial, Waterstone Financial Group, Webster Investments, Weitzel Financial Services Inc., Wells Fargo Brokerage Services, L.L.C., WesBanco Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), Workman Securities Corp., World Equity Group Inc., WRP Investments, Inc., WWK Investments, Inc., XCU Capital Corporation, Inc.

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

As of December 31, 2006, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

For the fiscal year ended December 31, 2006, Additional Payments did not in the aggregate exceed approximately $52.5 million (excluding corporate-sponsorship related perquisites, Marketing Expense Allowances and home office travel and entertainment expenses) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $14.7 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. For the fiscal year ended December 31, 2006, total travel and entertainment expenses incurred by our wholesalers did not in the aggregate exceed approximately $5.7 million.

LEGAL MATTERS

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the

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                                                                          39

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Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.

On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.

On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

The Hartford
Attn: U.S. Wealth Management
P.O. Box 5085
Hartford, Connecticut 06102-5085

Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained.

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We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

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    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to the surrender charges) generally is an appropriate measure. However, in some instances, the IRS could take the position that the value should be the current Contract Value (determined without regard to the surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be

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42

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treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the

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                                                                          43

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      beneficiary. Such distributions must begin within a year of the Contract
      Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

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The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

        1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

        2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally, no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or
Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and
Section 1015.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                     APP I-1

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

TRADITIONAL IRAs Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or

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securities) into your Traditional IRA under certain circumstances, as indicated
below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA. In addition, a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). Certain plans may not allow such rollovers.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SEP IRAs Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SIMPLE IRAs The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

ROTH IRAs Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth

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                                                                     APP I-3

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IRA rider for the Contract has provisions that are designed to maintain the
Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2.    QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $45,000 in 2007) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability;

       d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4.    DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a

APP I-4

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Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer or, during 2007, certain distributions from an IRA for charitable purposes). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

- made to a beneficiary (or to the employee's estate) on or after the employee's death;

-   attributable to the employee's becoming disabled under Code Section
    72(m)(7);

- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

- (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

-   certain qualified reservist distributions upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

-   for a qualified first-time home buyer and meets the requirements of Code
    Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b. RMDS AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

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                                                                     APP I-5

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An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

-   the calendar year in which the individual attains age 70 1/2, or

- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

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By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a Plan from which a KETRA distribution was taken.

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

-------------------------------------------------------------------------------

PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1

-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Values, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

There is no information for American Funds Global Growth and Income Fund Sub-Account because as of December 31, 2005, the Sub-Account had not commenced operations.

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.338           $1.287           $1.178           $0.896           $1.170
  Accumulation Unit Value at end of
   period                                     $1.490           $1.338           $1.287           $1.178           $0.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,297           11,385           13,222           11,005            8,051
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.297           $1.258           $1.176               --               --
  Accumulation Unit Value at end of
   period                                     $1.432           $1.297           $1.258               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,085            2,951            2,560               --               --
AIM V.I. BLUE CHIP FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.115           $1.095           $1.064           $0.864           $1.190
  Accumulation Unit Value at end of
   period                                     $1.183           $1.115           $1.095           $1.064           $0.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --            2,636            2,846            2,823            1,700
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.081           $1.071           $1.059               --               --
  Accumulation Unit Value at end of
   period                                     $1.137           $1.081           $1.071               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --              624              433               --               --
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.335           $1.247           $1.189           $0.933           $1.254
  Accumulation Unit Value at end of
   period                                     $1.396           $1.335           $1.247           $1.189           $0.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,294            2,155            2,355            2,010            1,176
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.294           $1.219           $1.191               --               --
  Accumulation Unit Value at end of
   period                                     $1.342           $1.294           $1.219               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,094              574              400               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.277           $9.627               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.798          $10.277               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,557                5               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.204           $9.612               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.615          $10.204               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    942               --               --               --               --
AIM V.I. DEMOGRAPHIC TRENDS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.292           $1.237           $1.161           $0.859           $1.288
  Accumulation Unit Value at end of
   period                                     $1.368           $1.292           $1.237           $1.161           $0.859
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --            1,470            1,636            1,408              404

APP IV-2

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
-----------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.252           $1.209           $1.182               --               --
  Accumulation Unit Value at end of
   period                                     $1.316           $1.252           $1.209               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --              153              109               --               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.080           $1.080           $1.071           $1.077           $0.999
  Accumulation Unit Value at end of
   period                                     $1.100           $1.080           $1.080           $1.071           $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26,808           26,304           22,799           20,695           24,166
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.047           $1.056           $1.060               --               --
  Accumulation Unit Value at end of
   period                                     $1.058           $1.047           $1.056               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,162           10,754            5,399               --               --
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.639           $1.413           $1.159           $0.913           $1.100
  Accumulation Unit Value at end of
   period                                     $2.068           $1.639           $1.413           $1.159           $0.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,146            2,228            1,133              342              637
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.589           $1.382           $1.176               --               --
  Accumulation Unit Value at end of
   period                                     $1.987           $1.589           $1.382               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    748              874              228               --               --
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.737           $9.451               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.411          $10.737               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    283                2               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.661           $9.437               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.234          $10.661               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     94                5               --               --               --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.495           $1.412           $1.261           $1.007           $1.152
  Accumulation Unit Value at end of
   period                                     $1.635           $1.495           $1.412           $1.261           $1.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,389           14,960           14,319           11,083            6,632
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.449           $1.380           $1.265               --               --
  Accumulation Unit Value at end of
   period                                     $1.572           $1.449           $1.380               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,199            3,974            2,503               --               --
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.341          $11.605          $10.783          $10.286               --
  Accumulation Unit Value at end of
   period                                    $14.256          $12.341          $11.605          $10.783               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    327              123               78                6               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.114          $11.489          $11.045               --               --
  Accumulation Unit Value at end of
   period                                    $13.875          $12.114          $11.489               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86               58               28               --               --

APP IV-4

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.102           $8.181           $7.492               --               --
  Accumulation Unit Value at end of
   period                                    $10.690           $9.102           $8.181               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,150              801              439               --               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.081          $13.853          $11.651           $7.715           $9.689
  Accumulation Unit Value at end of
   period                                    $20.843          $17.081          $13.853          $11.651           $7.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,547            1,535            1,361            1,011              784
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.095           $9.893           $8.731               --               --
  Accumulation Unit Value at end of
   period                                    $14.634          $12.095           $9.893               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    558              477              232               --               --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.080          $11.445          $10.342           $7.686          $10.343
  Accumulation Unit Value at end of
   period                                    $14.181          $13.080          $11.445          $10.342           $7.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18,524           19,458           18,755           15,275           11,300
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.870           $7.827           $7.305               --               --
  Accumulation Unit Value at end of
   period                                     $9.535           $8.870           $7.827               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,008            5,503            3,086               --               --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.134          $11.656          $10.736           $8.242          $10.261
  Accumulation Unit Value at end of
   period                                    $13.750          $12.134          $11.656          $10.736           $8.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19,476           20,433           19,977           16,196           12,481
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.087          $11.710          $11.099               --               --
  Accumulation Unit Value at end of
   period                                    $13.581          $12.087          $11.710               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,027            3,942            2,326               --               --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.788          $11.537           $9.830           $7.410           $8.847
  Accumulation Unit Value at end of
   period                                    $16.137          $13.788          $11.537           $9.830           $7.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,450            4,144            3,811            2,886            2,665
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.336           $7.878           $6.902               --               --
  Accumulation Unit Value at end of
   period                                    $10.834           $9.336           $7.878               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,100            1,642              941               --               --
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.611          $13.987          $11.970           $8.743           $9.422
  Accumulation Unit Value at end of
   period                                    $21.665          $16.611          $13.987          $11.970           $8.743
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,137            1,047              858              619              481
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.208          $12.915          $11.301               --               --
  Accumulation Unit Value at end of
   period                                    $19.668          $15.208          $12.915               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    337              250               97               --               --

                                                                    APP IV-5

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.454           $9.404               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.818          $10.454               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               19               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.380           $9.390               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.651          $10.380               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               37               --               --               --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.382          $13.390          $11.956           $9.228           $9.950
  Accumulation Unit Value at end of
   period                                    $15.564          $13.382          $13.390          $11.956           $9.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,794            6,192            4,694            2,073              403
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.004          $13.123          $11.959               --               --
  Accumulation Unit Value at end of
   period                                    $14.997          $13.004          $13.123               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,261            1,816              862               --               --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.902          $10.968          $10.331           $8.273          $10.016
  Accumulation Unit Value at end of
   period                                    $11.893          $10.902          $10.968          $10.331           $8.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    914              878              594              217               34
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.594          $10.749          $10.388               --               --
  Accumulation Unit Value at end of
   period                                    $11.459          $10.594          $10.749               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    567              423              214               --               --
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.289           $9.703               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.759          $10.289               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81               35               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.216           $9.689               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.577          $10.216               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               15               --               --               --
FRANKLIN REAL ESTATE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.531          $21.082          $16.261          $12.178          $12.129
  Accumulation Unit Value at end of
   period                                    $27.912          $23.531          $21.082          $16.261          $12.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    223              269              294              331              391
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.846          $18.835          $15.142               --               --
  Accumulation Unit Value at end of
   period                                    $24.517          $20.846          $18.835               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.417          $13.188          $12.079           $9.941               --
  Accumulation Unit Value at end of
   period                                    $15.457          $13.417          $13.188          $12.079               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,775            2,205            1,629              438               --

APP IV-6

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.124          $13.011          $12.150               --               --
  Accumulation Unit Value at end of
   period                                    $14.992          $13.124          $13.011               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,200              892              581               --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.445          $12.074          $11.011           $8.156          $11.627
  Accumulation Unit Value at end of
   period                                    $13.305          $12.445          $12.074          $11.011           $8.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,889            1,963            2,101            1,892            1,182
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.966           $6.816           $6.468               --               --
  Accumulation Unit Value at end of
   period                                     $7.385           $6.966           $6.816               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    692              562              394               --               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.314          $14.304          $13.219          $11.165          $10.799
  Accumulation Unit Value at end of
   period                                    $15.277          $14.314          $14.304          $13.219          $11.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,382            2,394            2,086            1,432              625
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.416          $13.522          $12.721               --               --
  Accumulation Unit Value at end of
   period                                    $14.198          $13.416          $13.522               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    529              386              153               --               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.077           $1.065           $1.073           $1.082           $1.085
  Accumulation Unit Value at end of
   period                                     $1.110           $1.077           $1.065           $1.073           $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30,252           26,062           31,860           35,889          107,340
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.992           $0.989           $1.003               --               --
  Accumulation Unit Value at end of
   period                                     $1.013           $0.992           $0.989               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,237            3,598            1,604               --               --
MFS(R) CAPITAL OPPORTUNITIES SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.346           $8.344           $7.543           $6.019           $8.704
  Accumulation Unit Value at end of
   period                                     $9.342           $8.346           $8.344           $7.543           $6.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    662              857            1,014            1,131            1,191
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.098           $6.149           $5.752               --               --
  Accumulation Unit Value at end of
   period                                     $6.769           $6.098           $6.149               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               18                6               --               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.936           $7.389           $6.650           $5.192           $7.968
  Accumulation Unit Value at end of
   period                                     $8.423           $7.936           $7.389           $6.650           $5.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    556              710              773              819              839
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.171           $4.856           $4.540               --               --
  Accumulation Unit Value at end of
   period                                     $5.442           $5.171           $4.856               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82               54               76               --               --

                                                                    APP IV-7

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.595          $11.891          $10.221           $8.128           $9.378
  Accumulation Unit Value at end of
   period                                    $15.412          $12.595          $11.891          $10.221           $8.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    175              154              161              115               87
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.056          $10.528           $9.275               --               --
  Accumulation Unit Value at end of
   period                                    $13.415          $11.056          $10.528               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               39               61               --               --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.686          $11.630          $10.832           $9.336           $9.254
  Accumulation Unit Value at end of
   period                                    $12.687          $11.686          $11.630          $10.832           $9.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,406            1,602            1,945            2,018              996
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.446          $11.488          $10.877               --               --
  Accumulation Unit Value at end of
   period                                    $12.322          $11.446          $11.488               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    219              222              119               --               --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.869           $7.656           $7.129           $5.891           $8.265
  Accumulation Unit Value at end of
   period                                     $8.327           $7.869           $7.656           $7.129           $5.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    681              872            1,047            1,212            1,211
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.157           $6.041           $5.798               --               --
  Accumulation Unit Value at end of
   period                                     $6.459           $6.157           $6.041               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111               88               46               --               --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.726           $8.266           $7.547           $6.281           $8.079
  Accumulation Unit Value at end of
   period                                     $9.698           $8.726           $8.266           $7.547           $6.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,328            2,267            1,825            1,145            1,011
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.545           $8.165           $7.599               --               --
  Accumulation Unit Value at end of
   period                                     $9.417           $8.545           $8.165               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,195              875              456               --               --
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.946           $5.863           $5.203           $3.860           $6.909
  Accumulation Unit Value at end of
   period                                     $5.998           $5.946           $5.863           $5.203           $3.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,674            2,125            2,213            2,059            1,395
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.213           $6.178           $5.795               --               --
  Accumulation Unit Value at end of
   period                                     $6.213           $6.213           $6.178               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    361              223              149               --               --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.372          $11.951          $11.406           $8.672          $12.895
  Accumulation Unit Value at end of
   period                                    $13.778          $12.372          $11.951          $11.406           $8.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,416            1,342            1,278            1,095              919

APP IV-8

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.933           $7.728           $7.854               --               --
  Accumulation Unit Value at end of
   period                                     $8.759           $7.933           $7.728               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    914              531              289               --               --
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.016           $9.978               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.251          $10.016               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109               38               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.947           $9.966               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.094           $9.947               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47                6               --               --               --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.961          $10.019               --               --               --
  Accumulation Unit Value at end of
   period                                    $14.773          $11.961               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76               20               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.893          $10.018               --               --               --
  Accumulation Unit Value at end of
   period                                    $14.564          $11.893               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20                5               --               --               --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.590           $9.468               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.508          $10.590               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               21               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.515           $9.454               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.330          $10.515               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19                8               --               --               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.886          $12.741          $11.636          $10.169          $10.902
  Accumulation Unit Value at end of
   period                                    $14.183          $12.886          $12.741          $11.636          $10.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,059            6,636            6,178            5,267            4,003
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.606          $12.571          $11.725               --               --
  Accumulation Unit Value at end of
   period                                    $13.757          $12.606          $12.571               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,574            1,390              853               --               --
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.522          $13.842          $12.218           $9.988               --
  Accumulation Unit Value at end of
   period                                    $17.262          $14.522          $13.842          $12.218               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    528              355              244               72               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.206          $13.656          $12.278               --               --
  Accumulation Unit Value at end of
   period                                    $16.743          $14.206          $13.656               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    172              103               37               --               --

                                                                    APP IV-9

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.453          $14.424          $12.407          $10.026               --
  Accumulation Unit Value at end of
   period                                    $19.915          $16.453          $14.424          $12.407               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,299              993              480              126               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.095          $14.230          $12.496               --               --
  Accumulation Unit Value at end of
   period                                    $19.317          $16.095          $14.230               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    670              503              221               --               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.763          $13.576          $12.254           $9.954          $11.476
  Accumulation Unit Value at end of
   period                                    $17.191          $14.763          $13.576          $12.254           $9.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,545            6,334            5,658            4,507            3,408
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.272          $13.236          $12.170               --               --
  Accumulation Unit Value at end of
   period                                    $16.478          $14.272          $13.236               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,650            1,243              618               --               --
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.992          $12.725          $10.363           $6.853           $6.964
  Accumulation Unit Value at end of
   period                                    $20.203          $15.992          $12.725          $10.363           $6.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    720              675              440              316              265
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.546          $13.279          $11.219               --               --
  Accumulation Unit Value at end of
   period                                    $20.726          $16.546          $13.279               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    122              100               42               --               --
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.432          $10.549           $9.048           $6.957           $8.685
  Accumulation Unit Value at end of
   period                                    $13.656          $11.432          $10.549           $9.048           $6.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,536            2,492            1,933              729              527
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.614           $9.878           $8.722               --               --
  Accumulation Unit Value at end of
   period                                    $12.572          $10.614           $9.878               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,679            1,399              824               --               --
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.391          $13.147          $11.550           $8.899           $9.462
  Accumulation Unit Value at end of
   period                                    $15.953          $13.391          $13.147          $11.550           $8.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    101              117              140              158              180
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.257          $12.136          $10.932               --               --
  Accumulation Unit Value at end of
   period                                    $14.478          $12.257          $12.136               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.087          $12.221          $10.708           $8.239          $10.276
  Accumulation Unit Value at end of
   period                                    $15.680          $13.087          $12.221          $10.708           $8.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,386            3,293            2,567            1,647            1,056

APP IV-10

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning       $12.248          $11.536          $10.391               --               --
   of period
  Accumulation Unit Value at end of          $14.551          $12.248          $11.536               --               --
   period
  Number of Accumulation Units                 1,797            1,427              780               --               --
   outstanding at end of period (in
   thousands)
BLACKROCK GLOBAL GROWTH V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning       $12.179          $10.760           $9.494           $7.227           $9.168
   of period
  Accumulation Unit Value at end of          $14.616          $12.179          $10.760           $9.494           $7.227
   period
  Number of Accumulation Units                     1                2                2                2                2
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning       $11.828          $10.539           $9.315               --               --
   of period
  Accumulation Unit Value at end of          $14.075          $11.828          $10.539               --               --
   period
  Number of Accumulation Units                    --               --               --               --               --
   outstanding at end of period (in
   thousands)
BLACKROCK LARGE CAP GROWTH V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning       $11.523          $10.588          $10.040           $7.574           $9.375
   of period
  Accumulation Unit Value at end of          $12.152          $11.523          $10.588          $10.040           $7.574
   period
  Number of Accumulation Units                     3                3                3                3                3
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning       $11.191          $10.371          $10.248               --               --
   of period
  Accumulation Unit Value at end of          $11.702          $11.191          $10.371               --               --
   period
  Number of Accumulation Units                    --               --               --               --               --
   outstanding at end of period (in
   thousands)

(a)  Inception date November 6, 2006.

(b) Inception date May 1, 2006.

To obtain a Statement of Additional Information for Series I and Series IR of Hartford Leaders Solution Plus variable annuity, please complete the form below and mail to:

     The Hartford
     Attn: U.S. Wealth Management
     P.O. Box 5085
     Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN

            SERIES I AND SERIES IR OF HARTFORD LEADERS SOLUTION PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: U.S. Wealth Management, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2007
Date of Statement of Additional Information: May 1, 2007

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
ACCUMULATION UNIT VALUES                                                       4
FINANCIAL STATEMENTS                                                        SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2007 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2006, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2006: $303,267,865; 2005: $294,132,164; 2004: $354,296,774.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.338           $1.287           $1.178           $0.896           $1.170
  Accumulation Unit Value at end of
   period                                     $1.490           $1.338           $1.287           $1.178           $0.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,297           11,385           13,222           11,005            8,051
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.330           $1.280           $1.174           $0.894           $1.170
  Accumulation Unit Value at end of
   period                                     $1.479           $1.330           $1.280           $1.174           $0.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    812              997            1,138            1,070              785
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.327           $1.278           $1.172           $0.894           $1.169
  Accumulation Unit Value at end of
   period                                     $1.475           $1.327           $1.278           $1.172           $0.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,253           14,110           12,119            5,338            5,265
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.318           $1.272           $1.168           $0.892           $0.849
  Accumulation Unit Value at end of
   period                                     $1.463           $1.318           $1.272           $1.168           $0.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,671           24,221           28,262           24,695            4,158
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.318           $1.272           $1.168           $0.892           $1.169
  Accumulation Unit Value at end of
   period                                     $1.463           $1.318           $1.272           $1.168           $0.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,671           24,221           28,262           24,695            4,158
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.312           $1.268           $1.181               --               --
  Accumulation Unit Value at end of
   period                                     $1.453           $1.312           $1.268               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,457           10,129            8,833               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.312           $1.268           $1.166           $0.892           $0.849
  Accumulation Unit Value at end of
   period                                     $1.453           $1.312           $1.268           $1.166           $0.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,457           10,129            8,833            1,520              312
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.309           $1.266           $1.165           $0.891           $0.849
  Accumulation Unit Value at end of
   period                                     $1.450           $1.309           $1.266           $1.165           $0.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,936           21,919           17,134            4,047              564
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.305           $1.263           $1.179               --               --
  Accumulation Unit Value at end of
   period                                     $1.444           $1.305           $1.263               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,310            1,569            2,086               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.303           $1.261           $1.178               --               --
  Accumulation Unit Value at end of
   period                                     $1.441           $1.303           $1.261               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,032            4,931            5,549               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.303           $1.261           $1.163           $0.891           $0.849
  Accumulation Unit Value at end of
   period                                     $1.441           $1.303           $1.261           $1.163           $0.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,032            4,931            5,549            3,699              129
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.297           $1.258           $1.176               --               --
  Accumulation Unit Value at end of
   period                                     $1.432           $1.297           $1.258               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,085            2,951            2,560               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
AIM V.I. BLUE CHIP FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.115           $1.095           $1.064           $0.864           $1.190
  Accumulation Unit Value at end of
   period                                     $1.183           $1.115           $1.095           $1.064           $0.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --            2,636            2,846            2,823            1,700
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.108           $1.090           $1.060           $0.862           $1.189
  Accumulation Unit Value at end of
   period                                     $1.174           $1.108           $1.090           $1.060           $0.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --              240              247              179              141
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.105           $1.088           $1.059           $0.862           $1.189
  Accumulation Unit Value at end of
   period                                     $1.171           $1.105           $1.088           $1.059           $0.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1            2,645            2,205            1,253            1,006
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.098           $1.083           $1.055           $0.860           $0.831
  Accumulation Unit Value at end of
   period                                     $1.162           $1.098           $1.083           $1.055           $0.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9            6,020            6,397            6,008            1,001
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.098           $1.083           $1.055           $0.860           $1.188
  Accumulation Unit Value at end of
   period                                     $1.162           $1.098           $1.083           $1.055           $0.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9            6,020            6,397            6,008            1,001
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.093           $1.079           $1.064               --               --
  Accumulation Unit Value at end of
   period                                     $1.154           $1.093           $1.079               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --            2,083            1,943               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.093           $1.079           $1.053           $0.860           $0.831
  Accumulation Unit Value at end of
   period                                     $1.154           $1.093           $1.079           $1.053           $0.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --            2,083            1,943              298              115
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.091           $1.077           $1.052           $0.859           $0.831
  Accumulation Unit Value at end of
   period                                     $1.151           $1.091           $1.077           $1.052           $0.859
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --            2,955            2,124            1,060              113
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.087           $1.075           $1.061               --               --
  Accumulation Unit Value at end of
   period                                     $1.146           $1.087           $1.075               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --              589              707               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.085           $1.073           $1.061               --               --
  Accumulation Unit Value at end of
   period                                     $1.144           $1.085           $1.073               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --              751              893               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.085           $1.073           $1.050           $0.859           $0.831
  Accumulation Unit Value at end of
   period                                     $1.144           $1.085           $1.073           $1.050           $0.859
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --              751              893              640              100
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.081           $1.071           $1.059               --               --
  Accumulation Unit Value at end of
   period                                     $1.137           $1.081           $1.071               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --              624              433               --               --
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.335           $1.247           $1.189           $0.933           $1.254
  Accumulation Unit Value at end of
   period                                     $1.396           $1.335           $1.247           $1.189           $0.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,294            2,155            2,355            2,010            1,176

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.326           $1.241           $1.185           $0.931           $1.254
  Accumulation Unit Value at end of
   period                                     $1.385           $1.326           $1.241           $1.185           $0.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    513              292              258              245               70
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.323           $1.239           $1.183           $0.931           $1.253
  Accumulation Unit Value at end of
   period                                     $1.381           $1.323           $1.239           $1.183           $0.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,382            2,645            2,461              804              719
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.315           $1.233           $1.179           $0.929           $0.882
  Accumulation Unit Value at end of
   period                                     $1.370           $1.315           $1.233           $1.179           $0.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,258            4,182            4,875            4,862              584
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.315           $1.233           $1.179           $0.929           $1.253
  Accumulation Unit Value at end of
   period                                     $1.370           $1.315           $1.233           $1.179           $0.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,258            4,182            4,875            4,862              584
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.308           $1.228           $1.196               --               --
  Accumulation Unit Value at end of
   period                                     $1.361           $1.308           $1.228               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,407            1,710            1,509               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.308           $1.228           $1.177           $0.928           $0.882
  Accumulation Unit Value at end of
   period                                     $1.361           $1.308           $1.228           $1.177           $0.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,407            1,710            1,509              224              105
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.306           $1.227           $1.176           $0.928           $0.882
  Accumulation Unit Value at end of
   period                                     $1.358           $1.306           $1.227           $1.176           $0.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,231            3,863            3,249            1,098              163
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.301           $1.224           $1.193               --               --
  Accumulation Unit Value at end of
   period                                     $1.352           $1.301           $1.224               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    876              305              315               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.299           $1.222           $1.193               --               --
  Accumulation Unit Value at end of
   period                                     $1.349           $1.299           $1.222               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,037            1,499            1,651               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.299           $1.222           $1.174           $0.928           $0.882
  Accumulation Unit Value at end of
   period                                     $1.349           $1.299           $1.222           $1.174           $0.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,037            1,499            1,651            1,503                1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.294           $1.219           $1.191               --               --
  Accumulation Unit Value at end of
   period                                     $1.342           $1.294           $1.219               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,094              574              400               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.277           $9.627               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.798          $10.277               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,557                5               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.264           $9.624               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.765          $10.264               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.260           $9.623               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.754          $10.260               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,063               35               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.247           $9.621               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.722          $10.247               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,055                1               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.247           $9.621               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.722          $10.247               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,055                1               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.234           $9.618               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.690          $10.234               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,770                4               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.234           $9.618               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.690          $10.234               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,770                4               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.230           $9.617               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.679          $10.230               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,758               36               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.222           $9.616               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.658          $10.222               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    104               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.217           $9.615               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.647          $10.217               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    215               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.217           $9.615               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.647          $10.217               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    215               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.204           $9.612               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.615          $10.204               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    942               --               --               --               --
AIM V.I. DEMOGRAPHIC TRENDS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.292           $1.237           $1.161           $0.859           $1.288
  Accumulation Unit Value at end of
   period                                     $1.368           $1.292           $1.237           $1.161           $0.859
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --            1,470            1,636            1,408              404
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.284           $1.231           $1.158           $0.857           $1.288
  Accumulation Unit Value at end of
   period                                     $1.357           $1.284           $1.231           $1.158           $0.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --              111              125              191               25
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.281           $1.229           $1.156           $0.857           $1.287
  Accumulation Unit Value at end of
   period                                     $1.354           $1.281           $1.229           $1.156           $0.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --            1,420            1,314              564              227

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.273           $1.223           $1.152           $0.855           $0.830
  Accumulation Unit Value at end of
   period                                     $1.350           $1.273           $1.223           $1.152           $0.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --            2,645            3,152            3,031              206
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.273           $1.223           $1.152           $0.855           $1.287
  Accumulation Unit Value at end of
   period                                     $1.350           $1.273           $1.223           $1.152           $0.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --            2,645            3,152            3,031              206
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.266           $1.218           $1.187               --               --
  Accumulation Unit Value at end of
   period                                     $1.335           $1.266           $1.218               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --            1,401            1,232               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.266           $1.218           $1.150           $0.855           $0.830
  Accumulation Unit Value at end of
   period                                     $1.335           $1.266           $1.218           $1.150           $0.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --            1,401            1,232              197               36
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.264           $1.217           $1.149           $0.854           $0.830
  Accumulation Unit Value at end of
   period                                     $1.338           $1.264           $1.217           $1.149           $0.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --            2,428            2,135              856               87
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.260           $1.214           $1.185               --               --
  Accumulation Unit Value at end of
   period                                     $1.326           $1.260           $1.214               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --              501              580               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.258           $1.212           $1.184               --               --
  Accumulation Unit Value at end of
   period                                     $1.323           $1.258           $1.212               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --              534              592               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.258           $1.212           $1.147           $0.854           $0.830
  Accumulation Unit Value at end of
   period                                     $1.323           $1.258           $1.212           $1.147           $0.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --              534              592              515               13
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.252           $1.209           $1.182               --               --
  Accumulation Unit Value at end of
   period                                     $1.316           $1.252           $1.209               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --              153              109               --               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.080           $1.080           $1.071           $1.077           $0.999
  Accumulation Unit Value at end of
   period                                     $1.100           $1.080           $1.080           $1.071           $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26,808           26,304           22,799           20,695           24,166
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.073           $1.075           $1.067           $1.075           $0.999
  Accumulation Unit Value at end of
   period                                     $1.092           $1.073           $1.075           $1.067           $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,301            1,374            1,754            3,031            3,710
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.071           $1.073           $1.066           $1.074           $0.999
  Accumulation Unit Value at end of
   period                                     $1.089           $1.071           $1.073           $1.066           $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58,221           48,350           27,054            6,956            8,706
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.064           $1.068           $1.062           $1.072           $1.046
  Accumulation Unit Value at end of
   period                                     $1.080           $1.064           $1.068           $1.062           $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35,410           35,306           34,941           34,186           10,563
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.064           $1.068           $1.062           $1.072           $0.998
  Accumulation Unit Value at end of
   period                                     $1.080           $1.064           $1.068           $1.062           $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35,410           35,306           34,941           34,186           10,563

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.059           $1.064           $1.064               --               --
  Accumulation Unit Value at end of
   period                                     $1.073           $1.059           $1.064               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37,566           37,527           26,008               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.059           $1.064           $1.060           $1.072           $1.045
  Accumulation Unit Value at end of
   period                                     $1.073           $1.059           $1.064           $1.060           $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37,566           37,527           26,008            3,403              961
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.057           $1.063           $1.059           $1.071           $1.045
  Accumulation Unit Value at end of
   period                                     $1.071           $1.057           $1.063           $1.059           $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109,522           85,359           44,373            5,643            1,280
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.053           $1.060           $1.062               --               --
  Accumulation Unit Value at end of
   period                                     $1.066           $1.053           $1.060               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,108            2,113            1,956               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.052           $1.059           $1.061               --               --
  Accumulation Unit Value at end of
   period                                     $1.064           $1.052           $1.059               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,221            5,234            5,298               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.052           $1.059           $1.057           $1.071           $1.045
  Accumulation Unit Value at end of
   period                                     $1.064           $1.052           $1.059           $1.057           $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,221            5,234            5,298            5,875            4,441
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.047           $1.056           $1.060               --               --
  Accumulation Unit Value at end of
   period                                     $1.058           $1.047           $1.056               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,162           10,754            5,399               --               --
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.639           $1.413           $1.159           $0.913           $1.100
  Accumulation Unit Value at end of
   period                                     $2.068           $1.639           $1.413           $1.159           $0.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,146            2,228            1,133              342              637
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.629           $1.406           $1.155           $0.911           $1.100
  Accumulation Unit Value at end of
   period                                     $2.051           $1.629           $1.406           $1.155           $0.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    120               75               62               49               15
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.625           $1.404           $1.153           $0.910           $1.100
  Accumulation Unit Value at end of
   period                                     $2.046           $1.625           $1.404           $1.153           $0.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,735            3,816            1,528              175              189
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.615           $1.397           $1.149           $0.908           $0.939
  Accumulation Unit Value at end of
   period                                     $2.030           $1.615           $1.397           $1.149           $0.908
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,199            3,647            1,991            1,318              216
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.615           $1.397           $1.149           $0.908           $1.099
  Accumulation Unit Value at end of
   period                                     $2.030           $1.615           $1.397           $1.149           $0.908
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,199            3,647            1,991            1,318              216
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.607           $1.392           $1.181               --               --
  Accumulation Unit Value at end of
   period                                     $2.016           $1.607           $1.392               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,836            2,195            1,002               --               --

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.607           $1.392           $1.147           $0.908           $0.939
  Accumulation Unit Value at end of
   period                                     $2.016           $1.607           $1.392           $1.147           $0.908
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,836            2,195            1,002              171               51
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.604           $1.390           $1.146           $0.908           $0.939
  Accumulation Unit Value at end of
   period                                     $2.012           $1.604           $1.390           $1.146           $0.908
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,846            4,900            1,441              163               36
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.598           $1.387           $1.178               --               --
  Accumulation Unit Value at end of
   period                                     $2.003           $1.598           $1.387               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    253              310              243               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.596           $1.385           $1.178               --               --
  Accumulation Unit Value at end of
   period                                     $1.999           $1.596           $1.385               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    779              935              698               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.596           $1.385           $1.144           $0.907           $0.939
  Accumulation Unit Value at end of
   period                                     $1.999           $1.596           $1.385           $1.144           $0.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    779              935              698              547               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.589           $1.382           $1.176               --               --
  Accumulation Unit Value at end of
   period                                     $1.987           $1.589           $1.382               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    748              874              228               --               --
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.737           $9.451               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.411          $10.737               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    283                2               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.723           $9.449               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.380          $10.723               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.719           $9.448               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.369          $10.719               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    286               38               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.705           $9.445               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.338          $10.705               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    559                1               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.705           $9.445               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.338          $10.705               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    559                1               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.692           $9.443               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.307          $10.692               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    210                7               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.692           $9.443               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.307          $10.692               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    210                7               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.688           $9.442               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.296          $10.688               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495               58               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.679           $9.441               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.275          $10.679               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     56                5               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.674           $9.440               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.265          $10.674               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               17               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.674           $9.440               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.265          $10.674               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               17               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.661           $9.437               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.234          $10.661               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     94                5               --               --               --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.495           $1.412           $1.261           $1.007           $1.152
  Accumulation Unit Value at end of
   period                                     $1.635           $1.495           $1.412           $1.261           $1.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,389           14,960           14,319           11,083            6,632
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.485           $1.405           $1.257           $1.005           $1.151
  Accumulation Unit Value at end of
   period                                     $1.623           $1.485           $1.405           $1.257           $1.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    445              587              833              668              505
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.482           $1.403           $1.255           $1.004           $1.151
  Accumulation Unit Value at end of
   period                                     $1.618           $1.482           $1.403           $1.255           $1.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,353           15,511           11,541            3,512            2,717
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.472           $1.396           $1.251           $1.003           $0.955
  Accumulation Unit Value at end of
   period                                     $1.606           $1.472           $1.396           $1.251           $1.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,534           24,851           26,309           22,447            3,011
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.472           $1.396           $1.251           $1.003           $1.151
  Accumulation Unit Value at end of
   period                                     $1.606           $1.472           $1.396           $1.251           $1.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,534           24,851           26,309           22,447            3,011
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.465           $1.391           $1.271               --               --
  Accumulation Unit Value at end of
   period                                     $1.595           $1.465           $1.391               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,932           11,800            8,936               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.465           $1.391           $1.248           $1.002           $0.954
  Accumulation Unit Value at end of
   period                                     $1.595           $1.465           $1.391           $1.248           $1.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,932           11,800            8,936            1,522              521
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.462           $1.389           $1.248           $1.002           $0.954
  Accumulation Unit Value at end of
   period                                     $1.591           $1.462           $1.389           $1.248           $1.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31,773           31,476           19,246            3,650              522
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.457           $1.386           $1.268               --               --
  Accumulation Unit Value at end of
   period                                     $1.584           $1.457           $1.386               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,002            1,107            1,153               --               --

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.455           $1.384           $1.267               --               --
  Accumulation Unit Value at end of
   period                                     $1.581           $1.455           $1.384               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,053            4,299            4,761               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.455           $1.384           $1.245           $1.001           $0.954
  Accumulation Unit Value at end of
   period                                     $1.581           $1.455           $1.384           $1.245           $1.001
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,053            4,299            4,761            3,556              233
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.449           $1.380           $1.265               --               --
  Accumulation Unit Value at end of
   period                                     $1.572           $1.449           $1.380               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,199            3,974            2,503               --               --
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.341          $11.605          $10.783          $10.286               --
  Accumulation Unit Value at end of
   period                                    $14.256          $12.341          $11.605          $10.783               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    327              123               78                6               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.300          $11.584          $10.780          $10.285               --
  Accumulation Unit Value at end of
   period                                    $14.187          $12.300          $11.584          $10.780               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               10                3               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.287          $11.577          $10.779          $10.285               --
  Accumulation Unit Value at end of
   period                                    $14.165          $12.287          $11.577          $10.779               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    610              313              207               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.246          $11.556          $10.775          $10.284               --
  Accumulation Unit Value at end of
   period                                    $14.097          $12.246          $11.556          $10.775               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    321              160              141               19               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.246          $11.556          $10.775          $10.284               --
  Accumulation Unit Value at end of
   period                                    $14.097          $12.246          $11.556          $10.775               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    321              160              141               19               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.205          $11.535          $11.054               --               --
  Accumulation Unit Value at end of
   period                                    $14.029          $12.205          $11.535               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    267              235              190               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.205          $11.535          $10.772          $10.283               --
  Accumulation Unit Value at end of
   period                                    $14.029          $12.205          $11.535          $10.772               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    267              235              190               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.192          $11.528          $10.771          $10.283               --
  Accumulation Unit Value at end of
   period                                    $14.007          $12.192          $11.528          $10.771               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,327              619              324                2               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.165          $11.514          $11.049               --               --
  Accumulation Unit Value at end of
   period                                    $13.962          $12.165          $11.514               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                5                4               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.152          $11.507          $11.048               --               --
  Accumulation Unit Value at end of
   period                                    $13.939          $12.152          $11.507               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               24               22               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.152          $11.507          $10.768          $10.282               --
  Accumulation Unit Value at end of
   period                                    $13.939          $12.152          $11.507          $10.768               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               24               22               14               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.114          $11.489          $11.045               --               --
  Accumulation Unit Value at end of
   period                                    $13.875          $12.114          $11.489               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86               58               28               --               --
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.705          $10.903          $10.231           $8.544           $9.913
  Accumulation Unit Value at end of
   period                                    $13.202          $11.705          $10.903          $10.231           $8.544
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,265           11,476           11,007            8,151            5,421
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.596          $10.818          $10.166           $8.502           $9.880
  Accumulation Unit Value at end of
   period                                    $13.059          $11.596          $10.818          $10.166           $8.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    663              714              773              797              569
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.869          $11.078          $10.416           $8.716          $10.133
  Accumulation Unit Value at end of
   period                                    $13.360          $11.869          $11.078          $10.416           $8.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,300            8,375            5,921            2,064            1,795
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.482          $10.733          $10.107           $8.470           $8.391
  Accumulation Unit Value at end of
   period                                    $12.905          $11.482          $10.733          $10.107           $8.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,844            9,555            9,961            8,216            1,667
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.482          $10.733          $10.107           $8.470           $9.861
  Accumulation Unit Value at end of
   period                                    $12.905          $11.482          $10.733          $10.107           $8.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,844            9,555            9,961            8,216            1,667
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.424          $10.694          $10.151               --               --
  Accumulation Unit Value at end of
   period                                    $12.820          $11.424          $10.694               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,899            4,926            3,923               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.424          $10.694          $10.086           $8.464           $8.391
  Accumulation Unit Value at end of
   period                                    $12.820          $11.424          $10.694          $10.086           $8.464
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,899            4,926            3,923              562              140
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.404          $10.681          $10.078           $8.463           $8.391
  Accumulation Unit Value at end of
   period                                    $12.791          $11.404          $10.681          $10.078           $8.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,164           12,020            8,196            2,080              330
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.657          $10.930          $10.389               --               --
  Accumulation Unit Value at end of
   period                                    $13.062          $11.657          $10.930               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    378              411              761               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.346          $10.643          $10.121               --               --
  Accumulation Unit Value at end of
   period                                    $12.707          $11.346          $10.643               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,401            1,365            1,457               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.346          $10.643          $10.057           $8.457           $8.390
  Accumulation Unit Value at end of
   period                                    $12.707          $11.346          $10.643          $10.057           $8.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,401            1,365            1,457            1,072               57

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.590          $10.888          $10.368               --               --
  Accumulation Unit Value at end of
   period                                    $12.961          $11.590          $10.888               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,504            1,171              754               --               --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.040           $0.986           $0.913           $0.710           $0.939
  Accumulation Unit Value at end of
   period                                     $1.201           $1.040           $0.986           $0.913           $0.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74,980           76,680           75,252           57,297           30,748
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.033           $0.981           $0.910           $0.709           $0.938
  Accumulation Unit Value at end of
   period                                     $1.191           $1.033           $0.981           $0.910           $0.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,322            4,741            5,584            5,876            4,277
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.031           $0.979           $0.909           $0.708           $0.938
  Accumulation Unit Value at end of
   period                                     $1.188           $1.031           $0.979           $0.909           $0.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73,628           66,704           51,922           19,978           17,097
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.024           $0.974           $0.905           $0.706           $0.693
  Accumulation Unit Value at end of
   period                                     $1.178           $1.024           $0.974           $0.905           $0.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81,808           83,622           90,105           77,474           13,162
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.024           $0.974           $0.905           $0.706           $0.937
  Accumulation Unit Value at end of
   period                                     $1.178           $1.024           $0.974           $0.905           $0.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81,808           83,622           90,105           77,474           13,162
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.018           $0.970           $0.919               --               --
  Accumulation Unit Value at end of
   period                                     $1.170           $1.018           $0.970               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40,200           39,846           32,185               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.018           $0.970           $0.903           $0.706           $0.693
  Accumulation Unit Value at end of
   period                                     $1.170           $1.018           $0.970           $0.903           $0.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40,200           39,846           32,185            4,820            1,146
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.017           $0.969           $0.903           $0.706           $0.693
  Accumulation Unit Value at end of
   period                                     $1.168           $1.017           $0.969           $0.903           $0.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111,437           95,376           69,731           15,561            3,128
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.013           $0.967           $0.917               --               --
  Accumulation Unit Value at end of
   period                                     $1.162           $1.013           $0.967               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,848            4,456            5,556               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.011           $0.966           $0.916               --               --
  Accumulation Unit Value at end of
   period                                     $1.160           $1.011           $0.966               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,067           13,974           13,806               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.011           $0.966           $0.901           $0.705           $0.693
  Accumulation Unit Value at end of
   period                                     $1.160           $1.011           $0.966           $0.901           $0.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,067           13,974           13,806           10,628            1,278
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.007           $0.963           $0.915               --               --
  Accumulation Unit Value at end of
   period                                     $1.153           $1.007           $0.963               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,599           10,967            6,031               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.084          $13.094          $12.592          $11.349          $11.089
  Accumulation Unit Value at end of
   period                                    $13.769          $13.084          $13.094          $12.592          $11.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,010            6,387            6,390            6,217            5,112
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.962          $12.991          $12.512          $11.293          $11.051
  Accumulation Unit Value at end of
   period                                    $13.620          $12.962          $12.991          $12.512          $11.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    418              455              532              628              548
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.518          $12.553          $12.096          $10.923          $10.695
  Accumulation Unit Value at end of
   period                                    $13.147          $12.518          $12.553          $12.096          $10.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,418            4,944            3,658            1,879            1,686
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.835          $12.890          $12.439          $11.250          $10.521
  Accumulation Unit Value at end of
   period                                    $13.460          $12.835          $12.890          $12.439          $11.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,215            6,164            6,542            5,817            1,224
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.835          $12.890          $12.439          $11.250          $11.031
  Accumulation Unit Value at end of
   period                                    $13.460          $12.835          $12.890          $12.439          $11.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,215            6,164            6,542            5,817            1,224
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.769          $12.843          $12.500               --               --
  Accumulation Unit Value at end of
   period                                    $13.371          $12.769          $12.843               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,215            3,197            2,523               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.769          $12.843          $12.412          $11.243          $10.520
  Accumulation Unit Value at end of
   period                                    $13.371          $12.769          $12.843          $12.412          $11.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,215            3,197            2,523              452              108
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.748          $12.827          $12.404          $11.241          $10.520
  Accumulation Unit Value at end of
   period                                    $13.341          $12.748          $12.827          $12.404          $11.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,445            7,693            4,802            1,018              254
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.295          $12.384          $12.071               --               --
  Accumulation Unit Value at end of
   period                                    $12.855          $12.295          $12.384               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    318              338              405               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.682          $12.781          $12.463               --               --
  Accumulation Unit Value at end of
   period                                    $13.253          $12.682          $12.781               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    742              773              885               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.682          $12.781          $12.377          $11.234          $10.520
  Accumulation Unit Value at end of
   period                                    $13.253          $12.682          $12.781          $12.377          $11.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    742              773              885              742               65
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.224          $12.337          $12.047               --               --
  Accumulation Unit Value at end of
   period                                    $12.755          $12.224          $12.337               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,123              894              540               --               --
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.025               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                    $10.199               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               --               --               --               --

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
-----------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.024               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                    $10.196               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.023               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                    $10.194               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     93               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.022               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                    $10.191               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.022               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                    $10.191               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.021               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                    $10.187               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.021               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                    $10.187               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.020               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                    $10.186               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.019               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                    $10.183               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.019               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                    $10.182               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.019               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                    $10.182               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.017               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                    $10.178               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --               --               --               --
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.988               --               --               --               --  (b)
  Accumulation Unit Value at end of
   period                                    $10.897               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    815               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.987               --               --               --               --  (b)
  Accumulation Unit Value at end of
   period                                    $10.885               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
-----------------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.987               --               --               --               --  (b)
  Accumulation Unit Value at end of
   period                                    $10.881               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,545               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.986               --               --               --               --  (b)
  Accumulation Unit Value at end of
   period                                    $10.868               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,194               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.986               --               --               --               --  (b)
  Accumulation Unit Value at end of
   period                                    $10.868               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,194               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.985               --               --               --               --  (b)
  Accumulation Unit Value at end of
   period                                    $10.856               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    560               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.985               --               --               --               --  (b)
  Accumulation Unit Value at end of
   period                                    $10.856               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    560               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.984               --               --               --               --  (b)
  Accumulation Unit Value at end of
   period                                    $10.852               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,740               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.984               --               --               --               --  (b)
  Accumulation Unit Value at end of
   period                                    $10.844               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.983               --               --               --               --  (b)
  Accumulation Unit Value at end of
   period                                    $10.840               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.983               --               --               --               --  (b)
  Accumulation Unit Value at end of
   period                                    $10.840               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.982               --               --               --               --  (b)
  Accumulation Unit Value at end of
   period                                    $10.828               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    335               --               --               --               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.157          $11.725          $10.504           $7.894           $9.402
  Accumulation Unit Value at end of
   period                                    $15.585          $13.157          $11.725          $10.504           $7.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,235            3,266            3,089            2,483            2,109
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.034          $11.634          $10.437           $7.855           $9.370
  Accumulation Unit Value at end of
   period                                    $15.417          $13.034          $11.634          $10.437           $7.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    203              214              235              262              247
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.161           $9.074           $8.145           $6.133           $7.319
  Accumulation Unit Value at end of
   period                                    $12.013          $10.161           $9.074           $8.145           $6.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,330            3,763            2,617            1,197            1,196

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
-----------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.907          $11.543          $10.376           $7.825           $7.297
  Accumulation Unit Value at end of
   period                                    $15.235          $12.907          $11.543          $10.376           $7.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,685            2,488            2,435            1,976              570
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.907          $11.543          $10.376           $7.825           $9.353
  Accumulation Unit Value at end of
   period                                    $15.235          $12.907          $11.543          $10.376           $7.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,685            2,488            2,435            1,976              570
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.841          $11.501          $10.499               --               --
  Accumulation Unit Value at end of
   period                                    $15.135          $12.841          $11.501               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,456            1,321              924               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.841          $11.501          $10.354           $7.820           $7.296
  Accumulation Unit Value at end of
   period                                    $15.135          $12.841          $11.501          $10.354           $7.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,456            1,321              924               76               29
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.819          $11.487          $10.347           $7.819           $7.296
  Accumulation Unit Value at end of
   period                                    $15.101          $12.819          $11.487          $10.347           $7.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,042            3,674            2,321              391              107
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.980           $8.952           $8.183               --               --
  Accumulation Unit Value at end of
   period                                    $11.745           $9.980           $8.952               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    167              161              133               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.753          $11.445          $10.467               --               --
  Accumulation Unit Value at end of
   period                                    $15.002          $12.753          $11.445               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    491              524              509               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.753          $11.445          $10.325           $7.814           $7.296
  Accumulation Unit Value at end of
   period                                    $15.002          $12.753          $11.445          $10.325           $7.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    491              524              509              360               26
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.102           $8.181           $7.492               --               --
  Accumulation Unit Value at end of
   period                                    $10.690           $9.102           $8.181               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,150              801              439               --               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.081          $13.853          $11.651           $7.715           $9.689
  Accumulation Unit Value at end of
   period                                    $20.843          $17.081          $13.853          $11.651           $7.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,547            1,535            1,361            1,011              784
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.922          $13.745          $11.577           $7.677           $9.657
  Accumulation Unit Value at end of
   period                                    $20.618          $16.922          $13.745          $11.577           $7.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112              127              117              120               99
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.549          $10.198           $8.594           $5.702           $7.175
  Accumulation Unit Value at end of
   period                                    $15.282          $12.549          $10.198           $8.594           $5.702
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,005            2,605            1,580              433              417
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.756          $13.637          $11.509           $7.648           $7.602
  Accumulation Unit Value at end of
   period                                    $20.375          $16.756          $13.637          $11.509           $7.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,973            1,871            1,534            1,024              161

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
-----------------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.756          $13.637          $11.509           $7.648           $9.639
  Accumulation Unit Value at end of
   period                                    $20.375          $16.756          $13.637          $11.509           $7.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,973            1,871            1,534            1,024              161
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.671          $13.588          $11.953               --               --
  Accumulation Unit Value at end of
   period                                    $20.241          $16.671          $13.588               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,225            1,308              773               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.671          $13.588          $11.485           $7.643           $7.601
  Accumulation Unit Value at end of
   period                                    $20.241          $16.671          $13.588          $11.485           $7.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,225            1,308              773               77               16
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.642          $13.572          $11.477           $7.641           $7.601
  Accumulation Unit Value at end of
   period                                    $20.196          $16.642          $13.572          $11.477           $7.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,540            2,899            1,568              173               26
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.325          $10.061           $8.863               --               --
  Accumulation Unit Value at end of
   period                                    $14.942          $12.325          $10.061               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    184              235              130               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.557          $13.522          $11.918               --               --
  Accumulation Unit Value at end of
   period                                    $20.063          $16.557          $13.522               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    286              271              245               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.557          $13.522          $11.452           $7.637           $7.601
  Accumulation Unit Value at end of
   period                                    $20.063          $16.557          $13.522          $11.452           $7.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    286              271              245              171                6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.095           $9.893           $8.731               --               --
  Accumulation Unit Value at end of
   period                                    $14.634          $12.095           $9.893               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    558              477              232               --               --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.080          $11.445          $10.342           $7.686          $10.343
  Accumulation Unit Value at end of
   period                                    $14.181          $13.080          $11.445          $10.342           $7.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18,524           19,458           18,755           15,275           11,300
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.958          $11.355          $10.277           $7.648          $10.308
  Accumulation Unit Value at end of
   period                                    $14.027          $12.958          $11.355          $10.277           $7.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,253            1,380            1,539            1,639            1,468
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.050           $7.934           $7.184           $5.349           $7.213
  Accumulation Unit Value at end of
   period                                     $9.792           $9.050           $7.934           $7.184           $5.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33,246           28,889           19,704            7,384            6,802
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.831          $11.266          $10.217           $7.619           $6.922
  Accumulation Unit Value at end of
   period                                    $13.862          $12.831          $11.266          $10.217           $7.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,465           21,100           22,080           18,446            3,653
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.831          $11.266          $10.217           $7.619          $10.289
  Accumulation Unit Value at end of
   period                                    $13.862          $12.831          $11.266          $10.217           $7.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,465           21,100           22,080           18,446            3,653

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
-----------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.765          $11.225          $10.443               --               --
  Accumulation Unit Value at end of
   period                                    $13.770          $12.765          $11.225               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,143           13,600           10,695               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.765          $11.225          $10.195           $7.614           $6.922
  Accumulation Unit Value at end of
   period                                    $13.770          $12.765          $11.225          $10.195           $7.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,143           13,600           10,695            1,397              322
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.744          $11.212          $10.188           $7.612           $6.922
  Accumulation Unit Value at end of
   period                                    $13.740          $12.744          $11.212          $10.188           $7.612
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38,431           30,404           18,625            3,392              802
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.888           $7.827           $7.292               --               --
  Accumulation Unit Value at end of
   period                                     $9.574           $8.888           $7.827               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,488            1,608            1,953               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.678          $11.171          $10.412               --               --
  Accumulation Unit Value at end of
   period                                    $13.649          $12.678          $11.171               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,200            3,341            3,470               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.678          $11.171          $10.166           $7.608           $6.921
  Accumulation Unit Value at end of
   period                                    $13.649          $12.678          $11.171          $10.166           $7.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,200            3,341            3,470            2,596              177
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.870           $7.827           $7.305               --               --
  Accumulation Unit Value at end of
   period                                     $9.535           $8.870           $7.827               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,008            5,503            3,086               --               --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.134          $11.656          $10.736           $8.242          $10.261
  Accumulation Unit Value at end of
   period                                    $13.750          $12.134          $11.656          $10.736           $8.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19,476           20,433           19,977           16,196           12,481
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.020          $11.564          $10.668           $8.202          $10.227
  Accumulation Unit Value at end of
   period                                    $13.601          $12.020          $11.564          $10.668           $8.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,577            1,714            1,917            1,979            1,761
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.201          $11.744          $10.839           $8.337          $10.401
  Accumulation Unit Value at end of
   period                                    $13.798          $12.201          $11.744          $10.839           $8.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24,685           21,755           14,281            4,878            4,555
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.903          $11.474          $10.605           $8.170           $7.765
  Accumulation Unit Value at end of
   period                                    $13.441          $11.903          $11.474          $10.605           $8.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,994           21,333           22,158           18,549            4,042
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.903          $11.474          $10.605           $8.170          $10.208
  Accumulation Unit Value at end of
   period                                    $13.441          $11.903          $11.474          $10.605           $8.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,994           21,333           22,158           18,549            4,042
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.842          $11.432          $10.801               --               --
  Accumulation Unit Value at end of
   period                                    $13.352          $11.842          $11.432               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,895           15,290           11,516               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.842          $11.432          $10.583           $8.165           $7.765
  Accumulation Unit Value at end of
   period                                    $13.352          $11.842          $11.432          $10.583           $8.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,895           15,290           11,516            1,445              376
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.822          $11.419          $10.575           $8.163           $7.765
  Accumulation Unit Value at end of
   period                                    $13.323          $11.822          $11.419          $10.575           $8.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38,166           30,745           18,096            3,270              786
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.983          $11.586          $10.961               --               --
  Accumulation Unit Value at end of
   period                                    $13.491          $11.983          $11.586               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    925              944            1,171               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.761          $11.377          $10.769               --               --
  Accumulation Unit Value at end of
   period                                    $13.235          $11.761          $11.377               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,212            3,382            3,569               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.761          $11.377          $10.553           $8.158           $7.765
  Accumulation Unit Value at end of
   period                                    $13.235          $11.761          $11.377          $10.553           $8.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,212            3,382            3,569            2,742              182
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.087          $11.710          $11.099               --               --
  Accumulation Unit Value at end of
   period                                    $13.581          $12.087          $11.710               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,027            3,942            2,326               --               --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.788          $11.537           $9.830           $7.410           $8.847
  Accumulation Unit Value at end of
   period                                    $16.137          $13.788          $11.537           $9.830           $7.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,450            4,144            3,811            2,886            2,665
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.660          $11.446           $9.767           $7.374           $8.817
  Accumulation Unit Value at end of
   period                                    $15.962          $13.660          $11.446           $9.767           $7.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    311              314              320              327              306
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.458           $8.768           $7.486           $5.654           $6.764
  Accumulation Unit Value at end of
   period                                    $12.215          $10.458           $8.768           $7.486           $5.654
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,753            6,479            4,277            1,061            1,093
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.526          $11.357           $9.710           $7.346           $7.128
  Accumulation Unit Value at end of
   period                                    $15.774          $13.526          $11.357           $9.710           $7.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,113            3,487            3,048            1,967              542
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.526          $11.357           $9.710           $7.346           $8.801
  Accumulation Unit Value at end of
   period                                    $15.774          $13.526          $11.357           $9.710           $7.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,113            3,487            3,048            1,967              542
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.457          $11.316           $9.882               --               --
  Accumulation Unit Value at end of
   period                                    $15.670          $13.457          $11.316               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,210            3,129            2,231               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.457          $11.316           $9.690           $7.341           $7.127
  Accumulation Unit Value at end of
   period                                    $15.670          $13.457          $11.316           $9.690           $7.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,210            3,129            2,231              111               34

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.434          $11.302           $9.683           $7.340           $7.127
  Accumulation Unit Value at end of
   period                                    $15.635          $13.434          $11.302           $9.683           $7.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,552            8,370            4,886              473              149
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.271           $8.650           $7.565               --               --
  Accumulation Unit Value at end of
   period                                    $11.943          $10.271           $8.650               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    336              336              238               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.365          $11.261           $9.852               --               --
  Accumulation Unit Value at end of
   period                                    $15.532          $13.365          $11.261               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    607              569              544               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.365          $11.261           $9.662           $7.335           $7.127
  Accumulation Unit Value at end of
   period                                    $15.532          $13.365          $11.261           $9.662           $7.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    607              569              544              360               20
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.336           $7.878           $6.902               --               --
  Accumulation Unit Value at end of
   period                                    $10.834           $9.336           $7.878               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,100            1,642              941               --               --
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.611          $13.987          $11.970           $8.743           $9.422
  Accumulation Unit Value at end of
   period                                    $21.665          $16.611          $13.987          $11.970           $8.743
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,137            1,047              858              619              481
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.456          $13.877          $11.893           $8.701           $9.391
  Accumulation Unit Value at end of
   period                                    $21.431          $16.456          $13.877          $11.893           $8.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               45               41               36               28
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.575          $13.140          $11.267           $8.247           $8.905
  Accumulation Unit Value at end of
   period                                    $20.273          $15.575          $13.140          $11.267           $8.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,360            1,135              609              202              125
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.295          $13.769          $11.824           $8.667           $8.438
  Accumulation Unit Value at end of
   period                                    $21.179          $16.295          $13.769          $11.824           $8.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,267              987              744              467              122
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.295          $13.769          $11.824           $8.667           $9.373
  Accumulation Unit Value at end of
   period                                    $21.179          $16.295          $13.769          $11.824           $8.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,267              987              744              467              122
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.212          $13.719          $11.966               --               --
  Accumulation Unit Value at end of
   period                                    $21.039          $16.212          $13.719               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    693              604              412               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.212          $13.719          $11.799           $8.662           $8.437
  Accumulation Unit Value at end of
   period                                    $21.039          $16.212          $13.719          $11.799           $8.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    693              604              412               33                8
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.184          $13.702          $11.791           $8.660           $8.437
  Accumulation Unit Value at end of
   period                                    $20.993          $16.184          $13.702          $11.791           $8.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,559            1,812              554              120               59

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.297          $12.964          $11.323               --               --
  Accumulation Unit Value at end of
   period                                    $19.822          $15.297          $12.964               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               31               37               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.101          $13.653          $11.930               --               --
  Accumulation Unit Value at end of
   period                                    $20.854          $16.101          $13.653               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    193              189              143               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.101          $13.653          $11.766           $8.655           $8.437
  Accumulation Unit Value at end of
   period                                    $20.854          $16.101          $13.653          $11.766           $8.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    193              189              143               94                9
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.208          $12.915          $11.301               --               --
  Accumulation Unit Value at end of
   period                                    $19.668          $15.208          $12.915               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    337              250               97               --               --
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.454           $9.404               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.818          $10.454               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               19               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.441           $9.401               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.788          $10.441               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.437           $9.400               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.778          $10.437               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    333              204               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.424           $9.398               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.749          $10.424               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    102               51               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.424           $9.398               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.749          $10.424               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    102               51               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.411           $9.396               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.719          $10.411               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               32               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.411           $9.396               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.719          $10.411               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               32               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.406           $9.395               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.709          $10.406               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    866              440               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.398           $9.393               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.690          $10.398               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1               --               --               --

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.393           $9.392               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.680          $10.393               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.393           $9.392               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.680          $10.393               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.380           $9.390               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.651          $10.380               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               37               --               --               --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.382          $13.390          $11.956           $9.228           $9.950
  Accumulation Unit Value at end of
   period                                    $15.564          $13.382          $13.390          $11.956           $9.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,794            6,192            4,694            2,073              403
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.308          $13.336          $11.926           $9.218           $9.948
  Accumulation Unit Value at end of
   period                                    $15.455          $13.308          $13.336          $11.926           $9.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    153              144              160              109               24
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.284          $13.318          $11.916           $9.215           $9.948
  Accumulation Unit Value at end of
   period                                    $15.419          $13.284          $13.318          $11.916           $9.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,232           10,487            4,544              325              137
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.211          $13.265          $11.886           $9.206           $8.645
  Accumulation Unit Value at end of
   period                                    $15.312          $13.211          $13.265          $11.886           $9.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,699            6,867            6,373            4,557              390
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.211          $13.265          $11.886           $9.206           $9.947
  Accumulation Unit Value at end of
   period                                    $15.312          $13.211          $13.265          $11.886           $9.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,699            6,867            6,373            4,557              390
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.144          $13.217          $12.007               --               --
  Accumulation Unit Value at end of
   period                                    $15.211          $13.144          $13.217               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,986            6,083            4,107               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.144          $13.217          $11.861           $9.200           $8.645
  Accumulation Unit Value at end of
   period                                    $15.211          $13.144          $13.217          $11.861           $9.200
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,986            6,083            4,107              415               39
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.121          $13.201          $11.853           $9.198           $8.645
  Accumulation Unit Value at end of
   period                                    $15.177          $13.121          $13.201          $11.853           $9.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27,370           21,589           10,265              699               65
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.080          $13.173          $11.983               --               --
  Accumulation Unit Value at end of
   period                                    $15.114          $13.080          $13.173               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    310              289              295               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.054          $13.153          $11.971               --               --
  Accumulation Unit Value at end of
   period                                    $15.077          $13.054          $13.153               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    850              845              851               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.054          $13.153          $11.827           $9.193           $8.644
  Accumulation Unit Value at end of
   period                                    $15.077          $13.054          $13.153          $11.827           $9.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    850              845              851              587                6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.004          $13.123          $11.959               --               --
  Accumulation Unit Value at end of
   period                                    $14.997          $13.004          $13.123               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,261            1,816              862               --               --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.902          $10.968          $10.331           $8.273          $10.016
  Accumulation Unit Value at end of
   period                                    $11.893          $10.902          $10.968          $10.331           $8.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    914              878              594              217               34
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.842          $10.924          $10.305           $8.265          $10.015
  Accumulation Unit Value at end of
   period                                    $11.809          $10.842          $10.924          $10.305           $8.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               30               31               25               16
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.823          $10.909          $10.296           $8.262          $10.014
  Accumulation Unit Value at end of
   period                                    $11.782          $10.823          $10.909          $10.296           $8.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,303            1,951              995               29                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.763          $10.866          $10.270           $8.254           $7.927
  Accumulation Unit Value at end of
   period                                    $11.700          $10.763          $10.866          $10.270           $8.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,015              944              814              448               23
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.763          $10.866          $10.270           $8.254          $10.013
  Accumulation Unit Value at end of
   period                                    $11.700          $10.763          $10.866          $10.270           $8.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,015              944              814              448               23
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.708          $10.826          $10.430               --               --
  Accumulation Unit Value at end of
   period                                    $11.622          $10.708          $10.826               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,472            1,481              939               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.708          $10.826          $10.248           $8.248           $7.927
  Accumulation Unit Value at end of
   period                                    $11.622          $10.708          $10.826          $10.248           $8.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,472            1,481              939               21               16
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.690          $10.813          $10.241           $8.247           $7.927
  Accumulation Unit Value at end of
   period                                    $11.597          $10.690          $10.813          $10.241           $8.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,952            3,060            1,533               45                6
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.656          $10.790          $10.409               --               --
  Accumulation Unit Value at end of
   period                                    $11.548          $10.656          $10.790               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               81               84               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.635          $10.774          $10.398               --               --
  Accumulation Unit Value at end of
   period                                    $11.520          $10.635          $10.774               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    120               95               84               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.635          $10.774          $10.219           $8.241           $7.927
  Accumulation Unit Value at end of
   period                                    $11.520          $10.635          $10.774          $10.219           $8.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    120               95               84               42                4

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.594          $10.749          $10.388               --               --
  Accumulation Unit Value at end of
   period                                    $11.459          $10.594          $10.749               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    567              423              214               --               --
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.289           $9.703               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.759          $10.289               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81               35               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.276           $9.700               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.726          $10.276               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               17               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.272           $9.699               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.716          $10.272               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    132               88               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.259           $9.697               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.683          $10.259               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     83               20               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.259           $9.697               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.683          $10.259               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     83               20               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.246           $9.695               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.651          $10.246               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               11               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.246           $9.695               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.651          $10.246               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               11               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.242           $9.694               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.641          $10.242               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    298               88               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.233           $9.692               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.619          $10.233               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.229           $9.691               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.609          $10.229               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                3               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.229           $9.691               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.609          $10.229               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                3               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.216           $9.689               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.577          $10.216               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               15               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.531          $21.082          $16.261          $12.178          $12.129
  Accumulation Unit Value at end of
   period                                    $27.912          $23.531          $21.082          $16.261          $12.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    223              269              294              331              391
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $23.312          $20.916          $16.158          $12.119          $12.088
  Accumulation Unit Value at end of
   period                                    $27.610          $23.312          $20.916          $16.158          $12.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               27               31               35               35
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $21.348          $19.164          $14.811          $11.114          $11.092
  Accumulation Unit Value at end of
   period                                    $25.271          $21.348          $19.164          $14.811          $11.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109              150              191              229              280
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $23.083          $20.753          $16.064          $12.072          $12.075
  Accumulation Unit Value at end of
   period                                    $27.285          $23.083          $20.753          $16.064          $12.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               48               52               56               57
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $23.083          $20.753          $16.064          $12.072          $12.066
  Accumulation Unit Value at end of
   period                                    $27.285          $23.083          $20.753          $16.064          $12.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               48               52               56               57
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.966          $20.678          $16.570               --               --
  Accumulation Unit Value at end of
   period                                    $27.105          $22.966          $20.678               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                8                2               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.966          $20.678          $16.030          $12.065          $12.075
  Accumulation Unit Value at end of
   period                                    $27.105          $22.966          $20.678          $16.030          $12.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                8                2                1                1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.926          $20.653          $16.018          $12.062          $12.075
  Accumulation Unit Value at end of
   period                                    $27.045          $22.926          $20.653          $16.018          $12.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                3                3                1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.974          $18.913          $15.176               --               --
  Accumulation Unit Value at end of
   period                                    $24.717          $20.974          $18.913               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --                1                2               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.809          $20.578          $16.520               --               --
  Accumulation Unit Value at end of
   period                                    $26.866          $22.809          $20.578               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.809          $20.578          $15.984          $12.054          $12.075
  Accumulation Unit Value at end of
   period                                    $26.866          $22.809          $20.578          $15.984          $12.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.846          $18.835          $15.142               --               --
  Accumulation Unit Value at end of
   period                                    $24.517          $20.846          $18.835               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.417          $13.188          $12.079           $9.941               --
  Accumulation Unit Value at end of
   period                                    $15.457          $13.417          $13.188          $12.079               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,775            2,205            1,629              438               --

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.363          $13.155          $12.067           $9.941               --
  Accumulation Unit Value at end of
   period                                    $15.372          $13.363          $13.155          $12.067               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     88               68               66               23               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.345          $13.144          $12.063           $9.941               --
  Accumulation Unit Value at end of
   period                                    $15.344          $13.345          $13.144          $12.063               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,669            4,897            2,537               55               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.292          $13.111          $12.051           $9.941               --
  Accumulation Unit Value at end of
   period                                    $15.260          $13.292          $13.111          $12.051               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,344            2,528            2,245            1,211               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.292          $13.111          $12.051           $9.941               --
  Accumulation Unit Value at end of
   period                                    $15.260          $13.292          $13.111          $12.051               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,344            2,528            2,245            1,211               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.239          $13.078          $12.174               --               --
  Accumulation Unit Value at end of
   period                                    $15.176          $13.239          $13.078               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,074            2,842            2,050               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.239          $13.078          $12.039           $9.941               --
  Accumulation Unit Value at end of
   period                                    $15.176          $13.239          $13.078          $12.039               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,074            2,842            2,050               32               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.221          $13.067          $12.034           $9.941               --
  Accumulation Unit Value at end of
   period                                    $15.148          $13.221          $13.067          $12.034               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,075            8,372            4,470              101               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.186          $13.046          $12.160               --               --
  Accumulation Unit Value at end of
   period                                    $15.093          $13.186          $13.046               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    181              178              202               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.168          $13.035          $12.156               --               --
  Accumulation Unit Value at end of
   period                                    $15.065          $13.168          $13.035               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    582              545              555               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.168          $13.035          $12.022           $9.941               --
  Accumulation Unit Value at end of
   period                                    $15.065          $13.168          $13.035          $12.022               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    582              545              555              356               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.124          $13.011          $12.150               --               --
  Accumulation Unit Value at end of
   period                                    $14.992          $13.124          $13.011               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,200              892              581               --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.445          $12.074          $11.011           $8.156          $11.627
  Accumulation Unit Value at end of
   period                                    $13.305          $12.445          $12.074          $11.011           $8.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,889            1,963            2,101            1,892            1,182
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.329          $11.979          $10.941           $8.117          $11.588
  Accumulation Unit Value at end of
   period                                    $13.161          $12.329          $11.979          $10.941           $8.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    138              160              198              201              124
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.166           $6.966           $6.366           $4.725           $6.749
  Accumulation Unit Value at end of
   period                                     $7.646           $7.166           $6.966           $6.366           $4.725
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,280            2,674            2,154            1,076              870

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

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
                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.208          $11.886          $10.877           $8.085           $7.497
  Accumulation Unit Value at end of
   period                                    $13.006          $12.208          $11.886          $10.877           $8.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,614            2,819            3,331            2,748              437
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.208          $11.886          $10.877           $8.085          $11.567
  Accumulation Unit Value at end of
   period                                    $13.006          $12.208          $11.886          $10.877           $8.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,614            2,819            3,331            2,748              437
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.145          $11.842          $11.202               --               --
  Accumulation Unit Value at end of
   period                                    $12.920          $12.145          $11.842               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    896              979              838               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.145          $11.842          $10.854           $8.080           $7.496
  Accumulation Unit Value at end of
   period                                    $12.920          $12.145          $11.842          $10.854           $8.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    896              979              838              199               40
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.125          $11.828          $10.847           $8.079           $7.496
  Accumulation Unit Value at end of
   period                                    $12.892          $12.125          $11.828          $10.847           $8.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,819            2,871            2,028              412               84
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.038           $6.873           $6.510               --               --
  Accumulation Unit Value at end of
   period                                     $7.476           $7.038           $6.873               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    207              235              253               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.063          $11.785          $11.168               --               --
  Accumulation Unit Value at end of
   period                                    $12.807          $12.063          $11.785               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    349              401              468               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.063          $11.785          $10.824           $8.074           $7.496
  Accumulation Unit Value at end of
   period                                    $12.807          $12.063          $11.785          $10.824           $8.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    349              401              468              356               30
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.966           $6.816           $6.468               --               --
  Accumulation Unit Value at end of
   period                                     $7.385           $6.966           $6.816               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    692              562              394               --               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.314          $14.304          $13.219          $11.165          $10.799
  Accumulation Unit Value at end of
   period                                    $15.277          $14.314          $14.304          $13.219          $11.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,382            2,394            2,086            1,432              625
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.180          $14.192          $13.135          $11.111          $10.762
  Accumulation Unit Value at end of
   period                                    $15.112          $14.180          $14.192          $13.135          $11.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    153              164              165              155               94
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.650          $13.668          $12.656          $10.712          $10.380
  Accumulation Unit Value at end of
   period                                    $14.539          $13.650          $13.668          $12.656          $10.712
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,932            2,536            1,172              490              321
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.041          $14.081          $13.058          $11.069          $10.255
  Accumulation Unit Value at end of
   period                                    $14.934          $14.041          $14.081          $13.058          $11.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,856            2,811            2,689            2,229              271

30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.041          $14.081          $13.058          $11.069          $10.742
  Accumulation Unit Value at end of
   period                                    $14.934          $14.041          $14.081          $13.058          $11.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,856            2,811            2,689            2,229              271
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.970          $14.030          $13.157               --               --
  Accumulation Unit Value at end of
   period                                    $14.835          $13.970          $14.030               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,827            1,845            1,249               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.970          $14.030          $13.030          $11.062          $10.255
  Accumulation Unit Value at end of
   period                                    $14.835          $13.970          $14.030          $13.030          $11.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,827            1,845            1,249              222               46
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.946          $14.013          $13.021          $11.059          $10.254
  Accumulation Unit Value at end of
   period                                    $14.803          $13.946          $14.013          $13.021          $11.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,561            4,993            2,342              550               44
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.406          $13.485          $12.663               --               --
  Accumulation Unit Value at end of
   period                                    $14.216          $13.406          $13.485               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    259              256              280               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.874          $13.963          $13.118               --               --
  Accumulation Unit Value at end of
   period                                    $14.705          $13.874          $13.963               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    353              310              312               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.874          $13.963          $12.993          $11.052          $10.254
  Accumulation Unit Value at end of
   period                                    $14.705          $13.874          $13.963          $12.993          $11.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    353              310              312              212                9
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.416          $13.522          $12.721               --               --
  Accumulation Unit Value at end of
   period                                    $14.198          $13.416          $13.522               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    529              386              153               --               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.077           $1.065           $1.073           $1.082           $1.085
  Accumulation Unit Value at end of
   period                                     $1.110           $1.077           $1.065           $1.073           $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30,252           26,062           31,860           35,889          107,340
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.067           $1.057           $1.066           $1.077           $1.081
  Accumulation Unit Value at end of
   period                                     $1.098           $1.067           $1.057           $1.066           $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,667            1,875            2,260            2,730            5,510
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.016           $1.006           $1.015           $1.027           $1.031
  Accumulation Unit Value at end of
   period                                     $1.044           $1.016           $1.006           $1.015           $1.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27,480           16,896           10,727            7,953           13,291
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.057           $1.048           $1.060           $1.073           $1.076
  Accumulation Unit Value at end of
   period                                     $1.085           $1.057           $1.048           $1.060           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32,390           24,469           25,907           28,160           14,908

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.057           $1.048           $1.060           $1.073           $1.079
  Accumulation Unit Value at end of
   period                                     $1.085           $1.057           $1.048           $1.060           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32,390           24,469           25,907           28,160           14,908
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.052           $1.045           $1.056               --               --
  Accumulation Unit Value at end of
   period                                     $1.078           $1.052           $1.045               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,931           11,174           10,273               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.052           $1.045           $1.057           $1.072           $1.076
  Accumulation Unit Value at end of
   period                                     $1.078           $1.052           $1.045           $1.057           $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,931           11,174           10,273            1,838            1,035
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.050           $1.043           $1.057           $1.072           $1.076
  Accumulation Unit Value at end of
   period                                     $1.075           $1.050           $1.043           $1.057           $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47,206           28,766           13,798            3,514            1,461
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.998           $0.993           $1.005               --               --
  Accumulation Unit Value at end of
   period                                     $1.021           $0.998           $0.993               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,102            1,049              846               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.040           $1.053               --               --
  Accumulation Unit Value at end of
   period                                     $1.068           $1.044           $1.040               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,426            4,172            3,364               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.040           $1.054           $1.071           $1.076
  Accumulation Unit Value at end of
   period                                     $1.068           $1.044           $1.040           $1.054           $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,426            4,172            3,364            4,490              877
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.992           $0.989           $1.003               --               --
  Accumulation Unit Value at end of
   period                                     $1.013           $0.992           $0.989               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,237            3,598            1,604               --               --
MFS(R) CAPITAL OPPORTUNITIES SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.346           $8.344           $7.543           $6.019           $8.704
  Accumulation Unit Value at end of
   period                                     $9.342           $8.346           $8.344           $7.543           $6.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    662              857            1,014            1,131            1,191
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.268           $8.279           $7.495           $5.990           $8.675
  Accumulation Unit Value at end of
   period                                     $9.241           $8.268           $8.279           $7.495           $5.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    130              156              184              217              252
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.272           $6.283           $5.691           $4.551           $6.594
  Accumulation Unit Value at end of
   period                                     $7.007           $6.272           $6.283           $5.691           $4.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    264              335              420              459              532
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.187           $8.214           $7.451           $5.967           $5.612
  Accumulation Unit Value at end of
   period                                     $9.132           $8.187           $8.214           $7.451           $5.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    311              379              530              500              160
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.187           $8.214           $7.451           $5.967           $8.659
  Accumulation Unit Value at end of
   period                                     $9.132           $8.187           $8.214           $7.451           $5.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    311              379              530              500              160

32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.145           $8.184           $7.631               --               --
  Accumulation Unit Value at end of
   period                                     $9.072           $8.145           $8.184               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     72               77               75               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.145           $8.184           $7.435           $5.963           $5.612
  Accumulation Unit Value at end of
   period                                     $9.072           $8.145           $8.184           $7.435           $5.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     72               77               75               22                3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.131           $8.174           $7.430           $5.962           $5.612
  Accumulation Unit Value at end of
   period                                     $9.052           $8.131           $8.174           $7.430           $5.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    143              175              161               78                7
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.160           $6.199           $5.788               --               --
  Accumulation Unit Value at end of
   period                                     $6.851           $6.160           $6.199               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               73               80               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.090           $8.145           $7.608               --               --
  Accumulation Unit Value at end of
   period                                     $8.992           $8.090           $8.145               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               49               50               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.090           $8.145           $7.414           $5.958           $5.612
  Accumulation Unit Value at end of
   period                                     $8.992           $8.090           $8.145           $7.414           $5.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               49               50               67                7
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.098           $6.149           $5.752               --               --
  Accumulation Unit Value at end of
   period                                     $6.769           $6.098           $6.149               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               18                6               --               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.936           $7.389           $6.650           $5.192           $7.968
  Accumulation Unit Value at end of
   period                                     $8.423           $7.936           $7.389           $6.650           $5.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    556              710              773              819              839
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.862           $7.331           $6.608           $5.166           $7.941
  Accumulation Unit Value at end of
   period                                     $8.332           $7.862           $7.331           $6.608           $5.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               75               90              113              107
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.248           $4.896           $4.415           $3.454           $5.311
  Accumulation Unit Value at end of
   period                                     $5.558           $5.248           $4.896           $4.415           $3.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    442              475              447              380              473
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.785           $7.274           $6.570           $5.146           $4.918
  Accumulation Unit Value at end of
   period                                     $8.233           $7.785           $7.274           $6.570           $5.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    517              494              497              536               96
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.785           $7.274           $6.570           $5.146           $7.927
  Accumulation Unit Value at end of
   period                                     $8.233           $7.785           $7.274           $6.570           $5.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    517              494              497              536               96
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.745           $7.248           $6.755               --               --
  Accumulation Unit Value at end of
   period                                     $8.179           $7.745           $7.248               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    189              189              168               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.745           $7.248           $6.556           $5.143           $4.918
  Accumulation Unit Value at end of
   period                                     $8.179           $7.745           $7.248           $6.556           $5.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    189              189              168               43                9

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.732           $7.239           $6.551           $5.142           $4.918
  Accumulation Unit Value at end of
   period                                     $8.161           $7.732           $7.239           $6.551           $5.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    524              388              273               77               12
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.154           $4.830           $4.508               --               --
  Accumulation Unit Value at end of
   period                                     $5.435           $5.154           $4.830               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     84               85               84               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.693           $7.213           $6.735               --               --
  Accumulation Unit Value at end of
   period                                     $8.107           $7.693           $7.213               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110              164              200               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.693           $7.213           $6.537           $5.139           $4.918
  Accumulation Unit Value at end of
   period                                     $8.107           $7.693           $7.213           $6.537           $5.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110              164              200              164               12
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.171           $4.856           $4.540               --               --
  Accumulation Unit Value at end of
   period                                     $5.442           $5.171           $4.856               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82               54               76               --               --
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.595          $11.891          $10.221           $8.128           $9.378
  Accumulation Unit Value at end of
   period                                    $15.412          $12.595          $11.891          $10.221           $8.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    175              154              161              115               87
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.477          $11.798          $10.156           $8.088           $9.347
  Accumulation Unit Value at end of
   period                                    $15.245          $12.477          $11.798          $10.156           $8.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               13               14                8               15
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.323          $10.712           $9.225           $7.351           $8.499
  Accumulation Unit Value at end of
   period                                    $13.828          $11.323          $10.712           $9.225           $7.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    197              142              108               39               25
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.355          $11.706          $10.097           $8.057           $7.717
  Accumulation Unit Value at end of
   period                                    $15.066          $12.355          $11.706          $10.097           $8.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    313              294              224              218               30
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.355          $11.706          $10.097           $8.057           $9.329
  Accumulation Unit Value at end of
   period                                    $15.066          $12.355          $11.706          $10.097           $8.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    313              294              224              218               30
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.292          $11.663          $10.243               --               --
  Accumulation Unit Value at end of
   period                                    $14.966          $12.292          $11.663               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    129               80               58               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.292          $11.663          $10.075           $8.052           $7.716
  Accumulation Unit Value at end of
   period                                    $14.966          $12.292          $11.663          $10.075           $8.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    129               80               58                9                4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.271          $11.649          $10.068           $8.050           $7.716
  Accumulation Unit Value at end of
   period                                    $14.933          $12.271          $11.649          $10.068           $8.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    368              176              148               78                5
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.121          $10.568           $9.293               --               --
  Accumulation Unit Value at end of
   period                                    $13.520          $11.121          $10.568               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               17               17               --               --

34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.208          $11.607          $10.212               --               --
  Accumulation Unit Value at end of
   period                                    $14.835          $12.208          $11.607               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               14               18               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.208          $11.607          $10.046           $8.045           $7.716
  Accumulation Unit Value at end of
   period                                    $14.835          $12.208          $11.607          $10.046           $8.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               14               18               10                1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.056          $10.528           $9.275               --               --
  Accumulation Unit Value at end of
   period                                    $13.415          $11.056          $10.528               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               39               61               --               --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.686          $11.630          $10.832           $9.336           $9.254
  Accumulation Unit Value at end of
   period                                    $12.687          $11.686          $11.630          $10.832           $9.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,406            1,602            1,945            2,018              996
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.577          $11.538          $10.763           $9.290           $9.223
  Accumulation Unit Value at end of
   period                                    $12.550          $11.577          $11.538          $10.763           $9.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    101              109              101              106              117
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.722          $11.689          $10.909           $9.421           $9.357
  Accumulation Unit Value at end of
   period                                    $12.701          $11.722          $11.689          $10.909           $9.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    952              910              817              497              321
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.464          $11.448          $10.700           $9.255           $8.875
  Accumulation Unit Value at end of
   period                                    $12.402          $11.464          $11.448          $10.700           $9.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,732            1,909            2,241            2,318              301
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.464          $11.448          $10.700           $9.255           $9.206
  Accumulation Unit Value at end of
   period                                    $12.402          $11.464          $11.448          $10.700           $9.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,732            1,909            2,241            2,318              301
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.405          $11.407          $10.766               --               --
  Accumulation Unit Value at end of
   period                                    $12.321          $11.405          $11.407               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    612              569              514               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.405          $11.407          $10.678           $9.249           $8.875
  Accumulation Unit Value at end of
   period                                    $12.321          $11.405          $11.407          $10.678           $9.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    612              569              514              137               13
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.386          $11.393          $10.670           $9.247           $8.875
  Accumulation Unit Value at end of
   period                                    $12.293          $11.386          $11.393          $10.670           $9.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,977            1,756            1,330              465               56
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.513          $11.532          $10.899               --               --
  Accumulation Unit Value at end of
   period                                    $12.418          $11.513          $11.532               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    101              113              158               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.327          $11.352          $10.734               --               --
  Accumulation Unit Value at end of
   period                                    $12.212          $11.327          $11.352               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    231              240              319               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.327          $11.352          $10.648           $9.241           $8.875
  Accumulation Unit Value at end of
   period                                    $12.212          $11.327          $11.352          $10.648           $9.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    231              240              319              271                7
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.446          $11.488          $10.877               --               --
  Accumulation Unit Value at end of
   period                                    $12.322          $11.446          $11.488               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    219              222              119               --               --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.869           $7.656           $7.129           $5.891           $8.265
  Accumulation Unit Value at end of
   period                                     $8.327           $7.869           $7.656           $7.129           $5.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    681              872            1,047            1,212            1,211
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.796           $7.596           $7.084           $5.863           $8.237
  Accumulation Unit Value at end of
   period                                     $8.237           $7.796           $7.596           $7.084           $5.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     93              106              138              142              140
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.129           $5.975           $5.575           $4.616           $6.489
  Accumulation Unit Value at end of
   period                                     $6.473           $6.129           $5.975           $5.575           $4.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    663              752              641              519              464
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.719           $7.537           $7.042           $5.840           $5.713
  Accumulation Unit Value at end of
   period                                     $8.140           $7.719           $7.537           $7.042           $5.840
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    808              906            1,034              986              207
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.719           $7.537           $7.042           $5.840           $8.222
  Accumulation Unit Value at end of
   period                                     $8.140           $7.719           $7.537           $7.042           $5.840
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    808              906            1,034              986              207
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.680           $7.510           $7.184               --               --
  Accumulation Unit Value at end of
   period                                     $8.086           $7.680           $7.510               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    211              229              188               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.680           $7.510           $7.027           $5.836           $5.713
  Accumulation Unit Value at end of
   period                                     $8.086           $7.680           $7.510           $7.027           $5.836
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    211              229              188               68               27
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.667           $7.501           $7.022           $5.835           $5.713
  Accumulation Unit Value at end of
   period                                     $8.068           $7.667           $7.501           $7.022           $5.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    663              650              474              166               24
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.020           $5.895           $5.647               --               --
  Accumulation Unit Value at end of
   period                                     $6.328           $6.020           $5.895               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               79               85               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.628           $7.473           $7.163               --               --
  Accumulation Unit Value at end of
   period                                     $8.015           $7.628           $7.473               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82               88              116               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.628           $7.473           $7.007           $5.831           $5.713
  Accumulation Unit Value at end of
   period                                     $8.015           $7.628           $7.473           $7.007           $5.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82               88              116               78                7

36                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.157           $6.041           $5.798               --               --
  Accumulation Unit Value at end of
   period                                     $6.459           $6.157           $6.041               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111               88               46               --               --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.726           $8.266           $7.547           $6.281           $8.079
  Accumulation Unit Value at end of
   period                                     $9.698           $8.726           $8.266           $7.547           $6.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,328            2,267            1,825            1,145            1,011
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.644           $8.201           $7.499           $6.250           $8.052
  Accumulation Unit Value at end of
   period                                     $9.593           $8.644           $8.201           $7.499           $6.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    144              150              172              185              211
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.567           $8.132           $7.439           $6.204           $7.996
  Accumulation Unit Value at end of
   period                                     $9.502           $8.567           $8.132           $7.439           $6.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,320            4,439            2,242              344              342
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.559           $8.137           $7.455           $6.226           $5.974
  Accumulation Unit Value at end of
   period                                     $9.480           $8.559           $8.137           $7.455           $6.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,373            2,199            2,072            1,402              206
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.559           $8.137           $7.455           $6.226           $8.037
  Accumulation Unit Value at end of
   period                                     $9.480           $8.559           $8.137           $7.455           $6.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,373            2,199            2,072            1,402              206
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.516           $8.108           $7.521               --               --
  Accumulation Unit Value at end of
   period                                     $9.417           $8.516           $8.108               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,137            3,168            2,074               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.516           $8.108           $7.439           $6.223           $5.974
  Accumulation Unit Value at end of
   period                                     $9.417           $8.516           $8.108           $7.439           $6.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,137            3,168            2,074              129               27
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.501           $8.098           $7.434           $6.221           $5.974
  Accumulation Unit Value at end of
   period                                     $9.397           $8.501           $8.098           $7.434           $6.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,172            6,863            3,466              212               29
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.414           $8.023           $7.453               --               --
  Accumulation Unit Value at end of
   period                                     $9.291           $8.414           $8.023               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    140              156              128               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.458           $8.069           $7.499               --               --
  Accumulation Unit Value at end of
   period                                     $9.335           $8.458           $8.069               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    285              225              221               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.458           $8.069           $7.418           $6.217           $5.974
  Accumulation Unit Value at end of
   period                                     $9.335           $8.458           $8.069           $7.418           $6.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    285              225              221              159               16
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.545           $8.165           $7.599               --               --
  Accumulation Unit Value at end of
   period                                     $9.417           $8.545           $8.165               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,195              875              456               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.946           $5.863           $5.203           $3.860           $6.909
  Accumulation Unit Value at end of
   period                                     $5.998           $5.946           $5.863           $5.203           $3.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,674            2,125            2,213            2,059            1,395
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.899           $5.825           $5.177           $3.846           $6.895
  Accumulation Unit Value at end of
   period                                     $5.941           $5.899           $5.825           $5.177           $3.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    134              174              180              228              168
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.362           $6.286           $5.589           $4.155           $7.452
  Accumulation Unit Value at end of
   period                                     $6.405           $6.362           $6.286           $5.589           $4.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,295            1,384            1,326              832              718
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.841           $5.779           $5.147           $3.832           $3.632
  Accumulation Unit Value at end of
   period                                     $5.871           $5.841           $5.779           $5.147           $3.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,492            2,899            3,306            2,843              551
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.841           $5.779           $5.147           $3.832           $6.882
  Accumulation Unit Value at end of
   period                                     $5.871           $5.841           $5.779           $5.147           $3.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,492            2,899            3,306            2,843              551
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.811           $5.758           $5.384               --               --
  Accumulation Unit Value at end of
   period                                     $5.832           $5.811           $5.758               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    985            1,061              861               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.811           $5.758           $5.136           $3.829           $3.631
  Accumulation Unit Value at end of
   period                                     $5.832           $5.811           $5.758           $5.136           $3.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    985            1,061              861              209               41
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.801           $5.751           $5.132           $3.828           $3.631
  Accumulation Unit Value at end of
   period                                     $5.819           $5.801           $5.751           $5.132           $3.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,164            2,323            1,655              521               99
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.249           $6.201           $5.806               --               --
  Accumulation Unit Value at end of
   period                                     $6.262           $6.249           $6.201               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    212              236              295               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.771           $5.731           $5.368               --               --
  Accumulation Unit Value at end of
   period                                     $5.781           $5.771           $5.731               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    479              546              596               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.771           $5.731           $5.121           $3.826           $3.631
  Accumulation Unit Value at end of
   period                                     $5.781           $5.771           $5.731           $5.121           $3.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    479              546              596              457               29
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.213           $6.178           $5.795               --               --
  Accumulation Unit Value at end of
   period                                     $6.213           $6.213           $6.178               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    361              223              149               --               --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.372          $11.951          $11.406           $8.672          $12.895
  Accumulation Unit Value at end of
   period                                    $13.778          $12.372          $11.951          $11.406           $8.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,416            1,342            1,278            1,095              919

38                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.256          $11.857          $11.334           $8.630          $12.852
  Accumulation Unit Value at end of
   period                                    $13.629          $12.256          $11.857          $11.334           $8.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    107              127              146              174              174
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.124           $7.863           $7.520           $5.728           $8.535
  Accumulation Unit Value at end of
   period                                     $9.029           $8.124           $7.863           $7.520           $5.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,779            2,619            1,396              399              390
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.136          $11.764          $11.267           $8.596           $8.351
  Accumulation Unit Value at end of
   period                                    $13.468          $12.136          $11.764          $11.267           $8.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,431            1,345            1,259            1,010              282
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.136          $11.764          $11.267           $8.596          $12.828
  Accumulation Unit Value at end of
   period                                    $13.468          $12.136          $11.764          $11.267           $8.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,431            1,345            1,259            1,010              282
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.074          $11.722          $11.875               --               --
  Accumulation Unit Value at end of
   period                                    $13.379          $12.074          $11.722               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,385            1,323              909               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.074          $11.722          $11.244           $8.591           $8.351
  Accumulation Unit Value at end of
   period                                    $13.379          $12.074          $11.722          $11.244           $8.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,385            1,323              909               46               11
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.054          $11.708          $11.236           $8.589           $8.351
  Accumulation Unit Value at end of
   period                                    $13.349          $12.054          $11.708          $11.236           $8.589
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,978            2,902            1,527              135               29
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.979           $7.757           $7.870               --               --
  Accumulation Unit Value at end of
   period                                     $8.828           $7.979           $7.757               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    124              149              146               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.992          $11.665          $11.840               --               --
  Accumulation Unit Value at end of
   period                                    $13.261          $11.992          $11.665               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148              110              139               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.992          $11.665          $11.212           $8.584           $8.351
  Accumulation Unit Value at end of
   period                                    $13.261          $11.992          $11.665          $11.212           $8.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148              110              139               90                1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.933           $7.728           $7.854               --               --
  Accumulation Unit Value at end of
   period                                     $8.759           $7.933           $7.728               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    914              531              289               --               --
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.016           $9.978               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.251          $10.016               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109               38               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.004           $9.976               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.223          $10.004               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.000           $9.975               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.214          $10.000               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    305               83               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.988           $9.973               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.186           $9.988               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    126               41               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.988           $9.973               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.186           $9.988               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    126               41               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.975           $9.971               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.158           $9.975               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76                9               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.975           $9.971               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.158           $9.975               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76                9               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.971           $9.970               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.149           $9.971               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    738              188               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.963           $9.969               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.131           $9.963               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.959           $9.968               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.121           $9.959               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19                1               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.959           $9.968               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.121           $9.959               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19                1               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.947           $9.966               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.094           $9.947               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47                6               --               --               --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.961          $10.019               --               --               --
  Accumulation Unit Value at end of
   period                                    $14.773          $11.961               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76               20               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.949          $10.019               --               --               --
  Accumulation Unit Value at end of
   period                                    $14.736          $11.949               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.945          $10.018               --               --               --
  Accumulation Unit Value at end of
   period                                    $14.724          $11.945               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    192               83               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.933          $10.018               --               --               --
  Accumulation Unit Value at end of
   period                                    $14.687          $11.933               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    163                5               --               --               --

40                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.933          $10.018               --               --               --
  Accumulation Unit Value at end of
   period                                    $14.687          $11.933               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    163                5               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.921          $10.018               --               --               --
  Accumulation Unit Value at end of
   period                                    $14.650          $11.921               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               22               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.921          $10.018               --               --               --
  Accumulation Unit Value at end of
   period                                    $14.650          $11.921               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               22               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.917          $10.018               --               --               --
  Accumulation Unit Value at end of
   period                                    $14.638          $11.917               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    303               30               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.909          $10.018               --               --               --
  Accumulation Unit Value at end of
   period                                    $14.613          $11.909               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.905          $10.018               --               --               --
  Accumulation Unit Value at end of
   period                                    $14.601          $11.905               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.905          $10.018               --               --               --
  Accumulation Unit Value at end of
   period                                    $14.601          $11.905               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.893          $10.018               --               --               --
  Accumulation Unit Value at end of
   period                                    $14.564          $11.893               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20                5               --               --               --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.590           $9.468               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.508          $10.590               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               21               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.577           $9.465               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.477          $10.577               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.573           $9.464               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.466          $10.573               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    163               33               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.559           $9.462               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.435          $10.559               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               20               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.559           $9.462               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.435          $10.559               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               20               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.546           $9.459               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.403          $10.546               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                2               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               41

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.546           $9.459               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.403          $10.546               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                2               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.542           $9.459               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.393          $10.542               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    404               28               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.533           $9.457               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.372          $10.533               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.528           $9.456               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.361          $10.528               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.528           $9.456               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.361          $10.528               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.515           $9.454               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.330          $10.515               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19                8               --               --               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.886          $12.741          $11.636          $10.169          $10.902
  Accumulation Unit Value at end of
   period                                    $14.183          $12.886          $12.741          $11.636          $10.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,059            6,636            6,178            5,267            4,003
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.766          $12.641          $11.562          $10.120          $10.865
  Accumulation Unit Value at end of
   period                                    $14.029          $12.766          $12.641          $11.562          $10.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    535              632              699              792              701
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.111          $11.999          $10.980           $9.615          $10.329
  Accumulation Unit Value at end of
   period                                    $13.303          $12.111          $11.999          $10.980           $9.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,376            8,099            4,773            1,725            1,491
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.641          $12.543          $11.495          $10.081           $9.624
  Accumulation Unit Value at end of
   period                                    $13.864          $12.641          $12.543          $11.495          $10.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,050            7,525            7,408            6,700            1,311
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.641          $12.543          $11.495          $10.081          $10.845
  Accumulation Unit Value at end of
   period                                    $13.864          $12.641          $12.543          $11.495          $10.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,050            7,525            7,408            6,700            1,311
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.576          $12.497          $11.620               --               --
  Accumulation Unit Value at end of
   period                                    $13.773          $12.576          $12.497               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,321            4,513            3,232               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.576          $12.497          $11.470          $10.075           $9.623
  Accumulation Unit Value at end of
   period                                    $13.773          $12.576          $12.497          $11.470          $10.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,321            4,513            3,232              459               77
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.555          $12.482          $11.462          $10.073           $9.623
  Accumulation Unit Value at end of
   period                                    $13.742          $12.555          $12.482          $11.462          $10.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,193           11,533            6,235            1,139              290

42                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                 2006            2005             2004             2003             2002
----------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $11.895         $11.838          $11.022               --               --
  Accumulation Unit Value at end of
   period                                   $13.007         $11.895          $11.838               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   237             284              284               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $12.491         $12.437          $11.585               --               --
  Accumulation Unit Value at end of
   period                                   $13.652         $12.491          $12.437               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   861             984              948               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $12.491         $12.437          $11.438          $10.066           $9.623
  Accumulation Unit Value at end of
   period                                   $13.652         $12.491          $12.437          $11.438          $10.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   861             984              948              768               33
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $12.606         $12.571          $11.725               --               --
  Accumulation Unit Value at end of
   period                                   $13.757         $12.606          $12.571               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 1,574           1,390              853               --               --
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $14.522         $13.842          $12.218           $9.988               --
  Accumulation Unit Value at end of
   period                                   $17.262         $14.522          $13.842          $12.218               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   528             355              244               72               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $14.464         $13.807          $12.205           $9.988               --
  Accumulation Unit Value at end of
   period                                   $17.167         $14.464          $13.807          $12.205               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    25              22               18                6               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $14.445         $13.796          $12.201           $9.988               --
  Accumulation Unit Value at end of
   period                                   $17.136         $14.445          $13.796          $12.201               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   876             484              234                3               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $14.387         $13.761          $12.189           $9.988               --
  Accumulation Unit Value at end of
   period                                   $17.042         $14.387          $13.761          $12.189               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   790             542              411              216               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $14.387         $13.761          $12.189           $9.988               --
  Accumulation Unit Value at end of
   period                                   $17.042         $14.387          $13.761          $12.189               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   790             542              411              216               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $14.330         $13.727          $12.302               --               --
  Accumulation Unit Value at end of
   period                                   $16.948         $14.330          $13.727               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   499             404              284               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $14.330         $13.727          $12.177           $9.988               --
  Accumulation Unit Value at end of
   period                                   $16.948         $14.330          $13.727          $12.177               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   499             404              284                7               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $14.311         $13.716          $12.173           $9.988               --
  Accumulation Unit Value at end of
   period                                   $16.917         $14.311          $13.716          $12.173               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 1,732             840              352               11               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $14.273         $13.693          $12.288               --               --
  Accumulation Unit Value at end of
   period                                   $16.855         $14.273          $13.693               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    65              70               66               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $14.254         $13.681          $12.284               --               --
  Accumulation Unit Value at end of
   period                                   $16.824         $14.254          $13.681               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    93             100               92               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               43

-------------------------------------------------------------------------------

                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                 2006            2005             2004             2003             2002
----------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $14.254         $13.681          $12.161           $9.988               --
  Accumulation Unit Value at end of
   period                                   $16.824         $14.254          $13.681          $12.161               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    93             100               92               53               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $14.206         $13.656          $12.278               --               --
  Accumulation Unit Value at end of
   period                                   $16.743         $14.206          $13.656               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   172             103               37               --               --
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $16.453         $14.424          $12.407          $10.026               --
  Accumulation Unit Value at end of
   period                                   $19.915         $16.453          $14.424          $12.407               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 1,299             993              480              126               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $16.387         $14.388          $12.394          $10.026               --
  Accumulation Unit Value at end of
   period                                   $19.806         $16.387          $14.388          $12.394               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    51              43               22                2               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $16.366         $14.376          $12.390          $10.026               --
  Accumulation Unit Value at end of
   period                                   $19.770         $16.366          $14.376          $12.390               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 2,449           1,772              538               10               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $16.300         $14.340          $12.377          $10.026               --
  Accumulation Unit Value at end of
   period                                   $19.661         $16.300          $14.340          $12.377               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 1,473           1,128              638              323               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $16.300         $14.340          $12.377          $10.026               --
  Accumulation Unit Value at end of
   period                                   $19.661         $16.300          $14.340          $12.377               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 1,473           1,128              638              323               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $16.235         $14.304          $12.521               --               --
  Accumulation Unit Value at end of
   period                                   $19.553         $16.235          $14.304               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 1,194           1,167              453               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $16.235         $14.304          $12.365          $10.026               --
  Accumulation Unit Value at end of
   period                                   $19.553         $16.235          $14.304          $12.365               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 1,194           1,167              453                6               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $16.213         $14.292          $12.361          $10.026               --
  Accumulation Unit Value at end of
   period                                   $19.517         $16.213          $14.292          $12.361               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 4,942           3,085            1,134               24               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $16.170         $14.268          $12.507               --               --
  Accumulation Unit Value at end of
   period                                   $19.446         $16.170          $14.268               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   289             294               61               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $16.149         $14.256          $12.502               --               --
  Accumulation Unit Value at end of
   period                                   $19.410         $16.149          $14.256               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   227             201              165               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $16.149         $14.256          $12.348          $10.026               --
  Accumulation Unit Value at end of
   period                                   $19.410         $16.149          $14.256          $12.348               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   227             201              165               74               --

44                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                 2006            2005             2004             2003             2002
----------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $16.095         $14.230          $12.496               --               --
  Accumulation Unit Value at end of
   period                                   $19.317         $16.095          $14.230               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   670             503              221               --               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $14.763         $13.576          $12.254           $9.954          $11.476
  Accumulation Unit Value at end of
   period                                   $17.191         $14.763          $13.576          $12.254           $9.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 6,545           6,334            5,658            4,507            3,408
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $14.625         $13.470          $12.176           $9.906          $11.437
  Accumulation Unit Value at end of
   period                                   $17.005         $14.625          $13.470          $12.176           $9.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   456             491              498              528              478
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $14.062         $12.957          $11.719           $9.539          $11.018
  Accumulation Unit Value at end of
   period                                   $16.342         $14.062          $12.957          $11.719           $9.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 8,358           6,872            4,081            1,658            1,479
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $14.482         $13.364          $12.105           $9.868           $9.750
  Accumulation Unit Value at end of
   period                                   $16.805         $14.482          $13.364          $12.105           $9.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 7,282           6,967            6,982            5,838            1,331
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $14.482         $13.364          $12.105           $9.868          $11.416
  Accumulation Unit Value at end of
   period                                   $16.805         $14.482          $13.364          $12.105           $9.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 7,282           6,967            6,982            5,838            1,331
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $14.408         $13.316          $12.204               --               --
  Accumulation Unit Value at end of
   period                                   $16.694         $14.408          $13.316               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 4,035           4,064            2,935               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $14.408         $13.316          $12.079           $9.862           $9.749
  Accumulation Unit Value at end of
   period                                   $16.694         $14.408          $13.316          $12.079           $9.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 4,035           4,064            2,935              356               86
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $14.384         $13.300          $12.071           $9.860           $9.749
  Accumulation Unit Value at end of
   period                                   $16.657         $14.384          $13.300          $12.071           $9.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                17,607          14,132            7,736            1,082              214
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $13.811         $12.783          $11.732               --               --
  Accumulation Unit Value at end of
   period                                   $15.978         $13.811          $12.783               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   341             341              353               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $14.310         $13.252          $12.167               --               --
  Accumulation Unit Value at end of
   period                                   $16.547         $14.310          $13.252               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   788             813              834               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $14.310         $13.252          $12.045           $9.853           $9.749
  Accumulation Unit Value at end of
   period                                   $16.547         $14.310          $13.252          $12.045           $9.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   788             813              834              589               56
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $14.272         $13.236          $12.170               --               --
  Accumulation Unit Value at end of
   period                                   $16.478         $14.272          $13.236               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 1,650           1,243              618               --               --
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $15.992         $12.725          $10.363           $6.853           $6.964
  Accumulation Unit Value at end of
   period                                   $20.203         $15.992          $12.725          $10.363           $6.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   720             675              440              316              265

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               45

-------------------------------------------------------------------------------

                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                 2006            2005             2004             2003             2002
----------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $15.842         $12.625          $10.297           $6.819           $6.941
  Accumulation Unit Value at end of
   period                                   $19.984         $15.842          $12.625          $10.297           $6.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    27              42               32               25               21
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $19.114         $15.240          $12.436           $8.240           $8.391
  Accumulation Unit Value at end of
   period                                   $24.099         $19.114          $15.240          $12.436           $8.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 1,044             824              356               76               42
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $15.687         $12.527          $10.237           $6.793           $6.601
  Accumulation Unit Value at end of
   period                                   $19.749         $15.687          $12.527          $10.237           $6.793
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   812             755              446              315               44
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $15.687         $12.527          $10.237           $6.793           $6.928
  Accumulation Unit Value at end of
   period                                   $19.749         $15.687          $12.527          $10.237           $6.793
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   812             755              446              315               44
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $15.607         $12.481          $10.512               --               --
  Accumulation Unit Value at end of
   period                                   $19.618         $15.607          $12.481               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   617             668              233               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $15.607         $12.481          $10.216           $6.789           $6.601
  Accumulation Unit Value at end of
   period                                   $19.618         $15.607          $12.481          $10.216           $6.789
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   617             668              233               32                4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $15.580         $12.466          $10.208           $6.788           $6.601
  Accumulation Unit Value at end of
   period                                   $19.575         $15.580          $12.466          $10.208           $6.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 1,641           1,242              446              143               11
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $18.773         $15.036          $12.681               --               --
  Accumulation Unit Value at end of
   period                                   $23.563         $18.773          $15.036               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    86              75               35               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $15.501         $12.421          $10.480               --               --
  Accumulation Unit Value at end of
   period                                   $19.446         $15.501          $12.421               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   140             110              117               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $15.501         $12.421          $10.187           $6.783           $6.601
  Accumulation Unit Value at end of
   period                                   $19.446         $15.501          $12.421          $10.187           $6.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   140             110              117               57                6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $16.546         $13.279          $11.219               --               --
  Accumulation Unit Value at end of
   period                                   $20.726         $16.546          $13.279               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   122             100               42               --               --
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $11.432         $10.549           $9.048           $6.957           $8.685
  Accumulation Unit Value at end of
   period                                   $13.656         $11.432          $10.549           $9.048           $6.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 2,536           2,492            1,933              729              527
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $11.325         $10.466           $8.991           $6.924           $8.656
  Accumulation Unit Value at end of
   period                                   $13.508         $11.325          $10.466           $8.991           $6.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   167             165              141              121              111
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $10.870         $10.051           $8.638           $6.655           $8.325
  Accumulation Unit Value at end of
   period                                   $12.959         $10.870          $10.051           $8.638           $6.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 6,308           5,726            3,406              214              176

46                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                 2006            2005             2004             2003             2002
----------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $11.214         $10.385           $8.938           $6.897           $7.182
  Accumulation Unit Value at end of
   period                                   $13.349         $11.214          $10.385           $8.938           $6.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 2,789           2,559            2,336            1,301              255
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $11.214         $10.385           $8.938           $6.897           $8.640
  Accumulation Unit Value at end of
   period                                   $13.349         $11.214          $10.385           $8.938           $6.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 2,789           2,559            2,336            1,301              255
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $11.157         $10.347           $9.107               --               --
  Accumulation Unit Value at end of
   period                                   $13.261         $11.157          $10.347               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 3,665           3,865            2,813               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $11.157         $10.347           $8.919           $6.893           $7.182
  Accumulation Unit Value at end of
   period                                   $13.261         $11.157          $10.347           $8.919           $6.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 3,665           3,865            2,813              110               29
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $11.138         $10.335           $8.913           $6.891           $7.182
  Accumulation Unit Value at end of
   period                                   $13.232         $11.138          $10.335           $8.913           $6.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                10,813           9,246            5,581              176               35
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $10.676          $9.916           $8.740               --               --
  Accumulation Unit Value at end of
   period                                   $12.670         $10.676           $9.916               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   184             199              191               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $11.081         $10.297           $9.080               --               --
  Accumulation Unit Value at end of
   period                                   $13.145         $11.081          $10.297               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   446             423              408               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $11.081         $10.297           $8.894           $6.887           $7.182
  Accumulation Unit Value at end of
   period                                   $13.145         $11.081          $10.297           $8.894           $6.887
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   446             423              408              229               22
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $10.614          $9.878           $8.722               --               --
  Accumulation Unit Value at end of
   period                                   $12.572         $10.614           $9.878               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 1,679           1,399              824               --               --
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $13.391         $13.147          $11.550           $8.899           $9.462
  Accumulation Unit Value at end of
   period                                   $15.953         $13.391          $13.147          $11.550           $8.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   101             117              140              158              180
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $13.266         $13.044          $11.477           $8.855           $9.430
  Accumulation Unit Value at end of
   period                                   $15.780         $13.266          $13.044          $11.477           $8.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    28              29               23               32               36
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $12.552         $12.348          $10.870           $8.391           $8.940
  Accumulation Unit Value at end of
   period                                   $14.924         $12.552          $12.348          $10.870           $8.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    33              46               47               47               58
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $13.136         $12.942          $11.410           $8.821           $8.549
  Accumulation Unit Value at end of
   period                                   $15.595         $13.136          $12.942          $11.410           $8.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     7              11                7                7               10

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               47

-------------------------------------------------------------------------------

                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                 2006            2005             2004             2003             2002
----------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $13.136         $12.942          $11.410           $8.821           $9.413
  Accumulation Unit Value at end of
   period                                   $15.595         $13.136          $12.942          $11.410           $8.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     7              11                7                7               10
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $13.069         $12.895          $11.579               --               --
  Accumulation Unit Value at end of
   period                                   $15.492         $13.069          $12.895               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     4               3               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $13.069         $12.895          $11.386           $8.816           $8.549
  Accumulation Unit Value at end of
   period                                   $15.492         $13.069          $12.895          $11.386           $8.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     4               3               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $13.047         $12.879          $11.377           $8.814           $8.549
  Accumulation Unit Value at end of
   period                                   $15.458         $13.047          $12.879          $11.377           $8.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     2               4                4               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $12.332         $12.186          $10.958               --               --
  Accumulation Unit Value at end of
   period                                   $14.596         $12.332          $12.186               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    --              --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $12.980         $12.833          $11.544               --               --
  Accumulation Unit Value at end of
   period                                   $15.355         $12.980          $12.833               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     2               2                3               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $12.980         $12.833          $11.353           $8.808           $8.549
  Accumulation Unit Value at end of
   period                                   $15.355         $12.980          $12.833          $11.353           $8.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     2               2                3               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $12.257         $12.136          $10.932               --               --
  Accumulation Unit Value at end of
   period                                   $14.478         $12.257          $12.136               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    --              --               --               --               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $13.087         $12.221          $10.708           $8.239          $10.276
  Accumulation Unit Value at end of
   period                                   $15.680         $13.087          $12.221          $10.708           $8.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 3,386           3,293            2,567            1,647            1,056
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $12.965         $12.125          $10.640           $8.199          $10.241
  Accumulation Unit Value at end of
   period                                   $15.510         $12.965          $12.125          $10.640           $8.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   111             105              105              100               88
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $12.830         $12.006          $10.541           $8.126          $10.155
  Accumulation Unit Value at end of
   period                                   $15.342         $12.830          $12.006          $10.541           $8.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 5,774           4,766            2,114              401              288
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $12.838         $12.031          $10.578           $8.167           $8.387
  Accumulation Unit Value at end of
   period                                   $15.328         $12.838          $12.031          $10.578           $8.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 3,629           3,349            3,108            2,385              330
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $12.838         $12.031          $10.578           $8.167          $10.222
  Accumulation Unit Value at end of
   period                                   $15.328         $12.838          $12.031          $10.578           $8.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 3,629           3,349            3,108            2,385              330

48                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.772          $11.987          $10.763               --               --
  Accumulation Unit Value at end of
   period                                    $15.227          $12.772          $11.987               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,021            3,014            1,923               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.772          $11.987          $10.556           $8.162           $8.387
  Accumulation Unit Value at end of
   period                                    $15.227          $12.772          $11.987          $10.556           $8.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,021            3,014            1,923              112               33
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.750          $11.973          $10.548           $8.160           $8.387
  Accumulation Unit Value at end of
   period                                    $15.193          $12.750          $11.973          $10.548           $8.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,020           11,480            5,497              467               71
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.601          $11.845          $10.650               --               --
  Accumulation Unit Value at end of
   period                                    $15.000          $12.601          $11.845               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    153              161              182               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.685          $11.929          $10.731               --               --
  Accumulation Unit Value at end of
   period                                    $15.093          $12.685          $11.929               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              476              457               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.685          $11.929          $10.526           $8.155           $8.387
  Accumulation Unit Value at end of
   period                                    $15.093          $12.685          $11.929          $10.526           $8.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              476              457              251               15
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.248          $11.536          $10.391               --               --
  Accumulation Unit Value at end of
   period                                    $14.551          $12.248          $11.536               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,797            1,427              780               --               --
BLACKROCK GLOBAL GROWTH V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.179          $10.760           $9.494           $7.227           $9.168
  Accumulation Unit Value at end of
   period                                    $14.616          $12.179          $10.760           $9.494           $7.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                2                2                2
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.109          $10.715           $9.468           $7.218           $9.165
  Accumulation Unit Value at end of
   period                                    $14.511          $12.109          $10.715           $9.468           $7.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.086          $10.699           $9.459           $7.215           $9.164
  Accumulation Unit Value at end of
   period                                    $14.476          $12.086          $10.699           $9.459           $7.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.017          $10.654           $9.433           $7.206           $7.176
  Accumulation Unit Value at end of
   period                                    $14.372          $12.017          $10.654           $9.433           $7.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                9                9                9                2
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.017          $10.654           $9.433           $7.206           $9.161
  Accumulation Unit Value at end of
   period                                    $14.372          $12.017          $10.654           $9.433           $7.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                9                9                9                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.956          $10.616           $9.353               --               --
  Accumulation Unit Value at end of
   period                                    $14.277          $11.956          $10.616               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               49

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.956          $10.616           $9.413           $7.201           $7.176
  Accumulation Unit Value at end of
   period                                    $14.277          $11.956          $10.616           $9.413           $7.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5                5                1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.935          $10.603           $9.407           $7.200           $7.175
  Accumulation Unit Value at end of
   period                                    $14.245          $11.935          $10.603           $9.407           $7.200
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4                4                1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.901          $10.583           $9.336               --               --
  Accumulation Unit Value at end of
   period                                    $14.190          $11.901          $10.583               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.874          $10.565           $9.325               --               --
  Accumulation Unit Value at end of
   period                                    $14.151          $11.874          $10.565               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                9                9               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.874          $10.565           $9.387           $7.195           $7.175
  Accumulation Unit Value at end of
   period                                    $14.151          $11.874          $10.565           $9.387           $7.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                9                9                7               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.828          $10.539           $9.315               --               --
  Accumulation Unit Value at end of
   period                                    $14.075          $11.828          $10.539               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
BLACKROCK LARGE CAP GROWTH V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.523          $10.588          $10.040           $7.574           $9.375
  Accumulation Unit Value at end of
   period                                    $12.152          $11.523          $10.588          $10.040           $7.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                3                3
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.458          $10.544          $10.012           $7.565           $9.372
  Accumulation Unit Value at end of
   period                                    $12.065          $11.458          $10.544          $10.012           $7.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.436          $10.529          $10.003           $7.562           $9.371
  Accumulation Unit Value at end of
   period                                    $12.036          $11.436          $10.529          $10.003           $7.562
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                2               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.370          $10.484           $9.976           $7.553           $7.361
  Accumulation Unit Value at end of
   period                                    $11.949          $11.370          $10.484           $9.976           $7.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               24               26               24               11
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.370          $10.484           $9.976           $7.553           $9.367
  Accumulation Unit Value at end of
   period                                    $11.949          $11.370          $10.484           $9.976           $7.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               24               26               24               11
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.312          $10.446          $10.289               --               --
  Accumulation Unit Value at end of
   period                                    $11.870          $11.312          $10.446               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               12               12               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.312          $10.446           $9.955           $7.548           $7.361
  Accumulation Unit Value at end of
   period                                    $11.870          $11.312          $10.446           $9.955           $7.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               12               12               12                1

50                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.293          $10.434           $9.948           $7.546           $7.361
  Accumulation Unit Value at end of
   period                                    $11.844          $11.293          $10.434           $9.948           $7.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               34               36               35                6
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.260          $10.414          $10.271               --               --
  Accumulation Unit Value at end of
   period                                    $11.798          $11.260          $10.414               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.235          $10.396          $10.258               --               --
  Accumulation Unit Value at end of
   period                                    $11.766          $11.235          $10.396               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               10               10               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.235          $10.396           $9.926           $7.542           $7.360
  Accumulation Unit Value at end of
   period                                    $11.766          $11.235          $10.396           $9.926           $7.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               10               10                8                1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.191          $10.371          $10.248               --               --
  Accumulation Unit Value at end of
   period                                    $11.702          $11.191          $10.371               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --

(a)  Inception date November 6, 2006.

(b) Inception date May 1, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN AND
THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2006 and the related statements of operations and of changes in net assets and the financial highlights for respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2007

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                  AIM V.I.
                                        AIM V.I.                  CAPITAL                   AIM V.I.
                                    BASIC VALUE FUND         APPRECIATION FUND          CORE EQUITY FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (A)(B)         SUB-ACCOUNT (C)
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       20,617,230                 4,475,989                13,319,672
                                     ==============            ==============            ==============
  Cost                                 $197,689,467              $102,539,138              $333,883,766
                                     ==============            ==============            ==============
  Market Value                         $275,446,186              $117,360,656              $362,584,593
 Due from Hartford Life and
  Annuity Insurance Company                      --                        --                        --
 Receivable from fund shares
  sold                                       26,219                     1,223                   105,127
 Other assets                                    --                        --                        --
                                     --------------            --------------            --------------
 Total Assets                           275,472,405               117,361,879               362,689,720
                                     --------------            --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  26,219                     1,223                    89,578
 Payable for fund shares
  purchased                                      --                        --                        --
 Other liabilities                              326                       587                    32,655
                                     --------------            --------------            --------------
 Total Liabilities                           26,545                     1,810                   122,233
                                     --------------            --------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $275,445,860              $117,360,069              $362,567,487
                                     ==============            ==============            ==============

(a) Effective April 28, 2006, AIM V.I. Aggressive Growth merged with AIM V.I. Capital Appreciation Fund.

(b) Effective November 6, 2006 AIM V.I. Demographic Trends Fund merged with AIM V.I. Capital Appreciation Fund.

(c) Effective April 28, 2006, AIM V.I. Premier Equity Fund and AIM V.I. Core Stock Fund merged with AIM V.I. Core Equity Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       AIM V.I.            AIM V. I.             AIM V.I.            AIM V.I.
                                      GOVERNMENT         INTERNATIONAL           MID CAP             SMALL CAP
                                   SECURITIES FUND        GROWTH FUND        CORE EQUITY FUND       EQUITY FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      50,964,864            3,477,801           27,847,765           4,662,808
                                    ==============       ==============       ==============       =============
  Cost                                $620,882,691          $72,449,904         $321,080,479         $63,752,694
                                    ==============       ==============       ==============       =============
  Market Value                        $601,385,396         $102,351,692         $376,501,779         $70,828,055
 Due from Hartford Life and
  Annuity Insurance Company                292,737              453,319              112,080             169,329
 Receivable from fund shares
  sold                                          --                   --                   --                  --
 Other assets                                   --                   --                  157                 460
                                    --------------       --------------       --------------       -------------
 Total Assets                          601,678,133          102,805,011          376,614,016          70,997,844
                                    --------------       --------------       --------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                   --                   --                  --
 Payable for fund shares
  purchased                                292,737              453,319              112,080             169,329
 Other liabilities                             414                  972                   --                  --
                                    --------------       --------------       --------------       -------------
 Total Liabilities                         293,151              454,291              112,080             169,329
                                    --------------       --------------       --------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $601,384,982         $102,350,720         $376,501,936         $70,828,515
                                    ==============       ==============       ==============       =============

                                                                                     AMERICAN FUNDS
                                      AIM V.I.              AMERICAN FUNDS               GLOBAL
                                      LARGE CAP                 GLOBAL                 GROWTH AND
                                     GROWTH FUND              BOND FUND               INCOME FUND
                                   SUB-ACCOUNT (D)         SUB-ACCOUNT (E)          SUB-ACCOUNT (E)
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      3,768,838                 790,036                19,098,776
                                    =============            ============            ==============
  Cost                                $46,530,360              $8,068,663              $191,767,300
                                    =============            ============            ==============
  Market Value                        $51,670,913              $8,034,663              $209,513,566
 Due from Hartford Life and
  Annuity Insurance Company                    --                  82,170                 2,227,616
 Receivable from fund shares
  sold                                      7,833                      --                        --
 Other assets                                  --                      --                        --
                                    -------------            ------------            --------------
 Total Assets                          51,678,746               8,116,833               211,741,182
                                    -------------            ------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 7,833                      --                        --
 Payable for fund shares
  purchased                                    --                  82,170                 2,227,616
 Other liabilities                          7,369                       1                        56
                                    -------------            ------------            --------------
 Total Liabilities                         15,202                  82,171                 2,227,672
                                    -------------            ------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $51,663,544              $8,034,662              $209,513,510
                                    =============            ============            ==============

(d) Effective June 12, 2006, AIM V.I. Blue Chip Fund merged with AIM V.I. Large Cap Growth Fund.

(e)  From inception, November 6, 2006 to December 31, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   AMERICAN FUNDS
                                 AMERICAN FUNDS      BLUE CHIP
                                ASSET ALLOCATION     INCOME AND      AMERICAN FUNDS
                                      FUND          GROWTH FUND        BOND FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   103,397,007       116,745,653        95,342,861
                                ================  ================  ================
  Cost                            $1,481,024,014    $1,017,271,453    $1,026,695,024
                                ================  ================  ================
  Market Value                    $1,884,927,427    $1,385,770,895    $1,099,303,183
 Due from Hartford Life and
  Annuity Insurance Company                   --            53,799                --
 Receivable from fund shares
  sold                                   290,203                --         1,160,157
 Other assets                                 --             1,810               499
                                ----------------  ----------------  ----------------
 Total Assets                      1,885,217,630     1,385,826,504     1,100,463,839
                                ----------------  ----------------  ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company              290,203                --         1,160,157
 Payable for fund shares
  purchased                                   --            53,799                --
 Other liabilities                         1,993                --                --
                                ----------------  ----------------  ----------------
 Total Liabilities                       292,196            53,799         1,160,157
                                ----------------  ----------------  ----------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $1,884,925,434    $1,385,772,705    $1,099,303,682
                                ================  ================  ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS                          AMERICAN FUNDS    AMERICAN FUNDS
                                        GLOBAL            AMERICAN FUNDS    GROWTH-INCOME     INTERNATIONAL
                                     GROWTH FUND           GROWTH FUND           FUND              FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      30,889,767             62,914,887       102,259,167        51,840,378
                                    ==============       ================  ================  ================
  Cost                                $490,828,941         $3,003,106,080    $3,353,096,589      $810,467,335
                                    ==============       ================  ================  ================
  Market Value                        $719,422,665         $4,031,585,952    $4,314,314,231    $1,137,377,885
 Due from Hartford Life and
  Annuity Insurance Company                236,756              1,115,891           843,708           186,169
 Receivable from fund shares
  sold                                          --                     --                --                --
 Other assets                                   --                     --               367                --
                                    --------------       ----------------  ----------------  ----------------
 Total Assets                          719,659,421          4,032,701,843     4,315,158,306     1,137,564,054
                                    --------------       ----------------  ----------------  ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                     --                --                --
 Payable for fund shares
  purchased                                236,756              1,115,890           843,708           186,169
 Other liabilities                           1,590                  3,455                --             5,944
                                    --------------       ----------------  ----------------  ----------------
 Total Liabilities                         238,346              1,119,345           843,708           192,113
                                    --------------       ----------------  ----------------  ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $719,421,075         $4,031,582,498    $4,314,314,598    $1,137,371,941
                                    ==============       ================  ================  ================

                                                              AMERICAN FUNDS           FRANKLIN RISING
                                    AMERICAN FUNDS             GLOBAL SMALL               DIVIDENDS
                                    NEW WORLD FUND         CAPITALIZATION FUND         SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      17,014,303                20,828,412                42,798,287
                                    ==============            ==============            ==============
  Cost                                $231,933,614              $327,038,318              $738,826,962
                                    ==============            ==============            ==============
  Market Value                        $364,106,064              $513,212,069              $879,504,784
 Due from Hartford Life and
  Annuity Insurance Company                549,859                    11,764                 2,352,890
 Receivable from fund shares
  sold                                          --                        --                        --
 Other assets                                   --                        --                        --
                                    --------------            --------------            --------------
 Total Assets                          364,655,923               513,223,833               881,857,674
                                    --------------            --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                        --                        --
 Payable for fund shares
  purchased                                549,859                    11,764                 2,352,891
 Other liabilities                             640                     1,397                     1,424
                                    --------------            --------------            --------------
 Total Liabilities                         550,499                    13,161                 2,354,315
                                    --------------            --------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $364,105,424              $513,210,672              $879,503,359
                                    ==============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    FRANKLIN              FRANKLIN            FRANKLIN
                                     INCOME           LARGE CAP GROWTH       REAL ESTATE
                                SECURITIES FUND       SECURITIES FUND           FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   118,354,327           12,888,133           1,057,203
                                ================       ==============       =============
  Cost                            $1,744,284,343         $183,463,912         $18,537,662
                                ================       ==============       =============
  Market Value                    $2,054,631,105         $212,267,549         $36,663,790
 Due from Hartford Life and
  Annuity Insurance Company            1,506,571                   --                  --
 Receivable from fund shares
  sold                                        --                8,483              24,871
 Other assets                                 --                   --                  23
                                ----------------       --------------       -------------
 Total Assets                      2,056,137,676          212,276,032          36,688,684
                                ----------------       --------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                8,483              24,871
 Payable for fund shares
  purchased                            1,506,571                   --                  --
 Other liabilities                         4,850                1,822                  --
                                ----------------       --------------       -------------
 Total Liabilities                     1,511,421               10,305              24,871
                                ----------------       --------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $2,054,626,255         $212,265,727         $36,663,813
                                ================       ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN
                                    SMALL-MID CAP                FRANKLIN                 FRANKLIN                 FRANKLIN
                                        GROWTH               STRATEGIC INCOME          FLEX CAP GROWTH          LARGE CAP VALUE
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      16,756,479                47,264,180                3,097,462                1,510,795
                                    ==============            ==============            =============            =============
  Cost                                $282,984,522              $555,435,272              $32,482,162              $16,185,595
                                    ==============            ==============            =============            =============
  Market Value                        $370,820,882              $601,673,011              $34,505,726              $17,918,022
 Due from Hartford Life and
  Annuity Insurance Company                 62,273                        --                   67,507                    7,627
 Receivable from fund shares
  sold                                          --                   575,826                       --                       --
 Other assets                                  522                        15                       --                      374
                                    --------------            --------------            -------------            -------------
 Total Assets                          370,883,677               602,248,852               34,573,233               17,926,023
                                    --------------            --------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                   575,826                       --                       --
 Payable for fund shares
  purchased                                 62,273                        --                   67,507                    7,627
 Other liabilities                              --                        --                      697                       --
                                    --------------            --------------            -------------            -------------
 Total Liabilities                          62,273                   575,826                   68,204                    7,627
                                    --------------            --------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $370,821,404              $601,673,026              $34,505,029              $17,918,396
                                    ==============            ==============            =============            =============


                                                        TEMPLETON                 TEMPLETON
                                MUTUAL SHARES       DEVELOPING MARKETS             FOREIGN
                               SECURITIES FUND       SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   85,354,458           15,915,716                37,361,219
                               ================       ==============            ==============
  Cost                           $1,301,080,123         $132,557,115              $498,082,966
                               ================       ==============            ==============
  Market Value                   $1,747,205,744         $221,546,757              $699,402,019
 Due from Hartford Life and
  Annuity Insurance Company                  --              475,806                        --
 Receivable from fund shares
  sold                                  501,695                   --                   316,124
 Other assets                                --                  994                        --
                               ----------------       --------------            --------------
 Total Assets                     1,747,707,439          222,023,557               699,718,143
                               ----------------       --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             501,695                   --                   316,124
 Payable for fund shares
  purchased                                  --              475,807                        --
 Other liabilities                        4,559                   --                     3,335
                               ----------------       --------------            --------------
 Total Liabilities                      506,254              475,807                   319,459
                               ----------------       --------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $1,747,201,185         $221,547,750              $699,398,684
                               ================       ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       TEMPLETON                TEMPLETON
                                     GLOBAL ASSET                 GROWTH               MUTUAL DISCOVERY
                                    ALLOCATION FUND          SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         716,418                62,032,440                23,622,326
                                     =============            ==============            ==============
  Cost                                 $13,606,917              $757,594,520              $408,339,633
                                     =============            ==============            ==============
  Market Value                         $15,582,108              $988,176,766              $513,313,136
 Due from Hartford Life and
  Annuity Insurance Company                     --                   765,000                   376,888
 Receivable from fund shares
  sold                                      18,746                        --                        --
 Other assets                                  112                        --                        --
                                     -------------            --------------            --------------
 Total Assets                           15,600,966               988,941,766               513,690,024
                                     -------------            --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 18,746                        --                        --
 Payable for fund shares
  purchased                                     --                   765,000                   376,888
 Other liabilities                              --                     4,265                     3,029
                                     -------------            --------------            --------------
 Total Liabilities                          18,746                   769,265                   379,917
                                     -------------            --------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $15,582,220              $988,172,501              $513,310,107
                                     =============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD
                                MONEY MARKET         MFS CAPITAL             MFS EMERGING         MFS GLOBAL
                                  HLS FUND      OPPORTUNITIES SERIES         GROWTH SERIES       EQUITY SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                376,423,833           3,226,500                2,647,902           2,481,743
                               ==============       =============            =============       =============
  Cost                           $376,423,833         $57,029,972              $63,528,750         $28,662,153
                               ==============       =============            =============       =============
  Market Value                   $376,423,833         $50,043,018              $54,652,709         $38,342,922
 Due from Hartford Life and
  Annuity Insurance Company           736,949                  --                       --                  --
 Receivable from fund shares
  sold                                     --              48,988                   54,192             263,102
 Other assets                          39,725                 275                       --                  --
                               --------------       -------------            -------------       -------------
 Total Assets                     377,200,507          50,092,281               54,706,901          38,606,024
                               --------------       -------------            -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --              48,988                   54,192             263,102
 Payable for fund shares
  purchased                           736,949                  --                       --                  --
 Other liabilities                         --                  --                      340                 910
                               --------------       -------------            -------------       -------------
 Total Liabilities                    736,949              48,988                   54,532             264,012
                               --------------       -------------            -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $376,463,558         $50,043,293              $54,652,369         $38,342,012
                               ==============       =============            =============       =============

                                               MFS INVESTORS
                                  MFS HIGH         GROWTH      MFS INVESTORS
                               INCOME SERIES    STOCK SERIES    TRUST SERIES
                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 22,770,585       9,898,841      20,507,968
                               ==============  ==============  ==============
  Cost                           $213,006,853    $102,472,232    $365,015,511
                               ==============  ==============  ==============
  Market Value                   $228,616,677    $105,422,660    $444,817,809
 Due from Hartford Life and
  Annuity Insurance Company           637,018           8,849         264,697
 Receivable from fund shares
  sold                                     --              --              --
 Other assets                              --             181              --
                               --------------  --------------  --------------
 Total Assets                     229,253,695     105,431,690     445,082,506
                               --------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --              --              --
 Payable for fund shares
  purchased                           637,018           8,849         264,697
 Other liabilities                          9              --           2,013
                               --------------  --------------  --------------
 Total Liabilities                    637,027           8,849         266,710
                               --------------  --------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $228,616,668    $105,422,841    $444,815,796
                               ==============  ==============  ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 MFS MID CAP            MFS NEW              MFS TOTAL
                                GROWTH SERIES       DISCOVERY SERIES       RETURN SERIES
                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  19,638,035           18,209,474             64,424,809
                                ==============       ==============       ================
  Cost                            $126,799,231         $262,506,701         $1,231,854,768
                                ==============       ==============       ================
  Market Value                    $142,375,755         $317,209,035         $1,410,259,057
 Due from Hartford Life and
  Annuity Insurance Company                 --              260,726                 34,166
 Receivable from fund shares
  sold                                  39,649                   --                     --
 Other assets                            1,105                   --                     --
                                --------------       --------------       ----------------
 Total Assets                      142,416,509          317,469,761          1,410,293,223
                                --------------       --------------       ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             39,649                   --                     --
 Payable for fund shares
  purchased                                 --              260,726                 34,186
 Other liabilities                          --                  862                  3,207
                                --------------       --------------       ----------------
 Total Liabilities                      39,649              261,588                 37,393
                                --------------       --------------       ----------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $142,376,860         $317,208,173         $1,410,255,830
                                ==============       ==============       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 MFS VALUE          MFS RESEARCH             MFS RESEARCH             MFS RESEARCH
                                   SERIES            BOND SERIES         INTERNATIONAL SERIES            SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 12,158,745           3,067,515                1,588,747                  783,352
                               ==============       =============            =============            =============
  Cost                           $148,071,517         $34,725,605              $20,582,323              $13,333,593
                               ==============       =============            =============            =============
  Market Value                   $176,544,967         $35,307,097              $22,941,505              $14,131,671
 Due from Hartford Life and
  Annuity Insurance Company           288,687              60,384                   74,879                   60,741
 Receivable from fund shares
  sold                                     --                  --                       --                       --
 Other assets                              --                   1                       --                       --
                               --------------       -------------            -------------            -------------
 Total Assets                     176,833,654          35,367,482               23,016,384               14,192,412
                               --------------       -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --                  --                       --                       --
 Payable for fund shares
  purchased                           288,687              60,384                   74,879                   60,741
 Other liabilities                      1,776                  --                       17                        4
                               --------------       -------------            -------------            -------------
 Total Liabilities                    290,463              60,384                   74,896                   60,745
                               --------------       -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $176,543,191         $35,307,098              $22,941,488              $14,131,667
                               ==============       =============            =============            =============

                                     BLACKROCK               BLACKROCK
                                       GLOBAL                LARGE CAP            INTERNATIONAL
                                  GROWTH V.I. FUND       GROWTH V. I. FUND        GROWTH EQUITY
                                  SUB-ACCOUNT (F)         SUB-ACCOUNT (G)        SUB-ACCOUNT (H)
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       107,397                 220,917                8,265
                                    ============            ============            =========
  Cost                                  $861,825              $1,832,106              $81,890
                                    ============            ============            =========
  Market Value                        $1,427,313              $2,597,992              $89,588
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                   --
 Receivable from fund shares
  sold                                       227                     411                   14
 Other assets                                 --                      --                   --
                                    ------------            ------------            ---------
 Total Assets                          1,427,540               2,598,403               89,602
                                    ------------            ------------            ---------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  227                     411                   14
 Payable for fund shares
  purchased                                   --                      --                   --
 Other liabilities                             6                       1                   --
                                    ------------            ------------            ---------
 Total Liabilities                           233                     412                   14
                                    ------------            ------------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,427,307              $2,597,991              $89,588
                                    ============            ============            =========

(f)  Formerly Mercury Global Growth V.I. Fund. Change effective October 2, 2006.

(g)  Formerly Mercury Large Cap Growth V.I. Fund. Change effective October 2,
     2006.

(h) From inception, August 14, 2006 to December 31, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    U.S. MID CAP             FOCUS                 CAPITAL
                                       VALUE                 GROWTH             OPPORTUNITIES
                                  SUB-ACCOUNT (H)       SUB-ACCOUNT (H)        SUB-ACCOUNT (H)
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       37,482                 9,485                  91,860
                                     ==========            ==========            ============
  Cost                                 $685,078              $155,393              $1,102,478
                                     ==========            ==========            ============
  Market Value                         $737,637              $162,376              $1,140,902
 Due from Hartford Life and
  Annuity Insurance Company               3,828                 1,981                  13,404
 Receivable from fund shares
  sold                                       --                    --                      --
 Other assets                                --                    --                      --
                                     ----------            ----------            ------------
 Total Assets                           741,465               164,357               1,154,306
                                     ----------            ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                    --                      --
 Payable for fund shares
  purchased                               3,828                 1,981                  13,404
 Other liabilities                           --                    --                      --
                                     ----------            ----------            ------------
 Total Liabilities                        3,828                 1,981                  13,404
                                     ----------            ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $737,637              $162,376              $1,140,902
                                     ==========            ==========            ============

(h) From inception, August 14, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    DEVELOPING             FLEXIBLE              DIVIDEND               GLOBAL
                                      GROWTH                INCOME                GROWTH                EQUITY
                                 SUB-ACCOUNT (H)       SUB-ACCOUNT (H)       SUB-ACCOUNT (H)       SUB-ACCOUNT (H)
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       5,917                65,544                19,184                12,188
                                    ==========            ==========            ==========            ==========
  Cost                                $144,933              $473,826              $337,052              $218,952
                                    ==========            ==========            ==========            ==========
  Market Value                        $153,002              $476,509              $346,653              $227,069
 Due from Hartford Life and
  Annuity Insurance Company                 --                    --                    --                    --
 Receivable from fund shares
  sold                                      23                    62                    48                    37
 Other assets                               --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 Total Assets                          153,025               476,571               346,701               227,106
                                    ----------            ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 23                    62                    48                    37
 Payable for fund shares
  purchased                                 --                    --                    --                    --
 Other liabilities                          --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 Total Liabilities                          23                    62                    48                    37
                                    ----------            ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $153,002              $476,509              $346,653              $227,069
                                    ==========            ==========            ==========            ==========

                                  JENNISON 20/20           JENNISON             PRUDENTIAL
                                 FOCUS PORTFOLIO          PORTFOLIO          VALUE PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      40,719                 7,877                17,704
                                    ==========            ==========            ==========
  Cost                                $446,982              $126,659              $315,842
                                    ==========            ==========            ==========
  Market Value                        $643,769              $163,605              $464,905
 Due from Hartford Life and
  Annuity Insurance Company                 --                    --                    --
 Receivable from fund shares
  sold                                      98                    26                    70
 Other assets                               15                    21                    --
                                    ----------            ----------            ----------
 Total Assets                          643,882               163,652               464,975
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 98                    26                    70
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                          --                    --                     8
                                    ----------            ----------            ----------
 Total Liabilities                          98                    26                    78
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $643,784              $163,626              $464,897
                                    ==========            ==========            ==========

(h) From inception, August 14, 2006 to December 31, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 SP WILLIAM BLAIR
                                   INTERNATIONAL           GROWTH AND
                                 GROWTH PORTFOLIO            INCOME                 COMSTOCK
                                  SUB-ACCOUNT (I)       SUB-ACCOUNT (H)         SUB-ACCOUNT (H)
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      1,004                  188,243                 104,653
                                      =======             ============            ============
  Cost                                 $6,806               $3,947,269              $1,457,960
                                      =======             ============            ============
  Market Value                         $8,201               $4,133,808              $1,538,396
 Due from Hartford Life and
  Annuity Insurance Company                --                   22,458                   2,781
 Receivable from fund shares
  sold                                      1                       --                      --
 Other assets                              --                        1                      --
                                      -------             ------------            ------------
 Total Assets                           8,202                4,156,267               1,541,177
                                      -------             ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 1                       --                      --
 Payable for fund shares
  purchased                                --                   22,458                   2,781
 Other liabilities                         --                       --                      --
                                      -------             ------------            ------------
 Total Liabilities                          1                   22,458                   2,781
                                      -------             ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $8,201               $4,133,809              $1,538,396
                                      =======             ============            ============

(h) From inception, August 14, 2006 to December 31, 2006.

(i)  From inception, June 21, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 WELLS FARGO             WELLS FARGO             WELLS FARGO            WELLS FARGO
                                 ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT           ADVANTAGE VT
                               ASSET ALLOCATION          TOTAL RETURN               EQUITY             C&B LARGE CAP
                                     FUND                 BOND FUND              INCOME FUND             VALUE FUND
                               SUB-ACCOUNT (J)         SUB-ACCOUNT (K)         SUB-ACCOUNT (L)        SUB-ACCOUNT (M)
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    135,782                 607,967                 154,713                85,854
                                 ============            ============            ============            ==========
  Cost                             $1,693,121              $6,193,497              $2,519,871              $806,710
                                 ============            ============            ============            ==========
  Market Value                     $1,918,604              $5,958,073              $3,055,581              $965,000
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                  45,057                  40,299                    --
 Receivable from fund
  shares sold                             313                      --                      --                   165
 Other assets                               4                     357                      --                    --
                                 ------------            ------------            ------------            ----------
 Total Assets                       1,918,921               6,003,487               3,095,880               965,165
                                 ------------            ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                 313                      --                      --                   165
 Payable for fund shares
  purchased                                --                  45,057                  40,299                    --
 Other liabilities                         --                      --                      21                    25
                                 ------------            ------------            ------------            ----------
 Total Liabilities                        313                  45,057                  40,320                   190
                                 ------------            ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $1,918,608              $5,958,430              $3,055,560              $964,975
                                 ============            ============            ============            ==========

                                WELLS FARGO            WELLS FARGO             WELLS FARGO
                                ADVANTAGE VT           ADVANTAGE VT            ADVANTAGE VT
                               LARGE COMPANY          INTERNATIONAL           LARGE COMPANY
                                 CORE FUND              CORE FUND              GROWTH FUND
                              SUB-ACCOUNT (N)        SUB-ACCOUNT (O)         SUB-ACCOUNT (P)
--------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   10,887                 279,019                 374,671
                                 ==========            ============            ============
  Cost                             $142,278              $2,340,873              $3,207,239
                                 ==========            ============            ============
  Market Value                     $169,835              $2,753,919              $3,593,096
 Due from Hartford Life
  and Annuity Insurance
  Company                                --                  35,805                  22,082
 Receivable from fund
  shares sold                            27                      --                      --
 Other assets                             7                      --                      --
                                 ----------            ------------            ------------
 Total Assets                       169,869               2,789,724               3,615,178
                                 ----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                --                      --                      --
 Payable for fund shares
  purchased                              --                  35,805                  22,082
 Other liabilities                       --                      17                       3
                                 ----------            ------------            ------------
 Total Liabilities                       --                  35,822                  22,085
                                 ----------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $169,869              $2,753,902              $3,593,093
                                 ==========            ============            ============

(j) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(k) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(l) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

(m) Formerly Wells Fargo Advantage C&B Large Cap Value Fund. Change effective May 1, 2006.

(n) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

(o) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(p) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT           WELLS FARGO
                                    MONEY MARKET             SMALL CAP             ADVANTAGE VT
                                        FUND                GROWTH FUND           DISCOVERY FUND
                                  SUB-ACCOUNT (Q)         SUB-ACCOUNT (R)        SUB-ACCOUNT (S)
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     1,062,954                 286,382                25,642
                                    ============            ============            ==========
  Cost                                $1,062,954              $2,251,317              $403,644
                                    ============            ============            ==========
  Market Value                        $1,062,954              $2,852,363              $421,562
 Due from Hartford Life and
  Annuity Insurance Company                   --                  21,975                    --
 Receivable from fund shares
  sold                                       162                      --                   145
 Other assets                                128                      --                     3
                                    ------------            ------------            ----------
 Total Assets                          1,063,244               2,874,338               421,710
                                    ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  161                      --                   145
 Payable for fund shares
  purchased                                   --                  21,975                    --
 Other liabilities                            --                      12                    --
                                    ------------            ------------            ----------
 Total Liabilities                           161                  21,987                   145
                                    ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,063,083              $2,852,351              $421,565
                                    ============            ============            ==========

                                   WELLS FARGO
                                   ADVANTAGE VT           WELLS FARGO
                                  SMALL/MID CAP          ADVANTAGE VT
                                    VALUE FUND         OPPORTUNITY FUND
                                 SUB-ACCOUNT (T)        SUB-ACCOUNT (U)
-----------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      67,965                 1,169
                                    ==========             =========
  Cost                                $924,436               $28,091
                                    ==========             =========
  Market Value                        $901,895               $28,090
 Due from Hartford Life and
  Annuity Insurance Company                 --                    --
 Receivable from fund shares
  sold                                      54                    --
 Other assets                               --                    --
                                    ----------             ---------
 Total Assets                          901,949                28,090
                                    ----------             ---------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 54                     8
 Payable for fund shares
  purchased                                 --                    --
 Other liabilities                           8                    --
                                    ----------             ---------
 Total Liabilities                          62                     8
                                    ----------             ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $901,887               $28,082
                                    ==========             =========

(q) Formerly Wells Fargo Advantage Money Market Fund. Change effective May 1, 2006.

(r) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

(s)  Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1,
     2006.

(t)  Funded as of January 31, 2006.

(u) Formerly Wells Fargo Advantage Opportunity Fund. Change effective May 1,
    2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    UNITS         MINIMUM            MAXIMUM
                                                                  OWNED BY          UNIT               UNIT          CONTRACT
                                                                PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
AIM V.I. Basic Value Fund -- Class S1                              187,077,099     $1.430310  to      $1.546384      $275,398,781
AIM V.I. Capital Appreciation Fund -- Class S1                      85,144,377      1.339498  to       1.448235       117,340,771
AIM V.I. Core Equity Fund -- Class S1                               30,880,234      1.232678  to      11.972479       362,445,842
AIM V.I. Government Securities Fund -- Class S1                    553,159,189      1.056100  to       1.141812       601,211,123
AIM V.I. International Growth Fund -- Class S1                      50,039,031      1.984479  to       2.145458       102,342,366
AIM V.I. Mid Cap Core Equity Fund -- Class S1                      232,940,466      1.569599  to       1.696979       376,445,633
AIM V.I. Small Cap Equity Fund -- Class S1                           5,010,120     13.854438  to      14.579513        70,813,554
AIM V.I. Large Cap Growth Fund -- Class S1                           4,557,407      1.148443  to      11.580025        51,644,653
American Funds Global Bond Fund -- Class 2                             788,022     10.178409  to      10.218971         8,034,662
American Funds Global Growth and Income Fund -- Class 2             19,235,526      10.82835  to      10.961310       209,497,300
American Funds Asset Allocation Fund -- Class 2                    140,340,555     12.706959  to      14.970224     1,884,187,872
American Funds Blue Chip Income and Growth Fund -- Class 2       1,160,675,641      1.151721  to       1.275794     1,385,349,340
American Funds Bond Fund -- Class 2                                 81,341,480     12.735633  to      14.634784     1,098,799,650
American Funds Global Growth Fund -- Class 2                        51,233,502     10.674307  to      16.104729       719,122,823
American Funds Growth Fund -- Class 2                              333,591,108      9.520749  to      15.326059     4,030,194,303
American Funds Growth-Income Fund -- Class 2                       308,660,589     13.234569  to      16.080949     4,311,767,733
American Funds International Fund -- Class 2                        80,042,172     10.817275  to      16.442063     1,137,059,969
American Funds New World Fund -- Class 2                            17,178,230     19.638252  to      23.893265       364,073,069
American Funds Global Small Capitalization Fund -- Class 2          28,364,313     14.612053  to      21.237999       513,087,183
Franklin Rising Dividends Securities Fund -- Class 2                57,303,397     14.969769  to      15.859096       879,385,837
Franklin Income Securities Fund -- Class 2                         133,183,660     14.974072  to      16.384241     2,053,601,536
Franklin Large Cap Growth Securities Fund -- Class 2                18,056,893     11.441566  to      12.287759       212,237,512
Franklin Real Estate Fund -- Class 2                                 1,337,283     24.480398  to      33.716717        36,649,664
Franklin Small-Mid Cap Growth Securities Fund -- Class 2            36,627,721      7.373627  to      13.557262       370,708,607
Franklin Strategic Income Fund -- Class 1                           40,315,963     14.147771  to      16.357179       601,423,840
Mutual Shares Securities Fund -- Class 2                           103,214,193     15.901411  to      19.967361     1,746,572,789
Templeton Developing Markets Securities Fund -- Class 1             10,174,935     19.445955  to      24.325859       221,463,136
Templeton Foreign Securities Fund -- Class 2                        52,627,964     12.553109  to      14.861904       699,027,308
Templeton Global Asset Allocation Fund -- Class 2                      974,486     14.748003  to      17.281807        15,579,465
Templeton Growth Securities Fund -- Class 2                         63,665,172     14.528955  to      17.490982       987,935,396
Mutual Discovery Securities Fund -- Class 2                         25,943,114     19.287666  to      20.621663       513,227,334
Franklin Flex Cap Growth Securities -- Class 2                       3,199,393     10.640852  to      10.978096        34,505,029
Franklin Large Cap Value Securities -- Class 2                       1,526,799     11.566035  to      11.932502        17,918,396
Hartford Money Market HLS Fund -- Class IA                         349,965,045      1.011338  to       1.156578       376,065,178
MFS Capital Opportunities Series -- Class INIT                       5,843,086      6.768617  to      10.390804        50,016,769
MFS Emerging Growth Series -- Class INIT                             7,519,711      5.408651  to       8.894028        54,640,887
MFS Global Equity Series -- Class INIT                               2,588,682     13.415376  to      16.827233        38,316,880
MFS High Income Series -- Class INIT                                18,088,624     12.212125  to      13.611711       228,499,509
MFS Investors Growth Stock Series -- Class INIT                     13,876,301      6.298182  to       9.090640       105,378,418
MFS Investors Trust Series -- Class INIT                            46,089,144      9.246489  to      11.403198       444,709,624
MFS Mid Cap Growth -- Class INIT                                    23,255,318      5.780834  to       6.465044       142,366,500
MFS New Discovery Series -- Class INIT                              28,191,934      8.745989  to      15.611450       316,994,970
MFS Total Return Series -- Class INIT                              101,382,839     12.945087  to      15.907617     1,409,585,612
MFS Value Series -- Class INIT                                      10,296,029     16.717946  to      17.710966       176,503,041

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                    UNITS         MINIMUM            MAXIMUM
                                                                  OWNED BY          UNIT               UNIT          CONTRACT
                                                                PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Series -- Class INIT                               3,442,686    $10.084786  to     $10.400575       $35,164,926
MFS Research International Series -- Class INIT                      1,557,764     14.564440  to      14.972071        22,941,488
MFS Research Series -- Class INIT                                    1,229,325     11.319683  to      11.678964        14,131,667
BlackRock Global Growth V.I. Fund -- Class I                           106,493     11.306503  to      14.616321         1,427,307
BlackRock Large Cap Growth V.I. Fund -- Class I                        232,746      9.650187  to      12.152226         2,597,991
International Growth Equity Fund -- Class II                             7,685     11.642783  to      11.675262            89,588
U.S. Mid Cap Value -- Class II                                          61,081     11.427560  to      13.011816           737,637
Focus Growth -- Class Y                                                 23,088      6.826646  to       7.054447           162,376
Capital Opportunities -- Class Y                                       249,910      4.464517  to       4.615129         1,140,902
Developing Growth -- Class Y                                            16,382      9.167156  to       9.473026           153,002
Flexible Income -- Class Y                                              40,975     11.323008  to      11.704959           476,509
Dividend Growth -- Class Y                                              27,623     12.286164  to      12.696125           346,653
Global Equity -- Class Y                                                21,231     10.571502  to      10.928082           227,069
Jennison 20/20 Focus Portfolio -- Class II                             458,136      1.379746  to        1.41657           643,784
Jennison Portfolio -- Class II                                         179,439      0.898869  to       0.925569           163,626
Prudential Value Portfolio -- Class II                                 340,422      1.340654  to       1.375746           464,897
SP William Blair International Growth Portfolio -- Class II              6,959      1.178551  to       1.178551             8,201
Growth and Income -- Class II                                          245,410     16.478091  to      17.033843         4,133,809
Comstock -- Class II                                                    91,445     16.521234  to      16.982646         1,538,396
Wells Fargo Advantage VT Asset Allocation Fund -- Class II           1,497,097      1.256694  to       1.319922         1,918,608
Wells Fargo Advantage VT Total Return Bond Fund --                   5,183,536      1.129473  to       1.186333         5,958,430
Wells Fargo Advantage VT Equity Income Fund --                       2,232,963      1.337330  to       1.404613         3,055,560
Wells Fargo Advantage VT C&B Large Cap Value Fund                      752,095      1.259570  to       1.322927           964,975
Wells Fargo Advantage VT Large Company Core Fund                       155,740      1.070649  to       1.119493           169,869
Wells Fargo Advantage VT International Core Fund                     1,946,626      1.381485  to       1.451008         2,753,902
Wells Fargo Advantage VT Large Company Growth Fund                   3,458,476      1.018189  to       1.069429         3,593,093
Wells Fargo Advantage VT Money Market Fund                           1,060,297      0.977112  to       1.026287         1,063,083
Wells Fargo Advantage VT Small Cap Growth Fund                       2,083,945      1.339585  to       1.407013         2,852,351
Wells Fargo Advantage VT Discovery Fund                                 33,407     12.560463  to      12.730894           421,565
Wells Fargo Advantage VT Small/Mid Cap Value Fund                       65,902     13.630438  to      13.749766           901,887
Wells Fargo Advantage VT Opportunity Fund                                2,361     11.855245  to      11.921222            28,082
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY SUB-ACCOUNT):
AIM V.I. Basic Value Fund -- Class S1                                   31,295      1.486360  to       1.515300            47,079
AIM V.I. Capital Appreciation Fund -- Class S1                          13,599      1.419094  to       1.419094            19,298
AIM V.I. Core Equity Fund -- Class S1                                   10,272     11.797742  to      11.862953           121,645
AIM V.I. Government Securities Fund -- Class S1                        155,324      1.097513  to       1.141812           173,859
AIM V.I. International Growth Fund -- Class S1                           4,051      2.062223  to       2.062223             8,354
AIM V.I. Mid Cap Core Equity Fund -- Class S1                           34,191      1.631109  to       1.662856            56,303
AIM V.I. Small Cap Equity Fund -- Class S1                               1,026     14.579513  to      14.579513            14,961
AIM V.I. Large Cap Growth Fund -- Class S1                               8,595      1.203236  to      11.474082            18,891
American Funds Global Growth and Income Fund -- Class 2                  1,488     10.896644  to      10.896644            16,210

-------------------------------------------------------------------------------

                                                                    UNITS         MINIMUM            MAXIMUM
                                                                  OWNED BY          UNIT               UNIT          CONTRACT
                                                                PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund -- Class 2                         53,129    $13.451413  to     $14.970224          $737,562
American Funds Blue Chip Income and Growth Fund -- Class 2             349,078      1.197754  to       1.248083           423,365
American Funds Bond Fund -- Class 2                                     36,004     13.270961  to      14.280672           504,032
American Funds Global Growth Fund -- Class 2                            20,352     12.125645  to      16.104729           298,252
American Funds Growth Fund -- Class 2                                  104,465      9.883829  to      15.326059         1,388,195
American Funds Growth-Income Fund -- Class 2                           177,041     13.749676  to      16.080949         2,546,865
American Funds International Fund -- Class 2                            21,078     12.329933  to      16.442063           311,972
American Funds New World Fund -- Class 2                                 1,514     20.463591  to      23.315183            32,355
American Funds Global Small Capitalization Fund -- Class 2               6,095     15.425709  to      21.237999           123,489
Franklin Rising Dividends Securities Fund -- Class 2                     7,537     15.428607  to      15.628035           117,522
Franklin Income Securities Fund -- Class 2                              64,967     15.527675  to      16.081071         1,024,719
Franklin Large Cap Growth Securities Fund -- Class 2                     2,339     11.892506  to      12.066346            28,215
Franklin Real Estate Fund -- Class 2                                       497     28.439936  to      28.439936            14,149
Franklin Small-Mid Cap Growth Securities Fund -- Class 2                11,643      7.718230  to      13.557262           112,797
Franklin Strategic Income Fund -- Class 1                               16,663     14.676179  to      15.961428           249,186
Mutual Shares Securities Fund -- Class 2                                34,833     16.495339  to      19.484223           628,396
Templeton Developing Markets Securities Fund -- Class 1                  3,591     20.585130  to      23.736639            84,614
Templeton Foreign Securities Fund -- Class 2                            26,198     13.080832  to      14.502211           371,376
Templeton Global Asset Allocation Fund* -- Class 2                         169     16.255057  to      16.255057             2,755
Templeton Growth Securities Fund -- Class 2                             14,568     15.486358  to      17.490982           237,105
Mutual Discovery Securities Fund -- Class 2                              4,113     20.098790  to      20.135705            82,773
Hartford Money Market HLS Fund -- Class IA                             353,021      1.053853  to       1.130667           398,380
MFS Capital Opportunities Series -- Class INIT                           2,786      9.519116  to       9.519116            26,524
MFS Emerging Growth Series -- Class INIT                                 1,338      8.582192  to       8.582192            11,482
MFS Global Equity Series -- Class INIT                                   1,801     13.958329  to      13.958329            25,132
MFS High Income Series -- Class INIT                                     9,058     12.687301  to      13.611711           117,159
MFS Investors Growth Stock Series -- Class INIT                          5,120      6.533563  to       8.870565            44,423
MFS Investors Trust Series -- Class INIT                                10,045      9.697980  to      11.127182           106,172
MFS Mid Cap Growth -- Class INIT                                         1,691      6.125985  to       6.125985            10,360
MFS New Discovery Series -- Class INIT                                  15,445      9.113795  to      15.233493           213,203
MFS Total Return Series -- Class INIT                                   45,827     13.428632  to      15.907617           670,218
MFS Value Series -- Class INIT                                           2,300     17.452965  to      17.452965            40,150
MFS Research Bond Series -- Class INIT                                  13,798     10.241479  to      10.306692           142,172

#  Rounded unit values

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  AIM V.I.                  AIM V.I.                 AIM V.I.
                                    BASIC                   CAPITAL                    CORE
                                 VALUE FUND            APPRECIATION FUND            EQUITY FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT (A)(B)         SUB-ACCOUNT (C)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $1,045,011                   $67,066               $5,626,539
                                -------------            --------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                          (4,776,938)               (2,122,668)              (6,136,849)
                                -------------            --------------            -------------
  Net investment income (loss)     (3,731,927)               (2,055,602)                (510,310)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             8,811,725                18,669,947               46,451,982
 Net realized gain on
  distributions                    11,554,497                 3,457,086                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      12,221,275               (13,382,531)              (3,146,279)
                                -------------            --------------            -------------
  Net gain (loss) on
   investments                     32,587,497                 8,744,502               43,305,703
                                -------------            --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $28,855,570                $6,688,900              $42,795,393
                                =============            ==============            =============

(a) Effective April 28, 2006, AIM V.I. Aggressive Growth merged with AIM V.I. Capital Appreciation Fund.

(b) Effective November 6, 2006 AIM V.I. Demographic Trends Fund merged with AIM V.I. Capital Appreciation Fund.

(c) Effective April 28, 2006, AIM V.I. Premier Equity Fund and AIM V.I. Core Stock Fund merged with AIM V.I. Core Equity Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AIM V.I.            AIM V. I.           AIM V.I.                 AIM V.I.
                                     GOVERNMENT         INTERNATIONAL       MID CAP CORE              SMALL CAP
                                   SECURITIES FUND       GROWTH FUND         EQUITY FUND             EQUITY FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $23,825,285            $911,877          $3,481,080                    $ --
                                    -------------       -------------       -------------            ------------
EXPENSES:
 Mortality and expense risk
  charges                              (9,781,015)         (1,313,491)         (6,563,005)               (953,626)
                                    -------------       -------------       -------------            ------------
  Net investment income
   (loss)                              14,044,270            (401,614)         (3,081,925)               (953,626)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (147,783)            498,940           5,020,245                 138,023
 Net realized gain on
  distributions                                --                  --          37,090,646               2,729,630
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,683,613)         17,211,863          (6,021,746)              3,906,465
                                    -------------       -------------       -------------            ------------
  Net gain (loss) on
   investments                         (3,831,396)         17,710,803          36,089,145               6,774,118
                                    -------------       -------------       -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $10,212,874         $17,309,189         $33,007,220              $5,820,492
                                    =============       =============       =============            ============

                                                                                 AMERICAN FUNDS
                                      AIM V.I.            AMERICAN FUNDS             GLOBAL
                                      LARGE CAP               GLOBAL               GROWTH AND
                                     GROWTH FUND             BOND FUND             INCOME FUND
                                   SUB-ACCOUNT (D)        SUB-ACCOUNT (E)        SUB-ACCOUNT (E)
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $209,052              $38,249               $1,076,292
                                    -------------            ---------            -------------
EXPENSES:
 Mortality and expense risk
  charges                                (925,064)             (11,472)              (1,144,978)
                                    -------------            ---------            -------------
  Net investment income
   (loss)                                (716,012)              26,777                  (68,686)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 7,207,302                  417                   13,431
 Net realized gain on
  distributions                                --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,026,882)             (34,000)              17,746,266
                                    -------------            ---------            -------------
  Net gain (loss) on
   investments                          4,180,420              (33,583)              17,759,697
                                    -------------            ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $3,464,408              $(6,806)             $17,691,011
                                    =============            =========            =============

(d) Effective June 12, 2006, AIM V.I. Blue Chip Fund merged with AIM V.I. Large Cap Growth Fund.

(e)  From inception, November 6, 2006 to December 31, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          AMERICAN FUNDS
                                AMERICAN FUNDS              BLUE CHIP
                               ASSET ALLOCATION             INCOME AND              AMERICAN FUNDS
                                     FUND                  GROWTH FUND                BOND FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $39,558,893               $14,831,967               $40,408,127
                                --------------            --------------            --------------
EXPENSES:
 Mortality and expense
  risk charges                     (27,686,005)              (20,957,960)              (16,970,585)
                                --------------            --------------            --------------
  Net investment income
   (loss)                           11,872,888                (6,125,993)               23,437,542
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss)
  on security
  transactions                      13,437,688                21,790,661                 1,136,137
 Net realized gain on
  distributions                     22,840,439                67,075,912                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                             163,522,405               104,308,570                29,599,848
                                --------------            --------------            --------------
  Net gain (loss) on
   investments                     199,800,532               193,175,143                30,735,985
                                --------------            --------------            --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations                     $211,673,420              $187,049,150               $54,173,527
                                ==============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               AMERICAN FUNDS                                      AMERICAN FUNDS
                                   GLOBAL                AMERICAN FUNDS            GROWTH-INCOME             AMERICAN FUNDS
                                GROWTH FUND               GROWTH FUND                   FUND               INTERNATIONAL FUND
                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $5,552,517               $30,619,213               $62,887,239               $17,148,431
                               --------------            --------------            --------------            --------------
EXPENSES:
 Mortality and expense
  risk charges                    (10,059,936)              (61,760,438)              (63,202,725)              (16,160,736)
                               --------------            --------------            --------------            --------------
  Net investment income
   (loss)                          (4,507,419)              (31,141,225)                 (315,486)                  987,695
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain
  (loss) on security
  transactions                     12,207,672                68,863,741                41,757,990                11,039,499
 Net realized gain on
  distributions                            --                23,262,480                93,169,693                 8,938,448
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                            101,917,827               245,388,233               366,448,781               135,649,909
                               --------------            --------------            --------------            --------------
  Net gain (loss) on
   investments                    114,125,499               337,514,454               501,376,464               155,627,856
                               --------------            --------------            --------------            --------------
  Net increase
   (decrease) in net
   assets resulting from
   operations                    $109,618,080              $306,373,229              $501,060,978              $156,615,551
                               ==============            ==============            ==============            ==============

                                                       AMERICAN FUNDS               FRANKLIN
                              AMERICAN FUNDS            GLOBAL SMALL            RISING DIVIDENDS
                              NEW WORLD FUND         CAPITALIZATION FUND        SECURITIES FUND
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $4,363,905               $2,076,079                $7,147,624
                               -------------            -------------            --------------
EXPENSES:
 Mortality and expense
  risk charges                    (4,745,696)              (7,607,744)              (11,731,948)
                               -------------            -------------            --------------
  Net investment income
   (loss)                           (381,791)              (5,531,665)               (4,584,324)
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain
  (loss) on security
  transactions                      (201,446)               4,032,870                   565,416
 Net realized gain on
  distributions                    2,181,952               23,202,103                 3,383,531
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                            73,771,120               65,886,376                97,586,438
                               -------------            -------------            --------------
  Net gain (loss) on
   investments                    75,751,626               93,121,349               101,535,385
                               -------------            -------------            --------------
  Net increase
   (decrease) in net
   assets resulting from
   operations                    $75,369,835              $87,589,684               $96,951,061
                               =============            =============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 FRANKLIN
                                        FRANKLIN                 LARGE CAP                FRANKLIN
                                         INCOME                   GROWTH                REAL ESTATE
                                    SECURITIES FUND           SECURITIES FUND               FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $58,619,638               $1,359,344                $739,615
                                     --------------            -------------            ------------
EXPENSES:
 Mortality and expense risk
  charges                               (28,541,401)              (3,206,847)               (531,997)
                                     --------------            -------------            ------------
  Net investment income (loss)           30,078,237               (1,847,503)                207,618
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   2,783,545                  239,931               2,615,285
 Net realized gain on
  distributions                           7,841,096                       --               2,872,463
 Net unrealized appreciation
  (depreciation) of
  investments during the year           215,888,560               18,341,329                 498,843
                                     --------------            -------------            ------------
  Net gain (loss) on
   investments                          226,513,201               18,581,260               5,986,591
                                     --------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $256,591,438              $16,733,757              $6,194,209
                                     ==============            =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                                          FRANKLIN
                                    SMALL-MID CAP              FRANKLIN                 FLEX CAP                FRANKLIN
                                       GROWTH              STRATEGIC INCOME              GROWTH             LARGE CAP VALUE
                                   SECURITIES FUND          SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --              $26,575,350                  $2,876                $221,058
                                    -------------            -------------            ------------            ------------
EXPENSES:
 Mortality and expense risk
  charges                              (6,133,652)              (9,153,637)               (468,857)               (182,892)
                                    -------------            -------------            ------------            ------------
  Net investment income
   (loss)                              (6,133,652)              17,421,713                (465,981)                 38,166
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 7,611,144                  609,722                 262,486                  89,635
 Net realized gain on
  distributions                                --                3,483,280                      --                  29,283
 Net unrealized appreciation
  (depreciation) of
  investments during the year          22,189,789               14,360,716               1,246,859               1,601,055
                                    -------------            -------------            ------------            ------------
  Net gain (loss) on
   investments                         29,800,933               18,453,718               1,509,345               1,719,973
                                    -------------            -------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $23,667,281              $35,875,431              $1,043,364              $1,758,139
                                    =============            =============            ============            ============


                                                                TEMPLETON                TEMPLETON
                                    MUTUAL SHARES          DEVELOPING MARKETS             FOREIGN
                                   SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $19,281,253               $2,370,439                $7,461,449
                                    --------------            -------------            --------------
EXPENSES:
 Mortality and expense risk
  charges                              (25,150,340)              (3,232,400)              (10,449,084)
                                    --------------            -------------            --------------
  Net investment income
   (loss)                               (5,869,087)                (861,961)               (2,987,635)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 10,769,769                 (432,957)                4,177,298
 Net realized gain on
  distributions                         49,104,338                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          178,005,723               43,003,730               107,021,939
                                    --------------            -------------            --------------
  Net gain (loss) on
   investments                         237,879,830               42,570,773               111,199,237
                                    --------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $232,010,743              $41,708,812              $108,211,602
                                    ==============            =============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      TEMPLETON
                                        GLOBAL                 TEMPLETON
                                   ASSET ALLOCATION              GROWTH              MUTUAL DISCOVERY
                                         FUND               SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,052,836               $10,640,089               $3,949,123
                                     ------------            --------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                                (203,354)              (13,895,301)              (6,534,313)
                                     ------------            --------------            -------------
  Net investment income (loss)            849,482                (3,255,212)              (2,585,190)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   255,968                 2,878,515                  181,363
 Net realized gain on
  distributions                           941,190                29,642,538               13,963,559
 Net unrealized appreciation
  (depreciation) of
  investments during the year             596,987               121,008,941               62,966,231
                                     ------------            --------------            -------------
  Net gain (loss) on
   investments                          1,794,145               153,529,994               77,111,153
                                     ------------            --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,643,627              $150,274,782              $74,525,963
                                     ============            ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                    MONEY MARKET              MFS CAPITAL             MFS EMERGING              MFS GLOBAL
                                      HLS FUND           OPPORTUNITIES SERIES         GROWTH SERIES           EQUITY SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $16,317,853                 $236,160                     $ --                $145,881
                                    -------------            -------------            -------------            ------------
EXPENSES:
 Mortality and expense risk
  charges                              (5,975,135)                (771,741)                (865,980)               (520,139)
                                    -------------            -------------            -------------            ------------
  Net investment income
   (loss)                              10,342,718                 (535,581)                (865,980)               (374,258)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                        --               (1,434,702)              (2,582,028)                335,700
 Net realized gain on
  distributions                                --                       --                       --               2,169,421
 Net unrealized appreciation
  (depreciation) of
  investments during the year                  --                7,694,931                6,516,484               4,199,178
                                    -------------            -------------            -------------            ------------
  Net gain (loss) on
   investments                                 --                6,260,229                3,934,456               6,704,299
                                    -------------            -------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $10,342,718               $5,724,648               $3,068,476              $6,330,041
                                    =============            =============            =============            ============

                                                             MFS INVESTORS
                                      MFS HIGH                  GROWTH                MFS INVESTORS
                                    INCOME SERIES            STOCK SERIES             TRUST SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $17,576,169                     $ --               $1,834,791
                                    -------------            -------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                              (3,757,756)              (1,738,877)              (6,584,523)
                                    -------------            -------------            -------------
  Net investment income
   (loss)                              13,818,413               (1,738,877)              (4,749,732)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   440,762                   32,138                1,749,491
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,896,217                7,797,206               45,158,834
                                    -------------            -------------            -------------
  Net gain (loss) on
   investments                          4,336,979                7,829,344               46,908,325
                                    -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $18,155,392               $6,090,467              $42,158,593
                                    =============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      MFS MID CAP                MFS NEW            MFS TOTAL
                                     GROWTH SERIES          DISCOVERY SERIES      RETURN SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                     $ --          $29,764,609
                                     -------------            -------------       --------------
EXPENSES:
 Mortality and expense risk
  charges                               (2,581,877)              (4,340,848)         (21,357,130)
                                     -------------            -------------       --------------
  Net investment income (loss)          (2,581,877)              (4,340,848)           8,407,479
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,038,637                1,401,561            5,446,945
 Net realized gain on
  distributions                          5,214,620                4,134,777           39,890,892
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (4,689,850)              28,311,686           73,133,469
                                     -------------            -------------       --------------
  Net gain (loss) on
   investments                           3,563,407               33,848,024          118,471,306
                                     -------------            -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                             $981,530              $29,507,176         $126,878,785
                                     =============            =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 MFS VALUE             MFS RESEARCH            MFS RESEARCH           MFS RESEARCH
                                  SERIES                BOND SERIES        INTERNATIONAL SERIES          SERIES
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $1,059,962               $501,727                $177,061               $17,643
                               -------------            -----------            ------------            ----------
EXPENSES:
 Mortality and expense risk
  charges                         (1,995,047)              (326,170)               (199,082)              (99,451)
                               -------------            -----------            ------------            ----------
  Net investment income
   (loss)                           (935,085)               175,557                 (22,021)              (81,808)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              161,763                 16,894                 (51,072)              156,779
 Net realized gain on
  distributions                    2,996,193                 56,735                 402,777                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     19,592,873                534,254               2,052,221               723,609
                               -------------            -----------            ------------            ----------
  Net gain (loss) on
   investments                    22,750,829                607,883               2,403,926               880,388
                               -------------            -----------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                    $21,815,744               $783,440              $2,381,905              $798,580
                               =============            ===========            ============            ==========

                                    BLACKROCK             BLACKROCK
                                      GLOBAL              LARGE CAP           INTERNATIONAL
                                 GROWTH V.I. FUND     GROWTH V. I. FUND       GROWTH EQUITY
                                 SUB-ACCOUNT (F)       SUB-ACCOUNT (G)       SUB-ACCOUNT (H)
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $12,710                $7,322                $123
                                    ----------            ----------             -------
EXPENSES:
 Mortality and expense risk
  charges                              (24,381)              (45,141)               (440)
                                    ----------            ----------             -------
  Net investment income
   (loss)                              (11,671)              (37,819)               (317)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 62,405               143,117                   9
 Net realized gain on
  distributions                             --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          201,313                36,028               7,698
                                    ----------            ----------             -------
  Net gain (loss) on
   investments                         263,718               179,145               7,707
                                    ----------            ----------             -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $252,047              $141,326              $7,390
                                    ==========            ==========             =======

(f)  Formerly Mercury Global Growth V.I. Fund. Change effective October 2, 2006

(g)  Formerly Mercury Large Cap Growth V.I. Fund. Change effective October 2,
     2006

(h) From inception, August 14, 2006 to December 31, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   U.S. MID CAP             FOCUS               CAPITAL
                                       VALUE               GROWTH            OPPORTUNITIES
                                  SUB-ACCOUNT (H)      SUB-ACCOUNT (H)      SUB-ACCOUNT (H)
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                $ --                  $ --
                                     ---------             -------             ---------
EXPENSES:
 Mortality and expense risk
  charges                               (2,678)               (480)               (3,203)
                                     ---------             -------             ---------
  Net investment income (loss)          (2,678)               (480)               (3,203)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     17                 232                    99
 Net realized gain on
  distributions                             --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           52,559               6,983                38,424
                                     ---------             -------             ---------
  Net gain (loss) on
   investments                          52,576               7,215                38,523
                                     ---------             -------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $49,898              $6,735               $35,320
                                     =========             =======             =========

(h) From inception, August 14, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   DEVELOPING             FLEXIBLE             DIVIDEND              GLOBAL
                                     GROWTH                INCOME               GROWTH               EQUITY
                                 SUB-ACCOUNT (H)      SUB-ACCOUNT (H)       SUB-ACCOUNT (H)      SUB-ACCOUNT (H)
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                $4,701                 $928                 $ --
                                     -------              --------              -------              -------
EXPENSES:
 Mortality and expense risk
  charges                               (485)               (1,316)                (808)                (555)
                                     -------              --------              -------              -------
  Net investment income
   (loss)                               (485)                3,385                  120                 (555)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   12                     4                    9                    7
 Net realized gain on
  distributions                           --                    --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          8,069                 2,683                9,601                8,117
                                     -------              --------              -------              -------
  Net gain (loss) on
   investments                         8,081                 2,687                9,610                8,124
                                     -------              --------              -------              -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $7,596                $6,072               $9,730               $7,569
                                     =======              ========              =======              =======

                                 JENNISON 20/20          JENNISON           PRUDENTIAL
                                 FOCUS PORTFOLIO        PORTFOLIO         VALUE PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                $ --               $4,353
                                    ---------            --------            ---------
EXPENSES:
 Mortality and expense risk
  charges                             (10,105)             (3,529)              (8,110)
                                    ---------            --------            ---------
  Net investment income
   (loss)                             (10,105)             (3,529)              (3,757)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 3,557               8,632               31,008
 Net realized gain on
  distributions                        36,425                  --               14,874
 Net unrealized appreciation
  (depreciation) of
  investments during the year          38,776              (5,193)              27,665
                                    ---------            --------            ---------
  Net gain (loss) on
   investments                         78,758               3,439               73,547
                                    ---------            --------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $68,653                $(90)             $69,790
                                    =========            ========            =========

(h) From inception, August 14, 2006 to December 31, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 SP WILLIAM BLAIR
                                   INTERNATIONAL          GROWTH AND
                                 GROWTH PORTFOLIO           INCOME              COMSTOCK
                                  SUB-ACCOUNT (I)      SUB-ACCOUNT (H)       SUB-ACCOUNT (H)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                   $ --                 $ --
                                      -------             ----------            ---------
EXPENSES:
 Mortality and expense risk
  charges                                 (68)               (11,737)              (5,344)
                                      -------             ----------            ---------
  Net investment income (loss)            (68)               (11,737)              (5,344)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     6                    478                  482
 Net realized gain on
  distributions                            --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,395                186,539               80,436
                                      -------             ----------            ---------
  Net gain (loss) on
   investments                          1,401                187,017               80,918
                                      -------             ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,333               $175,280              $75,574
                                      =======             ==========            =========

(h) From inception, August 14, 2006 to December 31, 2006.

(i)  From inception, June 21, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO            WELLS FARGO           WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT           ADVANTAGE VT          ADVANTAGE VT
                                      ASSET              TOTAL RETURN              EQUITY            C&B LARGE CAP
                                 ALLOCATION FUND           BOND FUND            INCOME FUND            VALUE FUND
                                 SUB-ACCOUNT (J)        SUB-ACCOUNT (K)       SUB-ACCOUNT (L)       SUB-ACCOUNT (M)
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $41,861               $242,776               $41,032               $11,137
                                    ----------            -----------            ----------            ----------
EXPENSES:
 Mortality and expense risk
  charges                              (35,914)              (113,167)              (49,853)              (14,020)
                                    ----------            -----------            ----------            ----------
  Net investment income
   (loss)                                5,947                129,609                (8,821)               (2,883)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 11,585                 (8,251)               14,030                 3,452
 Net realized gain on
  distributions                         19,873                     --                 6,012                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          133,477                (16,739)              393,812               129,488
                                    ----------            -----------            ----------            ----------
  Net gain (loss) on
   investments                         164,935                (24,990)              413,854               132,940
                                    ----------            -----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $170,882               $104,619              $405,033              $130,057
                                    ==========            ===========            ==========            ==========

                                   WELLS FARGO          WELLS FARGO           WELLS FARGO
                                  ADVANTAGE VT          ADVANTAGE VT         ADVANTAGE VT
                                  LARGE COMPANY        INTERNATIONAL         LARGE COMPANY
                                    CORE FUND            CORE FUND            GROWTH FUND
                                 SUB-ACCOUNT (N)      SUB-ACCOUNT (O)       SUB-ACCOUNT (P)
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,114               $42,637                 $ --
                                    ---------            ----------            ---------
EXPENSES:
 Mortality and expense risk
  charges                              (2,816)              (42,977)             (71,905)
                                    ---------            ----------            ---------
  Net investment income
   (loss)                              (1,702)                 (340)             (71,905)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   723                 9,423               22,801
 Net realized gain on
  distributions                            --                90,682                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          21,345               279,028               70,893
                                    ---------            ----------            ---------
  Net gain (loss) on
   investments                         22,068               379,133               93,694
                                    ---------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $20,366              $378,793              $21,789
                                    =========            ==========            =========

(j) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(k) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(l) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

(m) Formerly Wells Fargo Advantage C&B Large Cap Value Fund. Change effective May 1, 2006.

(n) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

(o) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(p) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   WELLS FARGO          WELLS FARGO
                                  ADVANTAGE VT          ADVANTAGE VT          WELLS FARGO
                                  MONEY MARKET           SMALL CAP           ADVANTAGE VT
                                      FUND              GROWTH FUND         DISCOVERY FUND
                                 SUB-ACCOUNT (Q)      SUB-ACCOUNT (R)       SUB-ACCOUNT (S)
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $51,218                  $ --                 $ --
                                    ---------            ----------            ---------
EXPENSES:
 Mortality and expense risk
  charges                             (21,940)              (44,641)              (3,163)
                                    ---------            ----------            ---------
  Net investment income
   (loss)                              29,278               (44,641)              (3,163)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --                15,530                1,348
 Net realized gain on
  distributions                            --                57,130                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                     --               382,483               17,904
                                    ---------            ----------            ---------
  Net gain (loss) on
   investments                             --               455,143               19,252
                                    ---------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $29,278              $410,502              $16,089
                                    =========            ==========            =========

                                   WELLS FARGO
                                  ADVANTAGE VT           WELLS FARGO
                                  SMALL/MID CAP         ADVANTAGE VT
                                   VALUE FUND         OPPORTUNITY FUND
                                 SUB-ACCOUNT (T)       SUB-ACCOUNT (U)
-----------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                 $ --
                                    ---------              -------
EXPENSES:
 Mortality and expense risk
  charges                             (10,053)                (421)
                                    ---------              -------
  Net investment income
   (loss)                             (10,053)                (421)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   288                   36
 Net realized gain on
  distributions                        80,946                2,930
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                (22,541)                 (37)
                                    ---------              -------
  Net gain (loss) on
   investments                         58,693                2,929
                                    ---------              -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $48,640               $2,508
                                    =========              =======

(q) Formerly Wells Fargo Advantage Money Market Fund. Change effective May 1, 2006.

(r) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

(s)  Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1,
     2006.

(t)  Funded as of January 31, 2006.

(u) Formerly Wells Fargo Advantage Opportunity Fund. Change effective May 1,
    2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                  AIM V.I.
                                        AIM V.I.                  CAPITAL                   AIM V.I.
                                    BASIC VALUE FUND         APPRECIATION FUND          CORE EQUITY FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (A)(B)         SUB-ACCOUNT (C)
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,731,927)              $(2,055,602)                $(510,310)
 Net realized gain (loss) on
  security transactions                   8,811,725                18,669,947                46,451,982
 Net realized gain on
  distributions                          11,554,497                 3,457,086                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   12,221,275               (13,382,531)               (3,146,279)
                                     --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             28,855,570                 6,688,900                42,795,393
                                     --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                               18,468,044                 9,006,413                36,564,893
 Net transfers                          (21,293,684)               (3,804,817)              (11,299,509)
 Surrenders for benefit
  payments and fees                     (30,833,833)              (15,208,225)              (25,604,018)
 Net annuity transactions                     2,246                    (5,139)                   49,518
                                     --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (33,657,227)              (10,011,768)                 (289,116)
                                     --------------            --------------            --------------
 Net increase (decrease) in
  net assets                             (4,801,657)               (3,322,868)               42,506,277
NET ASSETS:
 Beginning of year                      280,247,517               120,682,937               320,061,210
                                     --------------            --------------            --------------
 End of year                           $275,445,860              $117,360,069              $362,567,487
                                     ==============            ==============            ==============

(a) Effective April 28, 2006, AIM V.I. Aggressive Growth merged with AIM V.I. Capital Appreciation Fund.

(b) Effective November 6, 2006 AIM V.I. Demographic Trends Fund merged with AIM V.I. Capital Appreciation Fund.

(c) Effective April 28, 2006, AIM V.I. Premier Equity Fund and AIM V.I. Core Stock Fund merged with AIM V.I. Core Equity Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       AIM V.I.            AIM V. I.             AIM V.I.            AIM V.I.
                                      GOVERNMENT         INTERNATIONAL         MID CAP CORE          SMALL CAP
                                   SECURITIES FUND        GROWTH FUND          EQUITY FUND          EQUITY FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $14,044,270            $(401,614)         $(3,081,925)          $(953,626)
 Net realized gain (loss) on
  security transactions                   (147,783)             498,940            5,020,245             138,023
 Net realized gain on
  distributions                                 --                   --           37,090,646           2,729,630
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  (3,683,613)          17,211,863           (6,021,746)          3,906,465
                                    --------------       --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            10,212,874           17,309,189           33,007,220           5,820,492
                                    --------------       --------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                             130,724,882           21,025,660           29,452,877          15,296,372
 Net transfers                          10,475,452           12,276,013          (26,355,604)         22,882,032
 Surrenders for benefit
  payments and fees                    (50,803,303)          (6,787,835)         (39,757,337)         (3,636,223)
 Net annuity transactions                   71,559                7,378               (8,301)             (2,299)
                                    --------------       --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     90,468,590           26,521,216          (36,668,365)         34,539,882
                                    --------------       --------------       --------------       -------------
 Net increase (decrease) in
  net assets                           100,681,464           43,830,405           (3,661,145)         40,360,374
NET ASSETS:
 Beginning of year                     500,703,518           58,520,315          380,163,081          30,468,141
                                    --------------       --------------       --------------       -------------
 End of year                          $601,384,982         $102,350,720         $376,501,936         $70,828,515
                                    ==============       ==============       ==============       =============

                                                                                     AMERICAN FUNDS
                                      AIM V.I.              AMERICAN FUNDS               GLOBAL
                                      LARGE CAP                 GLOBAL                 GROWTH AND
                                     GROWTH FUND              BOND FUND               INCOME FUND
                                   SUB-ACCOUNT (D)         SUB-ACCOUNT (E)          SUB-ACCOUNT (E)
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(716,012)                $26,777                  $(68,686)
 Net realized gain (loss) on
  security transactions                 7,207,302                     417                    13,431
 Net realized gain on
  distributions                                --                      --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                 (3,026,882)                (34,000)               17,746,266
                                    -------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,464,408                  (6,806)               17,691,011
                                    -------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                              7,177,258               1,445,558                80,738,073
 Net transfers                         (5,949,496)              6,656,214               113,452,886
 Surrenders for benefit
  payments and fees                    (6,575,227)                (60,304)               (2,383,008)
 Net annuity transactions                   7,650                      --                    14,548
                                    -------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,339,815)              8,041,468               191,822,499
                                    -------------            ------------            --------------
 Net increase (decrease) in
  net assets                           (1,875,407)              8,034,662               209,513,510
NET ASSETS:
 Beginning of year                     53,538,951                      --                        --
                                    -------------            ------------            --------------
 End of year                          $51,663,544              $8,034,662              $209,513,510
                                    =============            ============            ==============

(d) Effective June 12, 2006, AIM V.I. Blue Chip Fund merged with AIM V.I. Large Cap Growth Fund.

(e)  From inception, November 6, 2006 to December 31, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                        AMERICAN FUNDS
                                 AMERICAN FUNDS           BLUE CHIP
                                ASSET ALLOCATION          INCOME AND           AMERICAN FUNDS
                                      FUND               GROWTH FUND             BOND FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $11,872,888            $(6,125,993)           $23,437,542
 Net realized gain (loss) on
  security transactions               13,437,688             21,790,661              1,136,137
 Net realized gain on
  distributions                       22,840,439             67,075,912                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        163,522,405            104,308,570             29,599,848
                                ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                         211,673,420            187,049,150             54,173,527
                                ----------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                           147,631,462            102,616,695             92,716,522
 Net transfers                        71,103,923              6,816,189             64,336,947
 Surrenders for benefit
  payments and fees                 (164,854,931)          (141,881,725)          (110,707,445)
 Net annuity transactions                 67,211                 40,369                (63,071)
                                ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   53,947,665            (32,408,472)            46,282,953
                                ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets                         265,621,085            154,640,678            100,456,480
NET ASSETS:
 Beginning of year                 1,619,304,349          1,231,132,027            998,847,202
                                ----------------       ----------------       ----------------
 End of year                      $1,884,925,434         $1,385,772,705         $1,099,303,682
                                ================       ================       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS                               AMERICAN FUNDS         AMERICAN FUNDS
                                        GLOBAL            AMERICAN FUNDS         GROWTH-INCOME          INTERNATIONAL
                                     GROWTH FUND           GROWTH FUND                FUND                   FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(4,507,419)          $(31,141,225)             $(315,486)              $987,695
 Net realized gain (loss) on
  security transactions                 12,207,672             68,863,741             41,757,990             11,039,499
 Net realized gain on
  distributions                                 --             23,262,480             93,169,693              8,938,448
 Net unrealized appreciation
  (depreciation) of
  investments during the year          101,917,827            245,388,233            366,448,781            135,649,909
                                    --------------       ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                           109,618,080            306,373,229            501,060,978            156,615,551
                                    --------------       ----------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                              73,517,204            492,605,516            458,151,203            151,555,381
 Net transfers                          33,512,521             37,859,047             38,442,907             53,512,995
 Surrenders for benefit
  payments and fees                    (62,814,954)          (363,239,003)          (368,579,488)           (79,259,030)
 Net annuity transactions                   42,537                150,060                157,448                 59,913
                                    --------------       ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     44,257,308            167,375,620            128,172,070            125,869,259
                                    --------------       ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets                           153,875,388            473,748,849            629,233,048            282,484,810
NET ASSETS:
 Beginning of year                     565,545,687          3,557,833,649          3,685,081,550            854,887,131
                                    --------------       ----------------       ----------------       ----------------
 End of year                          $719,421,075         $4,031,582,498         $4,314,314,598         $1,137,371,941
                                    ==============       ================       ================       ================

                                                              AMERICAN FUNDS               FRANKLIN
                                    AMERICAN FUNDS             GLOBAL SMALL            RISING DIVIDENDS
                                    NEW WORLD FUND         CAPITALIZATION FUND         SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(381,791)              $(5,531,665)              $(4,584,324)
 Net realized gain (loss) on
  security transactions                   (201,446)                4,032,870                   565,416
 Net realized gain on
  distributions                          2,181,952                23,202,103                 3,383,531
 Net unrealized appreciation
  (depreciation) of
  investments during the year           73,771,120                65,886,376                97,586,438
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            75,369,835                87,589,684                96,951,061
                                    --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                              56,007,043                64,590,023               178,524,200
 Net transfers                          30,879,361                12,682,244               100,187,272
 Surrenders for benefit
  payments and fees                    (22,569,746)              (37,161,708)              (39,146,402)
 Net annuity transactions                    8,908                   (32,447)                   62,352
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     64,325,566                40,078,112               239,627,422
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           139,695,401               127,667,796               336,578,483
NET ASSETS:
 Beginning of year                     224,410,023               385,542,876               542,924,876
                                    --------------            --------------            --------------
 End of year                          $364,105,424              $513,210,672              $879,503,359
                                    ==============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                               FRANKLIN
                                    FRANKLIN                  LARGE CAP            FRANKLIN
                                     INCOME                     GROWTH            REAL ESTATE
                                SECURITIES FUND            SECURITIES FUND           FUND
                                  SUB-ACCOUNT                SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $30,078,237               $(1,847,503)           $207,618
 Net realized gain (loss) on
  security transactions                2,783,545                   239,931           2,615,285
 Net realized gain on
  distributions                        7,841,096                        --           2,872,463
 Net unrealized appreciation
  (depreciation) of
  investments during the year        215,888,560                18,341,329             498,843
                                ----------------            --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         256,591,438                16,733,757           6,194,209
                                ----------------            --------------       -------------
UNIT TRANSACTIONS:
 Purchases                           365,077,760                35,440,866             150,530
 Net transfers                       168,338,395                12,513,079          (4,674,590)
 Surrenders for benefit
  payments and fees                 (119,838,519)              (11,673,331)         (4,040,167)
 Net annuity transactions                547,027                    17,571             (15,401)
                                ----------------            --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  414,124,663                36,298,185          (8,579,628)
                                ----------------            --------------       -------------
 Net increase (decrease) in
  net assets                         670,716,101                53,031,942          (2,385,419)
NET ASSETS:
 Beginning of year                 1,383,910,154               159,233,785          39,049,232
                                ----------------            --------------       -------------
 End of year                      $2,054,626,255              $212,265,727         $36,663,813
                                ================            ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                                           FRANKLIN
                                    SMALL-MID CAP                FRANKLIN                 FLEX CAP                 FRANKLIN
                                        GROWTH               STRATEGIC INCOME              GROWTH               LARGE CAP VALUE
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(6,133,652)              $17,421,713                $(465,981)                 $38,166
 Net realized gain (loss) on
  security transactions                  7,611,144                   609,722                  262,486                   89,635
 Net realized gain on
  distributions                                 --                 3,483,280                       --                   29,283
 Net unrealized appreciation
  (depreciation) of
  investments during the year           22,189,789                14,360,716                1,246,859                1,601,055
                                    --------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            23,667,281                35,875,431                1,043,364                1,758,139
                                    --------------            --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              34,872,025                68,615,655               13,013,886                6,085,837
 Net transfers                            (117,504)               53,473,158                6,169,423                5,399,536
 Surrenders for benefit
  payments and fees                    (34,617,123)              (51,618,492)              (1,133,685)                (733,549)
 Net annuity transactions                    9,679                    45,209                       --                       --
                                    --------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        147,077                70,515,530               18,049,624               10,751,824
                                    --------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets                            23,814,358               106,390,961               19,092,988               12,509,963
NET ASSETS:
 Beginning of year                     347,007,046               495,282,065               15,412,041                5,408,433
                                    --------------            --------------            -------------            -------------
 End of year                          $370,821,404              $601,673,026              $34,505,029              $17,918,396
                                    ==============            ==============            =============            =============


                                                             TEMPLETON                 TEMPLETON
                                MUTUAL SHARES            DEVELOPING MARKETS             FOREIGN
                               SECURITIES FUND            SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(5,869,087)                $(861,961)              $(2,987,635)
 Net realized gain (loss) on
  security transactions              10,769,769                  (432,957)                4,177,298
 Net realized gain on
  distributions                      49,104,338                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       178,005,723                43,003,730               107,021,939
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        232,010,743                41,708,812               108,211,602
                               ----------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          216,144,303                31,415,861                94,100,976
 Net transfers                      113,622,877                11,149,729                15,261,599
 Surrenders for benefit
  payments and fees                (128,073,558)              (15,404,612)              (41,855,802)
 Net annuity transactions                48,155                    (9,407)                   57,998
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 201,741,777                27,151,571                67,564,771
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets                        433,752,520                68,860,383               175,776,373
NET ASSETS:
 Beginning of year                1,313,448,665               152,687,367               523,622,311
                               ----------------            --------------            --------------
 End of year                     $1,747,201,185              $221,547,750              $699,398,684
                               ================            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                        TEMPLETON                 TEMPLETON
                                      GLOBAL ASSET                  GROWTH               MUTUAL DISCOVERY
                                     ALLOCATION FUND           SECURITIES FUND           SECURITIES FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $849,482                $(3,255,212)              $(2,585,190)
 Net realized gain (loss) on
  security transactions                     255,968                  2,878,515                   181,363
 Net realized gain on
  distributions                             941,190                 29,642,538                13,963,559
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                      596,987                121,008,941                62,966,231
                                      -------------             --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              2,643,627                150,274,782                74,525,963
                                      -------------             --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                   94,816                154,157,425                96,528,741
 Net transfers                              (91,349)                62,964,824                90,405,182
 Surrenders for benefit
  payments and fees                      (1,450,139)               (54,424,080)              (21,552,566)
 Net annuity transactions                      (265)                   (16,476)                   32,298
                                      -------------             --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (1,446,937)               162,681,693               165,413,655
                                      -------------             --------------            --------------
 Net increase (decrease) in
  net assets                              1,196,690                312,956,475               239,939,618
NET ASSETS:
 Beginning of year                       14,385,530                675,216,026               273,370,489
                                      -------------             --------------            --------------
 End of year                            $15,582,220               $988,172,501              $513,310,107
                                      =============             ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD
                                MONEY MARKET               MFS CAPITAL              MFS EMERGING         MFS GLOBAL
                                  HLS FUND             OPPORTUNITIES SERIES         GROWTH SERIES       EQUITY SERIES
                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $10,342,718                 $(535,581)               $(865,980)          $(374,258)
 Net realized gain (loss) on
  security transactions                     --                (1,434,702)              (2,582,028)            335,700
 Net realized gain on
  distributions                             --                        --                       --           2,169,421
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                      --                 7,694,931                6,516,484           4,199,178
                               ---------------            --------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        10,342,718                 5,724,648                3,068,476           6,330,041
                               ---------------            --------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                         109,494,209                   550,814                3,844,895           3,493,698
 Net transfers                     206,961,614                (5,050,057)              (3,281,456)          7,342,988
 Surrenders for benefit
  payments and fees               (218,004,148)               (6,092,161)              (5,625,071)         (3,363,778)
 Net annuity transactions              175,094                    (1,721)                  (1,681)             (6,245)
                               ---------------            --------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 98,626,769               (10,593,125)              (5,063,313)          7,466,663
                               ---------------            --------------            -------------       -------------
 Net increase (decrease) in
  net assets                       108,969,487                (4,868,477)              (1,994,837)         13,796,704
NET ASSETS:
 Beginning of year                 267,494,071                54,911,770               56,647,206          24,545,308
                               ---------------            --------------            -------------       -------------
 End of year                      $376,463,558               $50,043,293              $54,652,369         $38,342,012
                               ===============            ==============            =============       =============

                                                    MFS INVESTORS
                                  MFS HIGH              GROWTH           MFS INVESTORS
                               INCOME SERIES         STOCK SERIES         TRUST SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $13,818,413          $(1,738,877)         $(4,749,732)
 Net realized gain (loss) on
  security transactions               440,762               32,138            1,749,491
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              3,896,217            7,797,206           45,158,834
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       18,155,392            6,090,467           42,158,593
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                         13,051,847            3,043,979           71,081,541
 Net transfers                     (4,867,689)          (7,392,294)          18,625,169
 Surrenders for benefit
  payments and fees               (27,046,547)         (13,052,704)         (30,451,378)
 Net annuity transactions             (18,331)             (28,526)              68,243
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (18,880,720)         (17,429,545)          59,323,575
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                         (725,328)         (11,339,078)         101,482,168
NET ASSETS:
 Beginning of year                229,341,996          116,761,919          343,333,628
                               --------------       --------------       --------------
 End of year                     $228,616,668         $105,422,841         $444,815,796
                               ==============       ==============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 MFS MID CAP                 MFS NEW              MFS TOTAL
                                GROWTH SERIES            DISCOVERY SERIES       RETURN SERIES
                                 SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(2,581,877)              $(4,340,848)            $8,407,479
 Net realized gain (loss) on
  security transactions              3,038,637                 1,401,561              5,446,945
 Net realized gain on
  distributions                      5,214,620                 4,134,777             39,890,892
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (4,689,850)               28,311,686             73,133,469
                                --------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                           981,530                29,507,176            126,878,785
                                --------------            --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                           8,279,601                63,339,662            177,410,185
 Net transfers                     (14,686,419)               30,722,958              9,166,148
 Surrenders for benefit
  payments and fees                (16,022,498)              (19,844,710)          (120,507,187)
 Net annuity transactions                 (675)                  (15,210)               (21,308)
                                --------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (22,429,991)               74,202,700             66,047,838
                                --------------            --------------       ----------------
 Net increase (decrease) in
  net assets                       (21,448,461)              103,709,876            192,926,623
NET ASSETS:
 Beginning of year                 163,825,321               213,498,297          1,217,329,207
                                --------------            --------------       ----------------
 End of year                      $142,376,860              $317,208,173         $1,410,255,830
                                ==============            ==============       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                              MFS VALUE               MFS RESEARCH             MFS RESEARCH             MFS RESEARCH
                                SERIES                 BOND SERIES         INTERNATIONAL SERIES            SERIES
                             SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                         $(935,085)                $175,557                 $(22,021)                $(81,808)
 Net realized gain (loss)
  on security transactions         161,763                   16,894                  (51,072)                 156,779
 Net realized gain on
  distributions                  2,996,193                   56,735                  402,777                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          19,592,873                  534,254                2,052,221                  723,609
                            --------------            -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations               21,815,744                  783,440                2,381,905                  798,580
                            --------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                      36,374,214               14,260,594                5,686,884                3,858,696
 Net transfers                  39,937,262               12,897,729               11,944,557                7,511,216
 Surrenders for benefit
  payments and fees             (7,861,384)              (1,649,199)                (838,714)                (395,110)
 Net annuity transactions           (3,858)                 (40,825)                      --                       --
                            --------------            -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions        68,446,234               25,468,299               16,792,727               10,974,802
                            --------------            -------------            -------------            -------------
 Net increase (decrease)
  in net assets                 90,261,978               26,251,739               19,174,632               11,773,382
NET ASSETS:
 Beginning of year              86,281,213                9,055,359                3,766,856                2,358,285
                            --------------            -------------            -------------            -------------
 End of year                  $176,543,191              $35,307,098              $22,941,488              $14,131,667
                            ==============            =============            =============            =============

                                  BLACKROCK               BLACKROCK
                                    GLOBAL                LARGE CAP            INTERNATIONAL
                               GROWTH V.I. FUND       GROWTH V. I. FUND        GROWTH EQUITY
                               SUB-ACCOUNT (F)         SUB-ACCOUNT (G)        SUB-ACCOUNT (H)
--------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(11,671)               $(37,819)               $(317)
 Net realized gain (loss)
  on security transactions             62,405                 143,117                    9
 Net realized gain on
  distributions                            --                      --                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                201,313                  36,028                7,698
                                 ------------            ------------            ---------
 Net increase (decrease)
  in net assets resulting
  from operations                     252,047                 141,326                7,390
                                 ------------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                              3,172                  17,253               59,438
 Net transfers                          6,214                (182,797)              22,792
 Surrenders for benefit
  payments and fees                  (135,970)               (179,926)                 (32)
 Net annuity transactions                  --                      --                   --
                                 ------------            ------------            ---------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (126,584)               (345,470)              82,198
                                 ------------            ------------            ---------
 Net increase (decrease)
  in net assets                       125,463                (204,144)              89,588
NET ASSETS:
 Beginning of year                  1,301,844               2,802,135                   --
                                 ------------            ------------            ---------
 End of year                       $1,427,307              $2,597,991              $89,588
                                 ============            ============            =========

(f)  Formerly Mercury Global Growth V.I. Fund. Change effective October 2, 2006.

(g)  Formerly Mercury Large Cap Growth V.I. Fund. Change effective October 2,
     2006.

(h) From inception, August 14, 2006 to December 31, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    U.S. MID CAP             FOCUS                 CAPITAL
                                       VALUE                 GROWTH             OPPORTUNITIES
                                  SUB-ACCOUNT (H)       SUB-ACCOUNT (H)        SUB-ACCOUNT (H)
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,678)                $(480)                $(3,203)
 Net realized gain (loss) on
  security transactions                      17                   232                      99
 Net realized gain on
  distributions                              --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            52,559                 6,983                  38,424
                                     ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             49,898                 6,735                  35,320
                                     ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              561,442               155,939                 960,494
 Net transfers                          126,740                    --                 147,997
 Surrenders for benefit
  payments and fees                        (443)                 (298)                 (2,909)
 Net annuity transactions                    --                    --                      --
                                     ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     687,739               155,641               1,105,582
                                     ----------            ----------            ------------
 Net increase (decrease) in
  net assets                            737,637               162,376               1,140,902
NET ASSETS:
 Beginning of year                           --                    --                      --
                                     ----------            ----------            ------------
 End of year                           $737,637              $162,376              $1,140,902
                                     ==========            ==========            ============

(h) From inception, August 14, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    DEVELOPING              FLEXIBLE               DIVIDEND                GLOBAL
                                      GROWTH                 INCOME                 GROWTH                 EQUITY
                                  SUB-ACCOUNT (H)        SUB-ACCOUNT (H)        SUB-ACCOUNT (H)        SUB-ACCOUNT (H)
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(485)                $3,385                   $120                  $(555)
 Net realized gain (loss) on
  security transactions                      12                      4                      9                      7
 Net realized gain on
  distributions                              --                     --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             8,069                  2,683                  9,601                  8,117
                                    -----------            -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              7,596                  6,072                  9,730                  7,569
                                    -----------            -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                              114,258                372,778                249,541                119,243
 Net transfers                           31,324                 98,060                 87,494                100,960
 Surrenders for benefit
  payments and fees                        (176)                  (401)                  (112)                  (703)
 Net annuity transactions                    --                     --                     --                     --
                                    -----------            -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     145,406                470,437                336,923                219,500
                                    -----------            -----------            -----------            -----------
 Net increase (decrease) in
  net assets                            153,002                476,509                346,653                227,069
NET ASSETS:
 Beginning of year                           --                     --                     --                     --
                                    -----------            -----------            -----------            -----------
 End of year                           $153,002               $476,509               $346,653               $227,069
                                    ===========            ===========            ===========            ===========

                                  JENNISON 20/20            JENNISON              PRUDENTIAL
                                  FOCUS PORTFOLIO           PORTFOLIO           VALUE PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(10,105)               $(3,529)               $(3,757)
 Net realized gain (loss) on
  security transactions                   3,557                  8,632                 31,008
 Net realized gain on
  distributions                          36,425                     --                 14,874
 Net unrealized appreciation
  (depreciation) of
  investments during the year            38,776                 (5,193)                27,665
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             68,653                    (90)                69,790
                                    -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                   --                     --                     --
 Net transfers                           37,520                   (530)                (6,359)
 Surrenders for benefit
  payments and fees                     (33,397)               (97,503)               (37,167)
 Net annuity transactions                    --                     --                     --
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       4,123                (98,033)               (43,526)
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets                             72,776                (98,123)                26,264
NET ASSETS:
 Beginning of year                      571,008                261,749                438,633
                                    -----------            -----------            -----------
 End of year                           $643,784               $163,626               $464,897
                                    ===========            ===========            ===========

(h) From inception, August 14, 2006 to December 31, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 SP WILLIAM BLAIR
                                   INTERNATIONAL           GROWTH AND
                                 GROWTH PORTFOLIO            INCOME                 COMSTOCK
                                  SUB-ACCOUNT (I)       SUB-ACCOUNT (H)         SUB-ACCOUNT (H)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(68)                $(11,737)                $(5,344)
 Net realized gain (loss) on
  security transactions                     6                      478                     482
 Net realized gain on
  distributions                            --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,395                  186,539                  80,436
                                      -------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,333                  175,280                  75,574
                                      -------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                3,256,268               1,252,817
 Net transfers                          6,867                  719,762                 212,852
 Surrenders for benefit
  payments and fees                         1                  (17,501)                 (2,847)
 Net annuity transactions                  --                       --                      --
                                      -------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     6,868                3,958,529               1,462,822
                                      -------             ------------            ------------
 Net increase (decrease) in
  net assets                            8,201                4,133,809               1,538,396
NET ASSETS:
 Beginning of year                         --                       --                      --
                                      -------             ------------            ------------
 End of year                           $8,201               $4,133,809              $1,538,396
                                      =======             ============            ============

(h) From inception, August 14, 2006 to December 31, 2006.

(i)  From inception, June 21, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 WELLS FARGO             WELLS FARGO             WELLS FARGO            WELLS FARGO
                                 ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT           ADVANTAGE VT
                               ASSET ALLOCATION          TOTAL RETURN               EQUITY             C&B LARGE CAP
                                     FUND                 BOND FUND              INCOME FUND             VALUE FUND
                               SUB-ACCOUNT (J)         SUB-ACCOUNT (K)         SUB-ACCOUNT (L)        SUB-ACCOUNT (M)
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $5,947                $129,609                 $(8,821)              $(2,883)
 Net realized gain (loss)
  on security transactions             11,585                  (8,251)                 14,030                 3,452
 Net realized gain on
  distributions                        19,873                      --                   6,012                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                133,477                 (16,739)                393,812               129,488
                                 ------------            ------------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     170,882                 104,619                 405,033               130,057
                                 ------------            ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                            117,303                 743,854                 518,078               239,896
 Net transfers                       (160,206)                420,205                  56,590               166,491
 Surrenders for benefit
  payments and fees                   (86,736)               (311,744)               (109,650)               (5,653)
 Net annuity transactions                  --                      --                      --                    --
                                 ------------            ------------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (129,639)                852,315                 465,018               400,734
                                 ------------            ------------            ------------            ----------
 Net increase (decrease)
  in net assets                        41,243                 956,934                 870,051               530,791
NET ASSETS:
 Beginning of year                  1,877,365               5,001,496               2,185,509               434,184
                                 ------------            ------------            ------------            ----------
 End of year                       $1,918,608              $5,958,430              $3,055,560              $964,975
                                 ============            ============            ============            ==========

                                WELLS FARGO            WELLS FARGO             WELLS FARGO
                                ADVANTAGE VT           ADVANTAGE VT            ADVANTAGE VT
                               LARGE COMPANY          INTERNATIONAL           LARGE COMPANY
                                 CORE FUND              CORE FUND              GROWTH FUND
                              SUB-ACCOUNT (N)        SUB-ACCOUNT (O)         SUB-ACCOUNT (P)
--------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(1,702)                  $(340)               $(71,905)
 Net realized gain (loss)
  on security transactions              723                   9,423                  22,801
 Net realized gain on
  distributions                          --                  90,682                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               21,345                 279,028                  70,893
                                 ----------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    20,366                 378,793                  21,789
                                 ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                           20,796                 517,405                 331,317
 Net transfers                        4,755                 186,157                 (82,413)
 Surrenders for benefit
  payments and fees                  (8,644)               (103,136)               (179,173)
 Net annuity transactions                --                      --                      --
                                 ----------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             16,907                 600,426                  69,731
                                 ----------            ------------            ------------
 Net increase (decrease)
  in net assets                      37,273                 979,219                  91,520
NET ASSETS:
 Beginning of year                  132,596               1,774,683               3,501,573
                                 ----------            ------------            ------------
 End of year                       $169,869              $2,753,902              $3,593,093
                                 ==========            ============            ============

(j) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(k) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(l) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

(m) Formerly Wells Fargo Advantage C&B Large Cap Value Fund. Change effective May 1, 2006.

(n) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

(o) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(p) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT           WELLS FARGO
                                    MONEY MARKET             SMALL CAP             ADVANTAGE VT
                                        FUND                GROWTH FUND           DISCOVERY FUND
                                  SUB-ACCOUNT (Q)         SUB-ACCOUNT (R)        SUB-ACCOUNT (S)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $29,278                $(44,641)              $(3,163)
 Net realized gain (loss) on
  security transactions                       --                  15,530                 1,348
 Net realized gain on
  distributions                               --                  57,130                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                        --                 382,483                17,904
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              29,278                 410,502                16,089
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                97,072                 364,333               253,261
 Net transfers                           128,578                 425,454               144,749
 Surrenders for benefit
  payments and fees                     (166,447)                (90,658)               (2,530)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       59,203                 699,129               395,480
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                              88,481               1,109,631               411,569
NET ASSETS:
 Beginning of year                       974,602               1,742,720                 9,996
                                    ------------            ------------            ----------
 End of year                          $1,063,083              $2,852,351              $421,565
                                    ============            ============            ==========

                                   WELLS FARGO
                                   ADVANTAGE VT           WELLS FARGO
                                  SMALL/MID CAP          ADVANTAGE VT
                                    VALUE FUND         OPPORTUNITY FUND
                                 SUB-ACCOUNT (T)        SUB-ACCOUNT (U)
-----------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(10,053)                $(421)
 Net realized gain (loss) on
  security transactions                    288                    36
 Net realized gain on
  distributions                         80,946                 2,930
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                 (22,541)                  (37)
                                    ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            48,640                 2,508
                                    ----------             ---------
UNIT TRANSACTIONS:
 Purchases                             146,408                12,039
 Net transfers                         719,260                    --
 Surrenders for benefit
  payments and fees                    (12,421)                 (455)
 Net annuity transactions                   --                    --
                                    ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    853,247                11,584
                                    ----------             ---------
 Net increase (decrease) in
  net assets                           901,887                14,092
NET ASSETS:
 Beginning of year                          --                13,990
                                    ----------             ---------
 End of year                          $901,887               $28,082
                                    ==========             =========

(q) Formerly Wells Fargo Advantage Money Market Fund. Change effective May 1, 2006.

(r) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

(s)  Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1,
     2006.

(t)  Funded as of January 31, 2006.

(u) Formerly Wells Fargo Advantage Opportunity Fund. Change effective May 1,
    2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                  AIM V.I.
                                 AGGRESSIVE                 AIM V.I.                 AIM V.I.
                                 GROWTH FUND            BASIC VALUE FUND          BLUE CHIP FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(755,340)              $(4,687,075)               $(551,313)
 Net realized gain (loss) on
  security transactions             1,131,151                 3,307,179                  409,532
 Net realized gain on
  distributions                            --                 3,128,583                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,262,628                 8,648,789                  956,479
                                -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,638,439                10,397,476                  814,698
                                -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                          3,279,222                23,447,284                2,825,314
 Net transfers                       (902,848)              (18,379,939)                 427,696
 Surrenders for benefit
  payments and fees                (4,603,591)              (22,733,970)              (3,907,375)
 Net annuity transactions               9,447                     5,887                    9,447
                                -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (2,217,770)              (17,660,738)                (644,918)
                                -------------            --------------            -------------
 Net increase (decrease) in
  net assets                         (579,331)               (7,263,262)                 169,780
NET ASSETS:
 Beginning of year                 43,543,277               287,510,779               50,368,010
                                -------------            --------------            -------------
 End of year                      $42,963,946              $280,247,517              $50,537,790
                                =============            ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AIM V.I.                                         AIM V.I.                  AIM V.I.
                                       CAPITAL                 AIM V.I.               DEMOGRAPHIC               GOVERNMENT
                                  APPRECIATION FUND        CORE EQUITY FUND           TRENDS FUND            SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (A)          SUB-ACCOUNT (B)            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(800,431)                $10,898                $(496,038)               $8,198,335
 Net realized gain (loss) on
  security transactions                   516,048                     822                  485,521                    (9,054)
 Net realized gain on
  distributions                                --                      --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,596,278                  24,724                1,174,129                (8,544,705)
                                    -------------            ------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,311,895                  36,444                1,163,612                  (355,424)
                                    -------------            ------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              4,136,694                 846,042                1,816,762               133,810,950
 Net transfers                         (1,805,470)                437,379               (2,787,140)               28,817,361
 Surrenders for benefit
  payments and fees                    (3,344,180)                 (4,762)              (1,998,574)              (34,070,645)
 Net annuity transactions                      --                      --                    6,091                    70,873
                                    -------------            ------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,012,956)              1,278,659               (2,962,861)              128,628,539
                                    -------------            ------------            -------------            --------------
 Net increase (decrease) in
  net assets                            2,298,939               1,315,103               (1,799,249)              128,273,115
NET ASSETS:
 Beginning of year                     47,727,258                      --               29,492,043               372,430,403
                                    -------------            ------------            -------------            --------------
 End of year                          $50,026,197              $1,315,103              $27,692,794              $500,703,518
                                    =============            ============            =============            ==============

                                 AIM V.I.             AIM V.I.             AIM V.I.
                               INTERNATIONAL        MID CAP CORE           PREMIER
                                GROWTH FUND         EQUITY FUND          EQUITY FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(342,750)         $(4,258,865)         $(2,108,578)
 Net realized gain (loss) on
  security transactions               54,204              297,993              239,790
 Net realized gain on
  distributions                           --           11,728,568                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      7,466,741           12,413,554           14,142,839
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       7,178,195           20,181,250           12,274,051
                               -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                         8,140,432           38,099,848           83,244,845
 Net transfers                    20,481,923           15,857,022           34,348,866
 Surrenders for benefit
  payments and fees               (2,394,027)         (20,845,079)         (14,333,105)
 Net annuity transactions                 --               (3,491)              23,974
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               26,228,328           33,108,300          103,284,580
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets                      33,406,523           53,289,550          115,558,631
NET ASSETS:
 Beginning of year                25,113,792          326,873,531          203,187,476
                               -------------       --------------       --------------
 End of year                     $58,520,315         $380,163,081         $318,746,107
                               =============       ==============       ==============

(a)  From inception, May 2, 2005 to December 31, 2005.

(b) Formerly Aim V.I. Dent Demographic Trends Fund Sub-Account. Change effective July 1, 2005.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                  AIM V.I.                 AIM V.I.          AMERICAN FUNDS
                                  SMALL CAP               LARGE CAP         ASSET ALLOCATION
                                 EQUITY FUND             GROWTH FUND              FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT (A)        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(451,374)               $(18,216)           $10,326,771
 Net realized gain (loss) on
  security transactions               (31,601)                 (1,546)             4,333,132
 Net realized gain on
  distributions                            --                   3,777                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,015,561                 150,828             95,903,283
                                -------------            ------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,532,586                 134,843            110,563,186
                                -------------            ------------       ----------------
UNIT TRANSACTIONS:
 Purchases                          6,818,024                 933,876            168,296,535
 Net transfers                      3,853,580               1,989,708             53,666,496
 Surrenders for benefit
  payments and fees                (1,129,168)                (57,266)           (99,871,670)
 Net annuity transactions              13,554                      --                257,990
                                -------------            ------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 9,555,990               2,866,318            122,349,351
                                -------------            ------------       ----------------
 Net increase (decrease) in
  net assets                       11,088,576               3,001,161            232,912,537
NET ASSETS:
 Beginning of year                 19,379,565                      --          1,386,391,812
                                -------------            ------------       ----------------
 End of year                      $30,468,141              $3,001,161         $1,619,304,349
                                =============            ============       ================

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                AMERICAN FUNDS
                                  BLUE CHIP                                          AMERICAN FUNDS
                                  INCOME AND               AMERICAN FUNDS                GLOBAL            AMERICAN FUNDS
                                 GROWTH FUND                 BOND FUND                GROWTH FUND           GROWTH FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(7,415,049)              $20,774,429               $(4,457,906)          $(28,744,837)
 Net realized gain (loss) on
  security transactions               4,190,496                 1,266,666                 2,185,196             22,113,554
 Net realized gain on
  distributions                              --                        --                        --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        67,709,688               (22,427,692)               63,418,193            442,795,353
                               ----------------            --------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                         64,485,135                  (386,597)               61,145,483            436,164,070
                               ----------------            --------------            --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                          111,110,659               102,454,740                63,594,309            411,655,717
 Net transfers                       21,150,510                43,443,053                27,169,335             88,339,428
 Surrenders for benefit
  payments and fees                 (76,582,226)              (73,221,587)              (30,312,899)          (203,200,845)
 Net annuity transactions               193,184                   205,530                   (27,800)               136,886
                               ----------------            --------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  55,872,127                72,881,736                60,422,945            296,931,186
                               ----------------            --------------            --------------       ----------------
 Net increase (decrease) in
  net assets                        120,357,262                72,495,139               121,568,428            733,095,256
NET ASSETS:
 Beginning of year                1,110,774,765               926,352,063               443,977,259          2,824,738,393
                               ----------------            --------------            --------------       ----------------
 End of year                     $1,231,132,027              $998,847,202              $565,545,687         $3,557,833,649
                               ================            ==============            ==============       ================


                                AMERICAN FUNDS
                                GROWTH-INCOME              AMERICAN FUNDS            AMERICAN FUNDS
                                     FUND                INTERNATIONAL FUND          NEW WORLD FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(7,625,642)                $(128,959)                $(775,607)
 Net realized gain (loss) on
  security transactions              16,729,601                 3,436,037                   211,472
 Net realized gain on
  distributions                      13,819,630                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       126,429,965               132,377,173                31,244,380
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        149,353,554               135,684,251                30,680,245
                               ----------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          462,595,510               112,497,957                34,669,108
 Net transfers                      126,682,416                56,678,643                41,657,680
 Surrenders for benefit
  payments and fees                (231,695,384)              (40,201,041)              (10,109,117)
 Net annuity transactions               299,859                    50,258                   (16,903)
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 357,882,401               129,025,817                66,200,768
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets                        507,235,955               264,710,068                96,881,013
NET ASSETS:
 Beginning of year                3,177,845,595               590,177,063               127,529,010
                               ----------------            --------------            --------------
 End of year                     $3,685,081,550              $854,887,131              $224,410,023
                               ================            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS               FRANKLIN              FRANKLIN
                                      GLOBAL SMALL            RISING DIVIDENDS           INCOME
                                  CAPITALIZATION FUND         SECURITIES FUND       SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,152,304)              $(3,857,657)           $19,770,278
 Net realized gain (loss) on
  security transactions                   1,778,371                   111,987                (52,228)
 Net realized gain on
  distributions                                  --                 2,737,504              3,470,793
 Net unrealized appreciation
  (depreciation) of
  investments during the year            68,502,061                13,413,082            (23,887,673)
                                     --------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                             68,128,128                12,404,916               (698,830)
                                     --------------            --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                               45,975,253               132,205,915            369,053,048
 Net transfers                           39,954,638                67,358,285            185,022,671
 Surrenders for benefit
  payments and fees                     (18,802,089)              (23,966,469)           (65,684,313)
 Net annuity transactions                    (8,156)                   21,865                268,614
                                     --------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      67,119,646               175,619,596            488,660,020
                                     --------------            --------------       ----------------
 Net increase (decrease) in
  net assets                            135,247,774               188,024,512            487,961,190
NET ASSETS:
 Beginning of year                      250,295,102               354,900,364            895,948,964
                                     --------------            --------------       ----------------
 End of year                           $385,542,876              $542,924,876         $1,383,910,154
                                     ==============            ==============       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                                      FRANKLIN
                                      LARGE CAP            FRANKLIN               SMALL-MID CAP                FRANKLIN
                                        GROWTH            REAL ESTATE                 GROWTH               STRATEGIC INCOME
                                   SECURITIES FUND           FUND                SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT (C)             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,584,442)           $(18,036)              $(5,707,007)              $13,082,618
 Net realized gain (loss) on
  security transactions                     26,391           1,691,701                 4,637,905                   200,667
 Net realized gain on
  distributions                                 --           2,368,657                        --                 3,378,177
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,747,158             237,541                10,915,783               (15,805,063)
                                    --------------       -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                               189,107           4,279,863                 9,846,681                   856,399
                                    --------------       -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                              41,032,471             196,931                29,428,263                82,903,227
 Net transfers                          23,492,318          (3,622,553)              (20,489,116)               59,713,925
 Surrenders for benefit
  payments and fees                     (6,443,039)         (3,490,924)              (24,293,559)              (29,935,503)
 Net annuity transactions                    8,750             (13,089)                   35,891                    79,742
                                    --------------       -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     58,090,500          (6,929,635)              (15,318,521)              112,761,391
                                    --------------       -------------            --------------            --------------
 Net increase (decrease) in
  net assets                            58,279,607          (2,649,772)               (5,471,840)              113,617,790
NET ASSETS:
 Beginning of year                     100,954,178          41,699,004               352,478,886               381,664,275
                                    --------------       -------------            --------------            --------------
 End of year                          $159,233,785         $39,049,232              $347,007,046              $495,282,065
                                    ==============       =============            ==============            ==============

                                      FRANKLIN
                                      FLEX CAP                 FRANKLIN
                                       GROWTH              LARGE CAP VALUE       MUTUAL SHARES
                                   SECURITIES FUND         SECURITIES FUND      SECURITIES FUND
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)        SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(76,029)                 $3,617            $(9,234,478)
 Net realized gain (loss) on
  security transactions                     2,075                     590              2,945,640
 Net realized gain on
  distributions                                --                      --              3,731,131
 Net unrealized appreciation
  (depreciation) of
  investments during the year             776,705                 131,372            103,110,236
                                    -------------            ------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                              702,751                 135,579            100,552,529
                                    -------------            ------------       ----------------
UNIT TRANSACTIONS:
 Purchases                              8,377,788               2,764,889            207,416,352
 Net transfers                          6,431,300               2,559,554             93,391,623
 Surrenders for benefit
  payments and fees                       (99,798)                (51,589)           (72,071,191)
 Net annuity transactions                      --                      --                 98,895
                                    -------------            ------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    14,709,290               5,272,854            228,835,679
                                    -------------            ------------       ----------------
 Net increase (decrease) in
  net assets                           15,412,041               5,408,433            329,388,208
NET ASSETS:
 Beginning of year                             --                      --            984,060,457
                                    -------------            ------------       ----------------
 End of year                          $15,412,041              $5,408,433         $1,313,448,665
                                    =============            ============       ================

(a)  From inception, May 2, 2005 to December 31, 2005.

(c)  Formerly Franklin Small Cap Fund Sub-Account. Change effective May 1, 2005.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                                           TEMPLETON
                                       TEMPLETON                 TEMPLETON                  GLOBAL
                                   DEVELOPING MARKETS             FOREIGN              ASSET ALLOCATION
                                    SECURITIES FUND           SECURITIES FUND                FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(335,764)              $(2,596,318)                $350,250
 Net realized gain (loss) on
  security transactions                     281,089                   952,837                  189,257
 Net realized gain on
  distributions                                  --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            26,596,177                41,484,842                 (243,191)
                                     --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             26,541,502                39,841,361                  296,316
                                     --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                               20,547,058               111,517,180                   81,544
 Net transfers                           38,577,254                38,163,968                  (11,409)
 Surrenders for benefit
  payments and fees                      (6,015,907)              (22,151,886)              (1,615,205)
 Net annuity transactions                    60,044                   111,220                   (5,052)
                                     --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      53,168,449               127,640,482               (1,550,122)
                                     --------------            --------------            -------------
 Net increase (decrease) in
  net assets                             79,709,951               167,481,843               (1,253,806)
NET ASSETS:
 Beginning of year                       72,977,416               356,140,468               15,639,336
                                     --------------            --------------            -------------
 End of year                           $152,687,367              $523,622,311              $14,385,530
                                     ==============            ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   TEMPLETON                                       HARTFORD
                                     GROWTH               MUTUAL DISCOVERY       MONEY MARKET              MFS CAPITAL
                                SECURITIES FUND           SECURITIES FUND          HLS FUND            OPPORTUNITIES SERIES
                                  SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(3,483,502)                $(926,439)          $2,965,016                 $(439,841)
 Net realized gain (loss)
  on security transactions              275,358                    53,517                    6                (1,792,234)
 Net realized gain on
  distributions                              --                        --                   --                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               44,567,889                28,185,907                   --                 2,062,931
                                 --------------            --------------       --------------            --------------
 Net increase (decrease)
  in net assets resulting
  from operations                    41,359,745                27,312,985            2,965,022                  (169,144)
                                 --------------            --------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          172,299,011                62,252,207           88,376,296                 1,175,977
 Net transfers                       79,343,486                87,599,782           43,577,690                (7,019,944)
 Surrenders for benefit
  payments and fees                 (26,819,405)               (9,026,361)         (91,428,588)               (5,404,480)
 Net annuity transactions               121,500                    13,343              164,238                      (253)
                                 --------------            --------------       --------------            --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            224,944,592               140,838,971           40,689,636               (11,248,700)
                                 --------------            --------------       --------------            --------------
 Net increase (decrease)
  in net assets                     266,304,337               168,151,956           43,654,658               (11,417,844)
NET ASSETS:
 Beginning of year                  408,911,689               105,218,533          223,839,413                66,329,614
                                 --------------            --------------       --------------            --------------
 End of year                       $675,216,026              $273,370,489         $267,494,071               $54,911,770
                                 ==============            ==============       ==============            ==============


                                 MFS EMERGING         MFS GLOBAL            MFS HIGH
                                 GROWTH SERIES       EQUITY SERIES       INCOME SERIES
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(847,793)          $(310,728)         $11,312,851
 Net realized gain (loss)
  on security transactions          (3,281,318)            231,204            1,429,195
 Net realized gain on
  distributions                             --             410,353                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               7,909,344           1,065,567          (11,775,015)
                                 -------------       -------------       --------------
 Net increase (decrease)
  in net assets resulting
  from operations                    3,780,233           1,396,396              967,031
                                 -------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                           2,558,174           2,419,902           17,040,469
 Net transfers                      (2,685,325)            514,798          (17,844,190)
 Surrenders for benefit
  payments and fees                 (4,462,344)         (1,622,532)         (18,192,806)
 Net annuity transactions               (3,514)             25,053                7,619
                                 -------------       -------------       --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (4,593,009)          1,337,221          (18,988,908)
                                 -------------       -------------       --------------
 Net increase (decrease)
  in net assets                       (812,776)          2,733,617          (18,021,877)
NET ASSETS:
 Beginning of year                  57,459,982          21,811,691          247,363,873
                                 -------------       -------------       --------------
 End of year                       $56,647,206         $24,545,308         $229,341,996
                                 =============       =============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                MFS INVESTORS
                                    GROWTH           MFS INVESTORS         MFS MID CAP
                                 STOCK SERIES         TRUST SERIES        GROWTH SERIES
                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,439,628)         $(3,411,503)         $(2,682,414)
 Net realized gain (loss) on
  security transactions               (708,890)             243,836            2,391,430
 Net realized gain on
  distributions                             --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        5,319,485           20,981,951            2,178,955
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         3,170,967           17,814,284            1,887,971
                                --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           4,935,040           73,369,464           10,824,830
 Net transfers                      (4,193,760)          27,796,005           (6,233,158)
 Surrenders for benefit
  payments and fees                 (9,997,152)         (17,005,637)         (12,566,651)
 Net annuity transactions               34,041               18,614               10,596
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (9,221,831)          84,178,446           (7,964,383)
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets                        (6,050,864)         101,992,730           (6,076,412)
NET ASSETS:
 Beginning of year                 122,812,783          241,340,898          169,901,733
                                --------------       --------------       --------------
 End of year                      $116,761,919         $343,333,628         $163,825,321
                                ==============       ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MFS NEW              MFS TOTAL             MFS VALUE              MFS RESEARCH
                                DISCOVERY SERIES       RETURN SERIES            SERIES                BOND SERIES
                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(3,144,453)            $3,256,746           $(714,630)               $(42,128)
 Net realized gain (loss)
  on security transactions              356,369              1,679,459              63,682                  (3,023)
 Net realized gain on
  distributions                              --             42,654,795           1,441,538                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               11,582,692            (33,430,725)          2,758,263                  47,237
                                 --------------       ----------------       -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     8,794,608             14,160,275           3,548,853                   2,086
                                 --------------       ----------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                           42,117,174            186,633,660          17,177,995               2,206,541
 Net transfers                        9,921,965             87,607,711          21,816,148               6,848,514
 Surrenders for benefit
  payments and fees                 (12,291,856)           (77,206,603)         (4,514,068)               (178,996)
 Net annuity transactions                23,624                 30,895              35,904                 177,214
                                 --------------       ----------------       -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             39,770,907            197,065,663          34,515,979               9,053,273
                                 --------------       ----------------       -------------            ------------
 Net increase (decrease)
  in net assets                      48,565,515            211,225,938          38,064,832               9,055,359
NET ASSETS:
 Beginning of year                  164,932,782          1,006,103,269          48,216,381                      --
                                 --------------       ----------------       -------------            ------------
 End of year                       $213,498,297         $1,217,329,207         $86,281,213              $9,055,359
                                 ==============       ================       =============            ============

                                 MFS RESEARCH            MFS RESEARCH           MECURY GLOBAL
                             INTERNATIONAL SERIES           SERIES             GROWTH V.I. FUND
                               SUB-ACCOUNT (A)         SUB-ACCOUNT (A)         SUB-ACCOUNT (D)
--------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                                $(877)               $(10,574)                $(6,962)
 Net realized gain (loss)
  on security transactions             20,733                   4,681                 (15,970)
 Net realized gain on
  distributions                        49,010                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                306,961                  74,468                 176,451
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     375,827                  68,575                 153,519
                                 ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                            870,140               1,235,718                  11,839
 Net transfers                      2,563,681               1,068,266                 (20,863)
 Surrenders for benefit
  payments and fees                   (42,792)                (14,274)               (142,674)
 Net annuity transactions                  --                      --                      --
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            3,391,029               2,289,710                (151,698)
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets                     3,766,856               2,358,285                   1,821
NET ASSETS:
 Beginning of year                         --                      --               1,300,023
                                 ------------            ------------            ------------
 End of year                       $3,766,856              $2,358,285              $1,301,844
                                 ============            ============            ============

(a)  From inception, May 2, 2005 to December 31, 2005.

(d) Formerly Merrill Lynch Global Growth V.I. Fund Sub-Account. Change effective May 1, 2005.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                       MERCURY
                                      LARGE CAP            JENNISON 20/20           JENNISON
                                   GROWTH V.I. FUND       FOCUS PORTFOLIO          PORTFOLIO
                                   SUB-ACCOUNT (E)          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(43,452)              $(8,769)              $(4,711)
 Net realized gain (loss) on
  security transactions                    44,432                21,393                (9,763)
 Net realized gain on
  distributions                                --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             225,514                91,643                38,405
                                     ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              226,494               104,267                23,931
                                     ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 20,238                10,000                15,044
 Net transfers                           (137,454)               73,549               (35,132)
 Surrenders for benefit
  payments and fees                      (155,859)              (39,651)              (67,186)
 Net annuity transactions                      --                    --                    --
                                     ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (273,075)               43,898               (87,274)
                                     ------------            ----------            ----------
 Net increase (decrease) in
  net assets                              (46,581)              148,165               (63,343)
NET ASSETS:
 Beginning of year                      2,848,716               422,843               325,092
                                     ------------            ----------            ----------
 End of year                           $2,802,135              $571,008              $261,749
                                     ============            ==========            ==========

(e) Formerly Merrill Large Cap Growth V.I. Fund Sub-Account. Change effective May 1, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           WELLS FARGO             WELLS FARGO
                                                            ADVANTAGE               ADVANTAGE              WELLS FARGO
                                    PRUDENTIAL           ASSET ALLOCATION          TOTAL RETURN          ADVANTAGE EQUITY
                                  VALUE PORTFOLIO              FUND                 BOND FUND              INCOME FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (F)         SUB-ACCOUNT (G)         SUB-ACCOUNT (H)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(6,633)                 $1,424                 $70,599                 $(6,601)
 Net realized gain (loss) on
  security transactions                 102,048                   1,242                  (9,773)                  8,258
 Net realized gain on
  distributions                              --                  38,344                  19,096                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (12,875)                 10,225                 (87,355)                 56,408
                                    -----------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             82,540                  51,235                  (7,433)                 58,065
                                    -----------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                   --                  65,841               1,115,894                 527,957
 Net transfers                         (258,179)                 39,109                 692,233                 645,083
 Surrenders for benefit
  payments and fees                      (4,916)                (64,736)               (510,107)               (115,843)
 Net annuity transactions                    --                      --                      --                      --
                                    -----------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (263,095)                 40,214               1,298,020               1,057,197
                                    -----------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           (180,555)                 91,449               1,290,587               1,115,262
NET ASSETS:
 Beginning of year                      619,188               1,785,916               3,710,909               1,070,247
                                    -----------            ------------            ------------            ------------
 End of year                           $438,633              $1,877,365              $5,001,496              $2,185,509
                                    ===========            ============            ============            ============

                                   WELLS FARGO           WELLS FARGO            WELLS FARGO
                                  ADVANTAGE C&B           ADVANTAGE              ADVANTAGE
                                    LARGE CAP           LARGE COMPANY          INTERNATIONAL
                                    VALUE FUND            CORE FUND              CORE FUND
                                 SUB-ACCOUNT (I)       SUB-ACCOUNT (J)        SUB-ACCOUNT (K)
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(4,012)              $(1,634)                 $8,163
 Net realized gain (loss) on
  security transactions                  6,719                   162                   2,385
 Net realized gain on
  distributions                             --                    --                  32,752
 Net unrealized appreciation
  (depreciation) of
  investments during the year              243                (2,519)                 71,485
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,950                (3,991)                114,785
                                    ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              57,385                13,639                 505,404
 Net transfers                         165,950                20,786                 575,591
 Surrenders for benefit
  payments and fees                    (40,856)               (4,305)                (41,323)
 Net annuity transactions                   --                    --                      --
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    182,479                30,120               1,039,672
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets                           185,429                26,129               1,154,457
NET ASSETS:
 Beginning of year                     248,755               106,467                 620,226
                                    ----------            ----------            ------------
 End of year                          $434,184              $132,596              $1,774,683
                                    ==========            ==========            ============

(f) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.

(g) Formerly Wells Fargo Total Return Bond Fund Sub-Account. Change effective April 11, 2005.

(h) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.

(i) Formerly Wells Fargo Equity Value Fund Sub-Account. Change effective April 11, 2005.

(j)  Formerly Wells Fargo Growth Fund Sub-Account. Change effective April 11,
     2005.

(k) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO             WELLS FARGO
                                     ADVANTAGE               ADVANTAGE               ADVANTAGE
                                   LARGE COMPANY            MONEY MARKET             SMALL CAP
                                    GROWTH FUND                 FUND                GROWTH FUND
                                  SUB-ACCOUNT (L)         SUB-ACCOUNT (M)         SUB-ACCOUNT (N)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(56,528)                 $8,432                $(26,453)
 Net realized gain (loss) on
  security transactions                   15,522                      --                  16,564
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   186,810                      --                 102,664
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             145,804                   8,432                  92,775
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               449,590                 118,318                 359,394
 Net transfers                           260,783                (572,534)                324,144
 Surrenders for benefit
  payments and fees                     (168,123)                (28,402)                (49,132)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      542,250                (482,618)                634,406
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             688,054                (474,186)                727,181
NET ASSETS:
 Beginning of year                     2,813,519               1,448,788               1,015,539
                                    ------------            ------------            ------------
 End of year                          $3,501,573                $974,602              $1,742,720
                                    ============            ============            ============


                                   WELLS FARGO           WELLS FARGO
                                    ADVANTAGE             ADVANTAGE
                                 DISCOVERY FUND       OPPORTUNITY FUND
                                 SUB-ACCOUNT (O)       SUB-ACCOUNT (O)
-----------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(19)                 $(48)
 Net realized gain (loss) on
  security transactions                    --                    --
 Net realized gain on
  distributions                            --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                     14                    36
                                    ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               (5)                  (12)
                                    ---------             ---------
UNIT TRANSACTIONS:
 Purchases                                 --                 4,000
 Net transfers                         10,001                10,002
 Surrenders for benefit
  payments and fees                        --                    --
 Net annuity transactions                  --                    --
                                    ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    10,001                14,002
                                    ---------             ---------
 Net increase (decrease) in
  net assets                            9,996                13,990
NET ASSETS:
 Beginning of year                         --                    --
                                    ---------             ---------
 End of year                           $9,996               $13,990
                                    =========             =========

(l) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.

(m) Formerly Wells Fargo Money Market Fund Sub-Account. Change effective April 11, 2005.

(n) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.

(o) From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AIM V.I. Basic Value Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Large Cap Growth Fund, American Funds Global Bond Fund, American Funds Capital World Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Real Estate Fund, Franklin Small-Mid Growth Securities Fund, Franklin Strategic Income Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Hartford Money Market HLS Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, MFS Research International Series, MFS Research Series, BlackRock Global Growth V.I. Fund, BlackRock Large Cap Growth V.I. Fund, International Growth Equity, U.S. Mid Cap Value, Focus Growth, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, SP William Blair International Growth Portfolio, Growth and Income, Comstock, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small/ Mid Cap Value Fund and Wells Fargo Advantage VT Opportunity Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company as issuer of variable annuity contracts provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.55% of the Account's average daily net assets.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will charge an expense to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       d) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be charged to the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                             PURCHASES          PROCEEDS
SUB-ACCOUNT                                   AT COST          FROM SALES
----------------------------------------------------------------------------
AIM V.I. Basic Value Fund                      $36,299,136       $62,134,116
AIM V.I. Capital Appreciation Fund             108,275,151       116,884,738
AIM V.I. Core Equity Fund                      405,637,264       406,423,954
AIM V.I. Government Securities Fund            186,755,463        82,242,129
AIM V. I. International Growth Fund             55,665,725        29,545,957
AIM V.I. Mid Cap Core Equity Fund               76,581,227        79,241,485
AIM V.I. Small Cap Equity Fund                  51,907,730        15,591,957
AIM V.I. Large Cap Growth Fund                  67,076,837        73,125,073
American Funds Global Bond Fund                  8,167,501            99,255
American Funds Capital World Growth and
 Income Fund                                   194,152,159         2,398,290
American Funds Asset Allocation Fund           258,212,435       169,551,421
American Funds Blue Chip Income and
 Growth Fund                                   219,663,514       191,122,851
American Funds Bond Fund                       193,047,983       123,327,500
American Funds Global Growth Fund              112,592,547        72,842,306
American Funds Growth Fund                     532,591,058       373,094,311
American Funds Growth-Income Fund              585,546,029       364,519,415
American Funds International Fund              231,986,055        96,189,682

-------------------------------------------------------------------------------

                                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                                       AT COST          FROM SALES
------------------------------------------------------------------------------------------------
American Funds New World Fund                                     $130,103,976       $63,978,073
American Funds Global Small Capitalization Fund                    146,836,187        89,087,320
Franklin Rising Dividends Securities Fund                          281,341,125        42,914,180
Franklin Income Securities Fund                                    543,328,982        91,284,254
Franklin Large Cap Growth Securities Fund                           54,692,657        20,241,769
Franklin Real Estate Fund                                            5,459,989        10,959,546
Franklin Small-Mid Cap Growth Securities Fund                       63,234,291        69,220,870
Franklin Strategic Income Securities Fund                          148,212,504        56,792,013
Franklin Flex Cap Growth Securities Fund                            27,030,279         9,446,599
Franklin Large Cap Value Securities Fund                            17,993,092         7,173,871
Mutual Shares Securities Fund                                      353,744,609       108,766,740
Templeton Developing Markets Securities Fund                        82,784,306        56,494,903
Templeton Foreign Securities Fund                                  137,039,798        72,462,124
Templeton Global Asset Allocation Fund                               3,006,366         2,662,647
Templeton Growth Securities Fund                                   241,707,398        52,637,584
Mutual Discovery Securities Fund                                   212,869,453        36,076,854
Hartford Money Market HLS Fund                                     550,259,203       441,319,830
MFS Capital Opportunities Series                                     2,283,344        13,412,081
MFS Emerging Growth Series                                           9,991,946        15,921,217
MFS Global Equity Series                                            19,401,960        10,139,956
MFS High Income Series                                              59,900,608        64,962,907
MFS Investors Growth Stock Series                                   11,127,244        30,295,704
MFS Investors Trust Series                                          96,671,558        42,097,525
MFS Mid Cap Growth Series                                           22,031,014        41,828,322
MFS New Discovery Series                                           118,742,686        44,745,898
MFS Total Return Series                                            257,350,082       143,003,490
MFS Value Series                                                    84,345,213        13,837,535
MFS Research Bond Series                                            29,711,499         4,010,909
MFS Research International Series                                   24,940,557         7,767,067
MFS Research Series                                                 17,545,953         6,652,960
BlackRock Global Growth V.I. Fund                                       84,131           222,385
BlackRock Large Cap Growth V. I. Fund                                  258,718           642,007
International Growth Equity                                             82,309               428
U.S. Mid Cap Value                                                     691,404             6,343
Focus Growth                                                           186,356            31,195
Capital Opportunities                                                1,114,211            11,832
Developing Growth                                                      145,560               639
Flexible Income                                                        476,504             2,682
Dividend Growth                                                        337,925               882
Global Equity                                                          220,103             1,158
Jennison 20/20 Focus Portfolio                                         116,047            85,607
Jennison Portfolio                                                         163           101,725
Prudential Value Portfolio                                              57,723            90,129
SP William Blair International Growth Portfolio                          6,868                68
Growth and Income                                                    4,049,301           102,510
Comstock                                                             1,573,011           115,533
Wells Fargo Advantage VT Asset Allocation Fund                         273,853           377,682
Wells Fargo Advantage VT Total Return Bond Fund                      1,746,248           764,955

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                                       AT COST          FROM SALES
------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Equity Income Fund                         $1,028,674          $566,461
Wells Fargo Advantage VT C&B Large Cap Value Fund                      449,466            51,609
Wells Fargo Advantage VT Large Company Core Fund                        27,434            12,233
Wells Fargo Advantage VT International Core Fund                     1,067,401           376,633
Wells Fargo Advantage VT Large Company Growth Fund                     773,662           775,832
Wells Fargo Advantage VT Money Market Fund                           1,259,917         1,171,525
Wells Fargo Advantage VT Small Cap Growth Fund                       1,044,189           332,571
Wells Fargo Advantage VT Discovery Fund                                433,973            41,661
Wells Fargo Advantage VT Small/Mid Cap Value Fund                      949,536            25,388
Wells Fargo Advantage VT Opportunity Fund                               14,969               868
                                                              ----------------  ----------------
                                                                $7,096,315,349    $3,934,441,729
                                                              ================  ================

5.     CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                    18,457,770     42,969,547     (24,511,777)
AIM V.I. Capital Appreciation Fund           77,559,769     85,890,370      (8,330,601)
AIM V.I. Core Equity Fund                    62,231,004    334,483,712    (272,252,708)
AIM V.I. Government Securities Fund         157,557,267     72,846,300      84,710,967
AIM V. I. International Growth Fund          30,448,605     16,508,767      13,939,838
AIM V.I. Mid Cap Core Equity Fund            25,010,306     49,036,213     (24,025,907)
AIM V.I. Small Cap Equity Fund                3,657,580      1,132,481       2,525,099
AIM V.I. Large Cap Growth Fund               11,609,333     53,116,357     (41,507,024)
American Funds Global Bond Fund                 797,043          9,021         788,022
American Funds Capital World Growth and
 Income Fund                                 19,479,002        241,989      19,237,013
American Funds Asset Allocation Fund         16,566,747     12,262,843       4,303,904
American Funds Blue Chip Income and
 Growth Fund                                133,021,937    162,677,839     (29,655,902)
American Funds Bond Fund                     12,328,844      8,766,444       3,562,400
American Funds Global Growth Fund             8,887,757      5,561,881       3,325,876
American Funds Growth Fund                   44,516,601     31,584,966      12,931,635
American Funds Growth-Income Fund            35,052,095     25,644,007       9,408,088
American Funds International Fund            16,805,503      7,085,797       9,719,706
American Funds New World Fund                 6,855,933      3,490,982       3,364,951
American Funds Global Small
 Capitalization Fund                          7,711,730      5,258,198       2,453,532
Franklin Rising Dividends Securities
 Fund                                        19,415,305      2,831,919      16,583,386
Franklin Income Securities Fund              34,816,860      5,912,393      28,904,467
Franklin Large Cap Growth Securities
 Fund                                         5,080,791      1,776,800       3,303,991
Franklin Real Estate Fund                        79,823        434,136        (354,313)
Franklin Small-Mid Cap Growth Securities
 Fund                                         6,532,480      6,833,618        (301,138)
Franklin Strategic Income Securities
 Fund                                         8,588,399      3,674,466       4,913,933
Franklin Flex Cap Growth Securities Fund      2,607,150        884,912       1,722,238
Franklin Large Cap Value Securities Fund      1,631,617        630,947       1,000,670
Mutual Shares Securities Fund                18,976,514      6,435,543      12,540,971

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
 Fund                                         4,319,429      3,048,671       1,270,758
Templeton Foreign Securities Fund            11,312,730      5,754,579       5,558,151
Templeton Global Asset Allocation Fund           71,738        172,230        (100,492)
Templeton Growth Securities Fund             14,898,565      3,450,263      11,448,302
Mutual Discovery Securities Fund             11,155,513      1,934,931       9,220,582
Hartford Money Market HLS Fund              509,345,352    415,584,280      93,761,072
MFS Capital Opportunities Series                289,458      1,647,758      (1,358,300)
MFS Emerging Growth Series                    1,521,245      2,257,508        (736,263)
MFS Global Equity Series                      1,297,524        739,109         558,415
MFS High Income Series                        3,638,766      5,215,489      (1,576,723)
MFS Investors Growth Stock Series             1,644,140      4,085,881      (2,441,741)
MFS Investors Trust Series                   10,925,206      4,412,418       6,512,788
MFS Mid Cap Growth Series                     2,969,214      6,629,986      (3,660,772)
MFS New Discovery Series                     11,217,708      4,152,527       7,065,181
MFS Total Return Series                      15,051,302     10,185,669       4,865,633
MFS Value Series                              5,176,897        855,909       4,320,988
MFS Research Bond Series                      2,941,233        390,495       2,550,738
MFS Research International Series             1,809,048        566,568       1,242,480
MFS Research Series                           1,589,622        583,125       1,006,497
BlackRock Global Growth V.I. Fund                 6,132         15,380          (9,248)
BlackRock Large Cap Growth V. I. Fund            24,130         57,725         (33,595)
International Growth Equity                       7,685             --           7,685
U.S. Mid Cap Value                               61,446            365          61,081
Focus Growth                                     27,634          4,546          23,088
Capital Opportunities                           252,110          2,200         249,910
Developing Growth                                16,394             12          16,382
Flexible Income                                  41,090            115          40,975
Dividend Growth                                  27,623             --          27,623
Global Equity                                    21,284             53          21,231
Jennison 20/20 Focus Portfolio                   62,222         57,494           4,728
Jennison Portfolio                                  190        105,240        (105,050)
Prudential Value Portfolio                       30,149         66,878         (36,729)
SP William Blair International Growth
 Portfolio                                        6,959             --           6,959
Growth and Income                               251,409          5,999         245,410
Comstock                                         98,343          6,898          91,445
Wells Fargo Advantage VT Asset
 Allocation Fund                                174,317        288,856        (114,539)
Wells Fargo Advantage VT Total Return
 Bond Fund                                    1,357,389        607,696         749,693
Wells Fargo Advantage VT Equity Income
 Fund                                           808,290        434,652         373,638
Wells Fargo Advantage VT C&B Large Cap
 Value Fund                                     379,197         33,887         345,310
Wells Fargo Advantage VT Large Company
 Core Fund                                       27,123          9,581          17,542
Wells Fargo Advantage VT International
 Core Fund                                      727,347        269,545         457,802
Wells Fargo Advantage VT Large Company
 Growth Fund                                    786,850        715,120          71,730
Wells Fargo Advantage VT Money Market
 Fund                                         1,224,578      1,162,406          62,172
Wells Fargo Advantage VT Small Cap
 Growth Fund                                    786,416        236,759         549,657
Wells Fargo Advantage VT Discovery Fund          35,865          3,349          32,516
Wells Fargo Advantage VT Small/Mid Cap
 Value Fund                                      67,385          1,483          65,902
Wells Fargo Advantage VT Opportunity
 Fund                                             1,109             42           1,067

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                              UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund               6,303,799      8,052,817     (1,749,018)
AIM V.I. Basic Value Fund                    28,708,535     42,274,966    (13,566,431)
AIM V.I. Blue Chip Fund                      10,229,632     10,774,929       (545,297)
AIM V.I. Capital Appreciation Fund            6,140,377      6,849,256       (708,879)
AIM V.I. Core Equity Fund                       137,407          9,159        128,248
AIM V.I. Demographic Trends Fund              3,843,633      6,210,128     (2,366,495)
AIM V.I. Government Securities Fund         174,142,363     53,072,695    121,069,668
AIM V.I. International Growth Fund           22,776,533      4,587,985     18,188,548
AIM V.I. Mid Cap Core Equity Fund            52,404,835     28,687,760     23,717,075
AIM V.I. Premier Equity Fund                121,015,730     18,197,358    102,818,372
AIM V.I. Small Cap Equity Fund                1,411,679        601,873        809,806
AIM V.I. Large Cap Growth Fund                  331,843         51,493        280,350
American Funds Asset Allocation Fund         20,555,263      9,660,056     10,895,207
American Funds Blue Chip Income and
 Growth Fund                                148,260,053     89,520,669     58,739,384
American Funds Bond Fund                     12,377,166      6,589,333      5,787,833
American Funds Global Growth Fund             9,061,925      3,374,771      5,687,154
American Funds Growth Fund                   46,489,817     17,865,851     28,623,966
American Funds Growth-Income Fund            46,354,545     15,850,629     30,503,916
American Funds International Fund            17,090,467      4,774,233     12,316,234
American Funds New World Fund                 6,254,828      1,754,277      4,500,551
American Funds Global Small
 Capitalization Fund                          7,672,208      2,463,272      5,208,936
Franklin Rising Dividends Securities
 Fund                                        16,318,966      2,619,743     13,699,223
Franklin Income Securities Fund              40,878,288      3,914,817     36,963,471
Franklin Large Cap Growth Securities
 Fund                                         6,162,327        681,978      5,480,349
Franklin Real Estate Fund                       129,440        457,377       (327,937)
Franklin Small-Mid Cap Growth Securities
 Fund                                         5,666,341      7,654,374     (1,988,033)
Franklin Strategic Income Securities
 Fund                                        10,460,679      2,313,556      8,147,123
Franklin Flex Cap Growth Securities Fund      1,602,494        125,339      1,477,155
Franklin Large Cap Value Securities Fund        561,957         35,828        526,129
Mutual Shares Securities Fund                20,722,669      4,021,943     16,700,726
Templeton Developing Markets Securities
 Fund                                         4,915,055      1,331,189      3,583,866
Templeton Foreign Securities Fund            18,272,560      5,879,282     12,393,278
Templeton Global Asset Allocation Fund           69,198        186,521       (117,323)
Templeton Growth Securities Fund             20,374,318      1,987,522     18,386,796
Mutual Discovery Securities Fund             10,233,092        836,085      9,397,007
Hartford Money Market HLS Fund              341,462,103    300,998,733     40,463,370
MFS Capital Opportunities Series                532,710      2,052,320     (1,519,610)
MFS Emerging Growth Series                    1,197,546      1,927,888       (730,342)
MFS Global Equity Series                        739,050        622,625        116,425
MFS High Income Series                        5,545,865      7,142,266     (1,596,401)
MFS Investors Growth Stock Series             1,547,161      2,840,931     (1,293,770)
MFS Investors Trust Series                   12,829,242      2,558,506     10,270,736
MFS Mid Cap Growth Series                     3,917,873      5,197,688     (1,279,815)
MFS New Discovery Series                      7,156,771      3,020,894      4,135,877
MFS Total Return Series                      20,566,237      4,764,958     15,801,279

-------------------------------------------------------------------------------

                                              UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------
MFS Value Series                              3,107,633        629,146      2,478,487
MFS Research Bond Series                      1,011,676        105,929        905,747
MFS Research International Series               404,640         89,356        315,284
MFS Research Series                             278,037         55,209        222,828
Mecury Global Growth V.I. Fund                    3,429         19,415        (15,986)
Mercury Large Cap Growth V.I. Fund                6,245         33,540        (27,295)
Jennison 20/20 Focus Portfolio                  283,628        229,627         54,001
Jennison Portfolio                               19,834        130,604       (110,770)
Prudential Value Portfolio                       59,135        291,394       (232,259)
Wells Fargo Advantage Asset Allocation
 Fund                                           243,494        209,997         33,497
Wells Fargo Advantage Total Return Bond
 Fund                                         1,781,406        635,141      1,146,265
Wells Fargo Advantage Equity Income Fund      1,131,656        216,314        915,342
Wells Fargo Advantage C&B Large Cap
 Value Fund                                     209,872         38,851        171,021
Wells Fargo Advantage Large Company Core
 Fund                                            36,136          4,522         31,614
Wells Fargo Advantage International Core
 Fund                                         1,068,535        141,074        927,461
Wells Fargo Advantage Large Company
 Growth Fund                                  1,040,036        476,727        563,309
Wells Fargo Advantage Money Market Fund       2,120,449      2,618,173       (497,724)
Wells Fargo Advantage Small Cap Growth
 Fund                                           789,612        188,248        601,364
Wells Fargo Advantage Discovery Fund                891             --            891
Wells Fargo Advantage Opportunity Fund            1,294             --          1,294

6.     FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 2006  Lowest contract charges                            1,650,167        $1.529265         $2,523,543
    Highest contract charges                                119,806         1.430310            171,360
    Remaining contract charges                          185,338,421               --        272,750,957
 2005  Lowest contract charges                              550,287         1.362431            749,728
    Highest contract charges                                 66,457         1.296106             86,135
    Remaining contract charges                          211,003,427               --        279,411,654
 2004  Lowest contract charges                            1,518,236         1.316677          1,999,026
    Highest contract charges                                 20,775         1.257441             26,124
    Remaining contract charges                          223,647,591               --        285,485,629
 2003  Lowest contract charges                            1,198,408         1.196762          1,434,209
    Highest contract charges                              1,617,228         1.161366          1,878,194
    Remaining contract charges                          164,358,770               --        192,671,189
 2002  Lowest contract charges                              790,188         0.904142            714,443
    Highest contract charges                                458,491         0.890198            408,148
    Remaining contract charges                           64,971,888               --         58,148,792

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
AIM V.I. BASIC VALUE FUND
 2006  Lowest contract charges                          0.85%            0.55%           12.25%
    Highest contract charges                            2.55%            0.50%           10.35%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.83%            0.30%            9.20%
    Highest contract charges                            2.51%            0.22%            3.08%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.95%              --            10.02%
    Highest contract charges                            2.50%              --             8.27%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.95%            0.04%           32.36%
    Highest contract charges                            2.38%            0.05%           30.46%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.94%              --            22.88%
    Highest contract charges                            0.97%              --             4.59%
    Remaining contract charges                            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
 2006  Lowest contract charges                              152,187        $1.432186           $217,946
    Highest contract charges                                166,658         1.339498            223,238
    Remaining contract charges                           84,839,131               --        116,918,885
 2005  Lowest contract charges                               18,096         1.358807             24,589
    Highest contract charges                                 22,308         1.292664             28,837
    Remaining contract charges                           37,821,577               --         49,972,771
 2004  Lowest contract charges                              392,765         1.275804            501,092
    Highest contract charges                                  5,809         1.218395              7,078
    Remaining contract charges                           38,172,286               --         47,219,088
 2003  Lowest contract charges                              341,648         1.207936            412,689
    Highest contract charges                                248,132         1.172191            290,858
    Remaining contract charges                           30,293,982               --         35,845,030
 2002  Lowest contract charges                              231,383         0.941523            217,852
    Highest contract charges                                 34,112         0.926994             31,622
    Remaining contract charges                            9,014,193               --          8,401,872
AIM V.I. CORE EQUITY FUND
 2006  Lowest contract charges                               21,401        11.972479            256,224
    Highest contract charges                                  4,234        11.604187             49,137
    Remaining contract charges                           30,864,871               --        362,262,126
 2005  Lowest contract charges                                   47        10.346561                484
    Highest contract charges                                    260        10.204436              2,651
    Remaining contract charges                              127,941               --          1,311,968
AIM V.I. GOVERNMENT SECURITIES FUND
 2006  Lowest contract charges                            1,457,536         1.129202          1,645,852
    Highest contract charges                                 53,598         1.056100             56,605
    Remaining contract charges                          551,803,378               --        599,682,525
 2005  Lowest contract charges                              215,688         1.099804            237,215
    Highest contract charges                                 99,525         1.046223            104,125
    Remaining contract charges                          468,288,332               --        500,362,178
 2004  Lowest contract charges                            1,769,004         1.105472          1,955,584
    Highest contract charges                                 72,196         1.055721             76,219
    Remaining contract charges                          345,692,677               --        370,398,600
 2003  Lowest contract charges                            1,960,167         1.088130          2,132,916
    Highest contract charges                              2,199,782         1.055918          2,322,789
    Remaining contract charges                          231,306,108               --        246,605,138
 2002  Lowest contract charges                            1,520,766         1.086887          1,652,901
    Highest contract charges                                691,471         1.070119            739,956
    Remaining contract charges                          139,107,446               --        149,697,751

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
 2006  Lowest contract charges                          0.85%            0.12%            5.40%
    Highest contract charges                            2.52%            0.21%            3.62%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.83%            0.18%           15.56%
    Highest contract charges                            2.51%            0.10%            6.10%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.95%              --             5.62%
    Highest contract charges                            2.45%              --             3.94%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.95%              --            28.30%
    Highest contract charges                            2.38%              --            26.45%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.94%              --            25.07%
    Highest contract charges                            0.98%              --             3.98%
    Remaining contract charges                            --               --               --
AIM V.I. CORE EQUITY FUND
 2006  Lowest contract charges                          0.84%            1.02%           15.72%
    Highest contract charges                            2.53%            0.83%           13.77%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.80%            1.05%            7.33%
    Highest contract charges                            2.44%            4.78%            6.16%
    Remaining contract charges                            --               --               --
AIM V.I. GOVERNMENT SECURITIES FUND
 2006  Lowest contract charges                          0.86%            9.11%            2.67%
    Highest contract charges                            2.57%            3.89%            0.94%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.83%           13.42%            0.59%
    Highest contract charges                            2.54%            4.07%            0.90%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.95%            3.88%            1.59%
    Highest contract charges                            2.48%           13.47%            0.02%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.95%            2.16%            0.11%
    Highest contract charges                            2.39%            2.92%            1.33%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.94%            4.54%            8.56%
    Highest contract charges                            0.98%            3.63%            3.30%
    Remaining contract charges                            --               --               --

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 2006  Lowest contract charges                              287,193        $2.121749           $609,349
    Highest contract charges                                  8,560         1.984479             16,988
    Remaining contract charges                           49,747,329               --        101,724,383
 2005  Lowest contract charges                               40,858         1.668706             68,180
    Highest contract charges                                  8,851         1.587486             14,052
    Remaining contract charges                           36,053,535               --         58,438,083
 2004  Lowest contract charges                               88,480         1.445927            127,935
    Highest contract charges                                  9,171         1.380892             12,665
    Remaining contract charges                           17,817,045               --         24,973,192
 2003  Lowest contract charges                               67,870         1.177149             79,893
    Highest contract charges                                 59,552         1.142322             68,027
    Remaining contract charges                            8,198,597               --          9,444,551
 2002  Lowest contract charges                               17,230         0.920779             15,865
    Highest contract charges                                 53,197         0.906571             48,227
    Remaining contract charges                            2,797,349               --          2,549,195
AIM V.I. MID CAP CORE EQUITY FUND
 2006  Lowest contract charges                            1,809,505         1.678202          3,036,714
    Highest contract charges                                 92,894         1.569599            145,807
    Remaining contract charges                          231,072,258               --        373,319,415
 2005  Lowest contract charges                              320,680         1.521487            487,911
    Highest contract charges                                 43,428         1.447415             62,858
    Remaining contract charges                          256,636,456               --        379,612,312
 2004  Lowest contract charges                            2,997,792         1.444712          4,330,946
    Highest contract charges                                 33,815         1.379716             46,655
    Remaining contract charges                          230,251,882               --        322,495,930
 2003  Lowest contract charges                            2,083,091         1.281424          2,669,322
    Highest contract charges                              1,598,816         1.243511          1,988,146
    Remaining contract charges                          159,772,104               --        200,501,774
 2002  Lowest contract charges                              944,882         1.016105            960,100
    Highest contract charges                                345,495         1.000434            345,645
    Remaining contract charges                           41,374,186               --         41,611,298
AIM V.I. SMALL CAP EQUITY FUND
 2006  Lowest contract charges                               17,931        14.526546            260,478
    Highest contract charges                                 11,508        13.854438            159,432
    Remaining contract charges                            4,981,707               --         70,408,605
 2005  Lowest contract charges                                1,058        12.475035             13,199
    Highest contract charges                                  2,538        12.101844             30,717
    Remaining contract charges                            2,482,451               --         30,424,225
 2004  Lowest contract charges                                7,059        11.703215             82,611
    Highest contract charges                                 28,440        11.488515            326,730
    Remaining contract charges                            1,640,742               --         18,970,224
 2003  Lowest contract charges                                  622        10.799031              6,716
    Highest contract charges                                 14,360        10.767619            154,621
    Remaining contract charges                              102,491               --          1,104,648

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 2006  Lowest contract charges                          0.85%            1.77%           27.15%
    Highest contract charges                            2.55%            1.02%           25.01%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.83%            2.39%           19.32%
    Highest contract charges                            2.54%            0.66%           14.96%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.95%            0.72%           22.83%
    Highest contract charges                            2.45%            2.94%           20.89%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.94%            0.66%           27.84%
    Highest contract charges                            2.39%            0.47%           26.01%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.94%            1.10%           16.47%
    Highest contract charges                            1.00%            1.12%            7.66%
    Remaining contract charges                            --               --               --
AIM V.I. MID CAP CORE EQUITY FUND
 2006  Lowest contract charges                          0.85%            1.71%           10.30%
    Highest contract charges                            2.54%            1.97%            8.44%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.83%            1.76%            9.01%
    Highest contract charges                            2.54%            0.57%            4.91%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.95%            0.18%           12.74%
    Highest contract charges                            2.51%            0.49%           10.95%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.94%              --            26.11%
    Highest contract charges                            2.38%              --            24.30%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.94%              --            11.94%
    Highest contract charges                            0.98%              --             1.31%
    Remaining contract charges                            --               --               --
AIM V.I. SMALL CAP EQUITY FUND
 2006  Lowest contract charges                          0.85%              --            16.45%
    Highest contract charges                            2.53%              --            14.48%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.83%              --            15.28%
    Highest contract charges                            2.48%              --             5.39%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.94%            0.01%            8.37%
    Highest contract charges                            2.46%            0.01%            6.71%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.19%            0.01%            7.99%
    Highest contract charges                            0.45%            0.05%            7.68%
    Remaining contract charges                            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
 2006  Lowest contract charges                               16,181       $11.580025           $187,402
    Highest contract charges                                 11,533        11.223754            129,438
    Remaining contract charges                            4,538,289               --         51,346,704
 2005  Lowest contract charges                                1,438        10.809125             15,543
    Highest contract charges                                    462        10.656209              4,927
    Remaining contract charges                              278,450               --          2,980,691
AMERICAN FUNDS GLOBAL BOND FUND
 2006  Lowest contract charges                               15,186        10.218971            155,184
    Highest contract charges                                  1,567        10.178409             15,952
    Remaining contract charges                              771,269               --          7,863,526
AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME
 FUND
 2006  Lowest contract charges                            1,477,347        10.961310         16,193,660
    Highest contract charges                                334,964        10.828350          3,627,102
    Remaining contract charges                           17,424,702               --        189,692,748
AMERICAN FUNDS ASSET ALLOCATION FUND
 2006  Lowest contract charges                                9,934        14.588461            144,909
    Highest contract charges                                 38,048        12.941607            492,406
    Remaining contract charges                          140,345,702               --      1,884,288,119
 2005  Lowest contract charges                               10,469        12.793383            133,928
    Highest contract charges                                  8,647        11.578387            100,122
    Remaining contract charges                          136,070,664               --      1,619,070,299
 2004  Lowest contract charges                               10,465        11.786704            123,350
    Highest contract charges                                  1,641        10.882712             17,854
    Remaining contract charges                          125,182,467               --      1,386,250,608
 2003  Lowest contract charges                                8,998        10.939269             98,427
    Highest contract charges                                491,001        10.304308          5,059,430
    Remaining contract charges                           89,897,670               --        934,005,453
 2002  Lowest contract charges                                7,982         9.035216             72,118
    Highest contract charges                                136,236         8.669566          1,181,103
    Remaining contract charges                           38,788,697               --        336,468,185

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
 2006  Lowest contract charges                          0.85%            0.29%            7.13%
    Highest contract charges                            2.51%            0.92%            5.33%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.82%              --            14.21%
    Highest contract charges                            2.30%              --            12.93%
    Remaining contract charges                            --               --               --
AMERICAN FUNDS GLOBAL BOND FUND
 2006  Lowest contract charges                          0.21%            1.34%            1.86%
    Highest contract charges                            0.58%            2.08%            1.61%
    Remaining contract charges                            --               --               --
AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME
 FUND
 2006  Lowest contract charges                          0.63%            1.42%            9.68%
    Highest contract charges                            1.85%            1.13%            8.48%
    Remaining contract charges                            --               --               --
AMERICAN FUNDS ASSET ALLOCATION FUND
 2006  Lowest contract charges                          0.55%            2.19%           14.03%
    Highest contract charges                            2.54%            3.44%           11.77%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.55%            2.24%            8.54%
    Highest contract charges                            2.51%            3.69%            6.39%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.55%            2.11%            7.75%
    Highest contract charges                            2.52%            3.02%            5.61%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.55%            2.39%           21.07%
    Highest contract charges                            2.39%            2.97%           18.86%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.55%            6.24%           12.86%
    Highest contract charges                            0.99%            5.54%            4.03%
    Remaining contract charges                            --               --               --

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
 2006  Lowest contract charges                               10,380        $1.275794            $13,244
    Highest contract charges                                748,207         1.151721            861,725
    Remaining contract charges                        1,160,266,131               --      1,384,897,736
 2005  Lowest contract charges                               14,032         1.092544             15,330
    Highest contract charges                                187,591         1.006214            188,757
    Remaining contract charges                        1,190,478,997               --      1,230,927,940
 2004  Lowest contract charges                               14,037         1.024433             14,380
    Highest contract charges                                 36,346         0.962536             34,985
    Remaining contract charges                        1,131,890,853               --      1,110,725,400
 2003  Lowest contract charges                               35,666         0.938623             33,477
    Highest contract charges                              6,852,958         0.899720          6,165,744
    Remaining contract charges                          846,995,529               --        771,349,895
 2002  Lowest contract charges                               21,623         0.721964             15,611
    Highest contract charges                              1,962,836         0.704939          1,383,679
    Remaining contract charges                          323,479,326               --        229,687,333
AMERICAN FUNDS BOND FUND
 2006  Lowest contract charges                                4,104        14.414680             59,159
    Highest contract charges                                 58,187        12.735633            741,051
    Remaining contract charges                           81,315,193               --      1,098,503,472
 2005  Lowest contract charges                                2,141        13.547855             29,012
    Highest contract charges                                 19,542        12.211532            238,633
    Remaining contract charges                           77,793,401               --        998,579,557
 2004  Lowest contract charges                                2,141        13.409593             28,716
    Highest contract charges                                  7,194        12.331092             88,704
    Remaining contract charges                           72,017,916               --        926,234,643
 2003  Lowest contract charges                                2,141        12.754482             27,313
    Highest contract charges                                474,929        11.965616          5,682,815
    Remaining contract charges                           58,397,494               --        723,795,515
 2002  Lowest contract charges                                2,633        11.369657             29,936
    Highest contract charges                                107,500        10.865552          1,168,044
    Remaining contract charges                           30,724,120               --        345,099,638

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
 2006  Lowest contract charges                          0.55%            1.24%           16.77%
    Highest contract charges                            2.54%            1.00%           14.46%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.55%            0.99%            6.65%
    Highest contract charges                            2.52%            0.66%            4.54%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.55%            0.70%            9.14%
    Highest contract charges                            2.52%            0.84%            6.98%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.55%              --            30.01%
    Highest contract charges                            2.39%              --            27.63%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.54%            6.82%           23.49%
    Highest contract charges                            0.99%            2.57%            6.71%
    Remaining contract charges                            --               --               --
AMERICAN FUNDS BOND FUND
 2006  Lowest contract charges                          0.55%            3.05%            6.40%
    Highest contract charges                            2.55%            3.26%            4.29%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.55%            3.79%            1.03%
    Highest contract charges                            2.53%            3.41%            0.97%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.55%            3.57%            5.14%
    Highest contract charges                            2.52%            3.53%            3.06%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.55%            3.90%           12.18%
    Highest contract charges                            2.39%            3.74%           10.12%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.55%              --             3.48%
    Highest contract charges                            0.98%              --             6.62%
    Remaining contract charges                            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 2006  Lowest contract charges                                  661       $14.553542             $9,636
    Highest contract charges                                  2,678        10.674307             28,584
    Remaining contract charges                           51,250,515               --        719,382,855
 2005  Lowest contract charges                                3,327        12.151586             40,432
    Highest contract charges                                  7,732         9.092566             70,308
    Remaining contract charges                           47,916,919               --        565,434,947
 2004  Lowest contract charges                                3,328        10.711021             35,645
    Highest contract charges                                  5,074         8.176466             41,484
    Remaining contract charges                           42,232,422               --        443,900,130
 2003  Lowest contract charges                                3,984         9.490163             37,812
    Highest contract charges                                258,056         8.056988          2,079,153
    Remaining contract charges                           30,808,949               --        291,078,416
 2002  Lowest contract charges                                2,197         7.054145             15,498
    Highest contract charges                                 65,772         6.100532            401,246
    Remaining contract charges                           17,469,240               --        127,537,499
AMERICAN FUNDS GROWTH FUND
 2006  Lowest contract charges                                3,371        11.626464             39,192
    Highest contract charges                                185,668         9.520749          1,767,698
    Remaining contract charges                          333,506,534               --      4,029,775,608
 2005  Lowest contract charges                                8,525        10.606836             90,419
    Highest contract charges                                 65,623         8.861284            581,508
    Remaining contract charges                          320,689,791               --      3,557,161,722
 2004  Lowest contract charges                                9,193         9.179128             84,386
    Highest contract charges                                 32,993         7.823331            258,116
    Remaining contract charges                          292,097,787               --      2,824,395,891
 2003  Lowest contract charges                                9,172         8.204458             75,251
    Highest contract charges                              1,569,124         7.107056         11,151,851
    Remaining contract charges                          215,191,705               --      1,876,242,213
 2002  Lowest contract charges                                5,263         6.030169             31,735
    Highest contract charges                                378,843         5.320989          2,015,818
    Remaining contract charges                           98,943,957               --        669,317,440

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 2006  Lowest contract charges                          0.55%            1.21%           19.77%
    Highest contract charges                            2.55%            0.92%           17.40%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.55%            0.67%           13.45%
    Highest contract charges                            2.53%            0.52%           11.20%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.55%            0.44%           12.86%
    Highest contract charges                            2.52%            0.52%           10.63%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.55%            0.49%           34.53%
    Highest contract charges                            2.39%            0.43%           32.07%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.54%              --            15.11%
    Highest contract charges                            0.98%              --             0.96%
    Remaining contract charges                            --               --               --
AMERICAN FUNDS GROWTH FUND
 2006  Lowest contract charges                          0.55%            0.50%            9.61%
    Highest contract charges                            2.54%            1.12%            7.44%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.55%            0.70%           15.55%
    Highest contract charges                            2.53%            0.92%           13.27%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.55%            0.18%           11.88%
    Highest contract charges                            2.53%            0.28%            9.67%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.55%            0.13%           36.06%
    Highest contract charges                            2.38%            0.15%           33.57%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.55%            0.05%           24.87%
    Highest contract charges                            0.98%            0.08%            0.10%
    Remaining contract charges                            --               --               --

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
 2006  Lowest contract charges                                7,603       $15.044453           $114,382
    Highest contract charges                                 97,795        13.560686          1,326,171
    Remaining contract charges                          308,732,232               --      4,312,874,045
 2005  Lowest contract charges                               14,103        13.131137            185,184
    Highest contract charges                                 56,514        12.075123            682,419
    Remaining contract charges                          299,358,925               --      3,684,213,947
 2004  Lowest contract charges                               14,880        12.475956            185,646
    Highest contract charges                                 22,931        11.704328            268,390
    Remaining contract charges                          268,887,815               --      3,177,391,559
 2003  Lowest contract charges                               13,123        11.365643            149,154
    Highest contract charges                              1,124,389        10.721995         12,055,696
    Remaining contract charges                          198,046,354               --      2,155,493,450
 2002  Lowest contract charges                                8,695         8.629956             75,040
    Highest contract charges                                282,187         8.293041          2,340,189
    Remaining contract charges                          104,834,298               --        876,349,353
AMERICAN FUNDS INTERNATIONAL FUND
 2006  Lowest contract charges                                2,147        14.860722             31,912
    Highest contract charges                                 31,531        10.817275            341,074
    Remaining contract charges                           80,029,572               --      1,136,998,955
 2005  Lowest contract charges                                3,909        12.559161             49,090
    Highest contract charges                                 12,018         9.326581            112,088
    Remaining contract charges                           70,327,617               --        854,725,953
 2004  Lowest contract charges                                4,397        10.393491             45,696
    Highest contract charges                                 10,641         7.874120             83,791
    Remaining contract charges                           58,012,272               --        590,047,576
 2003  Lowest contract charges                                4,397         8.758771             38,515
    Highest contract charges                                328,812         7.405010          2,434,853
    Remaining contract charges                           35,593,956               --        312,294,184
 2002  Lowest contract charges                                2,406         6.530906             15,710
    Highest contract charges                                 58,538         5.624453            329,242
    Remaining contract charges                           20,968,615               --        143,842,957

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
 2006  Lowest contract charges                          0.55%            1.16%           14.57%
    Highest contract charges                            2.55%            1.85%           12.30%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.55%            1.34%            5.25%
    Highest contract charges                            2.52%            2.16%            3.17%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.55%            0.89%            9.77%
    Highest contract charges                            2.52%            1.44%            7.60%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.55%            1.20%           31.70%
    Highest contract charges                            2.38%            1.36%           29.29%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.55%            2.28%           18.79%
    Highest contract charges                            0.99%            2.27%            3.56%
    Remaining contract charges                            --               --               --
AMERICAN FUNDS INTERNATIONAL FUND
 2006  Lowest contract charges                          0.55%            1.22%           18.33%
    Highest contract charges                            2.56%            3.88%           15.98%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.55%            1.51%           20.84%
    Highest contract charges                            2.54%            1.52%           18.45%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.55%            1.34%           18.66%
    Highest contract charges                            2.51%            2.43%           16.32%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.55%            1.59%           34.11%
    Highest contract charges                            2.38%            1.99%           31.66%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.54%            5.58%           15.31%
    Highest contract charges                            0.99%            2.52%            3.00%
    Remaining contract charges                            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2006  Lowest contract charges                                2,641       $23.258443            $61,441
    Highest contract charges                                    867        19.638252             17,028
    Remaining contract charges                           17,176,235               --        364,026,955
 2005  Lowest contract charges                                2,642        17.637753             46,593
    Highest contract charges                                    890        15.193093             13,522
    Remaining contract charges                           13,811,260               --        224,349,908
 2004  Lowest contract charges                                2,978        14.688942             43,742
    Highest contract charges                                     65        12.908373                840
    Remaining contract charges                            9,311,198               --        127,484,428
 2003  Lowest contract charges                                2,978        12.432788             37,024
    Highest contract charges                                 23,564        11.146365            262,655
    Remaining contract charges                            6,166,812               --         72,567,224
 2002  Lowest contract charges                                1,746         8.982404             15,687
    Highest contract charges                                  7,530         8.203153             61,768
    Remaining contract charges                            3,721,118               --         32,275,721
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
 2006  Lowest contract charges                              383,602        20.144150          7,727,336
    Highest contract charges                                  2,742        14.612053             40,060
    Remaining contract charges                           27,984,064               --        505,443,276
 2005  Lowest contract charges                               82,700        16.376893          1,354,370
    Highest contract charges                                  1,303        12.083008             15,738
    Remaining contract charges                           25,832,873               --        384,172,768
 2004  Lowest contract charges                              471,158        13.406321          6,316,499
    Highest contract charges                                    365         9.888098              3,606
    Remaining contract charges                           20,236,417               --        243,974,997
 2003  Lowest contract charges                              316,816        11.196332          3,547,180
    Highest contract charges                                105,773         8.501150            899,196
    Remaining contract charges                           13,325,715               --        135,972,551
 2002  Lowest contract charges                              198,360         7.362261          1,460,376
    Highest contract charges                                 17,086         5.671489             96,901
    Remaining contract charges                            6,730,296               --         47,420,818
FRANKLIN RISING DIVIDENDS SECURITIES FUND
 2006  Lowest contract charges                            1,203,344        15.772306         18,979,513
    Highest contract charges                                 24,105        14.969769            360,840
    Remaining contract charges                           56,083,485               --        860,163,006
 2005  Lowest contract charges                              295,756        13.581424          4,016,791
    Highest contract charges                                 16,010        13.111329            209,916
    Remaining contract charges                           40,415,782               --        538,698,169
 2004  Lowest contract charges                              550,441        13.343129          7,344,611
    Highest contract charges                                581,258        13.010868          7,562,677
    Remaining contract charges                           25,896,626               --        339,993,076
 2003  Lowest contract charges                               58,295        12.135710            707,455
    Highest contract charges                                 16,619        12.018369            199,732
    Remaining contract charges                            7,202,430               --         86,861,474

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2006  Lowest contract charges                          0.55%            1.54%           31.87%
    Highest contract charges                            2.55%            1.55%           29.26%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.55%            1.21%           20.08%
    Highest contract charges                            2.52%            0.21%           17.70%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.55%            1.98%           18.15%
    Highest contract charges                            2.52%              --            15.81%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.55%            1.88%           38.41%
    Highest contract charges                            2.39%            1.93%           35.88%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.54%              --             6.18%
    Highest contract charges                            0.99%              --             0.32%
    Remaining contract charges                            --               --               --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
 2006  Lowest contract charges                          0.85%            0.45%           23.00%
    Highest contract charges                            2.56%            0.43%           20.93%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.83%            0.33%           24.21%
    Highest contract charges                            2.54%            0.52%           22.20%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.95%              --            19.74%
    Highest contract charges                            2.53%              --            17.84%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.95%            0.59%           52.08%
    Highest contract charges                            2.38%            0.51%           49.89%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.95%            0.71%           19.82%
    Highest contract charges                            0.98%              --             5.41%
    Remaining contract charges                            --               --               --
FRANKLIN RISING DIVIDENDS SECURITIES FUND
 2006  Lowest contract charges                          0.85%            0.97%           16.13%
    Highest contract charges                            2.55%            1.04%           14.17%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.83%            0.18%            5.93%
    Highest contract charges                            2.48%              --             0.82%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.94%            0.57%            9.95%
    Highest contract charges                            2.47%            0.59%            8.26%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.63%            0.12%           21.36%
    Highest contract charges                            1.60%            0.44%           20.18%
    Remaining contract charges                            --               --               --

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2006  Lowest contract charges                                3,241       $16.384241            $53,100
    Highest contract charges                                 39,490        14.974072            591,333
    Remaining contract charges                          133,205,895               --      2,053,981,822
 2005  Lowest contract charges                                1,455        13.933173             20,273
    Highest contract charges                                 22,353        12.991094            290,384
    Remaining contract charges                          104,320,354               --      1,383,599,497
 2004  Lowest contract charges                              863,574        13.642332         11,781,159
    Highest contract charges                                861,993        13.122761         11,311,726
    Remaining contract charges                           65,655,124               --        872,856,079
 2003  Lowest contract charges                              176,401        12.096560          2,133,848
    Highest contract charges                                145,929        11.817583          1,724,527
    Remaining contract charges                           31,101,309               --        370,332,263
 2002  Lowest contract charges                               15,233         9.271245            141,233
    Highest contract charges                                 19,877         9.189550            182,661
    Remaining contract charges                            3,545,666               --         32,684,369
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
 2006  Lowest contract charges                              114,705        12.177757          1,396,849
    Highest contract charges                                  3,973        11.441566             45,458
    Remaining contract charges                           17,940,554               --        210,823,420
 2005  Lowest contract charges                               27,069        11.074918            299,782
    Highest contract charges                                  3,130        10.583797             33,128
    Remaining contract charges                           14,725,042               --        158,900,875
 2004  Lowest contract charges                               26,893        11.174616            300,520
    Highest contract charges                                  1,209        10.743408             12,994
    Remaining contract charges                            9,246,790               --        100,640,664
 2003  Lowest contract charges                                5,317        10.452055             55,576
    Highest contract charges                                 21,282        10.210816            217,310
    Remaining contract charges                            2,553,237               --         26,271,482
 2002  Lowest contract charges                                1,945         8.312007             16,164
    Highest contract charges                                  4,895         8.238626             40,326
    Remaining contract charges                              368,402               --          3,043,572

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2006  Lowest contract charges                          0.55%            2.59%           17.59%
    Highest contract charges                            2.55%            3.36%           15.26%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.55%            3.89%            1.05%
    Highest contract charges                            2.47%            2.41%            0.95%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.94%            2.87%           12.78%
    Highest contract charges                            2.48%            2.81%           11.05%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.94%            4.46%           30.47%
    Highest contract charges                            2.38%            5.57%           28.60%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.63%            1.00%            7.29%
    Highest contract charges                            0.98%              --             4.80%
    Remaining contract charges                            --               --               --
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
 2006  Lowest contract charges                          0.85%            0.71%            9.96%
    Highest contract charges                            2.55%            0.79%            8.11%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.83%              --             4.27%
    Highest contract charges                            2.52%            0.46%            1.49%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.94%            0.46%            6.91%
    Highest contract charges                            2.48%            0.23%            5.22%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.95%            0.79%           25.75%
    Highest contract charges                            2.39%            0.78%           23.94%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.62%              --            16.88%
    Highest contract charges                            0.98%              --             4.31%
    Remaining contract charges                            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
 2006  Lowest contract charges                               21,593       $33.716717           $728,059
    Highest contract charges                                  8,252        24.480398            202,010
    Remaining contract charges                            1,307,936               --         35,733,744
 2005  Lowest contract charges                               31,171        28.226888            879,850
    Highest contract charges                                    504        20.824893             10,496
    Remaining contract charges                            1,660,419               --         38,158,886
 2004  Lowest contract charges                               32,236        25.112355            809,528
    Highest contract charges                                 12,414        18.854076            234,060
    Remaining contract charges                            1,975,381               --         40,655,416
 2003  Lowest contract charges                               35,846        19.234925            689,501
    Highest contract charges                                  5,926        14.652183             86,832
    Remaining contract charges                            2,213,016               --         35,058,059
 2002  Lowest contract charges                               34,116        14.304701            488,024
    Highest contract charges                                  1,330        11.055515             14,707
    Remaining contract charges                            2,451,809               --         29,075,207
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
 2006  Lowest contract charges                              139,855        13.062801          1,826,906
    Highest contract charges                                 14,304         7.373627            105,471
    Remaining contract charges                           36,485,205               --        368,889,027
 2005  Lowest contract charges                               44,613        12.120647            540,744
    Highest contract charges                                 12,357         6.959172             85,996
    Remaining contract charges                           36,883,532               --        346,380,306
 2004  Lowest contract charges                              199,676        11.869463          2,370,052
    Highest contract charges                                  9,454         6.812757             64,408
    Remaining contract charges                           38,719,405               --        350,044,426
 2003  Lowest contract charges                              178,290        10.749301          1,916,495
    Highest contract charges                                478,168         6.297494          3,011,262
    Remaining contract charges                           32,031,044               --        262,786,535
 2002  Lowest contract charges                              152,006         7.906886          1,201,895
    Highest contract charges                                 71,148         2.413280            171,699
    Remaining contract charges                           16,213,692               --         89,439,857

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
FRANKLIN REAL ESTATE FUND
 2006  Lowest contract charges                          0.95%            2.09%           19.45%
    Highest contract charges                            2.56%            0.63%           17.55%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.95%            1.40%           12.40%
    Highest contract charges                            2.51%              --            10.62%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.95%            1.93%           30.56%
    Highest contract charges                            2.39%            1.96%           28.68%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.95%            2.47%           34.47%
    Highest contract charges                            2.37%            2.54%           32.53%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.95%            2.92%            1.11%
    Highest contract charges                            0.90%              --             5.19%
    Remaining contract charges                            --               --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
 2006  Lowest contract charges                          0.85%              --             7.77%
    Highest contract charges                            2.55%              --             5.96%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.83%              --            15.29%
    Highest contract charges                            2.54%              --             2.15%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.95%              --            10.42%
    Highest contract charges                            2.53%              --             8.67%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.95%              --            35.95%
    Highest contract charges                            2.38%              --            34.00%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.95%            0.24%           29.36%
    Highest contract charges                            0.98%              --             5.13%
    Remaining contract charges                            --               --               --

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
 2006  Lowest contract charges                              552,158       $16.108811         $8,894,602
    Highest contract charges                                 27,181        14.176524            385,337
    Remaining contract charges                           39,753,287               --        592,393,087
 2005  Lowest contract charges                              150,979        14.972815          2,260,587
    Highest contract charges                                  9,980        13.402661            133,754
    Remaining contract charges                           35,257,734               --        492,887,724
 2004  Lowest contract charges                              366,668        15.102795          5,537,709
    Highest contract charges                                  1,721        13.514956             23,264
    Remaining contract charges                           26,903,181               --        376,103,302
 2003  Lowest contract charges                              219,517        13.859065          3,042,300
    Highest contract charges                                174,848        12.519934          2,189,091
    Remaining contract charges                           19,209,229               --        248,585,991
 2002  Lowest contract charges                               58,180        11.624901            676,336
    Highest contract charges                                 29,719        10.654942            316,652
    Remaining contract charges                            6,501,895               --         71,699,885
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 2006  Lowest contract charges                              124,377        10.978096          1,365,434
    Highest contract charges                                  3,918        10.640852             41,687
    Remaining contract charges                            3,071,098               --         33,097,908
 2005  Lowest contract charges                               28,326        10.524182            298,107
    Highest contract charges                                 37,449        10.380183            388,732
    Remaining contract charges                            1,411,380               --         14,725,202
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 2006  Lowest contract charges                              110,926        11.932502          1,323,618
    Highest contract charges                                    892        11.566035             10,321
    Remaining contract charges                            1,414,981               --         16,584,457
 2005  Lowest contract charges                               29,922        10.357740            309,923
    Highest contract charges                                 14,570        10.215971            148,845
    Remaining contract charges                              481,637               --          4,949,665

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
 2006  Lowest contract charges                          0.85%            4.25%            7.59%
    Highest contract charges                            2.55%            4.58%            5.77%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.83%            1.02%            2.59%
    Highest contract charges                            2.50%            2.12%            0.83%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.95%            3.12%            8.97%
    Highest contract charges                            2.50%            1.66%            7.25%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.94%            2.51%           19.22%
    Highest contract charges                            2.39%            2.82%           17.50%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.95%            0.04%            4.12%
    Highest contract charges                            0.98%              --             7.84%
    Remaining contract charges                            --               --               --
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 2006  Lowest contract charges                          0.85%            0.01%            4.31%
    Highest contract charges                            2.54%            0.01%            2.55%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.83%            0.29%           11.76%
    Highest contract charges                            2.46%            0.23%           10.55%
    Remaining contract charges                            --               --               --
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 2006  Lowest contract charges                          0.85%            1.99%           15.20%
    Highest contract charges                            2.53%            1.48%           13.26%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.82%            2.27%            6.61%
    Highest contract charges                            2.44%            2.19%            5.44%
    Remaining contract charges                            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2006  Lowest contract charges                                1,574       $17.629377            $27,748
    Highest contract charges                                 49,495        16.453485            814,361
    Remaining contract charges                          103,197,957               --      1,746,359,076
 2005  Lowest contract charges                                1,273        15.111786             19,239
    Highest contract charges                                 26,740        14.257743            381,253
    Remaining contract charges                           90,680,042               --      1,313,048,173
 2004  Lowest contract charges                                1,316        13.744675             18,091
    Highest contract charges                                 20,101        13.229769            265,933
    Remaining contract charges                           73,985,912               --        983,776,433
 2003  Lowest contract charges                                1,366        12.270479             16,757
    Highest contract charges                                422,809        11.592760          4,901,518
    Remaining contract charges                           51,450,646               --        617,781,417
 2002  Lowest contract charges                                1,628         9.858825             16,055
    Highest contract charges                                119,782         9.488086          1,136,500
    Remaining contract charges                           24,356,092               --        239,308,956
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
 2006  Lowest contract charges                               85,986        23.955722          2,059,862
    Highest contract charges                                  1,373        20.695292             28,417
    Remaining contract charges                           10,091,166               --        219,459,471
 2005  Lowest contract charges                               13,107        18.811427            246,563
    Highest contract charges                                  1,887        16.529708             31,194
    Remaining contract charges                            8,892,773               --        152,409,610
 2004  Lowest contract charges                               48,759        15.109178            736,710
    Highest contract charges                                    594        13.272221              7,881
    Remaining contract charges                            5,274,548               --         72,232,825
 2003  Lowest contract charges                               28,735        12.218910            351,112
    Highest contract charges                                 16,178        12.302650            199,029
    Remaining contract charges                            3,195,896               --         35,452,792
 2002  Lowest contract charges                               20,156         8.023648            161,722
    Highest contract charges                                  1,558         8.196406             12,773
    Remaining contract charges                            1,372,982               --          9,816,430

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2006  Lowest contract charges                          0.70%            1.31%           17.55%
    Highest contract charges                            2.54%            1.26%           15.40%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.55%            0.88%            9.95%
    Highest contract charges                            2.53%            0.88%            7.77%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.55%            0.77%           12.01%
    Highest contract charges                            2.52%            0.50%            9.80%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.55%            1.01%           24.46%
    Highest contract charges                            2.39%            1.08%           22.18%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.55%            0.92%           12.30%
    Highest contract charges                            0.98%              --             2.94%
    Remaining contract charges                            --               --               --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
 2006  Lowest contract charges                          0.85%            1.28%           27.35%
    Highest contract charges                            2.55%            1.30%           25.20%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.83%            0.20%           27.62%
    Highest contract charges                            2.53%            0.65%           24.54%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.95%            1.78%           23.65%
    Highest contract charges                            2.52%              --            21.69%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.95%            1.23%           52.29%
    Highest contract charges                            2.39%            1.31%           50.10%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.95%            1.52%            0.91%
    Highest contract charges                            0.98%              --             0.79%
    Remaining contract charges                            --               --               --

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 2006  Lowest contract charges                              300,884       $14.636053         $4,403,749
    Highest contract charges                                  3,538        12.553109             44,416
    Remaining contract charges                           52,349,740               --        694,950,519
 2005  Lowest contract charges                               95,831        12.154452          1,164,773
    Highest contract charges                                 10,268        10.603352            108,873
    Remaining contract charges                           46,989,912               --        522,348,665
 2004  Lowest contract charges                              253,723        11.321045          2,872,413
    Highest contract charges                                  8,289         9.873173             81,842
    Remaining contract charges                           34,440,721               --        353,186,213
 2003  Lowest contract charges                              124,710         9.642470          1,202,509
    Highest contract charges                                124,575         8.544872          1,064,480
    Remaining contract charges                           12,246,457               --        107,646,951
 2002  Lowest contract charges                                  393         7.053785              2,770
    Highest contract charges                                 26,897         6.619804            178,052
    Remaining contract charges                            4,223,769               --         28,895,258
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 2006  Lowest contract charges                               47,770        17.281807            825,542
    Highest contract charges                                  2,013        15.355498             30,913
    Remaining contract charges                              924,873               --         14,725,765
 2005  Lowest contract charges                               52,513        14.405588            756,480
    Highest contract charges                                  2,357        12.980266             30,598
    Remaining contract charges                            1,020,278               --         13,598,452
 2004  Lowest contract charges                               65,767        14.043980            923,633
    Highest contract charges                                  2,738        12.832838             35,141
    Remaining contract charges                            1,123,966               --         14,680,562
 2003  Lowest contract charges                               75,891        12.252158            929,831
    Highest contract charges                                    367        11.353314              4,161
    Remaining contract charges                            1,219,639               --         14,004,942
 2002  Lowest contract charges                                  209         8.806348              1,844
    Highest contract charges                                 14,023         8.359016            117,216
    Remaining contract charges                            1,406,658               --         12,484,288

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 2006  Lowest contract charges                          0.85%            1.18%           20.42%
    Highest contract charges                            2.55%            1.30%           18.39%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.83%            0.22%           12.21%
    Highest contract charges                            2.54%            1.28%            7.40%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.95%            0.97%           17.41%
    Highest contract charges                            2.50%            0.27%           15.55%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.95%            1.62%           30.96%
    Highest contract charges                            2.39%            1.70%           29.08%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.54%            1.40%           19.01%
    Highest contract charges                            0.98%              --             9.11%
    Remaining contract charges                            --               --               --
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 2006  Lowest contract charges                          0.95%            7.12%           19.97%
    Highest contract charges                            2.35%            6.75%           18.30%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.95%            3.79%            2.58%
    Highest contract charges                            2.34%            3.52%            1.15%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.95%            2.78%           14.63%
    Highest contract charges                            2.33%            2.60%           13.03%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.95%            2.59%           30.71%
    Highest contract charges                            2.26%              --            28.89%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.56%              --             4.91%
    Highest contract charges                            2.05%            2.26%            6.33%
    Remaining contract charges                            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 2006  Lowest contract charges                            1,508,979       $17.225283        $25,992,594
    Highest contract charges                                 54,456        14.528955            791,187
    Remaining contract charges                           62,116,306               --        961,388,720
 2005  Lowest contract charges                              327,924        14.262017          4,676,861
    Highest contract charges                                 19,939        12.235707            243,969
    Remaining contract charges                           51,883,575               --        670,295,196
 2004  Lowest contract charges                              333,523        13.443331          4,483,660
    Highest contract charges                                779,824        11.535531          8,995,682
    Remaining contract charges                           32,731,295               --        395,432,347
 2003  Lowest contract charges                              112,053        11.697022          1,310,692
    Highest contract charges                                 95,900        10.427189            999,965
    Remaining contract charges                           16,723,197               --        177,479,980
 2002  Lowest contract charges                               71,534         8.936732            639,280
    Highest contract charges                                 21,499         8.082787            173,774
    Remaining contract charges                            5,678,117               --         46,618,950
MUTUAL DISCOVERY SECURITIES FUND
 2006  Lowest contract charges                                  936        20.621663             19,308
    Highest contract charges                                 35,700        19.287666            688,563
    Remaining contract charges                           25,910,591               --        512,602,236
 2005  Lowest contract charges                                1,392        16.943447             23,589
    Highest contract charges                                 21,916        16.078683            352,384
    Remaining contract charges                           16,703,338               --        272,994,516
 2004  Lowest contract charges                                1,052        14.691110             15,450
    Highest contract charges                                220,966        14.229936          3,144,325
    Remaining contract charges                            7,107,621               --        102,058,758
 2003  Lowest contract charges                                2,096        12.464859             26,124
    Highest contract charges                                  4,506        12.344283             55,625
    Remaining contract charges                            2,002,336               --         24,800,147
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges                                  923         1.122600              1,036
    Highest contract charges                                121,155         1.011338            122,529
    Remaining contract charges                          350,195,987               --        376,339,993
 2005  Lowest contract charges                              452,963         1.097140            496,964
    Highest contract charges                                 44,659         0.990846             44,250
    Remaining contract charges                          256,059,371               --        266,952,857
 2004  Lowest contract charges                              550,277         1.094675            602,374
    Highest contract charges                                 21,189         0.988311             20,941
    Remaining contract charges                          215,522,157               --        223,216,098
 2003  Lowest contract charges                            1,099,599         1.094789          1,203,829
    Highest contract charges                              1,686,673         1.004366          1,694,037
    Remaining contract charges                          227,158,892               --        237,434,215
 2002  Lowest contract charges                            1,744,712         1.097024          1,913,991
    Highest contract charges                                434,311         1.021128            443,487
    Remaining contract charges                          268,192,415               --        286,104,804

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 2006  Lowest contract charges                          0.85%            1.18%           20.78%
    Highest contract charges                            2.54%            1.32%           18.74%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.83%            0.19%            9.79%
    Highest contract charges                            2.50%            1.10%            6.12%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.95%            1.08%           14.93%
    Highest contract charges                            2.45%            0.79%           13.16%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.95%            1.58%           30.89%
    Highest contract charges                            2.39%            1.62%           29.01%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.95%            2.27%           19.26%
    Highest contract charges                            0.97%              --             8.94%
    Remaining contract charges                            --               --               --
MUTUAL DISCOVERY SECURITIES FUND
 2006  Lowest contract charges                          0.74%              --            22.20%
    Highest contract charges                            2.55%            1.07%           19.96%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.55%            1.32%           15.33%
    Highest contract charges                            2.49%            0.97%           13.05%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.54%            1.26%           17.55%
    Highest contract charges                            2.43%            0.47%           15.28%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.63%            0.70%           24.65%
    Highest contract charges                            1.60%            0.30%           23.44%
    Remaining contract charges                            --               --               --
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges                          0.25%            2.57%            4.13%
    Highest contract charges                            2.55%            4.85%            2.07%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.83%            3.34%            1.54%
    Highest contract charges                            2.52%            2.94%            0.26%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.96%            0.97%            0.01%
    Highest contract charges                            2.47%            1.43%            1.60%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.95%            0.77%            0.20%
    Highest contract charges                            2.38%            0.70%            1.64%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.95%            1.37%            0.51%
    Highest contract charges                            0.98%            0.47%            0.48%
    Remaining contract charges                            --               --               --

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
 2006  Lowest contract charges                              177,574       $10.390804         $1,845,139
    Highest contract charges                                 17,958         6.768617            121,551
    Remaining contract charges                            5,650,340               --         48,076,603
 2005  Lowest contract charges                              203,763         9.217904          1,878,265
    Highest contract charges                                 17,671         6.098386            107,764
    Remaining contract charges                            6,982,738               --         52,925,741
 2004  Lowest contract charges                              217,101         9.151640          1,986,831
    Highest contract charges                                  6,115         6.149111             37,600
    Remaining contract charges                            8,500,566               --         64,305,183
 2003  Lowest contract charges                              191,756         8.215084          1,575,292
    Highest contract charges                                 44,326         5.630022            249,554
    Remaining contract charges                            9,290,932               --         63,566,372
 2002  Lowest contract charges                              183,300         6.510383          1,193,356
    Highest contract charges                                 13,523         4.526832             61,218
    Remaining contract charges                            8,091,613               --         44,980,487
MFS EMERGING GROWTH SERIES
 2006  Lowest contract charges                                9,761         8.758777             85,497
    Highest contract charges                                  9,758         5.433347             53,019
    Remaining contract charges                            7,501,530               --         54,513,853
 2005  Lowest contract charges                                2,001         8.187316             16,384
    Highest contract charges                                  2,840         5.165968             14,670
    Remaining contract charges                            8,252,471               --         56,616,152
 2004  Lowest contract charges                              166,739         7.694402          1,282,957
    Highest contract charges                                    749         4.853345              3,636
    Remaining contract charges                            8,820,166               --         56,173,389
 2003  Lowest contract charges                              186,039         6.876662          1,279,328
    Highest contract charges                                168,777         4.367772            737,179
    Remaining contract charges                            9,165,413               --         52,970,434
 2002  Lowest contract charges                              195,835         5.330860          1,043,969
    Highest contract charges                                 13,055         3.435336             44,849
    Remaining contract charges                            6,747,432               --         31,838,567
MFS GLOBAL EQUITY SERIES
 2006  Lowest contract charges                               32,757        16.571538            542,831
    Highest contract charges                                 51,951        13.415376            696,942
    Remaining contract charges                            2,505,774               --         37,102,239
 2005  Lowest contract charges                                6,971        13.434136             93,646
    Highest contract charges                                 39,153        11.056369            432,885
    Remaining contract charges                            1,985,943               --         24,018,777
 2004  Lowest contract charges                               25,536        12.802636            326,926
    Highest contract charges                                 61,078        10.528057            643,034
    Remaining contract charges                            1,829,028               --         20,841,731
 2003  Lowest contract charges                               25,087        10.927292            274,129
    Highest contract charges                                  8,027         9.126212             73,255
    Remaining contract charges                            1,349,232               --         13,210,548
 2002  Lowest contract charges                               28,865         8.628994            249,080
    Highest contract charges                                    552         7.311908              4,035
    Remaining contract charges                              639,716               --          5,021,590

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
 2006  Lowest contract charges                          0.95%            0.45%           12.72%
    Highest contract charges                            2.50%            0.51%           10.99%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.95%            0.76%            0.72%
    Highest contract charges                            2.49%            0.76%            0.83%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.95%            0.35%           11.40%
    Highest contract charges                            2.49%            0.46%            9.69%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.95%            0.23%           26.18%
    Highest contract charges                            2.39%            0.15%           24.37%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.95%            0.05%           30.36%
    Highest contract charges                            0.98%              --             4.12%
    Remaining contract charges                            --               --               --
MFS EMERGING GROWTH SERIES
 2006  Lowest contract charges                          0.85%              --             6.98%
    Highest contract charges                            2.55%              --             5.18%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.83%              --            18.67%
    Highest contract charges                            2.53%              --             6.44%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.95%              --            11.89%
    Highest contract charges                            2.53%              --            10.12%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.95%              --            29.00%
    Highest contract charges                            2.38%              --            27.14%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.95%              --            34.39%
    Highest contract charges                            0.97%              --             5.22%
    Remaining contract charges                            --               --               --
MFS GLOBAL EQUITY SERIES
 2006  Lowest contract charges                          0.85%            0.38%           23.35%
    Highest contract charges                            2.50%            0.48%           21.34%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.83%              --            10.31%
    Highest contract charges                            2.51%            0.45%            5.02%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.95%            0.34%           17.16%
    Highest contract charges                            2.48%            0.03%           15.36%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.95%            0.06%           26.64%
    Highest contract charges                            2.38%            0.02%           24.81%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.95%            0.39%           12.73%
    Highest contract charges                            0.98%            0.73%            1.62%
    Remaining contract charges                            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES
 2006  Lowest contract charges                               35,190       $13.404996           $471,719
    Highest contract charges                                 12,812        12.303290            157,633
    Remaining contract charges                           18,049,680               --        227,987,316
 2005  Lowest contract charges                                  690        13.430445              9,262
    Highest contract charges                                  3,307        11.434854             37,817
    Remaining contract charges                           19,670,408               --        229,294,917
 2004  Lowest contract charges                                  655        13.219296              8,658
    Highest contract charges                                    124        11.482449              1,427
    Remaining contract charges                           21,270,027               --        247,353,788
 2003  Lowest contract charges                                  661        12.177952              8,053
    Highest contract charges                                147,107        10.791577          1,587,517
    Remaining contract charges                           18,874,552               --        205,009,747
 2002  Lowest contract charges                                  601        10.380940              6,238
    Highest contract charges                                 14,628         9.370791            137,079
    Remaining contract charges                            6,092,651               --         57,252,593
MFS INVESTORS GROWTH STOCK SERIES
 2006  Lowest contract charges                               11,915         8.952472            106,664
    Highest contract charges                                111,400         6.459470            719,585
    Remaining contract charges                           13,758,106               --        104,596,592
 2005  Lowest contract charges                                6,162         8.393066             51,722
    Highest contract charges                                 88,490         6.156607            544,799
    Remaining contract charges                           16,228,510               --        116,165,398
 2004  Lowest contract charges                              190,227         8.242582          1,567,963
    Highest contract charges                                 45,826         6.041268            276,846
    Remaining contract charges                           17,380,879               --        120,967,974
 2003  Lowest contract charges                              222,636         7.621247          1,696,765
    Highest contract charges                                 76,918         5.514903            424,197
    Remaining contract charges                           16,911,344               --        110,485,936
 2002  Lowest contract charges                              213,363         6.254070          1,334,386
    Highest contract charges                                 20,644         4.591619             94,791
    Remaining contract charges                           11,059,085               --         61,443,092
MFS INVESTORS TRUST SERIES
 2006  Lowest contract charges                                1,955        10.498556             20,526
    Highest contract charges                                  5,110         9.403315             48,050
    Remaining contract charges                           46,092,124               --        444,747,220
 2005  Lowest contract charges                                1,925         9.356527             18,015
    Highest contract charges                                  9,459         8.536892             80,747
    Remaining contract charges                           39,575,017               --        343,234,866
 2004  Lowest contract charges                                1,910         8.780130             16,768
    Highest contract charges                                  5,534         8.160518             45,159
    Remaining contract charges                           29,308,221               --        241,278,971
 2003  Lowest contract charges                                1,854         7.940149             14,722
    Highest contract charges                                 62,425         7.359018            459,389
    Remaining contract charges                           16,642,168               --        125,681,276
 2002  Lowest contract charges                                1,697         6.546115             11,110
    Highest contract charges                                 10,791         6.170923             66,588
    Remaining contract charges                           10,820,727               --         68,477,461

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
MFS HIGH INCOME SERIES
 2006  Lowest contract charges                          0.85%            6.77%            9.44%
    Highest contract charges                            2.53%            6.00%            7.60%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.56%            6.59%            1.60%
    Highest contract charges                            2.51%            2.82%            0.42%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.54%            4.76%            8.55%
    Highest contract charges                            2.53%            2.48%            6.40%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.55%            3.87%           17.31%
    Highest contract charges                            2.38%            2.97%           15.16%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.55%            8.00%            2.00%
    Highest contract charges                            0.97%              --             4.07%
    Remaining contract charges                            --               --               --
MFS INVESTORS GROWTH STOCK SERIES
 2006  Lowest contract charges                          0.85%              --             6.67%
    Highest contract charges                            2.50%              --             4.92%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.84%              --            10.49%
    Highest contract charges                            2.49%            0.31%            1.91%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.95%              --             8.15%
    Highest contract charges                            2.47%              --             6.49%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.95%              --            21.86%
    Highest contract charges                            2.39%              --            20.11%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.95%              --            28.22%
    Highest contract charges                            0.98%              --             6.05%
    Remaining contract charges                            --               --               --
MFS INVESTORS TRUST SERIES
 2006  Lowest contract charges                          0.70%            0.49%           12.21%
    Highest contract charges                            2.55%            0.43%           10.15%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.70%            0.54%            6.57%
    Highest contract charges                            2.53%            0.56%            4.61%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.70     %       0.63%           10.58%
    Highest contract charges                            2.49%            0.13%            8.55%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.70%            0.65%           21.30%
    Highest contract charges                            2.38%            0.40%           19.25%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.70%            0.55%           21.52%
    Highest contract charges                            0.99%              --             4.00%
    Remaining contract charges                            --               --               --

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
MFS MID CAP GROWTH
 2006  Lowest contract charges                                2,170        $6.369800            $13,821
    Highest contract charges                                 15,371         6.204074             95,364
    Remaining contract charges                           23,239,468               --        142,267,675
 2005  Lowest contract charges                                1,557         6.305593              9,818
    Highest contract charges                                 10,664         6.206393             66,184
    Remaining contract charges                           26,905,560               --        163,749,319
 2004  Lowest contract charges                                1,539         6.149285              9,465
    Highest contract charges                                    496         6.174799              3,064
    Remaining contract charges                           28,195,561               --        169,889,204
 2003  Lowest contract charges                                1,484         5.397197              8,009
    Highest contract charges                                371,854         5.529101          2,056,021
    Remaining contract charges                           24,049,972               --        129,067,190
 2002  Lowest contract charges                                1,641         3.960422              6,497
    Highest contract charges                                 49,808         4.132855            205,848
    Remaining contract charges                           12,121,163               --         48,263,560
MFS NEW DISCOVERY SERIES
 2006  Lowest contract charges                                1,133        11.007986             12,475
    Highest contract charges                                  5,672         8.745989             49,607
    Remaining contract charges                           28,200,574               --        317,146,091
 2005  Lowest contract charges                                1,133         9.776690             11,080
    Highest contract charges                                  4,645         7.924706             36,808
    Remaining contract charges                           21,136,420               --        213,450,409
 2004  Lowest contract charges                                1,133         9.340625             10,586
    Highest contract charges                                 11,227         7.724119             86,715
    Remaining contract charges                           16,993,961               --        164,835,481
 2003  Lowest contract charges                                1,133         8.817375              9,993
    Highest contract charges                                146,875         7.438770          1,092,568
    Remaining contract charges                           10,923,964               --        100,400,321
 2002  Lowest contract charges                                  396         6.609567              2,619
    Highest contract charges                                 53,338         5.698015            303,919
    Remaining contract charges                            5,454,119               --         40,535,764
MFS TOTAL RETURN SERIES
 2006  Lowest contract charges                                1,537        14.218784             21,857
    Highest contract charges                                 21,901        13.736415            300,845
    Remaining contract charges                          101,405,228               --      1,409,933,128
 2005  Lowest contract charges                                2,274        12.777422             29,052
    Highest contract charges                                 13,725        12.593284            172,837
    Remaining contract charges                           96,547,041               --      1,217,127,318
 2004  Lowest contract charges                                2,250        12.495591             28,115
    Highest contract charges                                 10,033        12.564284            126,057
    Remaining contract charges                           80,749,478               --      1,005,949,097
 2003  Lowest contract charges                                4,316        11.286721             48,715
    Highest contract charges                                327,395        10.861973          3,556,151
    Remaining contract charges                           59,585,533               --        678,191,401
 2002  Lowest contract charges                                2,586         9.756450             25,234
    Highest contract charges                                107,462         9.564512          1,027,824
    Remaining contract charges                           28,510,511               --        285,426,510

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
MFS MID CAP GROWTH
 2006  Lowest contract charges                          0.70%              --             1.83%
    Highest contract charges                            2.55%              --             0.04%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.55%              --             2.54%
    Highest contract charges                            2.52%              --             0.51%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.55%              --            13.94%
    Highest contract charges                            2.55%              --            11.68%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.55%              --            36.28%
    Highest contract charges                            2.38%              --            33.78%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.54%              --            43.51%
    Highest contract charges                            0.98%              --             3.57%
    Remaining contract charges                            --               --               --
MFS NEW DISCOVERY SERIES
 2006  Lowest contract charges                          0.55%              --            12.59%
    Highest contract charges                            2.55%              --            10.36%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.55%              --             4.67%
    Highest contract charges                            2.55%              --             2.60%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.55%              --             5.93%
    Highest contract charges                            2.53%              --             3.84%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.55%              --            32.98%
    Highest contract charges                            2.39%              --            30.55%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.67%              --            32.11%
    Highest contract charges                            0.99%              --             3.95%
    Remaining contract charges                            --               --               --
MFS TOTAL RETURN SERIES
 2006  Lowest contract charges                          0.55%            2.57%           11.28%
    Highest contract charges                            2.55%            2.43%            9.08%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.55%            1.99%            2.26%
    Highest contract charges                            2.54%            1.03%            0.23%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.55%            2.04%           10.71%
    Highest contract charges                            2.52%            0.29%            8.52%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.55%            1.83%           15.69%
    Highest contract charges                            2.39%            1.48%           13.57%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          0.55%            0.82%            5.69%
    Highest contract charges                            0.98%              --             0.05%
    Remaining contract charges                            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
MFS VALUE SERIES
 2006  Lowest contract charges                              335,011       $17.614057         $5,900,899
    Highest contract charges                                  3,238        16.717946             54,141
    Remaining contract charges                            9,960,080               --        170,588,151
 2005  Lowest contract charges                               97,847        14.700660          1,438,414
    Highest contract charges                                  1,072        14.191889             15,213
    Remaining contract charges                            5,878,422               --         84,827,586
 2004  Lowest contract charges                               43,978        14.004824            615,902
    Highest contract charges                                 36,502        13.656146            498,477
    Remaining contract charges                            3,418,374               --         47,102,002
 2003  Lowest contract charges                               11,228        12.275213            137,822
    Highest contract charges                                 12,764        12.156508            155,161
    Remaining contract charges                            1,205,439               --         14,701,082
MFS RESEARCH BOND SERIES
 2006  Lowest contract charges                               31,625        10.400575            328,908
    Highest contract charges                                  5,458        10.084786             55,046
    Remaining contract charges                            3,419,402               --         34,923,144
 2005  Lowest contract charges                                8,374        10.081408             84,419
    Highest contract charges                                  6,494         9.946956             64,591
    Remaining contract charges                              890,879               --          8,906,349
MFS RESEARCH INTERNATIONAL SERIES
 2006  Lowest contract charges                               44,428        14.972071            665,191
    Highest contract charges                                 20,271        14.564440            295,229
    Remaining contract charges                            1,493,065               --         21,981,068
 2005  Lowest contract charges                                5,002        12.025883             60,148
    Highest contract charges                                  5,067        11.893036             60,262
    Remaining contract charges                              305,215               --          3,646,446
MFS RESEARCH SERIES
 2006  Lowest contract charges                              220,125        11.678964          2,570,827
    Highest contract charges                                    278        11.319683              3,151
    Remaining contract charges                            1,008,922               --         11,557,689
 2005  Lowest contract charges                               15,083        10.661651            160,811
    Highest contract charges                                  8,331        10.515260             87,603
    Remaining contract charges                              199,414               --          2,109,871

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
MFS VALUE SERIES
 2006  Lowest contract charges                          0.85%            0.82%           19.82%
    Highest contract charges                            2.54%            1.01%           17.80%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.83%              --             6.68%
    Highest contract charges                            2.49%              --             3.98%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          0.94%            0.44%           14.09%
    Highest contract charges                            2.47%            0.26%           12.34%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.63%              --            22.75%
    Highest contract charges                            1.61%              --            21.57%
    Remaining contract charges                            --               --               --
MFS RESEARCH BOND SERIES
 2006  Lowest contract charges                          0.85%            3.58%            3.17%
    Highest contract charges                            2.47%              --             1.43%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.83%              --             0.91%
    Highest contract charges                            2.46%              --             0.19%
    Remaining contract charges                            --               --               --
MFS RESEARCH INTERNATIONAL SERIES
 2006  Lowest contract charges                          0.85%            1.45%           24.50%
    Highest contract charges                            2.50%            1.31%           22.46%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.83%            1.94%           20.03%
    Highest contract charges                            2.44%            1.78%           18.72%
    Remaining contract charges                            --               --               --
MFS RESEARCH SERIES
 2006  Lowest contract charges                          0.85%            0.15%            9.54%
    Highest contract charges                            2.57%            0.65%            7.70%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          0.83%              --            12.46%
    Highest contract charges                            2.43%              --            11.23%
    Remaining contract charges                            --               --               --

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL GROWTH V.I. FUND
 2006  Lowest contract charges                               14,048       $11.564831           $162,465
    Highest contract charges                                    575        14.117388              8,112
    Remaining contract charges                               91,870               --          1,256,730
 2005  Lowest contract charges                               13,613         9.612095            130,845
    Highest contract charges                                    830        11.851536              9,841
    Remaining contract charges                              101,298               --          1,161,158
 2004  Lowest contract charges                               22,753         8.471165            192,741
    Highest contract charges                                    853        10.549693              9,003
    Remaining contract charges                              108,121               --          1,098,279
 2003  Lowest contract charges                               27,635         7.455626            206,034
    Highest contract charges                                    854         9.378222              8,009
    Remaining contract charges                               98,302               --            877,122
 2002  Lowest contract charges                               29,934         5.660962            169,457
    Highest contract charges                                    769         7.199720              5,534
    Remaining contract charges                               63,891               --            425,892
BLACKROCK LARGE CAP GROWTH V.I. FUND
 2006  Lowest contract charges                               33,653        10.024557            337,351
    Highest contract charges                                  6,563        11.737302             77,029
    Remaining contract charges                              192,530               --          2,183,611
 2005  Lowest contract charges                               37,011         9.482120            350,939
    Highest contract charges                                  9,784        11.213779            109,712
    Remaining contract charges                              219,546               --          2,341,484
 2004  Lowest contract charges                               41,165         8.690929            357,763
    Highest contract charges                                  9,146        10.381336             94,951
    Remaining contract charges                              243,325               --          2,396,002
 2003  Lowest contract charges                               58,799         8.219869            483,316
    Highest contract charges                                  9,107         9.917343             90,313
    Remaining contract charges                              270,478               --          2,507,255
 2002  Lowest contract charges                               50,569         6.186138            312,825
    Highest contract charges                                  2,386         7.538539             17,986
    Remaining contract charges                              127,244               --            871,225
INTERNATIONAL GROWTH EQUITY
 2006  Lowest contract charges                                2,266        11.675262             26,458
    Highest contract charges                                  2,238        11.642783             26,059
    Remaining contract charges                                3,181               --             37,071
U.S. MID CAP VALUE
 2006  Lowest contract charges                               10,884        13.011816            141,625
    Highest contract charges                                    263        11.427560              3,002
    Remaining contract charges                               49,934               --            593,010
FOCUS GROWTH
 2006  Lowest contract charges                               15,943         7.054447            112,475
    Highest contract charges                                    494         6.826646              3,371
    Remaining contract charges                                6,651               --             46,530

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
BLACKROCK GLOBAL GROWTH V.I. FUND
 2006  Lowest contract charges                          1.40%            0.95%           20.32%
    Highest contract charges                            2.40%            0.82%           19.12%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          1.40%            1.07%           13.47%
    Highest contract charges                            2.39%            1.21%           12.34%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          1.40%            1.51%           13.62%
    Highest contract charges                            2.39%            1.66%           12.49%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          1.40%            1.07%           31.70%
    Highest contract charges                            2.39%            1.20%           30.39%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          1.40%            0.11%           28.74%
    Highest contract charges                            0.86%            1.48%            6.73%
    Remaining contract charges                            --               --               --
BLACKROCK LARGE CAP GROWTH V.I. FUND
 2006  Lowest contract charges                          1.40%            0.28%            5.72%
    Highest contract charges                            2.40%            0.28%            4.67%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          1.40%            0.18%            9.10%
    Highest contract charges                            2.39%            0.20%            8.02%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          1.40%            0.04%            5.73%
    Highest contract charges                            2.40%            0.24%            4.68%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          1.40%            0.62%           32.88%
    Highest contract charges                            2.39%            0.73%           31.56%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          1.40%              --            24.46%
    Highest contract charges                            0.95%              --             5.52%
    Remaining contract charges                            --               --               --
INTERNATIONAL GROWTH EQUITY
 2006  Lowest contract charges                          0.84%            0.22%           13.79%
    Highest contract charges                            1.12%            0.24%           13.55%
    Remaining contract charges                            --               --               --
U.S. MID CAP VALUE
 2006  Lowest contract charges                          0.69%              --            16.13%
    Highest contract charges                            1.39%              --            15.62%
    Remaining contract charges                            --               --               --
FOCUS GROWTH
 2006  Lowest contract charges                          1.36%              --            12.35%
    Highest contract charges                            2.17%              --            11.99%
    Remaining contract charges                            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES
 2006  Lowest contract charges                               69,756        $4.615129           $321,935
    Highest contract charges                                  1,901         4.464517              8,487
    Remaining contract charges                              178,253               --            810,480
DEVELOPING GROWTH
 2006  Lowest contract charges                                  878         9.473026              8,325
    Highest contract charges                                  4,653         9.167156             42,652
    Remaining contract charges                               10,851               --            102,025
FLEXIBLE INCOME
 2006  Lowest contract charges                               19,362        11.704959            226,631
    Highest contract charges                                    884        11.323008             10,005
    Remaining contract charges                               20,730               --            239,873
DIVIDEND GROWTH
 2006  Lowest contract charges                               10,595        12.696125            134,511
    Highest contract charges                                  4,782        12.286164             58,756
    Remaining contract charges                               12,246               --            153,386
GLOBAL EQUITY
 2006  Lowest contract charges                                3,521        10.928082             38,475
    Highest contract charges                                  3,678        10.571502             38,879
    Remaining contract charges                               14,032               --            149,715
JENNISON 20/20 FOCUS PORTFOLIO
 2006  Lowest contract charges                              278,112         1.416570            393,967
    Highest contract charges                                101,311         1.379746            139,783
    Remaining contract charges                               78,713               --            110,034
 2005  Lowest contract charges                              268,222         1.268243            340,170
    Highest contract charges                                 92,945         1.241466            115,388
    Remaining contract charges                               92,241               --            115,450
 2004  Lowest contract charges                              252,780         1.063806            268,908
    Highest contract charges                                 83,835         1.046563             87,738
    Remaining contract charges                               62,792               --             66,197
 2003  Lowest contract charges                              275,927         0.937825            258,772
    Highest contract charges                                 40,566         0.927249             37,615
    Remaining contract charges                               57,663               --             53,710
 2002  Lowest contract charges                              286,352         0.740618            212,077
    Highest contract charges                                  8,411         0.735934              6,190
    Remaining contract charges                               78,641               --             58,010

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
CAPITAL OPPORTUNITIES
 2006  Lowest contract charges                          1.36%              --            13.36%
    Highest contract charges                            2.54%              --            12.87%
    Remaining contract charges                            --               --               --
DEVELOPING GROWTH
 2006  Lowest contract charges                          1.33%              --            15.63%
    Highest contract charges                            2.24%              --            15.26%
    Remaining contract charges                            --               --               --
FLEXIBLE INCOME
 2006  Lowest contract charges                          1.36%            5.09%            3.19%
    Highest contract charges                            2.49%            4.40%            2.74%
    Remaining contract charges                            --               --               --
DIVIDEND GROWTH
 2006  Lowest contract charges                          1.36%            1.64%           10.04%
    Highest contract charges                            2.28%            3.10%            9.69%
    Remaining contract charges                            --               --               --
GLOBAL EQUITY
 2006  Lowest contract charges                          1.37%              --            14.69%
    Highest contract charges                            2.51%              --            14.19%
    Remaining contract charges                            --               --               --
JENNISON 20/20 FOCUS PORTFOLIO
 2006  Lowest contract charges                          1.70%              --            11.70%
    Highest contract charges                            2.20%              --            11.14%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          1.70%              --            19.22%
    Highest contract charges                            2.18%              --            18.62%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          1.70%              --            13.43%
    Highest contract charges                            2.19%              --            12.87%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          1.70%              --            26.63%
    Highest contract charges                            2.19%              --            26.00%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          1.70%              --            23.89%
    Highest contract charges                            0.91%              --             3.15%
    Remaining contract charges                            --               --               --

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
JENNISON PORTFOLIO
 2006  Lowest contract charges                               48,769        $0.925569            $45,138
    Highest contract charges                                  8,437         0.898869              7,584
    Remaining contract charges                              122,233               --            110,904
 2005  Lowest contract charges                               92,522         0.928754             85,930
    Highest contract charges                                  9,438         0.906942              8,559
    Remaining contract charges                              182,529               --            167,260
 2004  Lowest contract charges                              103,873         0.828484             86,057
    Highest contract charges                                  9,055         0.813488              7,366
    Remaining contract charges                              282,331               --            231,669
 2003  Lowest contract charges                              133,812         0.771563            103,244
    Highest contract charges                                 34,808         0.761765             26,516
    Remaining contract charges                              819,733               --            628,580
 2002  Lowest contract charges                              138,325         0.605502             83,756
    Highest contract charges                                  8,152         0.601114              4,900
    Remaining contract charges                              825,507               --            497,894
PRUDENTIAL VALUE PORTFOLIO
 2006  Lowest contract charges                              197,573         1.375746            271,810
    Highest contract charges                                 12,093         1.340654             16,212
    Remaining contract charges                              130,756               --            176,875
 2005  Lowest contract charges                              182,964         1.171723            214,383
    Highest contract charges                                 13,142         1.147543             15,081
    Remaining contract charges                              181,045               --            209,169
 2004  Lowest contract charges                              182,967         1.025520            187,636
    Highest contract charges                                170,039         1.009386            171,635
    Remaining contract charges                              256,404               --            259,917
 2003  Lowest contract charges                              184,611         0.900515            166,245
    Highest contract charges                                193,769         0.890789            172,607
    Remaining contract charges                              260,387               --            232,508
 2002  Lowest contract charges                              187,292         0.717644            134,409
    Highest contract charges                                100,210         0.713454             71,495
    Remaining contract charges                              111,357               --             79,491
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
 2006  Lowest contract charges                                6,959         1.178551              8,201
    Highest contract charges                                     --               --                 --
    Remaining contract charges                                   --               --                 --
GROWTH AND INCOME
 2006  Lowest contract charges                               67,735        17.033843          1,153,807
    Highest contract charges                                  2,202        16.478091             36,278
    Remaining contract charges                              175,473               --          2,943,724
COMSTOCK
 2006  Lowest contract charges                               17,638        16.982646            299,538
    Highest contract charges                                  1,726        16.521234             28,517
    Remaining contract charges                               72,081               --          1,210,341

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
JENNISON PORTFOLIO
 2006  Lowest contract charges                          1.70%              --             0.34%
    Highest contract charges                            2.25%              --             0.89%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          1.70%              --            12.10%
    Highest contract charges                            2.24%              --            11.49%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          1.70%            0.04%            7.38%
    Highest contract charges                            2.29%            0.03%            6.79%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          1.70%              --            27.43%
    Highest contract charges                            2.24%              --            26.73%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          1.71%              --            32.33%
    Highest contract charges                            0.79%              --             7.63%
    Remaining contract charges                            --               --               --
PRUDENTIAL VALUE PORTFOLIO
 2006  Lowest contract charges                          1.70%            1.05%           17.41%
    Highest contract charges                            2.20%            0.98%           16.83%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          1.70%            0.79%           14.26%
    Highest contract charges                            2.20%            0.89%           13.69%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          1.70%            0.96%           13.88%
    Highest contract charges                            2.20%            0.91%           13.31%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          1.70%            1.04%           25.48%
    Highest contract charges                            2.19%            1.27%           24.86%
    Remaining contract charges                            --               --               --
 2002  Lowest contract charges                          1.70%            1.05%           23.66%
    Highest contract charges                            0.90%            2.95%            3.71%
    Remaining contract charges                            --               --               --
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
 2006  Lowest contract charges                          1.70%              --            18.46%
    Highest contract charges                              --               --               --
    Remaining contract charges                            --               --               --
GROWTH AND INCOME
 2006  Lowest contract charges                          1.35%              --            11.24%
    Highest contract charges                            2.51%              --            10.75%
    Remaining contract charges                            --               --               --
COMSTOCK
 2006  Lowest contract charges                          1.34%              --            11.38%
    Highest contract charges                            2.49%              --            10.90%
    Remaining contract charges                            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND
 2006  Lowest contract charges                               83,812        $1.319922           $110,626
    Highest contract charges                                  7,826         1.256694              9,835
    Remaining contract charges                            1,405,459               --          1,798,147
 2005  Lowest contract charges                               54,002         1.193027             64,425
    Highest contract charges                                 53,092         1.149019             61,004
    Remaining contract charges                            1,504,542               --          1,751,936
 2004  Lowest contract charges                               57,473         1.151803             66,197
    Highest contract charges                                 52,184         1.122137             58,558
    Remaining contract charges                            1,468,482               --          1,661,161
 2003  Lowest contract charges                               34,431         1.067708             36,763
    Highest contract charges                                  6,843         1.052236              7,201
    Remaining contract charges                              398,528               --            421,330
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND
 2006  Lowest contract charges                              212,602         1.186333            252,216
    Highest contract charges                                126,709         1.129473            143,115
    Remaining contract charges                            4,844,225               --          5,563,099
 2005  Lowest contract charges                              152,202         1.157855            176,228
    Highest contract charges                                229,153         1.115105            255,530
    Remaining contract charges                            4,052,488               --          4,569,738
 2004  Lowest contract charges                              109,558         1.151424            126,148
    Highest contract charges                                103,365         1.121743            115,949
    Remaining contract charges                            3,074,655               --          3,468,812
 2003  Lowest contract charges                               47,933         1.111298             53,267
    Highest contract charges                                308,509         1.101736            339,895
    Remaining contract charges                              524,132               --            578,941
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND
 2006  Lowest contract charges                              201,352         1.404613            282,821
    Highest contract charges                                 77,220         1.337330            103,269
    Remaining contract charges                            1,954,391               --          2,669,470
 2005  Lowest contract charges                               94,335         1.200923            113,289
    Highest contract charges                                 33,350         1.156619             38,573
    Remaining contract charges                            1,731,640               --          2,033,647
 2004  Lowest contract charges                               42,053         1.155148             48,578
    Highest contract charges                                 15,035         1.125397             16,920
    Remaining contract charges                              886,895               --          1,004,749
 2003  Lowest contract charges                                3,571         1.047810              3,741
    Highest contract charges                                 78,150         1.038773             81,180
    Remaining contract charges                              159,119               --            165,712

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND
 2006  Lowest contract charges                          1.35%            2.33%           10.64%
    Highest contract charges                            2.51%            2.09%            9.37%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          1.35%            2.05%            3.58%
    Highest contract charges                            2.49%            2.07%            2.40%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          1.35%            2.14%            7.88%
    Highest contract charges                            2.49%            3.08%            6.64%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.52%            0.64%           11.20%
    Highest contract charges                            0.91%            0.87%           10.77%
    Remaining contract charges                            --               --               --
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND
 2006  Lowest contract charges                          1.35%            4.40%            2.46%
    Highest contract charges                            2.50%            4.32%            1.29%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          1.34%            3.68%            0.56%
    Highest contract charges                            2.48%            3.69%            0.59%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          1.33%            3.38%            2.99%
    Highest contract charges                            2.47%            3.39%            1.82%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.63%            1.16%            2.64%
    Highest contract charges                            0.90%            1.22%            2.38%
    Remaining contract charges                            --               --               --
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND
 2006  Lowest contract charges                          1.35%            1.70%           16.96%
    Highest contract charges                            2.50%            1.68%           15.62%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          1.34%            1.60%            3.96%
    Highest contract charges                            2.48%            1.57%            2.77%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          1.32%            2.47%            9.59%
    Highest contract charges                            2.45%            2.69%            8.34%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.51%            0.48%           11.70%
    Highest contract charges                            0.89%            1.00%           11.41%
    Remaining contract charges                            --               --               --

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE
 FUND
 2006  Lowest contract charges                               15,081        $1.322927            $19,952
    Highest contract charges                                 10,659         1.259570             13,425
    Remaining contract charges                              726,355               --            931,598
 2005  Lowest contract charges                                3,001         1.098040              3,295
    Highest contract charges                                  4,182         1.057533              4,423
    Remaining contract charges                              399,602               --            426,466
 2004  Lowest contract charges                                3,008         1.079439              3,247
    Highest contract charges                                130,201         1.053230            137,131
    Remaining contract charges                              102,555               --            108,377
 2003  Lowest contract charges                               31,340         0.971940             30,461
    Highest contract charges                                114,717         0.969458            111,213
    Remaining contract charges                                   --               --                 --
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND
 2006  Lowest contract charges                               31,167         1.119493             34,891
    Highest contract charges                                 28,708         1.070649             30,736
    Remaining contract charges                               95,866               --            104,242
 2005  Lowest contract charges                               14,665         0.981243             14,390
    Highest contract charges                                 28,713         0.947863             27,216
    Remaining contract charges                               94,820               --             90,990
 2004  Lowest contract charges                               12,310         1.007804             12,406
    Highest contract charges                                 28,719         0.992631             28,507
    Remaining contract charges                               65,555               --             65,554
 2003  Lowest contract charges                                2,308         0.945828              2,183
    Highest contract charges                                  5,317         0.937667              4,986
    Remaining contract charges                                   --               --                 --
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND
 2006  Lowest contract charges                              215,217         1.451008            312,279
    Highest contract charges                                 98,715         1.381485            136,374
    Remaining contract charges                            1,632,694               --          2,305,249
 2005  Lowest contract charges                              111,770         1.217401            136,068
    Highest contract charges                                 61,698         1.172478             72,340
    Remaining contract charges                            1,315,356               --          1,566,275
 2004  Lowest contract charges                               50,434         1.125003             56,739
    Highest contract charges                                 25,606         1.096017             28,064
    Remaining contract charges                              485,323               --            535,423
 2003  Lowest contract charges                                2,520         1.033934              2,605
    Highest contract charges                                 16,662         1.025020             17,079
    Remaining contract charges                               69,417               --             71,338

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE
 FUND
 2006  Lowest contract charges                          1.35%            2.19%           20.48%
    Highest contract charges                            2.49%            1.97%           19.11%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          1.34%            0.78%            1.72%
    Highest contract charges                            2.47%            0.83%            0.56%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          1.34%            1.67%            9.73%
    Highest contract charges                            2.35%            1.61%            8.64%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.77%            1.00%           11.81%
    Highest contract charges                            0.88%            1.10%           11.68%
    Remaining contract charges                            --               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND
 2006  Lowest contract charges                          1.35%            0.84%           14.09%
    Highest contract charges                            2.35%            0.73%           12.95%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          1.32%            1.29%            3.55%
    Highest contract charges                            2.34%            0.57%            4.51%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          1.69%              --             6.55%
    Highest contract charges                            2.33%              --             5.86%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.56%              --            10.77%
    Highest contract charges                            0.77%              --            10.49%
    Remaining contract charges                            --               --               --
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND
 2006  Lowest contract charges                          1.35%            2.17%           19.19%
    Highest contract charges                            2.50%            1.97%           17.83%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          1.34%            2.68%            8.21%
    Highest contract charges                            2.48%            2.63%            6.98%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          1.32%            0.01%            8.16%
    Highest contract charges                            2.45%            0.31%            6.93%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.67%              --            20.36%
    Highest contract charges                            0.87%              --            20.05%
    Remaining contract charges                            --               --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH
 FUND
 2006  Lowest contract charges                              218,420        $1.069429           $233,586
    Highest contract charges                                 77,986         1.018189             79,404
    Remaining contract charges                            3,162,071               --          3,280,103
 2005  Lowest contract charges                              142,314         1.059100            150,725
    Highest contract charges                                 75,336         1.020021             76,844
    Remaining contract charges                            3,169,096               --          3,274,004
 2004  Lowest contract charges                              104,399         1.015612            106,029
    Highest contract charges                                 63,388         0.989443             62,719
    Remaining contract charges                            2,655,650               --          2,644,771
 2003  Lowest contract charges                               20,126         0.991033             19,945
    Highest contract charges                                134,488         0.982513            132,136
    Remaining contract charges                              482,547               --            475,326
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND
 2006  Lowest contract charges                               41,036         1.026287             42,115
    Highest contract charges                                 11,651         0.977112             11,385
    Remaining contract charges                            1,007,610               --          1,009,583
 2005  Lowest contract charges                               40,446         0.996039             40,285
    Highest contract charges                                 11,651         0.959281             11,177
    Remaining contract charges                              946,028               --            923,140
 2004  Lowest contract charges                                6,940         0.984231              6,830
    Highest contract charges                                382,052         0.962494            367,723
    Remaining contract charges                            1,106,857               --          1,074,235
 2003  Lowest contract charges                              339,445         0.978814            332,253
    Highest contract charges                                     --               --                 --
    Remaining contract charges                                   --               --                 --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND
 2006  Lowest contract charges                              198,324         1.407013            279,043
    Highest contract charges                                 76,708         1.339585            102,757
    Remaining contract charges                            1,808,913               --          2,470,551
 2005  Lowest contract charges                              127,662         1.161789            148,317
    Highest contract charges                                 47,882         1.118912             53,576
    Remaining contract charges                            1,358,744               --          1,540,827
 2004  Lowest contract charges                               73,515         1.108382             81,482
    Highest contract charges                                 38,102         1.079819             41,143
    Remaining contract charges                              821,307               --            892,914
 2003  Lowest contract charges                               19,545         0.981616             19,186
    Highest contract charges                                 43,499         0.973154             42,331
    Remaining contract charges                              136,038               --            132,731

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH
 FUND
 2006  Lowest contract charges                          1.35%              --             0.98%
    Highest contract charges                            2.50%              --             0.18%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          1.34%            0.18%            4.28%
    Highest contract charges                            2.49%            0.18%            3.09%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          1.33%              --             1.87%
    Highest contract charges                            2.48%              --             0.71%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.65%              --             9.25%
    Highest contract charges                            0.88%              --             8.97%
    Remaining contract charges                            --               --               --
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND
 2006  Lowest contract charges                          1.35%            4.43%            3.04%
    Highest contract charges                            2.50%            4.34%            1.86%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          1.34%            2.71%            1.20%
    Highest contract charges                            2.48%            2.71%            0.04%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          1.35%            0.53%            0.65%
    Highest contract charges                            2.06%            0.83%            1.49%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.76%            0.14%            0.65%
    Highest contract charges                              --               --               --
    Remaining contract charges                            --               --               --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND
 2006  Lowest contract charges                          1.35%              --            21.11%
    Highest contract charges                            2.50%              --            19.72%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          1.34%              --             4.82%
    Highest contract charges                            2.49%              --             3.62%
    Remaining contract charges                            --               --               --
 2004  Lowest contract charges                          1.33%              --            12.24%
    Highest contract charges                            2.46%              --            10.96%
    Remaining contract charges                            --               --               --
 2003  Lowest contract charges                          0.62%              --            20.05%
    Highest contract charges                            0.88%              --            19.74%
    Remaining contract charges                            --               --               --

-------------------------------------------------------------------------------

                                                                          UNIT            CONTRACT
SUB-ACCOUNT                                             UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
 2006  Lowest contract charges                                1,515       $12.730894            $19,293
    Highest contract charges                                  9,817        12.560463            123,302
    Remaining contract charges                               22,075               --            278,970
 2005  Lowest contract charges                                  891        11.222685              9,996
    Highest contract charges                                     --               --                 --
    Remaining contract charges                                   --               --                 --
WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE
 FUND
 2006  Lowest contract charges                               12,987        13.749766            178,569
    Highest contract charges                                 22,683        13.630438            309,177
    Remaining contract charges                               30,232               --            414,141
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
 2006  Lowest contract charges                                  918        11.921222             10,943
    Highest contract charges                                    885        11.855245             10,493
    Remaining contract charges                                  558               --              6,646
 2005  Lowest contract charges                                  918        10.821546              9,934
    Highest contract charges                                    376        10.799381              4,056
    Remaining contract charges                                   --               --                 --

                                                                     INVESTMENT
                                                      EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                                           RATIO*           RATIO**         RETURN***
------------------------------------------------  -------------------------------------------------
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
 2006  Lowest contract charges                          1.35%              --            13.11%
    Highest contract charges                            2.20%              --            12.15%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          1.76%              --             6.69%
    Highest contract charges                              --               --               --
    Remaining contract charges                            --               --               --
WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE
 FUND
 2006  Lowest contract charges                          1.65%              --            13.83%
    Highest contract charges                            2.20%              --            13.21%
    Remaining contract charges                            --               --               --
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
 2006  Lowest contract charges                          1.85%              --            10.16%
    Highest contract charges                            2.20%              --             9.78%
    Remaining contract charges                            --               --               --
 2005  Lowest contract charges                          1.76%              --             4.81%
    Highest contract charges                            2.16%              --             4.63%
    Remaining contract charges                            --               --               --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as Mortality and Expense Risk Charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.40% to 1.55% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge, and MAV 70 Death Benefit Charge. These deductions range from 0.15% to 0.85%.

    These charges are a reduction in unit values.

    The Company will charge an expense for Rider charges related to The Hartford's Income Foundation, The Hartford's Lifetime Income Builder, and The Hartford's Lifetime Income Builder II. The Company initially makes deductions of 0.30%, 0.40%, and 0.40%, respectively. The Company has the right to increase both the Lifetime Income Builder and Lifetime Income Builder II to a maximum charge of 0.75%.

    This charge is a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2006 and 2005 and for the Years Ended December 31, 2006, 2005 and 2004

SUPPLEMENTAL SCHEDULES

Year Ended December 31, 2006

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
Independent Auditors' Report                                               F-1
Financial Statements Statutory Basis:
    Admitted Assets, Liabilities and Surplus                               F-2
    Statements of Operations                                               F-3
    Statements of Changes in Capital and Surplus                           F-4
    Statements of Cash Flows                                               F-5
    Notes to Statutory Basis Financial Statements                          F-6
Supplementary Information
    Schedule I -- Selected Financial Data                                 F-27
    Schedule II -- Summary Investment Schedule                            F-30
    Schedule III -- Investment Risks Interrogatories                      F-31

[DELOITTE LOGO]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statements of admitted assets, liabilities, and surplus -- statutory basis of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statements of operations -- statutory basis, changes in capital and surplus -- statutory basis, and cash flows -- statutory basis for the years ended December 31, 2006, 2005 and 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2006 or 2005, or the results of its operations or its cash flows for the year ended December 31, 2006, 2005 or 2004.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for the years ended December 31, 2006, 2005 and 2004, on the basis of accounting described in Note 2.

Our 2006 audit was conducted for the purpose of forming an opinion on the basic 2006 statutory basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2006 are presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and are not a required part of the basis 2006 statutory basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subject to the auditing procedures applied in our audit of the basic 2006 statutory-basis financial statements and in our opinion, is fairly stated in all material respects when considered in relation to such financial statements taken as a whole.

/s/ Deloitte & Touche LLP

March 29, 2007

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                            2006                 2005
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                     $5,036,594           $5,477,170
 Common and preferred stocks                  245,850               25,046
 Mortgage loans                               160,595               98,529
 Real estate                                   25,667               25,425
 Policy loans                                 324,631              323,911
 Cash and short-term investments              467,648              345,858
 Other invested assets                        245,454              135,920
                                        -------------        -------------
        TOTAL CASH AND INVESTED ASSETS      6,506,439            6,431,859
                                        -------------        -------------
 Investment income due and accrued             66,244               67,354
 Federal income taxes recoverable                  --               98,311
 Deferred tax asset                            91,537               87,160
 Other assets                                 104,023               91,961
 Separate account assets                   76,317,895           68,323,841
                                        -------------        -------------
                 TOTAL ADMITTED ASSETS    $83,086,138          $75,100,486
                                        -------------        -------------
LIABILITIES
 Aggregate reserves for life and           $6,422,847           $6,150,452
  accident and health policies
 Liability for deposit type contracts          80,785              100,325
 Policy and contract claim liabilities         32,635               24,919
 Asset valuation reserve                       41,544               34,749
 Payable to parents, subsidiaries or           30,498               34,130
  affiliates
 Accrued expense allowances and other      (2,438,731)          (1,952,020)
  amounts due from separate accounts
 Other liabilities                            930,986              893,824
 Separate account liabilities              76,317,895           68,323,841
                                        -------------        -------------
                     TOTAL LIABILITIES     81,418,459           73,610,220
                                        -------------        -------------
CAPITAL AND SURPLUS
 Common stock -- 3,000 shares                   2,500                2,500
  authorized, 2,000 shares issued and
  outstanding
 Gross paid-in and contributed surplus      1,376,953            1,371,883
 Unassigned funds                             288,226              115,883
                                        -------------        -------------
             TOTAL CAPITAL AND SURPLUS      1,667,679            1,490,266
                                        -------------        -------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS    $83,086,138          $75,100,486
                                        -------------        -------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                     FOR THE YEARS ENDED
                                                                                        DECEMBER 31,
                                                                       2006                 2005                  2004
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                                  $9,842,305           $9,152,337           $11,619,788
 Considerations for supplementary contracts with life                         71                    2                   962
  contingencies
 Net investment income                                                   339,347              326,928               324,681
 Commissions and expense allowances on reinsurance ceded                  94,873               84,961                73,944
 Reserve adjustment on reinsurance ceded                              (1,659,418)          (1,552,540)           (1,155,122)
 Fee income                                                            1,650,017            1,369,610             1,200,281
 Other revenues                                                           15,564              107,755                84,658
                                                                  --------------        -------------        --------------
                                                  TOTAL REVENUES      10,282,759            9,489,053            12,149,192
                                                                  --------------        -------------        --------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                              280,782              265,994               255,803
 Disability and other benefits                                            18,311               14,118                13,235
 Surrenders and other fund withdrawals                                 9,054,230            6,974,564             5,435,091
 Commissions                                                             864,564              783,178               821,925
 Increase (decrease) in aggregate reserves for life and accident         274,407              (11,074)             (260,443)
  and health policies
 General insurance expenses                                              528,545              449,607               448,862
 Net transfers (from)/to separate accounts                              (675,124)           1,192,568             5,647,980
 Modified coinsurance adjustment on reinsurance assumed                 (530,122)            (483,138)             (441,048)
 Other expenses                                                           55,838               41,735                43,678
                                                                  --------------        -------------        --------------
                                     TOTAL BENEFITS AND EXPENSES       9,871,431            9,227,552            11,965,083
                                                                  --------------        -------------        --------------
Net gain from operations before federal income tax expense               411,328              261,501               184,109
 (benefit)
 Federal income tax expense (benefit)                                     31,961               42,463               (87,470)
                                                                  --------------        -------------        --------------
                                        NET GAIN FROM OPERATIONS         379,367              219,038               271,579
                                                                  --------------        -------------        --------------
 Net realized capital (losses) gains, after tax                          (40,656)                  54               (14,900)
                                                                  --------------        -------------        --------------
                                                      NET INCOME        $338,711             $219,092              $256,679
                                                                  --------------        -------------        --------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
 Balance, beginning and end of year                                          $2,500              $2,500              $2,500
                                                                       ------------        ------------        ------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                        1,371,883           1,371,883           1,371,883
 Capital contribution                                                         5,070                  --                  --
                                                                       ------------        ------------        ------------
                                                 BALANCE, END OF YEAR     1,376,953           1,371,883           1,371,883
                                                                       ------------        ------------        ------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                 115,883             (66,391)           (330,602)
 Net Income                                                                 338,711             219,092             256,679
 Change in Net Unrealized Capital Losses on Common Stocks and Other         (35,674)             (7,075)            (13,371)
  Invested Assets
 Change in Net Unrealized Foreign Exchange Capital Losses                     2,957                (495)                 --
 Change in Net Deferred Income Tax                                           30,476              82,268              51,589
 Change in Asset Valuation Reserve                                           (6,795)             (4,632)            (13,575)
 Change in Non-Admitted Assets                                              (42,153)           (106,914)            (16,965)
 Change in Liability for Reinsurance in Unauthorized Companies                 (179)                 30                (146)
 Dividends to Stockholder                                                  (115,000)                 --                  --
                                                                       ------------        ------------        ------------
                                                 BALANCE, END OF YEAR       288,226             115,883             (66,391)
                                                                       ------------        ------------        ------------
CAPITAL AND SURPLUS,
 End of Year                                                             $1,667,679          $1,490,266          $1,307,992
                                                                       ------------        ------------        ------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                       2006                 2005                  2004
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $9,836,688           $9,145,844           $11,608,790
 Net Investment Income                                                   383,972              369,012               370,945
 Miscellaneous Income                                                     98,373                1,909               196,120
                                                                  --------------        -------------        --------------
                                                    TOTAL INCOME      10,319,033            9,516,765            12,175,855
                                                                  --------------        -------------        --------------
 Benefits Paid                                                         9,346,769            7,273,337             5,699,783
 Federal Income Tax (Recoveries) Payments                               (103,806)              71,607               (54,729)
 Net Transfers (from) to Separate Accounts                              (188,413)           1,240,273             5,811,016
 Other Expenses                                                        1,011,284              826,693               905,742
                                                                  --------------        -------------        --------------
                                     TOTAL BENEFITS AND EXPENSES      10,065,834            9,411,910            12,361,812
                                                                  --------------        -------------        --------------
            NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES         253,199              104,855              (185,957)
                                                                  --------------        -------------        --------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                 1,959,478            2,572,479             1,584,991
 Common and Preferred Stocks                                              24,070                   --                 1,767
 Mortgage Loans                                                            8,746               11,039                25,752
 Other                                                                   (16,109)              50,196                35,227
                                                                  --------------        -------------        --------------
                                       TOTAL INVESTMENT PROCEEDS       1,976,185            2,633,714             1,647,737
                                                                  --------------        -------------        --------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                 1,682,961            2,708,647             1,351,838
 Common and Preferred Stocks                                             140,727               13,467                 2,473
 Mortgage Loans                                                           70,991               40,175                    --
 Real Estate                                                               1,125                  116                 1,482
 Other                                                                   109,533              134,301                 3,275
                                                                  --------------        -------------        --------------
                                      TOTAL INVESTMENTS ACQUIRED       2,005,337            2,896,706             1,359,068
                                                                  --------------        -------------        --------------
 Net Increase in Policy Loans                                                720               13,391                15,806
                                                                  --------------        -------------        --------------
            NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES         (29,872)            (276,383)              272,863
                                                                  --------------        -------------        --------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Dividends to Stockholders                                              (115,000)                  --                    --
 Net other cash provided (used)                                           13,463               85,968               (47,982)
                                                                  --------------        -------------        --------------
     NET CASH (USED FOR) PROVIDED BY FINANCING AND MISCELLANEOUS        (101,537)              85,968               (47,982)
                                                      ACTIVITIES
                                                                  --------------        -------------        --------------
 Net increase (decrease) in cash and short-term investments              121,790              (85,560)               38,924
 Cash and Short-Term Investments, Beginning of Year                      348,858              431,418               392,494
                                                                  --------------        -------------        --------------
                    CASH AND SHORT-TERM INVESTMENTS, END OF YEAR        $467,648             $348,858              $431,418
                                                                  --------------        -------------        --------------
Note: Supplemental disclosures of cash flow information for
 non-cash transaction
 Stock compensation of capital contribution from parent                    5,071                   --                    --
 Common and Preferred stock acquired in satisfaction of debt                  --                   --                 2,173

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the state of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and evaluation of other-than-temporary impairments. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

[1] treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

[2] recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

[3] development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

[4] excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

[5] the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

[6] establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

[7] the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

[8] the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

[9] for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

[10] the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

[11] deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

[12] comprehensive income and its components are not presented in statutory financial statements;

[13] for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

[14] embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                      2006                   2005                   2004
---------------------------------------------------------------------------------------------------------------------------------
GAAP NET INCOME                                                      $ 312,900              $ 288,133              $ 450,396
Deferral and amortization of policy acquisition costs, net             (69,341)              (252,771)              (389,629)
Change in unearned revenue reserve                                     120,820                120,513                108,301
Deferred taxes                                                         (57,573)               (63,142)                43,719
Separate account expense allowance                                     143,649                 25,180                168,013
Benefit reserve adjustment                                             (91,421)                73,673                (14,581)
Prepaid reinsurance adjustment                                             615                 (1,861)                (9,068)
Reinsurance                                                                 --                     --                 (9,123)
Dividends received from affiliates                                          --                     --                  2,000
Sales inducements                                                      (21,576)               (32,256)               (58,330)
Cumulative effect of GAAP accounting change                                 --                     --                 31,151
Other, net                                                                 638                 61,623                (66,170)
                                                                   -----------            -----------            -----------
                                        STATUTORY NET INCOME          $338,711               $219,092               $256,679
                                                                   -----------            -----------            -----------

                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
GAAP STOCKHOLDER'S EQUITY                                                $ 3,916,947         $ 3,672,466         $ 3,332,247
Deferred policy acquisition costs                                         (4,583,199)         (4,508,206)         (4,164,021)
Unearned revenue reserve                                                     648,448             524,372             408,737
Deferred taxes                                                               383,837             383,486             481,245
Separate account expense allowance                                         2,089,536           1,946,328           1,920,061
Unrealized gains on investments                                             (117,113)            (46,341)           (226,613)
Benefit reserve adjustment                                                  (274,921)            (46,363)            281,742
Asset valuation reserve                                                      (41,544)            (34,749)            (30,117)
Interest maintenance reserve                                                      --             (17,845)            (28,254)
Prepaid reinsurance premium                                                  (33,931)            (27,377)            (47,089)
Goodwill                                                                    (170,100)           (170,100)           (170,100)
Reinsurance ceded                                                           (200,371)           (200,192)           (200,222)
Other, net                                                                    50,090              14,787            (249,624)
                                                                       -------------       -------------       -------------
                                        STATUTORY CAPITAL AND SURPLUS     $1,667,679          $1,490,266          $1,307,992
                                                                       -------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half ( 1/2 ) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2006 and 2005, the Company had $8,037,610 and $5,867,604,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2006 and 2005 totaled $22,702 and $16,846, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2006 (including general and separate account liabilities) are as follows:

                                                                     % OF
                                                   AMOUNT            TOTAL
--------------------------------------------------------------------------------
Subject to discretionary withdrawal:
With market value adjustment                          $30,446          0.04%
At book value, less current surrender charge          952,987          1.29%
 of 5% or more
At market value                                    70,259,363         95.13%
                                                -------------       -------
      TOTAL WITH ADJUSTMENT OR AT MARKET VALUE     71,242,796         96.46%
                                                -------------       -------
At book value without adjustment (minimal or        2,515,752          3.41%
 no charge or adjustment):
Not subject to discretionary withdrawal:              300,004          0.41%
                                                -------------       -------
                                  TOTAL, GROSS     74,058,552        100.27%
Reinsurance ceded                                    (200,000)        (0.27)%
                                                -------------       -------
                                    TOTAL, NET    $73,858,552        100.00%
                                                -------------       -------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)         $3,397,224
 Exhibit 5, Supplementary Contract Section,             4,252
  Total (net)
 Exhibit 7, Deposit-Type Contracts Section,            80,785
  Column 1, Line 14
                                                -------------
                                      SUBTOTAL      3,482,261
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                 70,376,291
 Exhibit 3, Column 2, Line 0399999                         --
 Policyholder dividend and coupon                          --
  accumulations
 Policyholder premiums                                     --
 Guaranteed interest contracts                             --
 Other contract deposit funds                              --
                                                -------------
                                      SUBTOTAL     70,376,291
                                                -------------
                                COMBINED TOTAL    $73,858,552
                                                -------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 88 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 46) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2006 and 2005.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $41,544 and $34,749 as of December 31, 2006, 2005 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2006 and 2005 were $(525) and $17,845 respectively. The 2006 IMR balance was an asset balance and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The 2005 IMR balance is included as a component of Other Liabilities on the Admitted Assets, Liabilities and Surplus Statement. The net capital (losses) gains captured in the IMR, net of taxes, in 2006, 2005 and 2004 were $(15,707), $(2,530) and $6,582, respectively.
The amount of expense amortized from the IMR net of taxes in 2006, 2005 and 2004 included in the Company's Statements of Operations, was $2,664, $7,879 and $7,642, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $0, $2,219 and $1,838 for the years ended December 31, 2006, 2005 and 2004. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $0, $0 and $5 for the years ended December 31, 2006, 2005 and 2004, respectively

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2006 and 2005, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as being held for hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles ("SSAP") No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as an asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the Statement of Admitted Assets, Liabilities and Surplus at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 88 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 88), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2004. SSAP No. 88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2005, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A)  COMPONENTS OF NET INVESTMENT INCOME

                                              2006         2005         2004
--------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                  $306,123     $301,532     $294,245
Interest income from policy loans               21,199       22,418       18,432
Interest and dividends from other
 investments                                    19,168        9,901       17,497
                                           -----------  -----------  -----------
Gross investment income                        346,490      333,851      330,174
Less: investment expenses                        7,143        6,923        5,493
                                           -----------  -----------  -----------
                    NET INVESTMENT INCOME     $339,347     $326,928     $324,681
                                           -----------  -----------  -----------

(B)  COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS

                                2006              2005              2004
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                          $95,839           $108,881         $236,408
Gross unrealized capital
 losses                         (62,923)           (67,624)         (14,758)
                              ---------       ------------       ----------
Net unrealized capital gains     32,916             41,257          221,650
Balance, beginning of year       41,257            221,650          167,928
                              ---------       ------------       ----------
    CHANGE IN NET UNREALIZED
      CAPITAL (LOSSES) GAINS
     ON BONDS AND SHORT-TERM
                 INVESTMENTS    $(8,341)         $(180,393)         $53,722
                              ---------       ------------       ----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                    2006            2005            2004
--------------------------------------------------------------------------------
Gross unrealized capital gains       $3,778          $1,002            $558
Gross unrealized capital losses     (36,376)        (31,971)        (31,533)
                                  ---------       ---------       ---------
Net unrealized capital losses       (32,598)        (30,969)        (30,975)
Balance, beginning of year          (30,969)        (30,975)        (30,501)
                                  ---------       ---------       ---------
CHANGE IN NET UNREALIZED CAPITAL
                  (LOSSES) GAINS
  ON COMMON STOCKS AND PREFERRED
                          STOCKS    $(1,629)             $6           $(474)
                                  ---------       ---------       ---------

(D)  COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                    2006            2005            2004
--------------------------------------------------------------------------------
Bonds and short-term
 investments                       $(19,176)         $(912)         $21,229
Common stocks                            43             --             (266)
Preferred stocks                       (502)            --               --
Other invested assets               (40,976)        (7,003)          (5,798)
                                 ----------       --------       ----------
Realized capital losses             (60,611)        (7,915)          15,165
Capital gains tax benefit            (4,248)        (5,439)          23,483
                                 ----------       --------       ----------
Net realized capital losses,
 after tax                          (56,363)        (2,476)          (8,318)
Less: amounts transferred to
 IMR                                (15,707)        (2,530)           6,582
                                 ----------       --------       ----------
  NET REALIZED CAPITAL (LOSSES)
               GAINS, AFTER TAX    $(40,656)           $54         $(14,900)
                                 ----------       --------       ----------

For the years ended December 31, 2006, 2005 and 2004, sales of bonds and short-term investments resulted in proceeds of $1,771,232, $2,440,767 and $1,868,164, gross realized capital gains of $9,836, $18,351 and $25,465, and gross realized capital losses of $29,012, $19,087 and $2,900 respectively, before transfers to the IMR.

For the years ended December 31, 2006, 2005 and 2004, sales of common and preferred stocks resulted in proceeds of $24,070, $0 and $1,814, gross realized capital gains of $43, $0 and $50, and gross realized capital losses of $502, $0 and $314, respectively.

(E)  INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price, equity market, or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Interest rate swaps, total return swaps, and volatility swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using the agreed upon rates, indices, or other financial variables, and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, in return for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussion below. During the year 2006 and 2005, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments held at December 31, 2006 and 2005, were $8,246,014 and $6,094,961, respectively. The fair value of derivative instruments are priced via valuation models, which utilize market data, or broker quotations. The fair value of derivative instruments held at December 31, 2006 and 2005, were $212,798 and $118,523, respectively. During the reporting period, the Company did not have any gains or losses recognized in unrealized gains or losses due to either a component of derivative gains or losses excluded from hedge effectiveness or due to derivatives no longer qualifying for hedge accounting.

CASH-FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rate cash flows. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2006 and 2005, interest rate swaps used in cash flow hedge relationships had a notional value of $195,000 and $270,000, respectively, and a fair value of $(2,860) and $(5,887), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2006 and 2005, foreign currency swaps used in cash flow hedge relationships had a notional value $159,723 and $124,803, respectively, and a fair value of $(19,605) and $(8,008), respectively, and a carrying value of $0.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2006 and 2005, of $7,500 and $0, respectively, a fair value of $(75) and $0, respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS AND SWAPTIONS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2006 and 2005, interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,054,077 and $1,016,000, respectively, and a fair value of $2,594 and $333, respectively, and a carrying value of $2,594 and $333, respectively. As of December 31, 2006 and 2005, the average fair value for interest rate caps and swaptions was $1,549 and $619, respectively, in asset value. For the year ended December 31, 2006, derivative contracts in this strategy reported a loss of $(235) in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index, or asset pool. As of December 31, 2006 and 2005, credit default swaps had a notional value of $88,000 and $15,500, respectively, and a fair value of $(379) and $(106), respectively, and a carrying value of $(379) and $(106), respectively. As of December 31, 2006 and 2005, the average fair value for credit default swaps was $(82) and $(76), respectively. For the years ended December 31, 2006, 2005 and 2004, credit derivatives reported loss of $(19), gain of $641 and $28, respectively, in realized capital gains and losses.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN AND INTEREST RATE SWAP
CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Asia, and Far East ("EAFE") and equity volatility swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. As of December 31, 2006 and 2005, derivative contracts in this strategy had a notional value $5,708,864 and $3,525,973, respectively, and a fair value of $235,076 and $118,557, respectively, and a carrying value of $235,076 and $118,557, respectively. As of December 31, 2006 and 2005, the average fair value of the derivative contracts in this strategy was $163,735 and $39,313, respectively. For the years ended December 31, 2006, 2005 and 2004, derivative contracts in this strategy reported a loss of

$(25,898), $(753) and $0, respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, interest rate swaps are used to manage duration risk between assets and liabilities. As of December 31, 2006 and 2005, interest rate swaps had a notional value of $616,500 and $0, respectively, and a fair value of $(2,941) and $0, respectively, and a carrying value of $(2,941) and $0, respectively. As of December 31, 2006 and 2005, the average fair value the derivative contracts in this strategy was $(919) and $0, respectively. For the year ended December 31, 2006, derivative contracts in this strategy reported a gain of $772 in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

EQUITY INDEX OPTIONS: The Company purchases S&P 500 options contracts to economically hedge the statutory reserve impact due to a decline in the equity markets. As of December 31, 2006 and 2005, derivative contracts in this strategy had a notional value $375,850 and $1,142,185, respectively, and a fair value of $1,271 and $13,456, respectively, and a carrying value of $1,271 and $13,456, respectively. As of December 31, 2006 and 2005, the average fair value of the derivative contracts in this strategy was $4,651 and $1,121, respectively. For the year ended December 31, 2006, derivative contracts in this strategy reported a loss of $(6,573) in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2006 and 2005, foreign currency swaps and forwards had a notional value $40,000 and $0, respectively, and a fair value of $(283) and $0, respectively, and a carrying value of $(283) and $0, respectively. As of December 31, 2006 and 2005, the average fair value for foreign currency derivatives was $264 and $(1,517), respectively. For the years ended December 31, 2006, 2005 and 2004, derivative contracts in this strategy reported a loss of $(805), $(1,788) and $0, respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2006 and 2005, the warrants had a notional value of $500 and a fair value of $0 and $178, respectively, and a carrying value of $0 and $178, respectively. As of December 31, 2006 and 2005, the average fair value of the warrants was $105 and $300, respectively. There were no realized gains and losses during the years 2006, 2005 and 2004.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10,000. The Company also minimized the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A1/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

(F)  CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's capital and surplus other than certain U.S. government and government agencies as of December 31, 2006 and 2005.

(G)  BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                             DECEMBER 31, 2006
                                                                      GROSS                     GROSS                 ESTIMATED
                                             STATEMENT             UNREALIZED                 UNREALIZED                FAIR
                                               VALUE                  GAINS                     LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies
 and
authorities:
 -- Guaranteed and sponsored                     $24,639                   $2                      $(172)                 $24,469
 -- Guaranteed and sponsored --                  669,419                5,876                     (7,797)                 667,498
  asset-backed
States, municipalities and political              36,164                   --                     (1,267)                  34,897
 subdivisions
International governments                         37,345                1,704                       (447)                  38,602
Public utilities                                 450,849                7,852                     (8,749)                 449,952
All other corporate -- excluding               2,118,796               56,768                    (29,167)               2,146,397
 asset-backed
All other corporate -- asset-backed            1,672,157               23,637                    (15,324)               1,680,470
Short-term investments                           395,954                   --                         --                  395,954
Parents, subsidiaries and affiliates              27,225                   --                         --                   27,225
                                           -------------            ---------                 ----------            -------------
   TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,432,548              $95,839                   $(62,923)              $5,465,464
                                           -------------            ---------                 ----------            -------------

                                                                             DECEMBER 31, 2006
                                                                GROSS                     GROSS                    ESTIMATED
                                                              UNREALIZED                UNREALIZED                   FAIR
                                            COST                GAINS                     LOSSES                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                 $5,922              $1,448                        $(9)                   $7,361
Common stock -- affiliated                   36,884                  --                    (31,069)                    5,815
                                          ---------            --------                 ----------                 ---------
                     TOTAL COMMON STOCKS    $42,806              $1,448                   $(31,078)                  $13,176
                                          ---------            --------                 ----------                 ---------

                                                                           DECEMBER 31, 2006
                                                                         GROSS                     GROSS               ESTIMATED
                                             STATEMENT                 UNREALIZED               UNREALIZED               FAIR
                                               VALUE                     GAINS                    LOSSES                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                $232,674                   $2,330                   $(5,298)              $229,706
                                            -----------                 --------                 ---------            -----------
               TOTAL PREFERRED STOCKS          $232,674                   $2,330                   $(5,298)              $229,706
                                            -----------                 --------                 ---------            -----------

                                                                            DECEMBER 31, 2005
                                                                     GROSS                      GROSS                 ESTIMATED
                                           STATEMENT              UNREALIZED                  UNREALIZED                FAIR
                                             VALUE                   GAINS                      LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies
 and
authorities:
 -- Guaranteed and sponsored                   $14,009                    $14                       $(94)                 $13,929
 -- Guaranteed and sponsored --                670,257                  1,326                    (10,434)                 661,149
  asset-backed
States, municipalities and political            36,173                    681                       (299)                  36,555
 subdivisions
International governments                       46,486                  4,615                       (564)                  50,537
Public utilities                               429,209                  7,123                     (5,579)                 430,753
All other corporate -- excluding             2,519,951                 70,032                    (33,027)               2,556,956
 asset-backed
All other corporate -- asset-backed          1,699,360                 25,090                    (17,627)               1,706,823
Short-term investments                         291,172                     --                         --                  291,172
Parents, subsidiaries and affiliates            61,725                     --                         --                   61,725
                                         -------------            -----------                 ----------            -------------
 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,768,342               $108,881                   $(67,624)              $5,809,599
                                         -------------            -----------                 ----------            -------------

                                                                             DECEMBER 31, 2005
                                                                GROSS                     GROSS                    ESTIMATED
                                                              UNREALIZED                UNREALIZED                   FAIR
                                            COST                GAINS                     LOSSES                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                 $5,559              $1,002                        $(8)                   $6,553
Common stock -- affiliated                   36,884                  --                    (31,645)                    5,239
                                          ---------            --------                 ----------                 ---------
                     TOTAL COMMON STOCKS    $42,443              $1,002                   $(31,653)                  $11,792
                                          ---------            --------                 ----------                 ---------

                                                                          DECEMBER 31, 2005
                                                                    GROSS                   GROSS                  ESTIMATED
                                          STATEMENT               UNREALIZED             UNREALIZED                  FAIR
                                            VALUE                   GAINS                  LOSSES                    VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated             $13,253                  $ --                    $(318)                  $12,935
                                          ---------                  ----                  -------                 ---------
             TOTAL PREFERRED STOCKS         $13,253                  $ --                    $(318)                  $12,935
                                          ---------                  ----                  -------                 ---------

The statement value and estimated fair value of bonds at December 31, 2006 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      STATEMENT      ESTIMATED
                                                        VALUE       FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                                  $764,400       $766,809
Due after one year through five years                   1,637,293      1,647,996
Due after five years through ten years                  1,968,897      1,981,763
Due after ten years                                     1,061,958      1,068,896
                                                    -------------  -------------
                                             TOTAL     $5,432,548     $5,465,464
                                                    -------------  -------------

At December 31, 2006 and 2005, securities with a statement value of $3,509 and $3,508, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H)  MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding during 2006 were 9.38% and 5.26% and 9.50% and 5.78% during 2006 and 2005, respectively. During 2006 and 2005, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2006 and 2005, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2006 and 2005, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2006 and 2005.

(I)  RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The total recorded investment in restructured loans, as of December 31, 2006, 2005 and 2004 was $0, $0 and $1,207, respectively. The realized capital losses related to these loans, as of December 2006, 2005, and 2004 were $0, $0 and $157, respectively.

(J)  FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                              2006                             2005
                                                                                     ESTIMATED                        ESTIMATED
                                                                  STATEMENT             FAIR       STATEMENT             FAIR
                                                                    VALUE              VALUE         VALUE              VALUE
---------------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments                                  $5,432,548          5,465,464    $5,768,342         $5,809,599
 Preferred stocks                                                     232,674            229,706        13,254             12,935
 Common stocks                                                         13,176             13,176        11,792             11,792
 Mortgage loans                                                       160,595            159,537        98,529             99,287
 Derivative related assets                                            244,422            226,994       135,699            124,391
 Policy loans                                                         324,631            324,631       323,911            323,911
 Other invested assets                                                 26,759             26,759        25,646             25,646
LIABILITIES
 Liability for deposit type contracts                                 $80,785            $80,785      $100,325           $100,325
 Derivative related liabilities                                         9,084             14,196         3,281              5,868
                                                                 ------------       ------------  ------------       ------------

[1] INCLUDED DERIVATIVES HELD FOR OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES WITH A FAIR VALUE ASSET POSITION OF $238,901 AND LIABILITY POSITION OF $3,562.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2006 and 2005, the fair value of the loaned securities was approximately $76,090 and $128,082, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $192 $159 and $230 for the years ended December 31, 2006, 2005 and 2004, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, collateral pledged of $7,889 and $8,058, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2006 and 2005, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $225,602 and $202,196, respectively. At December 31, 2006 and 2005, cash collateral of $172,047 and $163,680, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2006 and 2005. As of December 31, 2006 and 2005, all collateral accepted was held in separate custodial accounts.

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2006 and 2005.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                              LESS THAN 12 MONTHS                                12 MONTHS OR MORE
                               AMORTIZED                           UNREALIZED      AMORTIZED                         UNREALIZED
                                  COST         FAIR VALUE            LOSSES           COST         FAIR VALUE          LOSSES
---------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored         $7,988          $7,967                $(21)        $11,657         $11,506               $(151)
 -- guaranteed & sponsored
 -- asset backed                   57,489          56,968                (521)        302,471         295,195              (7,276)
States, municipalities &
 political subdivisions            26,164          25,591                (573)         10,000           9,306                (694)
International Governments              --              --                  --          14,663          14,216                (447)
Public utilities                   99,646          98,353              (1,293)        171,165         163,709              (7,456)
All other corporate including
 international                    465,006         459,063              (5,943)        671,415         648,191             (23,224)
All other corporate -- asset
 backed                           317,346         314,913              (2,433)        561,586         548,695             (12,891)
                               ----------      ----------          ----------      ----------      ----------          ----------
       TOTAL FIXED MATURITIES     973,639         962,855             (10,784)      1,742,957       1,690,818             (52,139)
Common stock --unaffiliated            --              --                  --             516             507                  (9)
Common stock -- affiliated             --              --                  --          36,884           5,815             (31,069)
Preferred stock --
 unaffiliated                      83,674          82,501              (1,173)         99,048          94,923              (4,125)
                               ----------      ----------          ----------      ----------      ----------          ----------
                 TOTAL EQUITY      83,674          82,501              (1,173)        136,448         101,245             (35,203)
                               ----------      ----------          ----------      ----------      ----------          ----------
             TOTAL SECURITIES  $1,057,313      $1,045,356            $(11,957)     $1,879,405      $1,792,063            $(87,342)
                               ----------      ----------          ----------      ----------      ----------          ----------

                               12 MONTHS OR MORE         TOTAL
                               UNREALIZED ED                           UNREALIZED
                               LOSSES COST         FAIR VALUE            LOSSES
-----------------------------  ------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $19,645         $19,473               $(172)
 -- guaranteed & sponsored
 -- asset backed                      359,960         352,163              (7,797)
States, municipalities &
 political subdivisions                36,164          34,897              (1,267)
International Governments              14,663          14,216                (447)
Public utilities                      270,811         262,062              (8,749)
All other corporate including
 international                      1,136,421       1,107,254             (29,167)
All other corporate -- asset
 backed                               878,932         863,608             (15,324)
                                   ----------      ----------          ----------
       TOTAL FIXED MATURITIES       2,716,596       2,653,673             (62,923)
Common stock --unaffiliated               516             507                  (9)
Common stock -- affiliated             36,884           5,815             (31,069)
Preferred stock --
 unaffiliated                         182,722         177,424              (5,298)
                                   ----------      ----------          ----------
                 TOTAL EQUITY         220,122         183,746             (36,376)
                                   ----------      ----------          ----------
             TOTAL SECURITIES      $2,936,718      $2,837,419            $(99,299)
                                   ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2006, fixed maturities represented approximately 63% of the Company's total unrealized loss amount which was comprised of approximately 590 different securities. Approximately 90% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The Company held no securities as of December 31, 2006 that were in an unrealized loss position in excess of $2,359.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 190 securities of which 96%, or $10,407, were comprised of securities with fair value to amortized cost ratios at or greater than 85%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2006 were comprised of approximately 400 securities. Of the twelve months or more unrealized loss amount 91%, or $47,628, was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                    LESS THAN 12 MONTHS                                    12 MONTHS OR MORE
                     AMORTIZED                           UNREALIZED          AMORTIZED                             UNREALIZED
                        COST         FAIR VALUE            LOSSES               COST             FAIR VALUE          LOSSES
-------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and
 Gov't agencies &
 authorities
 -- guaranteed &
  sponsored             $10,334         $10,315                $(19)             $2,596              $2,521                $(75)
 -- guaranteed &
 sponsored
 -- asset backed        432,499         424,183              (8,316)             58,018              55,900              (2,118)
States,
 municipalities &
 political
 subdivisions            11,173          10,875                (298)                 --                  --                  --
International
 Governments              5,206           5,119                 (87)             11,024              10,547                (477)
Public utilities        170,756         166,127              (4,629)             26,193              25,243                (950)
All other corporate
 including
 international        1,014,471         988,970             (25,501)            190,306             182,781              (7,525)
All other corporate
 --asset backed         682,612         670,729             (11,883)            215,025             209,281              (5,744)
                     ----------      ----------          ----------          ----------          ----------          ----------
        TOTAL FIXED
         MATURITIES   2,327,051       2,276,318             (50,733)            503,162             486,272             (16,890)
Common stock --
 unaffiliated               491             488                  (3)                  5                  --                  (5)
Common stock --
 affiliated                  --              --                  --              36,884               5,239             (31,645)
Preferred stock --
 unaffiliated            13,253          12,935                (318)                 --                  --                  --
                     ----------      ----------          ----------          ----------          ----------          ----------
       TOTAL EQUITY      13,744          13,423                (321)             36,889               5,239             (31,650)
                     ----------      ----------          ----------          ----------          ----------          ----------
   TOTAL SECURITIES  $2,340,795      $2,289,741            $(51,054)           $540,051            $491,511            $(48,540)
                     ----------      ----------          ----------          ----------          ----------          ----------

                     12 MONTHS OR MORE         TOTAL
                     UNREALIZED ED                           UNREALIZED
                     LOSSES COST         FAIR VALUE            LOSSES
-------------------  ------------------------------------------------------
U.S. Gov't and
 Gov't agencies &
 authorities
 -- guaranteed &
  sponsored                 $12,930         $12,836                $(94)
 -- guaranteed &
 sponsored
 -- asset backed            490,517         480,083             (10,434)
States,
 municipalities &
 political
 subdivisions                11,173          10,874                (298)
International
 Governments                 16,230          15,666                (564)
Public utilities            196,949         191,370              (5,579)
All other corporate
 including
 international            1,204,777       1,171,750             (33,026)
All other corporate
 --asset backed             897,637         880,010             (17,627)
                         ----------      ----------          ----------
        TOTAL FIXED
         MATURITIES       2,830,213       2,762,589             (67,623)
Common stock --
 unaffiliated                   496             488                  (8)
Common stock --
 affiliated                  36,884           5,239             (31,645)
Preferred stock --
 unaffiliated                13,253          12,935                (318)
                         ----------      ----------          ----------
       TOTAL EQUITY          50,633          18,662             (31,971)
                         ----------      ----------          ----------
   TOTAL SECURITIES      $2,880,846      $2,781,251            $(99,594)
                         ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2005, fixed maturities represented approximately 100% of the Company's total unrealized loss amount which was comprised of approximately 570 different securities. Approximately 93% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $1,267.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 440 securities of which 96%, or $48,639, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005 were comprised of approximately 140 securities. Of the twelve months or more unrealized loss amount 96%, or $16,276, was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2006 and 2005. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4.  INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset as of December 31, are as follows:

                                                     2006            2005
--------------------------------------------------------------------------------
Total of all deferred tax assets (admitted and
 non-admitted)                                      $598,106        $539,349
Total of all deferred tax liabilities                (44,644)        (36,378)
                                                  ----------      ----------
Net deferred assets (admitted and non-admitted)      553,462         502,971
Net admitted deferred assets                          91,537          87,160
                                                  ----------      ----------
Total deferred tax assets non-admitted              $461,925        $415,811
Increase in deferred taxes non-admitted              $46,114         $95,460
                                                  ----------      ----------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2006 and 2005. The Company distributed the entire balance of the PSA of $88 million in 2006, thereby permanently eliminating the potential tax of $31 million.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                       2006           2005           2004
--------------------------------------------------------------------------------
Federal                                $31,961        $42,463       $(87,470)
Federal income tax on capital gains     (4,248)        (5,439)        23,483
                                     ---------      ---------      ---------
      CURRENT INCOME TAXES INCURRED    $27,713        $37,024       $(63,987)
                                     ---------      ---------      ---------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                              2006        2005      CHANGE
--------------------------------------------------------------------------------
Reserves                                      $50,141     $53,335    $(3,194)
Tax DAC                                       266,428     252,114     14,314
Unrealized Gains                               28,465          --     28,465
Bonds                                          30,220       9,114     21,106
Net Operating Losses
 carryforward/Alternative Minimum Tax
 credit                                       184,765     168,737     16,028
Software project deferrel                          --       2,763     (2,763)
Other                                          38,087      53,286    (15,199)
                                           ----------  ----------  ---------
                TOTAL DEFERRED TAX ASSETS    $598,106    $539,349    $58,757
                                           ----------  ----------  ---------
         DEFERRED TAX ASSETS NON-ADMITTED    $461,925    $415,811    $46,114
                                           ----------  ----------  ---------

Deferred tax liabilities resulting from book/tax difference:

                                        2006           2005          CHANGE
--------------------------------------------------------------------------------
Bonds                                  $(21,397)      $(17,000)      $(4,397)
Accrued deferred compensation            (4,627)        (5,475)          848
Deferred and uncollected                (17,661)       (13,010)       (4,651)
Other                                      (959)          (893)          (66)
                                      ---------      ---------      --------
      TOTAL DEFERRED TAX LIABILITIES   $(44,644)      $(36,378)      $(8,266)
                                      ---------      ---------      --------

                                      2006            2005          CHANGE
--------------------------------------------------------------------------------
Total deferred tax assets            $598,106        $539,349        $58,757
Total deferred tax liabilities        (44,644)        (36,378)        (8,266)
                                   ----------      ----------      ---------
Net deferred tax asset
 (liability)                         $553,462        $502,971        $50,491
Less: Change in deferred tax on
 unrealized gains (losses)                                            20,015
                                                                   ---------
Adjustment change in net deferred
 income tax                                                          $30,476
                                                                   ---------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax Benefit for the following reasons:

                                                    EFFECTIVE                      EFFECTIVE                         EFFECTIVE
                                                       TAX                            TAX                               TAX
                                    2006               RATE          2005            RATE            2004               RATE
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory rate     $128,249            35.0%         $89,641           35.0%         $67,442            35.0%
Tax preferred investments           (107,070)          (29.2)%       (114,783)         (44.8)%        (78,652)          (40.8)%
Unrealized gains/losses                   --              --               --             --           (5,367)           (2.8)%
IMR adjustment                        (6,430)           (1.8)%         (3,643)          (1.4)%           (369)           (0.2)%
1998-2001 IRS audit                       --              --               --             --         (102,502)          (53.2)%
2005 Tax Return true up
 adjustment                           (3,636)           (1.0)%             --             --               --              --
Foreign Tax Credits                  (11,157)           (3.0)%             --             --               --              --
Other                                 (2,719)           (0.7)%         (1,526)          (0.6)%          3,872             2.0%
                                 -----------          ------      -----------      ---------      -----------          ------
                          TOTAL      $(2,763)           (0.7)%       $(30,311)         (11.8)%      $(115,576)            (60)%
                                 -----------          ------      -----------      ---------      -----------          ------

                                               EFFECTIVE                        EFFECTIVE                           EFFECTIVE
                                                  TAX                              TAX                                 TAX
                               2006              RATE           2005               RATE            2004                RATE
---------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income
 tax incurred                  $27,713            6.8%          $37,025            14.4%           $(63,987)          (33.2)%
Change in net deferred
 income taxes                  (30,476)          (7.5)%         (67,336)          (26.2)%           (51,589)          (26.8)%
                             ---------          -----        ----------          ------        ------------          ------
     TOTAL STATUTORY INCOME
                      TAXES    $(2,763)          (0.7)%        $(30,311)          (11.8)%         $(115,576)          (60.0)%
                             ---------          -----        ----------          ------        ------------          ------

(e) The Company has a foreign tax credit carry forward from 2005 of $5,761 which will expire in 2015. As of December 31, 2006, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2006      $55,681
2005      $41,532
2004       $7,825

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent the losses provide a benefit in the consolidated return. Intercompany tax balances are settled quarterly.

5.  REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $240,690 in 2006, an increase of $3,876 from the 2005 balance of $236,814. The total amount of reinsurance credits taken for this agreement is $370,292 in 2006, an increase of $5,962 from the 2005 balance of $364,330.

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to ceded and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company.

In connection with the Reinsurance Agreement, the Company collected premiums of $5,313, net of the recaptured premiums, as of December 31, 2006, and $38,462 as of December 31, 2005 and holds reserves of $28,863 and $38,462 at December 31, 2006 and 2005, respectively.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company automatically ceded 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. During September 2005, the Company recaptured this indemnity reinsurance arrangement from HLA. As a result of the recapture, HLA transferred reserves of $83.3 million, along with hedging assets with a fair value of $126.5 million resulting in cash paid by the Company to HLA of $43.2 million.

The amount of reinsurance recoverables from reinsurers was $11,213 and $14,593 at December 31, 2006 and 2005, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and
 Accident and Health Policies                                         $6,189,958    $1,385,824    $(1,152,935)         $6,422,847
Policy and Contract Claim Liabilities                                    $51,900       $13,508       $(32,773)            $32,635
Premium and Annuity Considerations                                    $9,936,139      $210,011      $(303,845)         $9,842,305
Death, Annuity, Disability and Other Benefits                           $275,788      $106,626       $(83,321)           $299,093
Surrenders and Other Fund Withdrawals                                $10,086,669      $673,938    $(1,706,377)         $9,054,230

2005                                                                  Direct        Assumed         Ceded                Net
---------------------------------------------------------------------------------------------------------------------------------
Aggregate Reserves for Life and
 Accident and Health Policies                                         $5,709,495    $1,474,084    $(1,033,127)         $6,150,452
Policy and Contract Claim Liabilities                                    $21,717        $9,087        $(5,885)            $24,919
Premium and Annuity Considerations                                    $9,133,178      $270,423      $(251,264)         $9,152,337
Death, Annuity, Disability and Other Benefits                           $214,103      $115,716       $(49,707)           $280,112
Surrenders and Other Fund Withdrawals                                 $7,991,353      $624,025    $(1,640,814)         $6,974,564

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2004
Aggregate Reserves for Life and
Accident and Health Policies                                          $5,626,098    $1,483,460      $(948,528)         $6,161,030
Policy and Contract Claim Liabilities                                    $21,331       $14,491        $(8,942)            $26,880
Premium and Annuity Considerations                                   $11,712,335      $259,653      $(352,200)        $11,619,788
Death, Annuity, Disability and Other Benefits                           $196,436      $113,044       $(40,442)           $269,038
Surrenders and Other Fund Withdrawals                                 $6,150,801      $584,474    $(1,300,184)         $5,435,091

6.  PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2006
                                             Gross             Net of Loading
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $4,060               $4,785
Ordinary Renewal                                38,012               45,615
Group Life                                          32                   60
                                             ---------            ---------
                                      TOTAL    $42,104              $50,460
                                             ---------            ---------

                                                            2005
                                             GROSS             NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,309               $3,798
Ordinary Renewal                                21,266               34,666
Group Life                                          34                   62
                                             ---------            ---------
                                      TOTAL    $24,609              $38,526
                                             ---------            ---------

7.  RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

The Company provides Woodbury Financial Services ("WFS") with additional revenues to achieve break-even results on a pre-tax basis. Such additional revenues were $8.4 million and $8.7 million in 2006 and 2005, respectively.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

At December 31, 2006 and 2005, the Company reported $10,339 and $329, respectively, as a receivable from and $30,498 and $34,130, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the settlement require that these amounts be settled generally within 30 days.

For additional information, see Notes 4, 5, 8 and 11.

8.  PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $10,717, $8,226 and $31,786 for 2006, 2005 and 2004, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2006, 2005 or 2004.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2006 and 2005 and 2004 was $4,113 and $3,326 and $3,842,
respectively.

9.  CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2006 dividends of $115,000 were paid and no dividends were paid or declared in 2005 or 2004. The amount available for dividend in 2007 is approximately $288,226.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $31,718.

10.  SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $76,317,895 and $68,323,841 as of December 31, 2006 and 2005, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $1,237,941, $1,079,230 and $903,907 for the years ended December 31, 2006, 2005 and 2004, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2006 is as follows:

                                                                NONINDEXED
                                                                GUARANTEED                               NON-
                                                                LESS THAN           NONINDEXED        GUARANTEED
                                                                 OR EQUAL           GUARANTEED         SEPARATE
                                                                  TO 4%            MORE THAN 4%        ACCOUNTS         TOTAL
---------------------------------------------------------------------------------------------------------------------------------
1.  Premiums considerations or
  deposits for the year ended 2006                                 $ --                $ --             $6,907,634     $6,907,634
2.  Reserves @ year end                                              --                  --                     --             --
  I.  For accounts with assets at:                                   --                  --                     --             --
    a.  Market value                                                 --                  --             73,933,895     73,933,895
    b.  Amortized cost                                               --                  --                     --             --
                                                                   ----                ----          -------------  -------------
    c.  Total reserves                                             $ --                $ --            $73,933,895    $73,933,895
                                                                   ----                ----          -------------  -------------
  II.  By withdrawal characteristics:
    a.  Subject to discretionary withdrawal                        $ --                $ --                   $ --           $ --
    b.  With MVA adjustment                                          --                  --                     --             --
    c.  @ BV without MV adjustment and with                          --                  --                     --             --
      surrender charge of 5% or more                                 --                  --                     --             --
    d.  @ Market value                                               --                  --             73,816,967     73,816,967
    e.  @ BV without MV adjustment and with                          --                  --                     --             --
      surrender charge less than 5%                                  --                  --                     --             --
                                                                   ----                ----          -------------  -------------
    f.  Subtotal                                                   $ --                $ --            $73,816,967    $73,816,967
    g.  Not subject to discretionary withdrawal                      --                  --                116,928        116,928
                                                                   ----                ----          -------------  -------------
    h.  Total                                                      $ --                $ --            $73,933,895    $73,933,895
                                                                   ----                ----          -------------  -------------

Below is the reconciliation of Net Transfers to (from) Separate Accounts as of December 31,:

                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                             $6,907,635          $6,181,003          $8,453,455
Transfer from Separate Accounts                                           (7,637,822)         (5,041,408)         (2,862,330)
                                                                       -------------       -------------       -------------
Net Transfer (from)/to Separate Accounts                                    (730,187)          1,139,595           5,591,125
Internal Exchanges & Other Separate Account Activity                          55,063              52,973              56,855
                                                                       -------------       -------------       -------------
Transfer (from)/to Separate Accounts on the Statement of Operations        $(675,124)         $1,192,568          $5,647,980
                                                                       -------------       -------------       -------------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A)  LITIGATION

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the SEC, subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these contract owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

To date, the SEC's and New York Attorney General's market timing investigations have not resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. As of December 31, 2006, The Hartford had a reserve of $83 million, pre-tax, for the market timing matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to The Hartford of these matters could exceed the reserve by an amount that would have a material adverse effect on The Hartford's consolidated results of operations or cash flows in a particular quarterly or annual period. It is also uncertain whether and to what extent the cost of any resolution of this matter would be allocated to Hartford Life and Annuity Insurance Company.

(B)  GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $308, $1,450 and $1,268 in 2006, 2005 and 2004, respectively, of which $279, $1,020 and $762 in 2006, 2005 and 2004, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,914 and $4,184 as of December 31, 2006 and 2005, respectively.

(C)  LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied by The Hartford's life insurance companies was $15,719, $16,470 and $16,738 in 2006, 2005 and 2004, respectively. Future minimum rental commitments are as follows:

2007                                                                     $14,235
2008                                                                      12,318
2009                                                                      10,540
2010                                                                       9,193
2011                                                                       1,907
Thereafter                                                                 1,871
                                                                       ---------
                                                                TOTAL    $50,064
                                                                       ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $4,891 $12,860 and $5,574 in 2006, 2005 and
2004, respectively.

(D)  TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, the utilization of capital loss carry forwards at the mutual fund level and appropriate levels of taxable income.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to the actual FTC's passed through by the mutual funds.

(E)  FUNDING OBLIGATION

At December 31, 2006, the Company had an outstanding commitment totaling $2,747 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2006
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,957
 Bonds Exempt from U.S. Tax                                              46
 Other Bonds (unaffiliated)                                         287,867
 Bonds of Affiliates                                                  2,791
 Preferred Stocks (unaffiliated)                                     10,436
 Preferred Stocks of affiliates                                          --
 Common Stocks (unaffiliated)                                           363
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                       9,591
 Real Estate                                                          2,472
 Contract loans                                                      21,199
 Cash/short-term Investments                                         12,461
 Derivative Instruments                                              (1,596)
 Other Invested Assets                                                   --
 Aggregate Write-ins for Investment Income                           (2,097)
                                                              -------------
                                     GROSS INVESTMENT INCOME        346,490
 Less: Investment Expenses                                            7,143
                                                              -------------
                                       NET INVESTMENT INCOME       $339,347
                                                              -------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $25,667
                                                              -------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                      $3,300
 Residential Mortgages                                                   --
 Commercial Mortgages                                               157,295
                                                              -------------
                                        TOTAL MORTGAGE LOANS       $160,595
                                                              -------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $160,595
 Good Standing with Restructured Terms                                   --
 Interest Overdue More Than 90 Days                                      --
 Not In Foreclosure                                                      --
 Foreclosure In Process                                                  --
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                               $1
                                                              -------------
COLLATERAL LOANS                                                       $ --
                                                              -------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
 BOOK VALUE:
 Bonds                                                              $27,225
 Preferred Stocks                                                        --
 Common Stocks                                                        5,815
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                       $764,400
 Over 1 year through 5 years                                      1,637,293
 Over 5 years through 10 years                                    1,968,897
 Over 10 years through 20 years                                     569,021
 Over 20 years                                                      492,937
                                                              -------------
                                           TOTAL BY MATURITY     $5,432,548
                                                              -------------

By Class -- Statement Value
 Class 1                                                         $3,900,797
 Class 2                                                          1,326,264
 Class 3                                                            158,142
 Class 4                                                             42,404
 Class 5                                                              3,247
 Class 6                                                              1,694
                                                              -------------
                                              TOTAL BY CLASS     $5,432,548
                                                              -------------
Total Publicly Traded                                            $4,195,959
Total Privately Placed                                            1,236,589
                                                              -------------
                                         TOTAL BY MAJOR TYPE     $5,432,548
                                                              -------------
INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                               $232,674
 Common Stocks -- Market Value                                       13,176
 Short-Term Investments -- Book Value                               395,954
 Options, Caps, and Floors Owned -- Statement Value                 252,319
 Options, Caps, and Floors Written and Inforce -- Statement              --
  Value
 Collar, Swap, and Forward Agreements Open -- Statement             (16,981)
  Value
 Financial Futures Contracts Open -- Current Value                  507,822
 Cash on Deposit                                                     46,429
 Cash Equivalents                                                    25,265
LIFE INSURANCE IN FORCE:
 Industrial                                                            $ --
 Ordinary                                                        81,570,479
 Credit Life                                                             --
 Group Life                                                         233,245
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                  $57,390
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                            $ --
 Ordinary                                                         5,497,483
 Credit Life                                                             --
 Group Life                                                           6,188
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                       3,405
Group -- Not Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --
Group -- Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --

ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $41,044
 Deferred -- Fully Paid Account Balance                               76,894,814
 Deferred -- Not Fully Paid -- Account Balance                            82,691
Group:
 Amount of Income Payable                                                    $80
 Fully Paid Account Balance                                              411,353
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Ordinary                                                                 $1,235
 Group                                                                        --
 Credit                                                                       --
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $41,468
 Dividend Accumulations -- Account Balance                                   130
CLAIM PAYMENTS:
Group Accident & Health
 2006                                                                       $ --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 2002                                                                         --
 Prior                                                                        --
Other Accident & Health
 2006                                                                   $935,253
 2005                                                                    286,872
 2004                                                                     93,293
 2003                                                                    117,161
 2002                                                                     27,591
 Prior                                                                   761,542
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2006                                                                       $ --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 2002                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2006
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                        ADMITTED ASSETS AS
                                                                       GROSS INVESTMENT                  REPORTED IN THE
                                                                           HOLDINGS                      ANNUAL STATEMENT
                                                                 AMOUNT             PERCENT        AMOUNT             PERCENT
---------------------------------------------------------------------------------------------------------------------------------
Investment Categories
1. Bonds
  1.1 U.S. treasury securities                                    $24,639              0.4          $24,639              0.4
  1.2 U.S. government agency and corporate obligations
   (excluding mortgage-backed securities):
    1.21 Issued by U.S. government agencies                            --               --               --               --
    1.22 Issued by U.S. government sponsored agencies                  --               --               --               --
  1.3 Foreign government (Including Canada, excluding
   mortgage-backed securities)                                      5,140              0.1            5,140              0.1
  1.4 Securities issued by states, territories and
   possessions and political subdivisions general
   obligations:
    1.41 State, territories and possessions general
     obligations                                                    1,164              0.0            1,164              0.0
    1.42 Political subdivisions of states, territories &
     possessions & political subdivisions general obligations          --               --               --               --
    1.43 Revenue and assessment obligations                        35,000              0.5           35,000              0.5
    1.44 Industrial development and similar obligations                --               --               --               --
  1.5 Mortgage-backed securities (includes residential and
   commercial MBS):
    1.51 Pass-through securities:
      1.511 Issued or guaranteed by GNMA                           22,584              0.3           22,584              0.3
      1.512 Issued or guaranteed by FNMA and FHLMC                443,424              6.8          443,424              6.8
      1.513 Privately issued                                           --               --               --               --
    1.52 CMOs and REMICs:
      1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA       130,524              2.0          130,524              2.0
      1.522 Issued by non-U.S. Government issuers and
       collateralized by mortgage-backed securities issued or
       guaranteed by agencies shown in Line 1.521                      --               --               --               --
      1.523 All other privately issued                          1,750,268             26.9        1,750,268             26.9
2. Other debt and other fixed income securities (excluding
 short-term):
  2.1 Unaffiliated domestic securities (includes credit
   tenant loans rated by SVO)                                   2,035,538             31.3        2,035,538             31.3
  2.2 Unaffiliated foreign securities                             561,088              8.6          561,088              8.6
  2.3 Affiliated securities                                        27,225              0.4           27,225              0.4
3. Equity Interests:
  3.1 Investment in mutual funds                                    7,362              0.1            7,362              0.1
  3.2 Preferred stocks:
    3.21 Affiliated                                               232,675              3.6          232,675              3.6
    3.22 Unaffiliated                                                  --               --               --               --
  3.3 Publicly traded equity securities (excluding preferred stocks):
    3.31 Affiliated                                                    --               --               --               --
    3.32 Unaffiliated                                                  --               --               --               --
  3.4 Other equity securities:
    3.41 Affiliated                                                 5,815              0.1            5,815              0.1
    3.42 Unaffiliated                                                  --               --               --               --
  3.5 Other equity securities including tangible personal
   property under lease:
    3.51 Affiliated                                                    --               --               --               --
    3.52 Unaffiliated                                                  --               --               --               --
4. Mortgage loans:
  4.1 Construction and land development                                --               --               --               --
  4.2 Agricultural                                                  3,300              0.1            3,300              0.1
  4.3 Single family residential properties                             --               --               --               --
  4.4 Multifamily residential properties                               --               --               --               --
  4.5 Commercial loans                                            157,295              2.4          157,295              2.4
  4.6 Mezzanine real estate loans                                      --               --               --               --
5. Real estate investments:
  5.1 Property occupied by company                                 25,667              0.4           25,667              0.4
  5.2 Property held for production of income                           --               --               --               --
  5.3 Property held for sale                                           --               --               --               --
6. Policy loans                                                   324,631              5.0          324,631              5.0
7. Receivables for securities                                       1,090              0.0            1,090              0.0
8. Cash, cash equivalents and short-term investments              467,648              7.2          467,648              7.2
9. Other invested assets                                          244,362              3.8          244,362              3.8
                                                               ----------            -----       ----------            -----
10. TOTAL INVESTED ASSETS                                      $6,506,439            100.0       $6,506,439            100.0
                                                               ----------            -----       ----------            -----

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES
                                  DUE APRIL 1
                      FOR THE YEAR ENDED DECEMBER 31, 2006
                 OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADDRESS (CITY, STATE, ZIP CODE): SIMSBURY, CT 06089

NAIC Group Code                        0091     NAIC Company Code             71153     Employer's ID Number          39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1. Reporting entity's total admitted assets as reported on
 Page 2 of this annual statement.                                $6,768,243,570
2. Ten largest exposures to a single
 issuer/borrower/investment.

                                                                                                    4
                                                              2                                PERCENTAGE
1                                                             DESCRIPTION         3             OF TOTAL
ISSUER                                                        OF EXPOSURE      AMOUNT        ADMITTED ASSETS
------------------------------------------------------------------------------------------------------------------
  2.01 Hartford Stip                                          Bond            $146,056,217              2.158%
  2.02 Jpmorgan Prime MMF Agency Shares                       Bond             $93,077,196              1.375%
  2.03 Hartford Securities Lending Pool                       Bond             $53,000,000              0.783%
  2.04 Fortis Commerical Mortgage Portfolio Mortgage Loan     Bond             $49,620,112              0.733%
  2.05 Hutchison Whampoa Limited                              Bond             $45,995,714              0.680%
  2.06 CIT Group Inc                                          Bond             $41,722,055              0.616%
  2.07 Xstrata PLC                                            Bond             $38,088,679              0.563%
  2.08 BA Master Credit Card Trust MBNA                       Bond             $36,640,958              0.541%
  2.09 Wyeth                                                  Bond             $36,425,088              0.538%
  2.10 Progress Energy Inc                                    Bond             $36,143,753              0.534%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

BONDS                                                                1                 2
------------------------------------------------------------------------------------------------------
  3.01 NAIC-1                                                  $3,900,797,090             57.634%
  3.02 NAIC-2                                                  $1,326,264,575             19.595%
  3.03 NAIC-3                                                    $158,141,862              2.337%
  3.04 NAIC-4                                                     $42,403,630              0.627%
  3.05 NAIC-5                                                      $3,246,862              0.048%
  3.06 NAIC-6                                                      $1,694,136               0.25%

PREFERRED STOCKS                                                     3                 4
-----------------------------------------------------------------------------------------------------
  3.07 P/RP-1                                                     $68,025,736              1.005%
  3.08 P/RP-2                                                    $116,176,095              1.716%
  3.09 P/RP-3                                                     $48,472,592              0.716%
  3.10 P/RP-4                                                               $              0.000%
  3.11 P/RP-5                                                               $              0.000%
  3.12 P/RP-6                                                               $              0.000%
4. Assets held in foreign investments:
  4.01 Are assets held in foreign investments less than 2.5%
   of the reporting entity's total admitted assets?                   Yes / /             No / /
  4.02 Total admitted assets held in foreign investments         $755,542,915             11.163%
  4.03 Foreign-currency-denominated investments                             $              0.000%
  4.04 Insurance liabilities denominated in that same
   foreign currency                                                         $              0.000%
  If response to 4.01 above is yes, responses are not
  required for interrogatories 5-10.
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:
                                                                     1                 2
                                                              ---------------  -----------------
  5.01 Countries rated NAIC-1                                    $755,542,915             11.163%
  5.02 Countries rated NAIC-2                                               $              0.000%
  5.03 Countries rated NAIC-3 or below                                      $              0.000%

6. Two largest foreign investment exposures to a single
 country, categorized by the country's NAIC sovereign
 rating:
                                                                   1                2
                                                              -----------  --------------------
Countries rated NAIC-1:
  6.01 Country: United Kingdom                                $161,385,383                2.384%
  6.02 Country: Australia                                     $101,366,275                1.498%
Countries rated NAIC-2:
  6.03 Country:                                                         $                 0.000%
  6.04 Country:                                                         $                 0.000%
Countries rated NAIC-3 or below:
  6.05 Country:                                                         $                 0.000%
  6.06 Country:                                                         $                 0.000%
                                                                   1                2
                                                              -----------  --------------------
7. Aggregate unhedged foreign currency exposure:                        $                 0.000%
8. Aggregate unhedged foreign currency exposure categorized
 by NAIC sovereign rating:
  8.01 Countries rated NAIC-1                                           $                 0.000%
  8.02 Countries rated NAIC-2                                           $                 0.000%
  8.03 Countries rated NAIC-3 or below                                  $                 0.000%
9. Two largest unhedged foreign currency exposures to a
 single country, categorized by the country's NAIC sovereign rating:
                                                                   1                2
                                                              -----------  --------------------
Countries rated NAIC-1:
  9.01 Country:                                                         $                 0.000%
  9.02 Country:                                                         $                 0.000%
Countries rated NAIC-2:
  9.03 Country:                                                         $                 0.000%
  9.04 Country:                                                         $                 0.000%
Countries rated NAIC-3 or below:
  9.05 Country:                                                         $                 0.000%
  9.06 Country:                                                         $                 0.000%
10. Ten largest non-sovereign (i.e. non-governmental)
 foreign issues:

1                                                             2
ISSUER                                                        NAIC RATING         3                 4
------------------------------------------------------------------------------------------------------------------
  10.01 HUTCHISON WHAMPOA LIMITED                             1FE              $45,995,714              0.680%
  10.02 COCA-COLA AMATIL LIMITED                              1                $29,824,479              0.441%
  10.03 STANDARD CHARTERED PLC                                RP3LFE           $27,487,000              0.406%
  10.04 EDIZIONE HOLDING                                      1FE              $24,980,047              0.369%
  10.05 FRANCE TELECOM                                        1FE              $24,630,932              0.364%
  10.06 SUMITOMO MITSUI FINANCIAL GROUP INC                   RP3LFE           $20,985,592              0.310%
  10.07 KBC GROEP NV                                          RP1L             $20,425,207              0.302%
  10.08 BT GROUP PLC                                          2FE              $20,046,413              0.296%
  10.09 HUNTER DOUGLAS NV                                     1               $20,000,0007              0.295%
  10.10 BNP RARIBAS                                           RP2L             $19,000,000              0.281%
11. Amounts and percentages of the reporting entity's total
 admitted assets held in Canadian investments and unhedged
 Canadian currency exposure:
  11.01 Are assets held in Canadian investments less than
   2.5% of the reporting entity's total admitted assets?                           Yes / /               No x
     If response to 11.01 is yes, detail is not required for
     the remainder of Interrogatory 11.
  11.02 Total admitted assets held in Canadian Investments                    $197,901,325              2.924%
  11.03 Canadian currency-denominated investments                              $10,000,000              0.148%
  11.04 Canadian-denominated insurance liabilities                                       $              0.000%
  11.05 Unhedged Canadian currency exposure                                              $              0.000%
12. Report aggregate amounts and percentages of the
 reporting entity's total admitted assets held in
 investments with contractual sales restrictions.
  12.01 Are assets held in investments with contractual
   sales restrictions less than 2.5% of the reporting
   entity's total admitted assets?                                                   Yes x             No / /
     If response to 12.01 is yes, responses are not required
     for the remainder of Interrogatory 12.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  12.02 Aggregate statement value of investments with
   contractual sales restrictions:                                          $              0.000%
  12.03                                                                     $              0.000%
  12.04                                                                     $              0.000%
  12.05                                                                     $              0.000%

13. Amounts and percentages of admitted assets held in the
 largest 10 equity interests:
  13.01 Are assets held in equity interest less than 2.5% of
   the reporting entity's total admitted assets?                           Yes / /               No x
     If response to 13.01 above is yes, responses are not
     required for the remainder of Interrogatory 13.

1
NAME OF ISSUER                                                       2                 3
-----------------------------------------------------------------------------------------------------
  13.02 STANDARD CHARTERED PLC                                    $27,487,000              0.406%
  13.03 SUMITOMO MITSUI FINANCIAL GROUP INC                       $20,985,592              0.310%
  13.04 KBC GROEP NV                                              $20,425,207              0.302%
  13.05 WELLS FARGO & COMPANY                                     $20,381,727              0.301%
  13.06 BNP PARIBAS                                               $19,000,000              0.281%
  13.07 RESONA HOLDINGS INC                                       $14,086,859              0.208%
  13.08 NIB CAPITAL NV                                            $13,943,886              0.206%
  13.09 USB REALTY CORP                                           $11,199,552              0.165%
  13.10 RABOBANK NEDERLAND                                        $10,063,885              0.149%
  13.11 BANK OF IRELAND                                            $9,000,000              0.133%
14. Amounts and percentages of the reporting entity's total
 admitted assets held in nonaffiliated, privately placed
 equities:
  14.01 Are assets held in nonaffiliated, privately placed
   equities less than 2.5% of the reporting entity's total
   admitted assets?                                                     Yes x             No / /
     If response to 14.01 above is yes, responses are not
     required for the remainder of Interrogatory 14.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  14.02 Aggregate statement value of investments held in
   nonaffiliated, privately placed equities:                                $              0.000%
     Largest 3 investments held in nonaffiliated, privately
     placed equities:
  14.03                                                                     $              0.000%
  14.04                                                                     $              0.000%
  14.05                                                                     $              0.000%
15. Amounts and percentages of the reporting entity's total
 admitted assets held in general partnership interests:
  15.01 Are assets held in general partnership interests
   less than 2.5% of the reporting entity's total admitted
   assets?                                                              Yes x             No / /
     If response to 15.01 above is yes, responses are not
     required for the remainder of Interrogatory 15.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  15.02 Aggregate statement value of investments held in
   general partnership interests:                                           $              0.000%
     Largest 3 investments in general partnership interests:
  15.03                                                                     $              0.000%
  15.04                                                                     $              0.000%
  15.05                                                                     $              0.000%
16. Amounts and percentages of the reporting entity's total
 admitted assets held in mortgage loans:
  16.01 Are mortgage loans reported in Schedule B less than
   2.5% of the reporting entity's total admitted assets?                Yes x             No / /
     If response to 16.01 above is yes, responses are not
     required for the remainder of Interrogatory 16 and
     Interrogatory 17.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
Type (Residential, Commercial, Agricultural)
------------------------------------------------------------  ---------------  -----------------
  16.02                                                                     $              0.000%
  16.03                                                                     $              0.000%
  16.04                                                                     $              0.000%
  16.05                                                                     $              0.000%
  16.06                                                                     $              0.000%
  16.07                                                                     $              0.000%
  16.08                                                                     $              0.000%
  16.09                                                                     $              0.000%
  16.10                                                                     $              0.000%
  16.11                                                                     $              0.000%
Amount and percentage of the reporting entity's total
 admitted assets held in the following categories of
 mortgage loans:
                                                                   Loans
                                                              ---------------
  16.12 Construction loans                                                  $              0.000%
  16.13 Mortgage loans over 90 days past due                                $              0.000%
  16.14 Mortgage loans in the process of foreclosure                        $              0.000%
  16.15 Mortgage loans foreclosed                                           $              0.000%
  16.16 Restructured mortgage loans                                         $              0.000%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                       RESIDENTIAL                      COMMERCIAL                      AGRICULTURAL
         LOAN-TO-VALUE              1              2                3               4                5               6
---------------------------------------------------------------------------------------------------------------------------------
  17.01 above 95%                       $           0.000%               $           0.000%               $           0.000%
  17.02 91% to 95%                      $           0.000%               $           0.000%               $           0.000%
  17.03 81% to 90%                      $           0.000%               $           0.000%               $           0.000%
  17.04 71% to 80%                      $           0.000%               $           0.000%               $           0.000%
  17.05 below 70%                       $           0.000%               $           0.000%               $           0.000%
18. Amounts and percentages of
 the reporting entity's total
 admitted assets held in each
 of the five largest
 investments in real estate:
  18.01 Are assets held in real                                                                       Yes x          No / /
   estate reported less than
   2.5% of the reporting
   entity's total admitted
   assets?
     If response to 18.01 above
     is yes, responses are not
     required for the remainder
     of Interrogatory 18.
  Largest five investments in
  any one parcel or group of
  contiguous parcels of real
  estate.
Description                                                                                          2               3
-------------------------------  --------  --  ----------  ---  ----------  --  ----------  ---  ----------  --  ----------
                                                                                                 ----------      ----------
  18.02                                                                                                   $           0.000%
  18.03                                                                                                   $           0.000%
  18.04                                                                                                   $           0.000%
  18.05                                                                                                   $           0.000%
  18.06                                                                                                   $           0.000%
19. Report aggregate amounts
 and percentages of the
 reporting entity's total
 admitted assets held in
 mezzanine real estate loans.
  19.01 Are assets held in                                                                            Yes x          No / /
   investments held in
   mezzanine real estate loans
   less than 2.5% of the
   reporting entity's admitted
   asses?
     Is response to 19.01 is
     yes, responses are not
     required for the remainder
     of interrogatory 19.
               1                                                                                     2               3
-------------------------------  --------  --  ----------  ---  ----------  --  ----------  ---  ----------  --  ----------
                                                                                                 ----------      ----------
  19.02 Aggregate statement                                                                               $           0.000%
   value of investments held in
   mezzanine real estate loans
   Largest three investments
   held in mezzanine real
   estate loans.
  19.03                                                                                                   $           0.000%
  19.04                                                                                                   $           0.000%
  19.05                                                                                                   $           0.000%

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                               1                 2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  20.01 Securities lending (do not        $75,823,346              1.120%       $91,596,756        $80,846,277        $51,636,824
   include assets held as collateral for
   such transactions)
  20.02 Repurchase agreements                       $              0.000%                 $                  $                  $
  20.03 Reverse repurchase agreements               $              0.000%                 $                  $                  $
  20.04 Dollar repurchase agreements                $              0.000%                 $                  $                  $
  20.05 Dollar reverse repurchase                   $              0.000%                 $                  $                  $
   agreements

21. Amounts and percentages indicated below for warrants not attached to other financial instruments, options, caps and floors:

                                                                    OWNED                                 WRITTEN
                                                            1                    2                   3               4
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                                                    $                0.000%                $           0.000%
  21.02 Income generation                                          $                0.000%                $           0.000%
  21.03 Other                                           $252,319,121                3.728%                $           0.000%

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                              1                  2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                            $3,545,447              0.052%        $4,787,112         $3,829,791         $3,703,970
  21.02 Income generation                           $              0.000%                 $                  $                  $
  21.03 Replications                         $118,455              0.002%                 $                  $                  $
  21.04 Other                             $24,482,891              0.362%       $17,581,640        $26,276,153         $2,493,177

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                               1                 2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  23.01 Hedging                                     $              0.000%                 $                  $                  $
  23.02 Income generation                           $              0.000%                 $                  $                  $
  23.03 Replications                                $              0.000%                 $                  $                  $
  23.04 Other                              $8,834,500              0.131%        $6,640,400         $1,716,050         $2,918,700